2002 ANNUAL REPORT
September 30, 2002

[MORGAN STANLEY LOGO]

Morgan Stanley Institutional Fund Trust

FIXED INCOME PORTFOLIOS

Core Plus Fixed Income Portfolio
Investment Grade Fixed Income Portfolio
U.S. Core Fixed Income Portfolio
Cash Reserves Portfolio
Global Fixed Income Portfolio
High Yield Portfolio
Intermediate Duration Portfolio
International Fixed Income Portfolio
Limited Duration Portfolio
Municipal Portfolio

BALANCED PORTFOLIOS

Balanced Portfolio
Multi-Asset-Class Portfolio

2002 ANNUAL REPORT
September 30, 2002

Table of Contents

Morgan Stanley Institutional Fund Trust
is pleased to present the Annual Report
for the Fixed Income and Balanced
Portfolios as of September 30, 2002.
Please call your client service
representative at 800-354-8185 with any
questions regarding this report.

President's Letter                                          1
-------------------------------------------------------------
Portfolio Overviews and Statements of Net Assets
Core Fixed Income Distinguishing Characteristics and
  General Strategy                                          2
-------------------------------------------------------------
  Core Plus Fixed Income Portfolio                          3
-------------------------------------------------------------
  Investment Grade Fixed Income Portfolio                  13
-------------------------------------------------------------
  U.S. Core Fixed Income Portfolio                         21
-------------------------------------------------------------
Cash Reserves Portfolio                                    29
-------------------------------------------------------------
Global Fixed Income Portfolio                              33
-------------------------------------------------------------
High Yield Portfolio                                       39
-------------------------------------------------------------
Intermediate Duration Portfolio                            48
-------------------------------------------------------------
International Fixed Income Portfolio                       56
-------------------------------------------------------------
Limited Duration Portfolio                                 61
-------------------------------------------------------------
Municipal Portfolio                                        69
-------------------------------------------------------------
Balanced Portfolio                                         79
-------------------------------------------------------------
Multi-Asset-Class Portfolio                                93
-------------------------------------------------------------
STATEMENTS OF OPERATIONS                                  116
-------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                       120
-------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                      130
-------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                             145
-------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT                              161
-------------------------------------------------------------
FEDERAL INCOME TAX INFORMATION                            162
-------------------------------------------------------------
TRUSTEE AND OFFICER INFORMATION                           163
-------------------------------------------------------------

This annual report contains certain
investment return information. Past
performance is not indicative of future
results and the investment return and
principal value of an investment will
fluctuate so that an investor's shares,
when redeemed, may be worth either more
or less than their original cost.

This report has been prepared for
shareholders and may be distributed to
others only if preceded or accompanied
by a current prospectus.

2002 ANNUAL REPORT
September 30, 2002
                                                                               1

President's Letter

DEAR SHAREHOLDERS:

Over the past twelve months, U.S. equity markets have experienced several hopeful rallies only to reach yet lower lows. By the end of September 2002, the bear market had aged two and a half years, one of the oldest of the past century. But bad news for stocks was good news for bonds, and fixed-income returns soared.

The technology-laden Nasdaq continued to have heavy losses for the twelve months ended September 30, 2002, plummeting 21.8% (price return). The large-cap S&P 500 fell 20.5% (total return) during that time period, while the blue chip Dow Jones lost 12.5% (total return). Even the small-cap Russell 2000, which had hitherto been immune to the bear market, depreciated by 9.3% (total return). Although the drop in stock values affected equities of all sizes and styles, growth stocks outperformed value stocks. The S&P Barra Value index tumbled 22.2% (total return) over 12 months, while the Growth index fell 19.3% (total return).

Corporate earnings declined year over year for five quarters in a row, marking the worst profits recessions on record. But by the second quarter of 2002 earnings rose by a modest 1.4% over the previous year and were expected to continue trending up, according to First Call. As earnings improved but the market continued to stumble, valuations fell significantly. Price-to-earnings ratios based on trailing earnings peaked in March 2002 at 62, then fell to 29 by the following September.

Most international developed markets fared even worse than U.S. markets over the past year, despite a depreciating dollar, which boosted non-dollar-denominated returns. The MSCI EAFE index for Europe, Asia, and the Far East declined 17.0% (price return) in dollars for the twelve months ended September 2002 and lost 21.5% (price return) in local currencies. Japan, which remained gripped by deflation, a lackluster economy, and a strained banking system, still managed to outperform its European counterparts. The MSCI Japan index lost just 11.2% (price return) in dollars, and 9.2% (price return) in local currency. Germany was one of the worst performers, with the MSCI Germany index falling 30.6% (price return) in dollars and 36.0% (price return) in local currency.

Shortly after September 11, 2001, the Federal Reserve resumed cutting interest rates aggressively to help shore up the economy. In the last four months of 2001, the Fed shaved 175 basis points off of the federal funds rate, bringing it to historic lows of 1.75%. During the fourth quarter of 2001 and the first quarter of 2002, the extra stimulus appeared to be helping the economy pull out of recession. In early 2002, GDP clocked in at a robust 5.0%. But from there the economic picture began to turn more mixed. The labor market continued to deteriorate, although not dramatically, consumer confidence slackened, and companies remained reluctant to make new investments. Despite those drags, consumers continued to spend and the Fed increased liquidity even further in November by cutting another 50 basis points off of the funds rate.

Fixed-income markets enjoyed spectacular performance, outperforming equities to the greatest extent since the 1930s. The Lehman Brothers Aggregate Bond index gained 11.7% (price return) during the 12 months ended September 2002. For that period, government long-term issues had the best performance, gaining 14.6%. Yields all across the yield curve dropped over the past year, including the 30-year Treasury bond, which lost 75 basis points to end the year at 4.7%. The 2-year Treasury note reached 1.7%, 82 basis points below where it was in September 2001.

OUTLOOK

Over the past twelve months, the economy and markets weathered significant stresses. Business activity slowed dramatically, pushing the economy into recession. And despite a promising economic recovery in late 2001, markets were dragged down by tremendous uncertainty. Government regulators investigated a slew of cases, including accounting fraud, corporate malfeasance, and insider trading. At the same time, the administration readied for war with Iraq while issuing warnings of possible terrorist activity.

While scandals and terror grabbed the headlines, however, the fundamentals began to improve. Corporate earnings began to increase, valuations fell to more reasonable levels, business inventories were drawn down, and the consumer remained stalwart. We believe that the economy will continue to recover and as the global environment becomes more certain, markets will continue to pick up.

Sincerely,

/s/ Ronald E. Robison

Ronald E. Robison
President
November 2002

2

Portfolio Overview (Unaudited)

CORE FIXED-INCOME PORTFOLIOS: DISTINGUISHING
CHARACTERISTICS AND GENERAL STRATEGY

- CORE PLUS FIXED INCOME PORTFOLIO

- INVESTMENT GRADE FIXED INCOME PORTFOLIO

- U.S. CORE FIXED INCOME PORTFOLIO

The MSIF Trust core fixed-income portfolios invest in a broad array of fixed-income securities -- including U.S. Treasury and Agency securities, corporate obligations, mortgage-backed issues, and, where permitted, non-dollar bonds -- while maintaining a high overall credit quality. To meet the various needs of different core fixed-income investors, MSIF Trust offers three different core fixed-income mutual funds -- all of which are actively managed by Morgan Stanley Investment Management's fixed-income team.

The CORE PLUS FIXED INCOME PORTFOLIO is the flagship offering of the MSIF Trust core fixed-income portfolios, and is structured to take full advantage of the Advisor's core fixed-income capabilities. The INVESTMENT GRADE FIXED INCOME PORTFOLIO invests only in fixed-income securities with credit-quality ratings of BBB or better. The U.S. CORE FIXED INCOME PORTFOLIO invests only in dollar-denominated fixed-income securities issued by domestic entities with a credit-quality rating of BBB or better.

Morgan Stanley Investment Management's core fixed-income strategies have three major objectives. The first is to provide investors with a positive real return -- a total return including income and capital gains that is greater than the rate of inflation. The second is to help diversify equity-oriented strategies in other areas of clients' investment programs. The third is to provide a hedge against a severe economic contraction. To provide this hedge, each Portfolio maintains a high average credit quality and an emphasis on non-callable, prepayment-protected securities. This approach positions each Portfolio to perform well when other market sectors experience poor returns.

PERFORMANCE DISCUSSION:

Absolute net-of-fees returns for the Institutional Class of shares were as follows: for the CORE PLUS FIXED INCOME PORTFOLIO, 6.30%; for the INVESTMENT GRADE FIXED INCOME PORTFOLIO, 7.93%; and for the U.S. CORE FIXED INCOME PORTFOLIO, 7.98%. All three funds use the same benchmark, the Salomon Broad Investment Grade Index, which returned 8.39% during the period.

The fiscal year encompassed two different market environments. The first environment prevailed from late-October 2001 through the start of calendar year 2002. It featured a stronger-then-expected recovery from the short-lived recession, a sharp rise in market interest rates, and narrowing yield spreads in the non-Treasury sectors. All three Portfolios fared well in this environment, as they maintained below-benchmark interest-rate risk positions and above-benchmark sensitivities to the non-Treasury areas. As interest rates moved higher and yield spreads declined, we scaled out of the interest-rate risk position and trimmed selected corporate holdings.

The second environment, which started in March 2002 and continued through the end of the fiscal year, was characterized by uneven economic growth, extreme equity volatility, corporate accounting concerns, sharp declines in market interest rates, and a significant rise in yield spreads. The Portfolios' above-benchmark sensitivity to the non-Treasury sectors, especially corporate bonds, and reinstitution of a below-benchmark interest-rate risk strategy in the July-September 2002 period combined to have a significant unfavorable impact on relative performance. This overwhelmed our favorable performance in the first part of the fiscal year, and resulted in underperformance for all three Portfolios for the twelve-month period.

While all three Portfolios lagged the benchmark, some fared better than others. The CORE PLUS FIXED INCOME PORTFOLIO maintained greater exposure to medium-quality corporates than either the INVESTMENT GRADE FIXED INCOME or U.S. CORE FIXED INCOME PORTFOLIOS, and also maintained a small allocation to below investment-grade bonds in accordance with its more permissive guidelines. As medium- and lower-quality corporates fared worse than higher-quality corporates in the latter part of fiscal 2002, this hurt the CORE PLUS FIXED INCOME PORTFOLIO'S performance relative to the other two Portfolios.

Both the CORE PLUS FIXED INCOME and INVESTMENT GRADE FIXED INCOME PORTFOLIOS allow for opportunistic use of non-dollar bonds. We entered the fiscal year with a 2% position in Euro-denominated bonds on a currency-exposed basis. This position added value, as the Euro posted sharp gains versus the dollar. We hedged the currency exposure by June 2002, and exited the opportunistic bond position shortly thereafter.

We have managed fixed-income assets for nearly 25 years, and we have seen periods of both extreme optimism and pessimism. Currently, very low Treasury yields and extremely wide yield spreads in the non-Treasury sectors, in our view, reflect extremely pessimistic implied market forecasts. We believe prevailing Treasury yields can be justified only by assuming below-trend GDP for the next decade; as the economy usually reverts back to trend within 1-2 years following a recession, we find this implied market forecast to be quite extreme; to minimize exposure to a potential rise in market rates, all three funds have 1.25-year below-benchmark interest-rate risk positions as we start the new fiscal year. At the same time, we believe wide corporate and mortgage yield spreads reflect extremely pessimistic views on credit risk and prepayment risk. While credit risk is higher today than it was a year ago, we believe yield spreads generally provide ample compensation for this risk; we expect to build a larger allocation to corporates over the coming year, but will do so with great care so as to minimize potential credit losses. In the mortgage sector, higher-coupon securities are prepaying at slower speeds than those assumed by the market; since slower-than-expected prepayments benefit owners of higher-coupon securities, we are concentrating most mortgage holdings in this area.

While our near-term performance has been disappointing, we remain confident that a strict adherence to our value discipline may generate successful long-term performance for our family of core fixed-income funds.

2002 ANNUAL REPORT
September 30, 2002
                                                                               3

[GROWTH OF A $5 MILLION** INVESTMENT OVER 10 YEARS LINE GRAPH]

                                                                       INSTITUTIONAL*                  SALOMON BROAD INDEX
                                                                       --------------                  -------------------
9/30/92                                                                    5000.00                            5000.00
12/31/92                                                                   5069.00                            5014.00
3/31/93                                                                    5305.00                            5222.00
6/30/93                                                                    5500.00                            5367.00
9/30/93                                                                    5713.00                            5509.00
12/31/93                                                                   5773.00                            5511.00
3/31/94                                                                    5593.00                            5356.00
6/30/94                                                                    5445.00                            5304.00
9/30/94                                                                    5460.00                            5333.00
12/31/94                                                                   5455.00                            5354.00
3/31/95                                                                    5723.00                            5625.00
6/30/95                                                                    6046.00                            5969.00
9/30/95                                                                    6235.00                            6082.00
12/31/95                                                                   6493.00                            6346.00
3/31/96                                                                    6477.00                            6235.00
6/30/96                                                                    6556.00                            6266.00
9/30/96                                                                    6710.00                            6383.00
12/31/96                                                                   6971.00                            6575.00
3/31/97                                                                    6965.00                            6541.00
6/30/97                                                                    7243.00                            6777.00
9/30/97                                                                    7480.00                            7003.00
12/31/97                                                                   7641.00                            7209.00
3/31/98                                                                    7769.00                            7325.00
6/30/98                                                                    7899.00                            7495.00
9/30/98                                                                    8071.00                            7806.00
12/31/98                                                                   8169.00                            7838.00
3/31/99                                                                    8190.00                            7801.00
6/30/99                                                                    8061.00                            7729.00
9/30/99                                                                    8097.00                            7785.00
12/31/99                                                                   8119.00                            7771.00
3/31/00                                                                    8238.00                            7942.00
6/30/00                                                                    8374.00                            8077.00
9/30/00                                                                    8666.00                            8323.00
12/31/00                                                                   8998.00                            8673.00
3/31/01                                                                    9334.00                            8940.00
6/30/01                                                                    9449.00                            8985.00
9/30/01                                                                    9769.00                            9408.00
12/31/01                                                                   9930.00                            9410.00
3/31/02                                                                    9930.00                            9417.00
6/30/02                                                                   10197.00                            9749.00
9/30/02                                                                   10385.00                           10198.00

**Minimum Investment

The performance of the Investment and Adviser Class shares will vary based upon the different inception dates and fees assessed to those classes.

AVERAGE ANNUAL TOTAL RETURNS ENDED 9/30/02*
---------------------------------------------------------------

CORE PLUS FIXED INCOME
-----------------------------------------------------------
                       Institutional   Investment   Adviser       Salomon Broad
                            (1)           (2)         (3)     Investment Grade Index
----------------------------------------------------------------------------------------
One Year                   6.30%         6.08%       6.01%            8.39%
----------------------------------------------------------------------------------------
Five Years                 6.78%         6.62%       6.51%            7.81%
----------------------------------------------------------------------------------------
Ten Years                  7.58%            --          --            7.39%
----------------------------------------------------------------------------------------
Since Inception(2)            --         7.24%          --            8.02%
----------------------------------------------------------------------------------------
Since Inception(3)            --            --       6.84%            7.76%
----------------------------------------------------------------------------------------

*Total returns shown in the graph and table assume that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns are compared to the Salomon Broad Investment Grade Index, an unmanaged market index and should not be considered an investment.

(1)Represents an investment in the Institutional Class.

(2)Represents an investment in the Investment Class which commenced operations on 10/15/96.

(3)Represents an investment in the Adviser Class which commenced operations on 11/7/96.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

4

Statement of Net Assets

CORE PLUS FIXED INCOME PORTFOLIO
FIXED INCOME SECURITIES (141.0%)

                                        ++RATINGS      FACE
                                        (STANDARD     AMOUNT         VALUE
          SEPTEMBER 30, 2002            & POOR'S)      (000)         (000)+
------------------------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (87.0%)
Federal Home Loan Mortgage
 Corporation,
 Conventional Pools:
   10.00%, 2/1/10-11/1/20                 Agy       $     6,015   $      6,715
   10.50%, 8/1/09-3/1/19                  Agy               201            228
   11.00%, 5/1/11-9/1/20                  Agy             1,379          1,569
   11.25%, 10/1/11-12/1/15                Agy               499            567
   11.50%, 1/1/11-12/1/15                 Agy                51             59
   11.75%, 4/1/19                         Agy                25             29
   12.00%, 10/1/09-2/1/15                 Agy                86            100
   13.00%, 6/1/19                         Agy                20             24
   14.00%, 8/1/14                         Agy                 6              7
   14.75%, 3/1/10                         Agy                 7              8
 Gold Pools:
   7.50%, 5/1/27-6/1/32                   Agy            35,930         37,897
   8.00%, 11/1/25-12/1/31                 Agy            40,885         43,633
   8.50%, 3/1/09-8/1/31                   Agy            98,975        105,815
   9.00%, 7/1/17                          Agy             3,028          3,244
   9.50%, 1/1/21-12/1/22                  Agy             3,034          3,385
   10.00%, 6/1/17-3/1/21                  Agy             2,165          2,438
   10.50%, 9/1/09-4/1/21                  Agy             2,957          3,354
   11.00%, 12/1/10-9/1/20                 Agy               500            570
   11.75%, 12/1/17                        Agy                37             43
 ??October TBA
   6.00%, 10/1/31                         Agy            68,700         70,632
   6.50%, 10/1/32                         Agy            47,375         49,122
   7.00%, 10/1/32                         Agy            34,000         35,477
 ??November TBA
   6.50%, 11/1/31                         Agy            47,375         49,048
   7.00%, 11/1/31                         Agy            12,500         13,043
Federal National Mortgage Association,
 Conventional Pools:
   6.25%, 5/15/29                         Agy               110            123
   6.625%, 11/15/30                       Agy           161,875        190,114
   7.00%, 9/1/30-9/1/32                   Agy           138,972        145,140
   7.50%, 12/1/16-9/1/32                  Agy           455,651        481,008
   8.00%, 3/1/07-4/4/32                   Agy           232,857        248,942
   8.50%, 11/1/08-9/1/32                  Agy           217,303        232,756
   9.00%, 12/1/08-1/1/22                  Agy             9,399         10,072
   9.50%, 11/1/13-4/1/30                  Agy            28,879         32,167
   10.00%, 9/1/10-10/1/25                 Agy             4,396          4,932
   10.50%, 5/1/12-7/1/25                  Agy             3,616          4,114
   10.75%, 2/1/11                         Agy                 9             10
   11.00%, 7/1/20-11/1/20                 Agy             1,027          1,180
   11.50%, 1/1/13-2/1/20                  Agy             1,128          1,296
   12.00%, 11/1/15                        Agy             1,035          1,191
   12.50%, 9/1/15-2/1/16                  Agy               240            278

                                        ++RATINGS      FACE
                                        (STANDARD     AMOUNT         VALUE
                                        & POOR'S)      (000)         (000)+
------------------------------------------------------------------------------
 ??October TBA
   6.00%, 10/1/32                         Agy       $   199,800   $    205,170
   6.50%, 10/1/32                         Agy           177,700        184,086
   7.00%, 10/1/17-10/1/32                 Agy            49,850         52,516
   7.50%, 10/1/32                         Agy            93,250         98,408
 ??November TBA
   5.50%, 11/1/32                         Agy           205,900        207,316
   6.00%, 11/1/32                         Agy           334,550        342,600
   6.50%, 11/1/32                         Agy           154,950        160,276
   7.00%, 11/1/32                         Agy           125,000        130,469
Government National Mortgage
 Association,
 Various Pools:
   7.00%, 1/15/31-8/15/31                 Tsy             4,965          5,216
   9.00%, 12/15/21-11/15/24               Tsy            10,861         12,071
   9.50%, 8/15/18-12/15/19                Tsy             8,964         10,096
   10.00%, 11/15/10-7/15/16               Tsy            61,153         68,981
   10.50%, 2/15/13-4/15/25                Tsy             5,875          6,711
   11.00%, 12/15/09-2/15/25               Tsy            15,444         17,865
   11.50%, 4/15/13-11/15/15               Tsy               250            293
   12.00%, 3/15/11-11/15/19               Tsy             6,517          7,775
   12.50%, 6/15/10-12/15/13               Tsy                24             28
 ??October TBA
   6.00%, 10/15/32                        Tsy            43,400         44,919
   6.50%, 10/15/32                        Tsy            84,750         88,325
   7.00%, 10/15/32                        Tsy           181,000        189,993
 ??November TBA
   7.00%, 11/15/32                        Tsy            10,350         10,861
------------------------------------------------------------------------------
GROUP TOTAL                                                          3,624,305
------------------------------------------------------------------------------
AGENCY ADJUSTABLE RATE MORTGAGES (1.7%)
Government National Mortgage
 Association,
 Adjustable Rate Mortgages:
   5.375%, 1/20/25-1/20/28                Tsy            46,916         48,209
   (a)6.625%, 10/20/25-12/20/27           Tsy            15,165         15,657
   6.75%, 7/20/25-9/20/27                 Tsy             8,052          8,333
   11.00%, 11/20/15-11/20/19              Tsy                39             45
   11.50%, 4/20/19                        Tsy                33             38
------------------------------------------------------------------------------
GROUP TOTAL                                                             72,282
------------------------------------------------------------------------------
ASSET-BACKED MORTGAGES (0.1%)
Morserv, Inc.,
 Series 96-2 1A1
   2.70%, 11/25/26                        AAA             2,096          2,100
Nomura Asset Securities Corp.,
 Series 94-MD1 A3
   9.531%, 3/15/18                        AAA             2,949          2,654
------------------------------------------------------------------------------
GROUP TOTAL                                                              4,754
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

CORE PLUS FIXED INCOME PORTFOLIO

2002 ANNUAL REPORT
September 30, 2002
                                                                               5

                                        ++RATINGS      FACE
                                        (STANDARD     AMOUNT         VALUE
                                        & POOR'S)      (000)         (000)+
------------------------------------------------------------------------------
ASSET BACKED CORPORATES (12.0%)
BMW Vehicle Lease Trust,
 Series 02-A A2
   2.83%, 12/25/04                        AAA       $    44,600   $     44,941
Capital Auto Receivables Asset Trust,
 Series 02-2 A2
   2.89%, 4/15/04                         AAA            26,650         26,823
Centex Home Equity Loan,
 Series:
   !01-B
   4.93%, 11/25/16                        Aaa             5,849          5,846
   02-A AF1
   2.91%, 12/25/16                        AAA             2,185          2,191
Chase Manhattan Auto Owner Trust,
 Series:
   (a)01-B A2
   2.44%, 6/15/04                         AAA             1,209          1,212
   02-A A2
   2.63%, 10/15/04                        AAA            28,150         28,274
   02-B A2
   2.70%, 1/18/05                         AAA            52,150         52,535
Citibank Credit Card Issuance Trust,
 Series 00-A3 A3
   6.875%, 11/16/09                       AAA            47,930         55,403
(a)DaimlerChrysler Auto Trust,
 Series:
   00-E A2
   6.21%, 12/8/03                         AAA             4,231          4,248
   00-E A3
   6.11%, 11/8/04                         AAA            21,250         21,779
   01-C A2
   3.71%, 7/6/04                          AAA             8,802          8,859
   02-A A2
   2.90%, 12/6/04                         AAA            36,000         36,273
Federal Home Loan Mortgage
 Corporation,
 Series T-42 A1
   4.75%, 2/25/42                         Agy            27,357         27,415
Ford Credit Auto Owner Trust,
 Series:
   01-B A4
   5.12%, 10/15/04                        AAA             1,900          1,933
   02-B A2A
   2.97%, 6/15/04                         AAA            35,400         35,593

                                        ++RATINGS      FACE
                                        (STANDARD     AMOUNT         VALUE
                                        & POOR'S)      (000)         (000)+
------------------------------------------------------------------------------
Harley-Davidson Eaglemark Motorcycle Trust,
 Series:
   98-2 A2
   5.87%, 4/15/04                         AAA       $       142   $        143
   02-1 A1
   3.02%, 9/15/06                         AAA             1,434          1,449
Honda Auto Receivables Owner Trust,
 Series:
   02-1 A2
   2.55%, 4/15/04                         AAA             2,650          2,657
   02-2 A2
   2.91%, 9/15/04                         AAA            33,800         34,081
Lehman ABS Manufactured Housing Contract,
 Series 01-B A1
   3.01%, 3/15/10                         AAA            13,060         13,141
MBNA Master Credit Card Trust,
 Series:
   99-B A
   5.90%, 8/15/11                         AAA            17,485         19,412
   00-E A
   7.80%, 10/15/12                        AAA            12,735         15,582
National City Auto Receivable Trust,
 Series 02-A A2
   3.00%, 1/15/05                         AAA            22,250         22,403
Nissan Auto Receivables Owner Trust,
 Series:
   00-C A3
   6.72%, 8/16/04                         AAA            13,133         13,369
   02-B A2
   3.07%, 8/16/04                         AAA            21,200         21,378
Premier Auto Trust,
 Series 99-2 A4
   5.59%, 2/9/04                          AAA             2,652          2,677
------------------------------------------------------------------------------
GROUP TOTAL                                                            499,617
------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (4.0%)
Federal Home Loan Mortgage
 Corporation,
 Series:
   1415-S Inv Fl IO
   37.875%, 11/15/07                      Agy               802            440
   1476-S Inv Fl IO REMIC PAC
   6.487%, 2/15/08                        Agy             8,921            798
   1485-S Inv Fl IO REMIC
   7.725%, 3/15/08                        Agy             6,178            648
   1600-SA Inv Fl IO REMIC
   6.125%, 10/15/08                       Agy            16,378          1,481

    The accompanying notes are an integral part of the financial statements.

CORE PLUS FIXED INCOME PORTFOLIO

6

                                        ++RATINGS      FACE
                                        (STANDARD     AMOUNT         VALUE
                                        & POOR'S)      (000)         (000)+
------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (CONT'D)
   191 IO
   8.00%, 1/1/28                          Agy       $     3,759   $        608
   206 IO Strip
   7.50%, 12/1/29                         Agy             5,951            750
   207 IO
   7.00%, 4/1/30                          Agy               752             87
   2111 SB Inv Fl IO
   5.677%, 1/15/29                        Agy             5,235            424
   215 IO
   8.00%, 7/1/31                          Agy            29,500          4,300
   22 C REMIC PAC
   9.50%, 4/15/20                         Agy                14             15
   2247 SC Inv Fl IO REMIC
   5.677%, 8/15/30                        Agy             2,379            165
   E2 F
   2.175%, 2/15/24                        Agy                 6              6
Federal National Mortgage Association,
 Series:
   00-23 SB IO
   6.69%, 7/25/30                         Agy            41,942          3,339
   00-31 SB IO
   6.186%, 12/25/27                       Agy            33,121          1,842
   00-32 SM IO
   6.73%, 10/18/30                        Agy            24,871          1,967
   02-18 PG PAC-1
   5.50%, 6/25/08                         Agy            20,660         21,110
   02-W3 A1 Whole Loan
   4.75%, 2/25/17                         Agy            32,394         32,440
   270-2 IO
   8.50%, 9/1/23                          Agy            16,553          2,767
   274 2 IO
   8.50%, 10/1/25                         Agy             1,947            308
   281-2 IO
   9.00%, 11/1/26                         Agy             2,829            447
   296-2 IO
   8.00%, 4/1/24                          Agy            15,829          2,508
   306 IO
   8.00%, 5/1/30                          Agy            27,036          3,992
   307 IO
   8.00%, 6/1/30                          Agy            15,165          2,220
   317-1 PO
   8/1/31                                 Agy            58,698         54,387
   317-2
   8.00%, 8/1/31                          Agy            58,698          8,520
   320 IO
   7.00%, 3/1/32                          Agy            24,913          3,410

                                        ++RATINGS      FACE
                                        (STANDARD     AMOUNT         VALUE
                                        & POOR'S)      (000)         (000)+
------------------------------------------------------------------------------
   90-118 S Inv Fl REMIC
   8.50%, 9/25/20                         Agy       $       261   $        466
   92-186 S Inv Fl IO
   5.487%, 10/25/07                       Agy            14,946          1,121
   94-97 FC REMIC
   2.544%, 3/25/24                        Agy                78             78
   97-30 SI Inv Fl IO
   6.156%, 7/25/22                        Agy             1,394            130
   97-57 PV IO PAC
   8.00%, 9/18/27                         Agy            12,608          2,058
   99-42 SA Inv Fl IO
   6.386%, 10/25/28                       Agy            63,172          5,686
   G92-53 S Inv Fl IO REMIC
   8.50%, 9/25/22                         Agy               456            525
Government National Mortgage
 Association,
 Series:
   99-27 SE Inv FI IO
   6.777%, 8/16/29                        Tsy             2,580            281
   99-38 SM
   6.595%, 5/16/26                        Tsy            26,783          1,674
   01-22 SK
   6.345%, 5/16/31                        Tsy            60,214          5,606
   01-35 SB
   6.39%, 8/16/31                         Tsy            33,324          2,709
!Kidder Peabody Mortgage Assets Trust,
 Series 87 B IO CMO
   9.50%, 4/22/18                         Aaa                17              3
------------------------------------------------------------------------------
GROUP TOTAL                                                            169,316
------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- NON-AGENCY COLLATERAL SERIES (0.1%)
?American Housing Trust,
 Series:
   IV 2
   9.553%, 9/25/20                        A                  97             97
   V 1G
   9.125%, 4/25/21                        AAA             1,903          1,978
------------------------------------------------------------------------------
GROUP TOTAL                                                              2,075
------------------------------------------------------------------------------
COMMERCIAL MORTGAGES (0.8%)
?Carousel Center Finance, Inc.,
 Series:
   1 A1
   6.828%, 11/15/07                       AA              8,065          8,108
   1 C
   7.527%, 11/15/07                       BBB+            1,771          1,781

    The accompanying notes are an integral part of the financial statements.

CORE PLUS FIXED INCOME PORTFOLIO

2002 ANNUAL REPORT
September 30, 2002
                                                                               7

                                        ++RATINGS      FACE
                                        (STANDARD     AMOUNT         VALUE
                                        & POOR'S)      (000)         (000)+
------------------------------------------------------------------------------
COMMERCIAL MORTGAGES (CONT'D)
?Starwood Asset Receivables Trust,
 Series 02-1A A1
   2.09%, 5/28/17                         AAA       $    24,259   $     24,252
------------------------------------------------------------------------------
GROUP TOTAL                                                             34,141
------------------------------------------------------------------------------
ENERGY (0.0%)
(o)Mobile Energy Services LLC
   8.665%, 1/1/17                         D               9,962             99
------------------------------------------------------------------------------
FINANCE (10.4%)
(a)?AIG SunAmerica Global Financing
   5.20%, 5/10/04                         AAA            21,135         23,516
   6.90%, 3/15/32                         AAA               450            505
American General Corp.
   7.50%, 7/15/25                         AA-             5,960          7,156
?Anthem Insurance Cos., Inc.
   9.00%, 4/1/27                          BBB+            9,275         11,353
   9.125%, 4/1/10                         BBB+            1,045          1,272
AXA Financial, Inc.
   6.50%, 4/1/08                          A+              5,825          6,323
Bank One Corp.
   7.625%, 10/15/26                       A-              8,105          9,793
   8.00%, 4/29/27                         A-              4,095          5,134
Boeing Capital Corp.
   6.10%, 3/1/11                          A+              2,390          2,503
CIGNA Corp.
   6.375%, 10/15/11                       A+              7,820          8,423
Citicorp,
   6.375%, 11/15/08                       A+                575            641
Citigroup, Inc
   5.625%, 8/27/12                        A+             10,900         11,376
   (a)6.00%, 2/21/12                      A+              4,950          5,364
   (a)6.625%, 6/15/32                     A+              1,250          1,303
EOP Operating LP
   6.763%, 6/15/07                        BBB             4,855          5,305
   7.50%, 4/19/29                         BBB+            7,910          8,601
(a)Equitable Cos., Inc.
   7.00%, 4/1/28                          A+              1,905          1,972
?Farmers Exchange Capital
   7.05%, 7/15/28                         A-              8,657          5,418
?Farmers Insurance Exchange
   8.625%, 5/1/24                         A-             16,770         12,776
(a)Ford Motor Credit Corp.
   7.25%, 10/25/11                        BBB+            2,430          2,246
   7.375%, 10/28/09                       BBB+            8,085          7,687
General Electric Capital Corp.
   6.75%, 3/15/32                         AAA            16,240         17,418

                                        ++RATINGS      FACE
                                        (STANDARD     AMOUNT         VALUE
                                        & POOR'S)      (000)         (000)+
------------------------------------------------------------------------------
General Motors Acceptance Corp.
   6.875%, 9/15/11                        BBB+      $     9,870   $      9,621
   8.00%, 11/1/31                         BBB+            9,510          9,218
Goldman Sachs Group, Inc.
   6.60%, 1/15/12                         A+                390            428
   6.875%, 1/15/11                        A+             21,825         24,211
GS Escrow Corp.
   7.125%, 8/1/05                         BB+            13,775         15,010
Hartford Financial Services Group,
 Inc.
   7.90%, 6/15/10                         A                  35             41
Hertz Corp.
   7.625%, 6/1/12                         BBB             7,230          6,768
Household Finance Corp.
   5.875%, 2/1/09                         A              13,585         12,759
   6.40%, 6/17/08                         A               3,555          3,495
(a)J.P. Morgan Chase & Co.
   5.35%, 3/1/07                          AA-             5,835          6,140
   6.00%, 2/15/09                         A-              8,595          9,030
   6.625%, 3/15/12                        A+              3,895          4,236
?John Hancock Financial Services, Inc.
   7.375%, 2/15/24                        AA-            16,865         18,118
MBNA America Bank
   6.50%, 6/20/06                         BBB+            7,560          8,046
   7.75%, 9/15/05                         BBB-            2,115          2,301
?Metropolitan Life Insurance Co.
   7.45%, 11/1/23                         A+             15,445         16,901
   7.80%, 11/1/25                         A+              4,275          4,870
Monsanto Co.
   7.375%, 8/15/12                        A               6,155          6,564
(a)?Nationwide Mutual Life Insurance
 Co.
   7.50%, 2/15/24                         A-             17,795         17,693
   8.25%, 12/1/31                         A-              2,170          2,347
?New England Mutual,
   7.875%, 2/15/24                        A+                740            828
?Prime Property Funding II
   7.00%, 8/15/04                         A               9,880         10,623
?Prudential Holdings LLC
   7.245%, 12/18/23                       AAA            25,200         28,871
   8.695%, 12/18/23                       A              14,270         16,274
Washington Mutual, Inc.
   8.25%, 4/1/10                          BBB             7,115          8,632
?World Financial Properties,
   6.91%, 9/1/13                          AA-            11,570         12,538
   6.95%, 9/1/13                          AA-            19,283         20,951
------------------------------------------------------------------------------
GROUP TOTAL                                                            432,599
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

CORE PLUS FIXED INCOME PORTFOLIO

8

                                        ++RATINGS      FACE
                                        (STANDARD     AMOUNT         VALUE
                                        & POOR'S)      (000)         (000)+
------------------------------------------------------------------------------
INDUSTRIALS (11.2%)
Aetna, Inc.
   7.875%, 3/1/11                         BBB       $    12,870   $     14,088
Albertson's, Inc.
   7.50%, 2/15/11                         BBB+            3,320          3,867
AOL Time Warner, Inc.
   6.625%, 5/15/29                        BBB+            7,515          5,702
   7.57%, 2/1/24                          BBB+            2,380          1,949
   7.625%, 4/15/31                        BBB+            1,512          1,261
ArvinMeritor, Inc.
   (a)6.625%, 6/15/07                     BBB-            2,130          2,134
   8.75%, 3/1/12                          BBB-            8,465          9,104
Belo Corp.
   8.00%, 11/1/08                         BBB-            3,510          3,863
(a)Boeing Capital Corp.
   5.80%, 1/15/13                         A+              2,495          2,545
Centex Corp.
   7.875%, 2/1/11                         BBB             9,550         10,702
(a)Clear Channel Communications, Inc.
   7.65%, 9/15/10                         BBB-            7,370          7,792
Conoco, Inc.
   6.95%, 4/15/29                         BBB+            7,580          8,563
Corning, Inc.
   Zero Coupon, 11/8/15                   BBB            12,040          5,267
Cox Communications, Inc.
   7.125%, 10/1/12                        BBB             6,050          6,035
DaimlerChrysler N.A. Holdings Corp.
   7.20%, 9/1/09                          A+                 40             44
   8.00%, 6/15/10                         BBB+            6,085          6,950
   8.50%, 1/18/31                         BBB+            8,210          9,763
(a)Dana Corp.
   9.00%, 8/15/11                         BB             10,290          9,647
Delphi Automotive Systems Corp.
   7.125%, 5/1/29                         BBB             4,045          4,076
Federated Department Stores, Inc.
   6.90%, 4/1/29                          BBB+            9,975         10,146
   7.00%, 2/15/28                         BBB+            2,070          2,142
?Florida Windstorm
   7.125%, 2/25/19                        AAA            11,862         13,350
Ford Motor Co.
   6.625%, 10/1/28                        BBB+           20,590         15,528
   7.45%, 7/16/31                         BBB+            8,740          7,193
Fred Meyer, Inc.
   7.375%, 3/1/05                         BBB-            5,760          6,317
   7.45%, 3/1/08                          BBB-            3,340          3,840
Harrah's Operating Co., Inc.
   8.00%, 2/1/11                          BBB-           10,800         12,420

                                        ++RATINGS      FACE
                                        (STANDARD     AMOUNT         VALUE
                                        & POOR'S)      (000)         (000)+
------------------------------------------------------------------------------
Hartford Life, Inc.
   7.375%, 3/1/31                         A         $    12,910   $     14,256
HCA, Inc.
   6.30%, 10/1/12                         BBB-            4,190          4,141
   7.19%, 11/15/15                        BBB-            7,035          7,420
   7.50%, 12/15/23                        BBB-               30             30
   7.58%, 9/15/25                         BBB-               45             45
   8.70%, 2/10/10                         BBB-            1,250          1,442
   9.00%, 12/15/14                        BBB-            3,045          3,699
Health Net, Inc.
   8.375%, 4/15/11                        BBB-           12,215         14,480
Hertz Corp.
   7.40%, 3/1/11                          BBB                60             56
   7.625%, 8/15/07                        BBB                30             30
Honeywell International, Inc.
   6.125%, 11/1/11                        A              11,490         12,546
?Hyatt Equities, LLC
   6.875%, 6/15/07                        BBB             5,505          5,591
(a)Kennametal, Inc.
   7.20%, 6/15/12                         BBB             3,545          3,737
Kroger Co.
   6.80%, 4/1/11                          BBB-            2,115          2,321
   7.50%, 4/1/31                          BBB-              105            115
   7.70%, 6/1/29                          BBB-            1,465          1,644
   8.00%, 9/15/29                         BBB-            2,920          3,386
Lenfest Communications, Inc.
   7.625%, 2/15/08                        BBB            14,480         13,756
Lockheed Martin Corp.
   7.75%, 5/1/26                          BBB-            7,395          8,910
Lowe's Companies, Inc.
   6.50%, 3/15/29                         A              13,030         14,107
   6.875%, 2/15/28                        A                 625            707
Masco Corp.
   6.50%, 8/15/32                         BBB+            2,585          2,598
May Department Stores Co.
   6.70%, 9/15/28                         A+                 65             68
   7.875%, 3/1/30                         A+                 30             36
MeadWestvaco Corp.
   6.85%, 4/1/12                          BBB             4,380          4,759
(a)MGM Mirage, Inc.
   8.50%, 9/15/10                         BBB-            5,545          5,922
Mohawk Industries, Inc.
   7.20%, 4/15/12                         BBB             3,005          3,401
News America Holdings, Inc.
   7.28%, 6/30/28                         BBB-           12,660         11,529
   7.75%, 1/20/24-2/1/24                  BBB-            4,441          4,215
   8.875%, 4/26/23                        BBB-            4,365          4,606

    The accompanying notes are an integral part of the financial statements.

CORE PLUS FIXED INCOME PORTFOLIO

2002 ANNUAL REPORT
September 30, 2002
                                                                               9

                                        ++RATINGS      FACE
                                        (STANDARD     AMOUNT         VALUE
                                        & POOR'S)      (000)         (000)+
------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
Phelps Dodge Corp.
   8.75%, 6/1/11                          BBB-      $     2,425   $      2,467
Pulte Homes, Inc.
   7.875%, 8/1/11                         BBB-           11,665         12,953
(a)Raytheon Co.
   8.20%, 3/1/06                          BBB-            2,900          3,176
   8.30%, 3/1/10                          BBB-            6,300          7,405
(a)Safeway, Inc.
   5.80%, 8/15/12                         BBB             6,365          6,686
Simon Property Group LP
   (a)?6.35%, 8/28/12                     BBB             2,930          3,117
   6.375%, 11/15/07                       BBB             8,445          9,234
?Starwood Hotels Resorts
   7.375%, 5/1/07                         BBB-            2,380          2,309
   7.875%, 5/1/12                         BBB-            5,510          5,358
?Systems 2001 Asset Trust LLC
   6.664%, 9/15/13                        AAA            26,813         29,450
TCI Communications, Inc.
   7.875%, 2/15/26                        BBB+            4,725          4,662
Tenet Healthcare Corp.
   6.875%, 11/15/31                       BBB             9,380          9,887
U.S. Airways Pass Through Trust
   8.11%, 2/20/17                         AAA             8,558          8,883
United Technologies Corp.
   6.10%, 5/15/12                         A+                135            152
Vornado Realty
   5.625%, 6/15/07                        BBB             4,280          4,434
Waste Management, Inc.
   7.00%, 7/15/28                         BBB             8,325          7,623
   7.375%, 5/15/29                        BBB             6,710          6,493
?Weyerhaeuser Co.
   6.75%, 3/15/12                         BBB             7,390          8,024
------------------------------------------------------------------------------
GROUP TOTAL                                                            466,154
------------------------------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGES (0.1%)
First Federal Savings & Loan
 Association,
 Series 92-C
   8.75%, 6/1/06                          AA                  5              5
Pelican Homestead
 Series 84-2
   9.21%, 10/1/07                         N/R               276            276
Ryland Acceptance Corp. IV,
 Series 79 A
   6.65%, 7/1/11                          AA+             2,220          2,325

                                        ++RATINGS      FACE
                                        (STANDARD     AMOUNT         VALUE
                                        & POOR'S)      (000)         (000)+
------------------------------------------------------------------------------
Shearson American Express,
 Series A CMO
   9.625%, 12/1/12                        AA        $        58   $         58
------------------------------------------------------------------------------
GROUP TOTAL                                                              2,664
------------------------------------------------------------------------------
TELEPHONES (1.1%)
Alltel Corp.
   7.00%, 7/1/12                          A               4,025          4,472
(a)AT&T Corp.
   7.30%, 11/15/11                        BBB+            2,380          2,297
   8.00%, 11/15/31                        BBB+           12,130         11,220
AT&T Wireless Services, Inc.
   8.75%, 3/1/31                          BBB             8,975          6,462
GTE Corp.
   6.94%, 4/15/28                         A+             13,970         13,065
(a)Sprint Capital Corp.
   8.375%, 3/15/12                        BBB-            7,090          4,955
Verizon New England, Inc.
   6.50%, 9/15/11                         A+              2,605          2,711
------------------------------------------------------------------------------
GROUP TOTAL                                                             45,182
------------------------------------------------------------------------------
TRANSPORTATION (0.4%)
Continental Airlines Inc.,
 Series:
   97-1 A
   7.461%, 10/1/16                        AA-             2,601          2,441
   97-4 A
   6.90%, 1/2/18                          AA-             1,816          1,681
   98-1 A
   6.648%, 3/15/19                        AA-             8,111          7,469
   (a)99-1 A
   6.545%, 2/2/19                         AA-             4,211          3,887
?Jet Equipment Trust,
 Series 95-C
   10.69%, 5/1/15                         BB-               825            124
------------------------------------------------------------------------------
GROUP TOTAL                                                             15,602
------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (10.1%)
(a)U.S. Treasury Bond
   8.125%, 8/15/19                        Tsy           102,300        144,563
   8.50%, 2/15/20                         Tsy           105,500        154,269
   8.75%, 8/15/20                         Tsy            80,065        119,913
------------------------------------------------------------------------------
GROUP TOTAL                                                            418,745
------------------------------------------------------------------------------
UTILITIES (0.5%)
Cincinnati Gas & Electric Co.
   5.70%, 9/15/12                         BBB             2,030          2,067

    The accompanying notes are an integral part of the financial statements.

CORE PLUS FIXED INCOME PORTFOLIO

10

                                        ++RATINGS      FACE
                                        (STANDARD     AMOUNT         VALUE
                                        & POOR'S)      (000)         (000)+
------------------------------------------------------------------------------
UTILITIES (CONT'D)
(a)Consolidated Natural Gas Co.,
   6.25%, 11/1/11                         BBB+      $     5,115   $      5,438
Detroit Edison Co.
   6.125%, 10/1/10                        A-                 90             99
(a)PSEG Energy Holdings, Inc.
   ?8.625%, 2/15/08                       BBB-            4,160          3,245
   9.125%, 2/10/04                        BBB-           11,180         10,509
------------------------------------------------------------------------------
GROUP TOTAL                                                             21,358
------------------------------------------------------------------------------
YANKEE (1.5%)
Abitibi-Consolidated, Inc.
   (a)8.55%, 8/1/10                       BBB-            2,175          2,297
   8.85%, 8/1/30                          BBB-            4,608          4,577
Bowater, Inc.
   7.95%, 11/15/11                        BBB-            4,670          4,652
(o)Glencore Nickel Property Ltd.
   9.00%, 12/1/14                         CC             18,080          4,430
(o)Global Crossing Holdings Ltd.
   8.70%, 8/1/07                          N/R            10,995            179
   9.125%, 11/15/06                       N/R            16,495            268
Inco Ltd.
   7.20%, 9/15/32                         BBB-            1,580          1,588
   7.75%, 5/15/12                         BBB-            3,850          4,339
?Pemex Master Trust
   8.625%, 2/1/22                         BBB-           10,415          9,972
Pemex Project Funding Master Trust
   (a)9.125%, 10/13/10                    BBB-            5,640          6,006
?Ras Laffan Liquefied Natural Gas Co.
   8.294%, 3/15/14                        BBB+            6,610          7,395
Republic of Colombia
   11.75%, 2/25/20                        BB              6,250          5,094
(a)?Sappi Papier Holding AG
   6.75%, 6/15/12                         BBB             2,355          2,582
United Mexican States
   8.00%, 9/24/22                         BBB-              905            866
   (a)8.30%, 8/15/31                      BBB-            2,590          2,512
   (a)8.375%, 1/14/11                     BBB-            8,700          9,157
------------------------------------------------------------------------------
GROUP TOTAL                                                             65,914
------------------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES
 (Cost $5,795,869)                                                   5,874,807
------------------------------------------------------------------------------

                                        ++RATINGS      FACE
                                        (STANDARD     AMOUNT         VALUE
                                        & POOR'S)      (000)         (000)+
------------------------------------------------------------------------------
STRUCTURED INVESTMENT (0.0%)
Morgan Guaranty Trust Company,
 11/20/05; monthly payments equal to
 1% per annum of the outstanding
 notional balance indexed to GNMA ARM
 pools
 (Cost $5,895)                            N/R       $    39,569   $        498
------------------------------------------------------------------------------
                                                         SHARES
PREFERRED STOCK (1.0%)
------------------------------------------------------------------------------
MORTGAGE -- OTHER (1.0%)
!?Home Ownership Funding Corp.,
   13.33% (Cost $37,722)                  Aa2            64,625         41,701
------------------------------------------------------------------------------
                                                         NO. OF
                                                         RIGHTS
                                                           ----
RIGHTS (0.0%)
------------------------------------------------------------------------------
*United Mexican States
 Value Recovery Rights, expiring
   6/30/03 (Cost $0)                                 21,237,000              1
------------------------------------------------------------------------------

                                                      FACE
                                                     AMOUNT
                                                     (000)
                                                       ------
CASH EQUIVALENTS (9.4%)
----------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (5.6%)
Banco Bilbao Viz Argentaria, NY,
   1.86%, 4/24/03                                  $   16,383         16,383
Bank of Nova Scotia, NY,
   2.51%, 2/04/03                                      11,719         11,719
Credit Suisse First Boston USA, Inc.,
   2.28%, 11/25/02                                      6,322          6,322
Deutsche Bank Securities, Inc.,
   1.98%, 10/01/02                                     52,678         52,678
Federal National Mortgage Association,
   1.88%, 12/06/02                                      3,131          3,131
Federal National Mortgage Association,
   1.90%, 10/04/02                                      5,806          5,806
Lloyds Bank Plc London,
   2.36%, 2/24/03                                       5,853          5,853
National City Bank Cleveland,
   1.86%, 11/07/02                                     11,711         11,711

    The accompanying notes are an integral part of the financial statements.

CORE PLUS FIXED INCOME PORTFOLIO

2002 ANNUAL REPORT
September 30, 2002
                                                                              11

                                                      FACE
                                                     AMOUNT            VALUE
                                                     (000)            (000)+
----------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (CONT'D)
National City Bank Cleveland,
   2.04%, 10/23/02                                 $    3,980   $      3,980
Short-Term Government Securities Cash Sweep            19,607         19,607
Union Bank of Switzerland Warburg LLC,
   1.98%, 10/01/02                                     97,423         97,423
----------------------------------------------------------------------------
GROUP TOTAL                                                          234,613
----------------------------------------------------------------------------


                                                      SHARES
------------------------------------------------------------------------------
INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED SECURITIES (1.0%)
Aim S.T. Investment Co.                               5,853,000          5,853
Harris Insight Money Market Fund                      9,365,000          9,365
Merrimac Cash Series Fund                             9,365,000          9,365
One Group Institutional Prime Money
 Market Fund                                          9,365,000          9,365
Reserve Primary Fund                                  9,365,000          9,365
------------------------------------------------------------------------------
GROUP TOTAL                                                             43,313
------------------------------------------------------------------------------
                                                       FACE
                                                      AMOUNT
                                                       (000)
                                                         ------
**REPURCHASE AGREEMENT (2.4%)
J.P. Morgan Securities Inc.,
   1.87%, dated 9/30/02, due 10/1/02                $   101,289        101,289
------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.4%)
++(a)U.S. Treasury Bill
   1.53%, 10/17/02-1/16/03                               14,580         14,561
------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
 (Cost $393,774)                                                       393,776
------------------------------------------------------------------------------
TOTAL INVESTMENTS (151.4%)
 (Cost $6,233,260)                                                   6,310,783
------------------------------------------------------------------------------

                                                                     VALUE
                                                                     (000)+
------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-51.4%)
Cash                                                              $        780
Receivable for Forward Commitments                                     796,089
Due from Broker                                                        110,199
Receivable for Investments Sold                                         33,661
Receivable for Fund Shares Sold                                         32,088
Interest Receivable                                                     27,888
Other Assets                                                                69
Payable for Forward Commitments                                     (2,628,147)
Collateral on Securities Loaned                                       (277,926)
Net Unrealized Loss on Swap Agreements                                (107,771)
Securities Sold Short at Value (Proceeds $89,489)                      (89,702)
Payable for Investments Purchased                                      (27,036)
Payable for Fund Shares Redeemed                                        (5,827)
Payable for Investment Advisory Fees                                    (3,881)
Payable for Daily Variation Margin on Futures
 Contracts                                                              (3,439)
Payable for Administrative Fees                                           (372)
Payable for Trustees' Fees and Expenses                                   (266)
Payable for Distribution Fees -- Adviser Class                             (40)
Payable for Shareholder Servicing
 Fees -- Investment Class                                                  (10)
Other Liabilities                                                         (452)
                                                                  ------------
                                                                    (2,144,095)
------------------------------------------------------------------------------
NET ASSETS (100%)                                                 $  4,166,688
------------------------------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------------------------------
NET ASSETS
Applicable to 328,643,980 outstanding shares of
 beneficial interest (unlimited authorization, no par value)      $  3,883,346
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                               $11.82
------------------------------------------------------------------------------
INVESTMENT CLASS
------------------------------------------------------------------------------
NET ASSETS
Applicable to 7,052,263 outstanding shares of beneficial
 interest (unlimited authorization, no par value)                 $     83,308
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                               $11.81
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

CORE PLUS FIXED INCOME PORTFOLIO

12

                                                                     VALUE
                                                                     (000)+
------------------------------------------------------------------------------
ADVISER CLASS
------------------------------------------------------------------------------
NET ASSETS
Applicable to 16,935,973 outstanding shares of beneficial
 interest (unlimited authorization, no par value)                 $    200,034
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                               $11.81
------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-in Capital                                                  $  4,163,260
 Undistributed Net Investment Income (Loss)                             69,411
 Undistributed Realized Net Gain (Loss)                                (21,200)
 Unrealized Appreciation (Depreciation) on:
   Investment Securities                                                77,523
   Futures, Swaps and Short Sales                                     (122,306)
------------------------------------------------------------------------------
NET ASSETS                                                        $  4,166,688
------------------------------------------------------------------------------
                                                       FACE
                                                      AMOUNT             VALUE
                                                       (000)             (000)
------------------------------------------------------------------------------
SECURITIES SOLD SHORT -- DEBT INSTRUMENTS
------------------------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES:
   Federal National Mortgage Association,
     October TBA 7.50%, 10/1/32
   (Proceeds $89,489)                               $    85,000   $     89,702
------------------------------------------------------------------------------

(a)   All or a portion of security on loan at September 30, 2002.
+     See Note A1 to Financial Statements.
++    Ratings are unaudited.
*     Non-Income Producing Security.
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
?     144A security. Certain conditions for public sale may exist.
??    Security is subject to delayed delivery.
+++ A portion of these securities was pledged to cover margin requirements for futures contracts.
(o)   Security is in default.
! Moody's Investors Service, Inc. rating. Security is not rated by Standard & Poor's Corporation.
CMO   Collateralized Mortgage Obligation
Inv FlInverse Floating Rate-Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2002.
IO    Interest Only
N/R   Not rated by Moody's Investors Service, Inc. or Standard & Poor's
      Corporation.
PAC   Planned Amortization Class
PO    Principal Only
REMIC Real Estate Mortgage Investment Conduit
TBA   To be announced.

    The accompanying notes are an integral part of the financial statements.

2002 ANNUAL REPORT
September 30, 2002
                                                                              13

Portfolio Overview (Unaudited)

[GRAPH]

                                                                                                     SALOMON BROAD INVESTMENT
                                                                       INSTITUTIONAL*                      GRADE INDEX
                                                                       --------------                ------------------------
9/30/92                                                                     5000                               5000
12/31/92                                                                    5067                               5014
3/31/93                                                                     5290                               5222
6/30/93                                                                     5479                               5367
9/30/93                                                                     5677                               5509
12/31/93                                                                    5706                               5511
3/31/94                                                                     5550                               5356
6/30/94                                                                     5412                               5304
9/30/94                                                                     5406                               5333
12/31/94                                                                    5412                               5354
3/31/95                                                                     5700                               5625
6/30/95                                                                     6024                               5969
9/30/95                                                                     6170                               6082
12/31/95                                                                    6423                               6346
3/31/96                                                                     6355                               6235
6/30/96                                                                     6407                               6266
9/30/96                                                                     6548                               6383
12/31/96                                                                    6778                               6575
3/31/97                                                                     6760                               6541
6/30/97                                                                     7008                               6777
9/30/97                                                                     7241                               7003
12/31/97                                                                    7408                               7209
3/31/98                                                                     7520                               7325
6/30/98                                                                     7659                               7495
9/30/98                                                                     7909                               7806
12/31/98                                                                    7966                               7838
3/31/99                                                                     7966                               7801
6/30/99                                                                     7842                               7729
9/30/99                                                                     7864                               7785
12/31/99                                                                    7871                               7771
3/31/00                                                                     7969                               7942
6/30/00                                                                     8100                               8077
9/30/00                                                                     8373                               8323
12/31/00                                                                    8698                               8673
3/31/01                                                                     9007                               8940
6/30/01                                                                     9148                               8985
9/30/01                                                                     9499                               9408
12/31/01                                                                    9659                               9410
3/31/02                                                                     9659                               9417
6/30/02                                                                     9978                               9749
9/30/02                                                                    10252                              10198

**Minimum Investment

The performance of the Adviser Class shares will vary based upon the different inception date and fees assessed to that class.
AVERAGE ANNUAL TOTAL RETURNS ENDED 9/30/02*
---------------------------------------------------------------

INVESTMENT GRADE FIXED INCOME
---------------------------------------------------
                            Institutional   Adviser       Salomon Broad
                                 (1)          (3)     Investment Grade Index
-------------------------------------------------------------
One Year                        7.93%           --            8.39%
-------------------------------------------------------------
Five Years                      7.20%           --            7.81%
-------------------------------------------------------------
Ten Year                        7.44%           --            7.39%
-------------------------------------------------------------
Since Inception (3)                --        4.40%            6.30%
-------------------------------------------------------------

*Total returns shown in the graph and table assume that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns are compared to the Salomon Broad Investment Grade Index, an unmanaged market index and should not be considered an investment.

(1)Represents an investment in the Institutional Class.

(3)Represents an investment in the Adviser Class which commenced operations on 5/20/02.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

14

Statement of Net Assets

INVESTMENT GRADE FIXED INCOME PORTFOLIO
FIXED INCOME SECURITIES (133.2%)

                                           ++RATINGS      FACE
                                           (STANDARD     AMOUNT       VALUE
           SEPTEMBER 30, 2002              & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (79.9%)
Federal Home Loan Mortgage Corporation
 Conventional Pools:
   8.25%, 10/1/06                            Agy       $       15   $       16
   10.00%, 9/1/17-11/1/20                    Agy              271          303
   10.25%, 7/1/09                            Agy               50           55
   11.00%, 1/1/16                            Agy               79           90
   11.25%, 11/1/10-12/1/14                   Agy               93          106
   13.00%, 9/1/10                            Agy                3            3
 Gold Pools:
   6.00%, 2/1/32-4/1/32                      Agy              790          815
   7.00%, 2/1/26                             Agy              202          211
   7.50%, 1/1/31-4/1/32                      Agy            5,943        6,268
   8.00%, 11/1/29-10/1/31                    Agy            8,502        9,074
   8.50%, 12/1/30                            Agy            1,366        1,461
   10.00%, 10/1/19-1/1/21                    Agy              410          462
   10.50%, 3/1/16                            Agy              239          272
 ??October TBA
   6.00%, 10/1/32                            Agy            9,100        9,356
   6.50%, 10/1/32                            Agy            1,500        1,555
   7.00%, 10/1/32                            Agy           24,500       25,564
 ??November TBA
   6.50%, 11/1/32                            Agy           13,800       14,287
   7.00%, 11/1/32                            Agy           11,600       12,104
Federal National Mortgage Association
 Conventional Pools:
   6.00%, 12/1/31                            Agy              951          978
   6.50%, 10/1/31-2/1/32                     Agy            1,736        1,800
   (a)6.625%, 11/15/30                       Agy           19,350       22,726
   7.50%, 7/1/29-8/1/32                      Agy           61,386       64,802
   8.00%, 3/1/07-6/1/32                      Agy           42,136       45,047
   8.50%, 4/1/30-9/1/32                      Agy           29,883       32,008
   9.00%, 2/1/17                             Agy              356          382
   9.50%, 5/1/28                             Agy              714          795
   10.00%, 3/1/20-6/1/28                     Agy              684          767
   10.50%, 11/1/17-10/1/18                   Agy              254          288
   11.00%, 4/1/21                            Agy              633          727
   11.25%, 8/1/13                            Agy               63           73
   11.50%, 1/1/17-11/1/19                    Agy              174          199
 ??October TBA
   6.00%, 10/1/32                            Agy           32,500       33,373
   6.50%, 10/1/32                            Agy           31,650       32,787
   7.00%, 10/1/17                            Agy            1,600        1,691
   7.50%, 10/1/32                            Agy            2,250        2,374

                                           ++RATINGS      FACE
                                           (STANDARD     AMOUNT       VALUE
                                           & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
 ??November TBA
   5.50%, 11/1/32                            Agy       $   27,750   $   27,941
   6.00%, 11/1/32                            Agy           37,950       38,863
   7.00%, 11/1/32                            Agy            9,500        9,916
Government National Mortgage Association
 Various Pools:
   7.00%, 4/15/31-6/15/31                    Tsy            1,604        1,685
   9.00%, 11/15/17                           Tsy              937        1,042
   9.50%, 12/15/17-9/15/22                   Tsy            3,308        3,727
   10.00%, 11/15/09-2/15/25                  Tsy            4,894        5,522
   10.50%, 3/15/19-5/15/19                   Tsy               25           29
   11.00%, 2/15/10-2/15/19                   Tsy              366          423
 ??October TBA
   6.00%, 10/15/32                           Tsy            2,750        2,846
   6.50%, 10/15/32                           Tsy            5,800        6,045
   7.00%, 10/15/32                           Tsy           22,950       24,090
 ??November TBA
   7.00%, 11/15/32                           Tsy              700          735
------------------------------------------------------------------------------
GROUP TOTAL                                                            445,683
------------------------------------------------------------------------------
AGENCY ADJUSTABLE RATE MORTGAGES (1.0%)
Government National Mortgage Association,
 Adjustable Rate Mortgages:
   5.375%, 2/20/25-1/20/28                   Tsy            3,192        3,280
   6.625%, 11/20/25-12/20/27                 Tsy            2,035        2,100
   6.75%, 7/20/25                            Tsy              214          222
   11.50%, 1/20/18                           Tsy                5            6
------------------------------------------------------------------------------
GROUP TOTAL                                                              5,608
------------------------------------------------------------------------------
ASSET BACKED CORPORATES (7.8%)
BMW Vehicle Lease Trust,
 Series 02-A A2
   2.83%, 12/25/04                           AAA            1,300        1,310
Centex Home Equity,
 Series 01-C A1
   3.34%, 7/25/19                            AAA              555          557
Chase Credit Card Master Trust,
 Series 01-4 A
   5.50%, 11/17/08                           AAA            1,045        1,135
Chase Funding Mortgage Loan,
 Series 02-2 1A1
   2.811%, 6/25/16                           AAA            3,404        3,417
Chase Manhattan Auto Owner Trust,
 Series:
   01-B A2
   2.44%, 6/15/04                            AAA            1,344        1,346

    The accompanying notes are an integral part of the financial statements.

INVESTMENT GRADE FIXED INCOME PORTFOLIO

2002 ANNUAL REPORT
September 30, 2002
                                                                              15

                                           ++RATINGS      FACE
                                           (STANDARD     AMOUNT       VALUE
                                           & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
ASSET BACKED CORPORATES (CONT'D)
   02-A A2
   2.63%, 10/15/04                           AAA       $    1,500   $    1,507
   02-B A2
   2.70%, 1/18/05                            AAA            4,000        4,030
Citibank Credit Card Issuance Trust,
 Series:
   00-A1 A1
   6.90%, 10/15/07                           AAA            1,805        2,020
   00-C1 C1
   7.45%, 9/15/07                            BBB            1,340        1,467
DaimlerChrysler Auto Trust,
 Series:
   00-C A3
   6.82%, 9/6/04                             AAA              888          903
   00-E A2
   6.21%, 12/8/03                            AAA              220          221
   00-E A3
   6.11%, 11/8/04                            AAA            1,400        1,435
   01-C A2
   3.71%, 7/6/04                             AAA            1,284        1,292
   02-A A2
   2.90%, 12/6/04                            AAA            2,300        2,317
Federal Home Loan Mortgage Corporation
 Series T-42 A1
   4.75%, 2/25/42                            Agy            1,093        1,095
Ford Credit Auto Owner Trust,
 Series:
   00-E A4
   6.74%, 6/15/04                            AAA            1,855        1,893
   01-B A4
   5.12%, 10/15/04                           AAA            4,000        4,070
   02-B A2A
   2.97%, 6/15/04                            AAA            2,100        2,111
Honda Auto Receivables Owner Trust,
 Series:
   00-1 A3
   6.62%, 7/15/04                            AAA              483          491
   01-3 A2
   2.76%, 2/18/04                            AAA            1,103        1,106
   +02-2 A2
   2.91%, 9/15/04                            Aaa            1,800        1,815
Lehman ABS Manufactured Housing Contract,
 Series 01-B A1
   3.01%, 3/15/10                            AAA              777          781

                                           ++RATINGS      FACE
                                           (STANDARD     AMOUNT       VALUE
                                           & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
MBNA Master Credit Card Trust,
 Series:
   00-E A
   7.80%, 10/15/12                           AAA       $    2,715   $    3,322
   99-B A
   5.90%, 8/15/11                            AAA              940        1,044
MMCA Automobile Trust,
 Series 00-1 A3
   7.00%, 6/15/04                            AAA              717          726
Nissan Auto Receivables Owner Trust,
 Series 01-C A4
   4.80%, 2/15/07                            AAA            1,425        1,494
Toyota Auto Receivables Owner Trust,
 Series 01-C A2
   3.77%, 7/15/04                            AAA              918          922
------------------------------------------------------------------------------
GROUP TOTAL                                                             43,827
------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (3.7%)
Federal Home Loan Mortgage Corporation,
 Series:
   1707 S Inv Fl IO
   6.925%, 3/15/24                           Agy            1,440          192
   1887 SH Inv Fl
   21.263%, 3/15/24                          Agy            2,550        1,161
   191 IO
   8.00%, 1/1/28                             Agy              663          107
   207 IO
   7.00%, 4/1/30                             Agy            3,884          447
   215 IO
   8.00%, 7/1/31                             Agy            1,400          204
   2240 S IO Inv Fl
   7.277%, 4/15/25                           Agy            1,458           60
   47 F PAC-1 (12)
   10.00%, 6/15/20                           Agy               80           82
   63 SA IO
   1.50%, 6/17/27                            Agy            3,679           95
Federal National Mortgage Association,
 Series:
   00-34 S
   6.74%, 10/25/30                           Agy            2,049          164
   02-18 PG PAC-1
   5.50%, 6/25/08                            Agy            1,392        1,422
   02-W3 A1 Whole Loan
   4.75%, 2/25/17                            Agy            1,726        1,728
   02-W4 A1 Whole Loan
   4.50%, 5/25/42                            Agy            3,947        3,951

    The accompanying notes are an integral part of the financial statements.

INVESTMENT GRADE FIXED INCOME PORTFOLIO

16

                                           ++RATINGS      FACE
                                           (STANDARD     AMOUNT       VALUE
                                           & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (CONT'D)
   281-2 IO
   9.00%, 11/1/26                            Agy       $      538   $       85
   296-2 IO
   8.00%, 4/1/24                             Agy            1,121          178
   303 IO Strip
   7.50%, 11/1/29                            Agy            3,618          474
   306 IO
   8.00%, 5/1/30                             Agy            1,547          229
   307 IO
   8.00%, 6/1/30                             Agy              286           42
   317-1 PO
   8/1/31                                    Agy            7,391        6,849
   317-2
   8.00%, 8/1/31                             Agy            7,391        1,073
   320 IO
   7.00%, 3/1/32                             Agy            4,195          574
   97-68 SC
   6.656%, 5/18/27                           Agy            2,793          273
   99-42 SA Inv Fl IO
   6.386%, 10/25/28                          Agy            3,801          342
   02-50 SC Strip
   6.29%, 12/25/29                           Agy            6,324          405
Government National Mortgage Association,
 Series:
   99-27 SE Inv FI IO
   6.777%, 8/16/29                           Tsy            2,181          238
   99-30 S Inv Fl IO
   6.777%, 8/16/29                           Tsy            2,915          253
------------------------------------------------------------------------------
GROUP TOTAL                                                             20,628
------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- NON-AGENCY COLLATERAL SERIES (0.3%)
Mid-State Trust II,
 Series 88-2 A4
   9.625%, 4/1/03                            AAA              158          161
Peco Energy Transition Trust,
 Series 99-A A6
   6.05%, 3/1/09                             AAA            1,250        1,381
------------------------------------------------------------------------------
GROUP TOTAL                                                              1,542
------------------------------------------------------------------------------
COMMERCIAL MORTGAGES (0.5%)
?Carousel Center Finance, Inc.,
 Series 1 B
   7.188%, 11/15/07                          A              1,400        1,408

                                           ++RATINGS      FACE
                                           (STANDARD     AMOUNT       VALUE
                                           & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc.,
 Series 98-C2 A1
   6.22%, 2/15/30                            AAA       $    1,560   $    1,643
------------------------------------------------------------------------------
GROUP TOTAL                                                              3,051
------------------------------------------------------------------------------
FINANCE (10.2%)
?(a)AIG SunAmerica Global Financing IX
   6.90%, 3/15/32                            AAA              920        1,032
American General Corp.
   7.50%, 7/15/25                            AA-              545          654
?Anthem Insurance Cos., Inc.
   9.00%, 4/1/27                             BBB+           1,180        1,444
   9.125%, 4/1/10                            BBB+             250          304
AXA Financial, Inc.
   6.50%, 4/1/08                             A+               760          825
?BancWest Corp.
   6.93%, 12/1/03                            A-             1,650        1,727
Bank One Corp.
   6.00%, 2/17/09                            A-             1,350        1,485
(a)Boeing Capital Corp.
   5.80%, 1/15/13                            A+               305          311
CIGNA Corp.
   6.375%, 10/15/11                          A+               500          539
   7.00%, 1/15/11                            A+               640          713
Citicorp
   6.375%, 11/15/08                          A+               705          786
(a)Citigroup, Inc.
   5.625%, 8/27/12                           A+             1,200        1,252
   6.00%, 2/21/12                            AA-              640          694
EOP Operating LP
   7.50%, 4/19/29                            BBB+             865          941
?Farmers Exchange Capital
   7.05%, 7/15/28                            A-             2,875        1,799
?Farmers Insurance Exchange
   8.625%, 5/1/24                            A-               975          743
Ford Motor Credit Corp.
   7.25%, 10/25/11                           BBB+             555          513
   (a)7.375%, 10/28/09                       BBB+             665          632
General Electric Capital Corp.
   6.75%, 3/15/32                            AAA            2,185        2,344
General Motors Acceptance Corp.
   6.875%, 9/15/11                           BBB+             835          814
   (a)8.00%, 11/1/31                         BBB+           1,720        1,667
Goldman Sachs Group LP
   6.34%, 3/1/06                             A+             1,250        1,366

    The accompanying notes are an integral part of the financial statements.

INVESTMENT GRADE FIXED INCOME PORTFOLIO

2002 ANNUAL REPORT
September 30, 2002
                                                                              17

                                           ++RATINGS      FACE
                                           (STANDARD     AMOUNT       VALUE
                                           & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
FINANCE (CONT'D)
Goldman Sachs Group, Inc.
   (a)6.60%, 1/15/12                         A+        $      730   $      801
   6.875%, 1/15/11                           A+               700          777
Hartford Financial Services Group, Inc.
   7.75%, 6/15/05                            A                685          772
   7.90%, 6/15/10                            A                175          205
Hartford Life, Inc.
   7.65%, 6/15/27                            A                970        1,092
Household Finance Corp.
   5.875%, 2/1/09                            A                985          925
   8.00%, 7/15/10                            A                955          987
(a)J.P. Morgan Chase & Co.
   5.35%, 3/1/07                             AA-            1,150        1,210
   6.00%, 2/15/09                            A+               940          988
   6.625%, 3/15/12                           A+               290          315
?John Hancock Financial Services, Inc.
   7.375%, 2/15/24                           A+             1,970        2,116
MBNA America Bank
   6.50%, 6/20/06                            BBB+             810          862
   7.75%, 9/15/05                            BBB+             270          294
?Metropolitan Life Insurance Co.
   7.45%, 11/1/23                            A+               625          684
   7.80%, 11/1/25                            A+             1,650        1,880
(a)Monsanto Co.
   7.375%, 8/15/12                           A                820          874
?Nationwide Mutual Life Insurance Co.
   7.50%, 2/15/24                            A-             1,465        1,457
   (a)8.25%, 12/1/31                         A-               745          806
?Prime Property Funding II
   7.00%, 8/15/04                            A              1,380        1,484
?Prudential Holdings LLC
   7.245%, 12/18/23                          A              3,265        3,741
   8.695%, 12/18/23                          A              1,675        1,910
?Systems 2001 Asset Trust, LLC
   6.664%, 9/15/13                           AAA            3,114        3,420
Washington Mutual, Inc.
   8.25%, 4/1/10                             BBB              510          619
Wellpoint Health Networks, Inc.
   6.375%, 6/15/06                           A-               735          802
?World Financial Properties,
   6.91%, 9/1/13                             AA-            4,845        5,251
------------------------------------------------------------------------------
GROUP TOTAL                                                             56,857
------------------------------------------------------------------------------

                                           ++RATINGS      FACE
                                           (STANDARD     AMOUNT       VALUE
                                           & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
INDUSTRIALS (8.8%)
Aetna, Inc.
   7.875%, 3/1/11                            BBB       $    1,530   $    1,675
Albertson's, Inc.
   7.50%, 2/15/11                            BBB+             630          734
(a)America West Airlines
   7.10%, 10/2/22                            AAA            1,338        1,388
(a)Boeing Capital Corp.
   6.10%, 3/1/11                             A+               320          335
Centex Corp.
   7.875%, 2/1/11                            BBB            1,025        1,149
(a)Clear Channel Communications, Inc.
   7.65%, 9/15/10                            BBB-           1,095        1,158
(a)Conoco, Inc.
   6.95%, 4/15/29                            A-               735          830
?Cooper Industries Ltd.
   5.25%, 7/1/07                             A-               770          815
(a)Cox Communications, Inc.
   7.125%, 10/1/12                           BBB              810          808
CVS Corp.
   5.625%, 3/15/06                           A                860          920
DaimlerChrysler N.A. Holdings Corp.
   7.75%, 1/18/11                            BBB+             440          495
   (a)8.00%, 6/15/10                         BBB+             315          360
   (a)8.50%, 1/18/31                         BBB+           1,200        1,427
Delphi Automotive Systems Corp.
   7.125%, 5/1/29                            BBB              355          358
Federated Department Stores, Inc.
   (a)6.625%, 9/1/08                         BBB+             225          247
   (a)6.30%, 4/1/09                          BBB+             335          357
   6.90%, 4/1/29                             BBB+             550          559
   7.00%, 2/15/28                            BBB+             170          176
   8.50%, 6/1/10                             BBB+              65           78
?Florida Windstorm
   7.125%, 2/25/19                           AAA            1,500        1,688
Ford Motor Co.
   6.375%, 2/1/29                            BBB+           1,470        1,071
   6.625%, 10/1/28                           BBB+           1,105          833
   7.45%, 7/16/31                            A                360          296
Hertz Corp.
   (a)7.40%, 3/1/11                          BBB              155          144
   7.625%, 8/15/07                           A-             1,015        1,013
   (a)7.625%, 6/1/12                         BBB              775          725
(a)Honeywell International, Inc.
   6.125%, 11/1/11                           A              1,635        1,785
?Hyatt Equities, LLC
   6.875%, 6/15/07                           BBB              680          691

    The accompanying notes are an integral part of the financial statements.

INVESTMENT GRADE FIXED INCOME PORTFOLIO

18

                                           ++RATINGS      FACE
                                           (STANDARD     AMOUNT       VALUE
                                           & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
+Inco Ltd.
   7.20%, 9/15/32                            Baa3      $      420   $      422
Kroger Co.
   6.80%, 4/1/11                             BBB-              20           22
   7.50%, 4/1/31                             BBB-             125          137
   7.70%, 6/1/29                             BBB-           1,320        1,481
   8.00%, 9/15/29                            BBB-             680          789
Lockheed Martin Corp.
   7.75%, 5/1/26                             BBB-             885        1,066
   8.50%, 12/1/29                            BBB-              35           46
Lowe's Companies, Inc.
   6.50%, 3/15/29                            A                765          828
   6.875%, 2/15/28                           A              1,340        1,516
##Marriott International, Inc.
   7.00%, 1/15/08                            BBB+           2,175        2,406
Masco Corp.
   6.50%, 8/15/32                            BBB+             335          337
May Department Stores Co.
   5.95%, 11/1/08                            A+               635          694
   6.70%, 9/15/28                            A+             1,325        1,392
   (a)6.90%, 1/15/32                         A                400          426
   7.875%, 3/1/30                            A+               225          272
MeadWestvaco Corp.
   6.85%, 4/1/12                             BBB              515          560
Mohawk Industries, Inc
   7.20%, 4/15/12                            BBB              355          402
News America Holdings, Inc.
   7.30%, 4/30/28                            BBB-             160          146
   7.75%, 1/20/24-2/1/24                     BBB-           1,115        1,058
   8.875%, 4/26/23                           BBB-           1,050        1,108
(a)Pepsiamericas, Inc.
   3.875%, 9/12/07                           A-               320          324
Raytheon Co.
   (a)8.20%, 3/1/06                          BBB-             705          772
   8.30%, 3/1/10                             BBB-             535          629
(a)Safeway, Inc.
   5.80%, 8/15/12                            BBB              990        1,040
Simon Property Group LP
   ?(a)6.35%, 8/28/12                        BBB              625          665
   6.375%, 11/15/07                          BBB              855          935
Southwest Airlines Co.
   Class A-2
   5.496%, 11/1/06                           AAA              520          553

                                           ++RATINGS      FACE
                                           (STANDARD     AMOUNT       VALUE
                                           & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
Target Corp.
   6.75%, 1/1/28                             A-        $      950   $    1,074
TCI Communications, Inc.
   7.875%, 2/15/26                           BBB+             520          513
(a)Tenet Healthcare Corp.
   6.875%, 11/15/31                          BBB            1,070        1,128
U.S. Airways Pass Through Trust
   8.11%, 2/20/17                            AAA              606          629
U.S. Airways, Inc.
   7.076%, 3/20/21                           AAA              966          993
(a)United Technologies Corp.
   6.10%, 5/15/12                            A+               870          978
Vornado Realty
   5.625%, 6/15/07                           BBB              530          549
?Weyerhaeuser Co.
   6.75%, 3/15/12                            BBB              970        1,053
------------------------------------------------------------------------------
GROUP TOTAL                                                             49,058
------------------------------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGES (0.1%)
California Federal Savings & Loan,
 Series 86-1A
   8.80%, 1/1/14                             AA                16           16
First Federal Savings & Loan Association,
 Series 92-C
   8.75%, 6/1/06                             AA                 9           10
Morserv, Inc.,
 Series 96-2 1A1
   2.66%, 11/25/26                           AAA              201          201
Ryland Acceptance Corp. IV,
 Series 79 A
   6.65%, 7/1/11                             AA+              286          299
------------------------------------------------------------------------------
GROUP TOTAL                                                                526
------------------------------------------------------------------------------
TELEPHONES (0.5%)
(a)Alltel Corp.
   7.00%, 7/1/12                             A                495          550
GTE Corp.
   6.94%, 4/15/28                            A+             2,025        1,893
(a)Verizon New England, Inc.
   6.50%, 9/15/11                            A+               610          635
------------------------------------------------------------------------------
GROUP TOTAL                                                              3,078
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

INVESTMENT GRADE FIXED INCOME PORTFOLIO

2002 ANNUAL REPORT
September 30, 2002
                                                                              19

                                           ++RATINGS      FACE
                                           (STANDARD     AMOUNT       VALUE
                                           & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
TRANSPORTATION (0.3%)
Continental Airlines,
 Series:
   97-4 A
   6.90%, 1/2/18                             AA-       $      679   $      629
   98-1 A
   6.648%, 3/15/19                           AA-              608          559
   (a)99-1 A
   6.545%, 2/2/20                            AA+              368          340
------------------------------------------------------------------------------
GROUP TOTAL                                                              1,528
------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (19.2%)
U.S. Treasury Bond
   (a)6.625%, 5/15/07                        Tsy              600          707
   (a)6.75%, 5/15/05                         Tsy           21,100       23,689
   (a)7.625%, 2/15/25                        Tsy            9,500       13,191
   (a)8.125%, 8/15/21                        Tsy            8,585       12,255
   (a)8.125%, 8/15/19                        Tsy           25,750       36,388
   8.75%, 8/15/20                            Tsy           10,250       15,351
(a)U.S. Treasury Strip
   0.00%, 5/15/10                            Tsy            7,500        5,697
------------------------------------------------------------------------------
GROUP TOTAL                                                            107,278
------------------------------------------------------------------------------
UTILITIES (0.2%)
Cincinnati Gas & Electric Co.
   5.70%, 9/15/12                            BBB              275          280
Consolidated Natural Gas Co.,
   6.25%, 11/1/11                            BBB+             560          595
Detroit Edison Co.
   6.125%, 10/1/10                           A-               120          132
------------------------------------------------------------------------------
GROUP TOTAL                                                              1,007
------------------------------------------------------------------------------
YANKEE (0.7%)
?Pemex Master Trust
   8.625%, 2/1/22                            BBB-             225          215
?Ras Laffan Liquefied Natural Gas Co.
   8.294%, 3/15/14                           BBB+             890          996
?(a)Sappi Papier Holding AG
   6.75%, 6/15/12                            BBB              305          334
United Mexican States
   8.00%, 9/24/22                            BBB-             745          712
   (a)8.30%, 8/15/31                         BBB-             345          335
   (a)8.375%, 1/14/11                        BBB-           1,060        1,116
------------------------------------------------------------------------------
GROUP TOTAL                                                              3,708
------------------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost
 $721,982)                                                             743,379
------------------------------------------------------------------------------

                                           ++RATINGS
                                           (STANDARD                  VALUE
                                           & POOR'S)     SHARES       (000)+
------------------------------------------------------------------------------
PREFERRED STOCK (0.5%)
------------------------------------------------------------------------------
MORTGAGE -- OTHER (0.5%)
?!Home Ownership Funding Corp.
   13.331% (Cost $2,540)                     Aa2            4,350   $    2,807
------------------------------------------------------------------------------
                                                          FACE
                                                         AMOUNT
                                                         (000)
                                                           ------
CASH EQUIVALENTS (28.8%)
------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (17.6%)
Banco Bilbao Viz Argentaria, NY,
   1.86%, 4/24/03                                      $    2,701        2,701
Bank of Nova Scotia, NY,
   2.51%, 2/04/03                                           1,932        1,932
Credit Suisse First Boston USA, Inc.,
   2.28%, 11/25/02                                          1,042        1,042
Deutsche Bank Securities, Inc.,
   1.98%, 10/01/02                                          8,684        8,684
Federal National Mortgage Association,
   1.88%, 12/06/02                                            516          516
Federal National Mortgage Association,
   1.90%, 10/04/02                                            957          957
Lloyds Bank Plc London,
   2.36%, 2/24/03                                             965          965
National City Bank Cleveland,
   2.04%, 10/23/02                                            656          656
National City Bank Cleveland,
   1.86%, 11/07/02                                          1,930        1,930
Short-Term Government Securities Cash
 Sweep                                                     62,825       62,825
Union Bank of Switzerland Warburg LLC,
   1.98%, 10/01/02                                         16,060       16,060
------------------------------------------------------------------------------
GROUP TOTAL                                                             98,268
------------------------------------------------------------------------------
                                                         SHARES
                                                           ------
INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED SECURITIES (1.3%)
Aim S.T. Investment Co.                                   965,000          965
Harris Insight Money Market Fund                        1,544,000        1,544
Merrimac Cash Series Fund                               1,544,000        1,544
One Group Institutional Prime Money
 Market Fund                                            1,544,000        1,544
Reserve Primary Fund                                    1,543,000        1,543
------------------------------------------------------------------------------
GROUP TOTAL                                                              7,140
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

INVESTMENT GRADE FIXED INCOME PORTFOLIO

20

                                                          FACE
                                                         AMOUNT       VALUE
                                                         (000)        (000)+
------------------------------------------------------------------------------
DISCOUNT NOTES (3.8%)
Federal Home Loan Mortgage Corporation
   1.65%, 10/15/02                                     $    9,000   $    8,994
   1.68%, 11/15/02                                         12,000       11,974
------------------------------------------------------------------------------
GROUP TOTAL                                                             20,968
------------------------------------------------------------------------------
REPURCHASE AGREEMENT (5.9%)
**J.P. Morgan Securities, Inc.,
   1.87%, dated 9/30/02, due 10/1/02                       32,893       32,893
------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.2%)
+++U.S. Treasury Bill
   1.53%, 10/17/02                                          1,350        1,349
------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $160,619)                                 160,618
------------------------------------------------------------------------------
TOTAL INVESTMENTS (162.5%) (Cost
 $885,141)                                                             906,804
------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES (-62.5%)
Cash                                                                $       37
Receivable for Forward Commitments                                      77,817
Due from Broker                                                         13,306
Interest Receivable                                                      3,531
Receivable for Fund Shares Sold                                          2,195
Receivable for Investments Sold                                            746
Other Assets                                                                 9
Payable for Forward Commitments                                       (319,897)
Collateral on Securities Loaned                                       (105,408)
Net Unrealized Loss on Swap Agreements                                 (11,253)
Payable for Investments Purchased                                       (8,958)
Payable for Investment Advisory Fees                                      (513)
Payable for Daily Variation Margin on Futures
 Contracts                                                                (360)
Payable for Administrative Fees                                            (43)
Payable for Trustees' Fees and Expenses                                    (35)
Payable for Fund Shares Redeemed                                           (10)
Other Liabilities                                                           (2)
                                                                    ----------
                                                                      (348,838)
------------------------------------------------------------------------------
NET ASSETS (100%)                                                   $  557,966
------------------------------------------------------------------------------

                                                                      VALUE
                                                                      (000)+
------------------------------------------------------------------------------
------------------------------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------------------------------
NET ASSETS
Applicable to 48,057,339 outstanding shares of beneficial
 interest (unlimited authorization, no par value)                   $  556,252
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                               $11.57
------------------------------------------------------------------------------
ADVISER CLASS
------------------------------------------------------------------------------
NET ASSETS
Applicable to 148,116 outstanding shares of beneficial interest
 (unlimited authorization, no par value)                            $    1,714
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                               $11.57
------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-in Capital                                                    $  544,532
 Undistributed Net Investment Income (Loss)                              7,584
 Undistributed Realized Net Gain (Loss)                                 (2,167)
 Unrealized Appreciation (Depreciation) on:
   Investment Securities                                                21,663
   Futures and Swaps                                                   (13,646)
------------------------------------------------------------------------------
NET ASSETS                                                          $  557,966
------------------------------------------------------------------------------

(a)   All or a portion of Security on loan at September 30, 2002.
+     See Note A1 to Financial Statements.
++    Ratings are unaudited.
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
?     144A security. Certain conditions for public sale may exist.
??    Security is subject to delayed delivery.
+++ A portion of these securities was pledged to cover margin requirements for futures contracts.
! Moody's Investor Service, Inc. rating. Security is not rated by Standard & Poor's Corporation.
## Variable or floating rate security -- rate disclosed is as of September 30, 2002.
Inv FlInverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2002.
IO    Interest Only
PAC   Planned Amortization Class
PO    Principal Only
TBA   To be announced.

    The accompanying notes are an integral part of the financial statements.

2002 ANNUAL REPORT
September 30, 2002
                                                                              21

Portfolio Overview (Unaudited)

[GRAPH]

                                                                       INSTITUTIONAL*                  SALOMON BROAD INDEX
                                                                       --------------                  -------------------
9/30/92                                                                    5000.0                             5000.0
12/31/92                                                                   5063.0                             5014.0
3/31/93                                                                    5307.0                             5222.0
6/30/93                                                                    5500.0                             5367.0
9/30/93                                                                    5704.0                             5509.0
12/31/93                                                                   5759.0                             5511.0
3/31/94                                                                    5640.0                             5356.0
6/30/94                                                                    5529.0                             5304.0
9/30/94                                                                    5540.0                             5333.0
12/31/94                                                                   5535.0                             5354.0
3/31/95                                                                    5843.0                             5625.0
6/30/95                                                                    6196.0                             5969.0
9/30/95                                                                    6334.0                             6082.0
12/31/95                                                                   6579.0                             6346.0
3/31/96                                                                    6454.0                             6235.0
6/30/96                                                                    6485.0                             6266.0
9/30/96                                                                    6613.0                             6383.0
12/31/96                                                                   6834.0                             6575.0
3/31/97                                                                    6809.0                             6541.0
6/30/97                                                                    7057.0                             6777.0
9/30/97                                                                    7288.0                             7003.0
12/31/97                                                                   7492.0                             7209.0
3/31/98                                                                    7594.0                             7325.0
6/30/98                                                                    7759.0                             7495.0
9/30/98                                                                    8004.0                             7806.0
12/31/98                                                                   8034.0                             7838.0
3/31/99                                                                    8012.0                             7801.0
6/30/99                                                                    7878.0                             7729.0
9/30/99                                                                    7915.0                             7785.0
12/31/99                                                                   7902.0                             7771.0
3/31/00                                                                    7972.0                             7942.0
6/30/00                                                                    8109.0                             8077.0
9/30/00                                                                    8380.0                             8323.0
12/31/00                                                                   8732.0                             8673.0
3/31/01                                                                    9038.0                             8940.0
6/30/01                                                                    9164.0                             8985.0
9/30/01                                                                    9526.0                             9408.0
12/31/01                                                                   9656.0                             9410.0
3/31/02                                                                    9673.0                             9417.0
6/30/02                                                                    9992.0                             9749.0
9/30/02                                                                   10287.0                            10198.0

**Minimum Investment

The performance of the Adviser Class shares will vary based upon the different inception date and fees assessed to that class.
AVERAGE ANNUAL TOTAL RETURNS ENDED 9/30/02*
---------------------------------------------------------------

U.S. CORE FIXED INCOME
------------------------------------------------
                         Institutional   Adviser       Salomon Broad
                              (1)          (3)     Investment Grade Index
-----------------------------------------------------------------------------
One Year                     7.98%        7.85%             8.39%
-----------------------------------------------------------------------------
Five Years                   7.14%           --             7.81%
-----------------------------------------------------------------------------
Ten Year                     7.48%           --             7.39%
-----------------------------------------------------------------------------
Since Inception(3)              --        7.28%             8.06%
-----------------------------------------------------------------------------

*Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time. Total returns shown in the graph and table assume that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns are compared to the Salomon Broad Investment Grade Index, an unmanaged market index and should not be considered an investment.

(1)Represents an investment in the Institutional Class.

(3)Represents an investment in the Adviser Class which commenced operations on 3/01/99.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

22

Statement of Net Assets

U.S. CORE FIXED INCOME PORTFOLIO
FIXED INCOME SECURITIES (135.9%)

                                             ++RATINGS     FACE
                                             (STANDARD    AMOUNT      VALUE
SEPTEMBER 30, 2002                           & POOR'S)    (000)       (000)+
------------------------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (76.6%)
Federal Home Loan Mortgage Corporation,
 Conventional Pools:
   8.50%, 9/1/32                               Agy       $  8,700   $    9,319
   10.00%, 10/1/12-11/1/20                     Agy            228          254
   11.50%, 8/1/19                              Agy            103          120
   12.50%, 4/1/14                              Agy              5            6
 Gold Pools:
   7.50%, 11/1/29-6/1/32                       Agy          1,359        1,434
   8.00%, 10/1/29-10/1/31                      Agy          4,988        5,323
   8.50%, 3/1/30-7/1/31                        Agy          2,527        2,702
   10.00%, 6/1/17-3/1/21                       Agy            396          446
   12.00%, 11/1/19                             Agy             33           39
 ??October TBA
   6.00%, 10/15/31                             Agy          5,100        5,243
   7.00%, 10/1/32                              Agy         12,500       13,043
Federal National Mortgage Association,
 Conventional Pools:
   7.50%, 9/1/16-7/1/32                        Agy         36,860       38,910
   8.00%, 4/1/25-4/1/32                        Agy         15,107       16,151
   8.50%, 5/1/23-6/1/31                        Agy          9,491       10,177
   9.50%, 2/1/20-8/1/21                        Agy            606          675
   10.00%, 8/1/18-2/1/25                       Agy            217          243
   10.50%, 11/1/10-1/1/19                      Agy            260          295
   11.00%, 9/1/19-9/1/20                       Agy            377          433
   11.50%, 11/1/19                             Agy            240          275
 Gold Pools:
   7.50%, 11/1/29                              Agy             52           55
   8.50%, 7/1/31                               Agy            569          610
 ??October TBA
   6.00%, 10/1/32                              Agy         26,250       26,955
   6.50%, 10/1/32                              Agy         13,000       13,467
   7.00%, 10/1/17                              Agy          2,600        2,748
 ??November TBA
   5.50%, 11/1/32                              Agy         16,050       16,160
   6.00%, 11/1/32                              Agy         17,600       18,023
   6.50%, 11/1/32                              Agy         17,000       17,584
   7.00%, 11/1/32                              Agy         11,150       11,638
Government National Mortgage Association,
 Adjustable Rate Mortgages:
   5.375%, 2/20/25-1/20/28                     Tsy          1,048        1,077
   6.625%, 10/20/27-12/20/27                   Tsy            236          244
   6.75%, 8/20/25-9/20/27                      Tsy          1,072        1,110

                                             ++RATINGS     FACE
                                             (STANDARD    AMOUNT      VALUE
                                             & POOR'S)    (000)       (000)+
------------------------------------------------------------------------------
 Various Pools:
   7.00%, 8/15/23-8/15/31                      Tsy       $  1,013   $    1,064
   9.00%, 11/15/17                             Tsy            159          178
   9.50%, 12/15/17-12/15/21                    Tsy          1,165        1,313
   10.00%, 9/15/18-4/15/25                     Tsy            985        1,111
   10.50%, 2/15/13-2/15/25                     Tsy          1,778        2,031
   11.00%, 12/15/09-7/15/20                    Tsy            203          235
   11.50%, 4/15/13-8/15/13                     Tsy            204          238
   12.00%, 12/15/12-3/15/14                    Tsy             16           19
 ??October TBA
   6.00%, 10/15/32                             Tsy          3,000        3,105
   6.50%, 10/15/32                             Tsy          6,000        6,253
   7.00%, 10/15/32                             Tsy         10,000       10,497
 ??November TBA
   7.00%, 11/15/32                             Tsy          3,700        3,883
------------------------------------------------------------------------------
GROUP TOTAL                                                            244,686
------------------------------------------------------------------------------
ASSET BACKED CORPORATES (9.2%)
BMW Vehicle Lease Trust,
 Series 02-A A2
   2.83%, 12/25/04                             AAA          1,300        1,310
Capital Auto Receivables Asset Trust,
 Series 02-2 A2
   2.89%, 4/15/04                              AAA          1,800        1,812
Centex Home Equity,
 Series 01-C A1
   3.34%, 7/25/19                              AAA            404          405
Chase Credit Card Master Trust,
 Series 01-4 A
   5.50%, 11/17/08                             AAA            865          939
Chase Manhattan Auto Owner Trust,
 Series:
   01-B A2
     2.44%, 6/15/04                            AAA            873          875
   02-B A2
     2.70%, 1/18/05                            AAA          2,200        2,216
Citibank Credit Card Issuance Trust,
 Series:
   00-A3 A3
     6.875%, 11/15/09                          AAA          1,240        1,433
   00-C1 C1
     7.45%, 9/15/07                            BBB            705          772

    The accompanying notes are an integral part of the financial statements.

U.S. CORE FIXED INCOME PORTFOLIO

2002 ANNUAL REPORT
September 30, 2002
                                                                              23

                                             ++RATINGS     FACE
                                             (STANDARD    AMOUNT      VALUE
                                             & POOR'S)    (000)       (000)+
------------------------------------------------------------------------------
ASSET BACKED CORPORATES (CONT'D)
DaimlerChrysler Auto Trust,
 Series:
   00-E A2
     6.21%, 12/8/03                            AAA       $    140   $      141
   00-E A3
     6.11%, 11/8/04                            AAA          1,250        1,281
   01-C A2
     3.71%, 7/6/04                             AAA            856          861
   02-A A2
     2.90%, 12/6/04                            AAA          2,200        2,217
Federal Home Loan Mortgage Corporation,
 Series T-42 A1
   4.75%, 2/25/42                              Agy          1,052        1,054
Ford Credit Auto Owner Trust,
 Series:
   01-B A4
     5.12%, 10/15/04                           AAA          1,800        1,832
   02-B A2A
     2.97%, 6/15/04                            AAA          1,900        1,910
Harley-Davidson Eaglemark Motorcycle Trust,
 Series 02-A A1
   1.91%, 4/16/07                              AAA          1,548        1,551
Honda Auto Receivables Owner Trust,
 Series:
   00-1 A3
     6.62%, 7/15/04                            AAA            478          486
   01-3 A2
     2.76%, 2/18/04                            AAA            735          737
   02-2 A2
     2.91%, 9/15/04                            AAA          2,000        2,017
Lehman ABS Manufactured Housing Contract,
 Series 01-B A1
   3.01%, 3/15/10                              AAA            555          558
MBNA Master Credit Card Trust,
 Series 00-E A
   7.80%, 10/15/12                             AAA            755          924
MMCA Automobile Trust,
 Series 00-1 A3
   7.00%, 6/15/04                              AAA            704          713
Nissan Auto Receivables Owner Trust,
 Series:
   00-C A3
     6.72%, 8/16/04                            AAA            636          647

                                             ++RATINGS     FACE
                                             (STANDARD    AMOUNT      VALUE
                                             & POOR'S)    (000)       (000)+
------------------------------------------------------------------------------
   01-C A4
     4.80%, 2/15/07                            AAA       $    525   $      550
   02-B A2
     3.07%, 8/16/04                            AAA          1,400        1,412
Toyota Auto Receivables Owner Trust,
 Series 01-C A2
   3.77%, 7/15/04                              AAA            656          659
------------------------------------------------------------------------------
GROUP TOTAL                                                             29,312
------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (3.7%)
Federal Home Loan Mortgage Corporation,
 Series:
   63 SA IO
     1.50%, 6/17/27                            Agy            640           17
   191 IO
     8.00%, 1/1/28                             Agy            327           53
   207 IO
     7.00%, 4/1/30                             Agy          2,971          342
   215 IO
     8.00%, 7/1/31                             Agy            383           56
   1887 SH Inv Fl IO
     21.263%, 3/15/24                          Agy            450          205
   2234-SC Inv Fl IO
     6.727%, 10/15/29                          Agy          1,005           67
   2240 S Inv Fl IO
     7.277%, 4/15/25                           Agy            919           37
Federal National Mortgage Association,
 Series:
   97-53 PI IO PAC
     8.00%, 8/18/27                            Agy            271           44
   99-42 SA Inv Fl IO
     6.386%, 10/25/28                          Agy          3,966          357
   01-4 SA Inv Fl IO
     5.73%, 2/17/31                            Agy          1,891          184
   02-18 PG PAC 1
     6/25/08                                   Agy          1,161        1,187
   ##02-50 SC
     6.286%, 12/25/29                          Agy          3,975          255
   02-W3 A1
     4.75%, 2/25/17                            Agy          1,961        1,964
   02-W4 A1
     4.50%, 5/25/42                            Agy          1,754        1,756
   270-2 IO
     8.50%, 9/1/23                             Agy            188           31
   281-2 IO
     9.00%, 11/1/26                            Agy            203           32

    The accompanying notes are an integral part of the financial statements.

U.S. CORE FIXED INCOME PORTFOLIO

24

                                             ++RATINGS     FACE
                                             (STANDARD    AMOUNT      VALUE
                                             & POOR'S)    (000)       (000)+
------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (CONT'D)
   296-2 IO
     8.00%, 4/1/24                             Agy       $    934   $      148
   306 IO
     8.00%, 5/1/30                             Agy            850          125
   307 IO
     8.00%, 6/1/30                             Agy          1,242          182
   317-1 PO
     8/1/31                                    Agy          3,480        3,224
   317-2
     8.00%, 8/1/31                             Agy          3,480          505
   320 2 IO
     7.00%, 3/1/32                             Agy          2,140          293
Government National Mortgage Association,
 Series:
   97-14 Inv Fl IO
     6.125%, 9/16/27                           Tsy          1,761          159
   99-30 S Inv Fl IO
     6.777%, 8/16/29                           Tsy          1,457          126
   99-32 Inv Fl IO
     5.177%, 7/16/27                           Tsy            786            4
   00-29 S Inv Fl IO
     6.68%, 9/20/30                            Tsy          1,451          126
   00-35 S Inv Fl IO
     6.127%, 12/16/25                          Tsy          3,390          324
   01-46 SA Inv Fl IO
     5.757%, 9/16/31                           Tsy          1,737          115
------------------------------------------------------------------------------
GROUP TOTAL                                                             11,918
------------------------------------------------------------------------------
COMMERCIAL MORTGAGES (0.1%)
?Carousel Center Finance, Inc., Series 1B
   7.188%, 11/15/07                            A              325          327
------------------------------------------------------------------------------
FEDERAL AGENCY (4.5%)
(a)Federal National Mortgage Association
   6.25%, 5/15/29                              Agy          5,325        5,968
   6.625%, 11/15/30                            Agy          7,050        8,280
------------------------------------------------------------------------------
GROUP TOTAL                                                             14,248
------------------------------------------------------------------------------

                                             ++RATINGS     FACE
                                             (STANDARD    AMOUNT      VALUE
                                             & POOR'S)    (000)       (000)+
------------------------------------------------------------------------------
FINANCE (7.7%)
(a)?AIG SunAmerica Global Financing VI
   6.30%, 5/10/11                              AAA       $    965   $    1,074
American General Corp.
   7.50%, 7/15/25                              AA-            430          516
?Anthem Insurance Cos., Inc.
   9.00%, 4/1/27                               BBB+           430          526
   9.125%, 4/1/10                              BBB+           200          243
AXA Financial, Inc.
   6.50%, 4/1/08                               A+             105          114
?BancWest Corp.,
 Series A
   6.93%, 12/1/03                              A-             575          602
Bank One Corp.
   6.00%, 2/17/09                              A-             730          803
(a)Boeing Capital Corp.
   6.10%, 3/1/11                               A+             155          162
CIGNA Corp.
   6.375%, 10/15/11                            A+             240          259
   7.00%, 1/15/11                              A+             235          262
Citicorp,
 Series F
   6.375%, 11/15/08                            A+             380          424
(a)Citigroup, Inc.
   5.625%, 8/27/12                             A+             660          689
   6.00%, 2/21/12                              AA-            330          358
EOP Operating LP
   6.763%, 6/15/07                             BBB            165          180
   7.50%, 4/19/29                              BBB+           365          397
?Equitable Life Assurance Society of the
   U.S.
   6.95%, 12/1/05                              A+             860          946
?Farmers Exchange Capital
   7.05%, 7/15/28                              A-             585          366
?Farmers Insurance Exchange
   8.625%, 5/1/24                              A-             475          362
Ford Motor Credit Corp.
   7.25%, 10/25/11                             BBB+           595          550
General Electric Capital Corp.
   6.75%, 3/15/32                              AAA          1,105        1,185
General Motors Acceptance Corp.
   6.875%, 9/15/11                             BBB+           545          531
   8.00%, 11/1/31                              BBB+           750          727
Goldman Sachs Group, Inc.
   (a)6.60%, 1/15/12                           A+             140          154
   6.875%, 1/15/11                             A+           1,045        1,159
Hartford Life, Inc.
   7.65%, 6/15/27                              A              730          822

    The accompanying notes are an integral part of the financial statements.

U.S. CORE FIXED INCOME PORTFOLIO

2002 ANNUAL REPORT
September 30, 2002
                                                                              25

                                             ++RATINGS     FACE
                                             (STANDARD    AMOUNT      VALUE
                                             & POOR'S)    (000)       (000)+
------------------------------------------------------------------------------
FINANCE (CONT'D)
Hertz Corp.
   7.625%, 6/1/12                              BBB       $    400   $      374
Household Finance Corp.
   5.875%, 2/1/09                              A              105           99
   6.40%, 6/17/08                              A              215          211
   6.75%, 5/15/11                              A              225          215
   8.00%, 7/15/10                              A              400          413
J.P. Morgan Chase & Co.
   5.35%, 3/1/07                               AA-            515          542
   6.00%, 2/15/09                              A              415          436
   (a)6.625%, 3/15/12                          A+             265          288
?John Hancock Financial Services, Inc.
   7.375%, 2/15/24                             A+             930          999
MBNA America Bank
   6.50%, 6/20/06                              BBB+           375          399
   7.75%, 9/15/05                              BBB+           115          125
?Metropolitan Life Insurance Co.
   7.45%, 11/1/23                              A+             400          438
   7.80%, 11/1/25                              A+             250          285
(a)Monsanto Co.
   7.375%, 8/15/12                             A              465          496
?Nationwide Mutual Insurance Co.
   7.50%, 2/15/24                              A-             755          751
   (a)8.25%, 12/1/31                           A-             225          243
?New England Mutual, Series F
   7.875%, 2/15/24                             A+             350          391
?Prime Property Funding II
   7.00%, 8/15/04                              A              400          430
?Prudential Holdings LLC
   7.245%, 12/18/23                            AAA          1,540        1,764
Washington Mutual, Inc.
   8.25%, 4/1/10                               BBB            420          510
Wellpoint Health Networks, Inc.
   6.375%, 6/15/06                             A-             380          415
?World Financial Properties,
 Series:
   96 WFP-B
     6.91%, 9/1/13                             AA-            418          453
   96 WFP-D
     6.95%, 9/1/13                             AA-            839          912
------------------------------------------------------------------------------
GROUP TOTAL                                                             24,600
------------------------------------------------------------------------------

                                             ++RATINGS     FACE
                                             (STANDARD    AMOUNT      VALUE
                                             & POOR'S)    (000)       (000)+
------------------------------------------------------------------------------
INDUSTRIALS (7.6%)
Aetna, Inc.
   7.875%, 3/1/11                              BBB       $    795   $      870
Albertson's, Inc.
   7.50%, 2/15/11                              BBB+           330          384
America West Airlines
   7.10%, 10/2/22                              AAA            698          724
Boeing Capital Corp.
   5.80%, 1/15/13                              A+             150          153
Centex Corp.
   7.875%, 2/1/11                              BBB            360          403
(a)Clear Channel Communications, Inc.
   7.65%, 9/15/10                              BBB-           465          492
Conoco, Inc.
   6.95%, 4/15/29                              A-             360          407
Continental Airlines, Inc.,
 Series 97-1 A
   7.461%, 10/1/16                             AA+            305          286
?Cooper Industries Ltd.
   5.25%, 7/1/07                               A-             405          429
(a)Cox Communications, Inc.
   7.125%, 10/1/12                             BBB            465          464
DaimlerChrysler N.A. Holdings Corp.
   7.20%, 9/1/09                               A+             355          389
   (a)8.50%, 1/18/31                           BBB+           705          838
Delphi Automotive Systems Corp.
   7.125%, 5/1/29                              BBB             95           96
Federated Department Stores, Inc.
   (a)6.625%, 9/1/08                           BBB+           120          132
   6.90%, 4/1/29                               BBB+           410          417
?Florida Windstorm
   7.125%, 2/25/19                             AAA            855          962
Ford Motor Co.
   6.625%, 10/1/28                             BBB+         1,385        1,044
   7.45%, 7/16/31                              BBB+           155          128
Hertz Corp.
   7.40%, 3/1/11                               BBB            110          102
   7.625%, 8/15/07                             BBB            770          768
(a)Honeywell International, Inc.
   6.125%, 11/1/11                             A              780          852
?Hyatt Equities, LLC
   6.875%, 6/15/07                             BBB            360          366
Kroger Co.
   7.50%, 4/1/31                               BBB-           500          550
   7.70%, 6/1/29                               BBB-           730          819
Lockheed Martin Corp.
   7.75%, 5/1/26                               BBB-           360          434

    The accompanying notes are an integral part of the financial statements.

U.S. CORE FIXED INCOME PORTFOLIO

26

                                             ++RATINGS     FACE
                                             (STANDARD    AMOUNT      VALUE
                                             & POOR'S)    (000)       (000)+
------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
Lowe's Cos., Inc.
   6.50%, 3/15/29                              A         $    625   $      677
   6.875%, 2/15/28                             A              380          430
Marriott International, Inc.
   7.00%, 1/15/08                              BBB+         1,155        1,278
Masco Corp.
   6.50%, 8/15/32                              BBB+           190          191
May Department Stores Co.
   6.70%, 9/15/28                              A+           1,150        1,208
MeadWestvaco Corp.
   6.85%, 4/1/12                               BBB            260          283
Mohawk Industries, Inc.
   7.20%, 4/15/12                              BBB            175          198
News America Holdings, Inc.
   7.75%, 1/20/24-2/1/24                       BBB-           680          645
   8.875%, 4/26/23                             BBB-           470          496
(a)Pepsiamericas, Inc.
   3.875%, 9/12/07                             A-             185          187
?Prudential Holdings, LLC
   8.695%, 12/18/23                            A              770          878
(a)Raytheon Co.
   8.30%, 3/1/10                               BBB-           615          723
(a)Safeway, Inc.
   5.80%, 8/15/12                              BBB            560          588
Simon Property Group LP
   (a)6.35%, 8/28/12                           BBB            335          356
   6.375%, 11/15/07                            BBB            505          552
Southwest Airlines Co.
 Class A-2
   5.496%, 11/1/06                             AAA            205          218
Target Corp.
   6.75%, 1/1/28                               A-             285          322
TCI Communications, Inc.
   7.875%, 2/15/26                             A              205          202
Tenet Healthcare Corp.
   6.875%, 11/15/31                            BBB            615          648
U.S. Airways Corp., Pass Through
 Certificate,
 Series 00-1G 8.11%, 2/20/17                   AAA            305          317
United Technologies Corp.
   6.10%, 5/15/12                              A+             575          646
Vornado Realty
   5.625%, 6/15/07                             BBB            280          290

                                             ++RATINGS     FACE
                                             (STANDARD    AMOUNT      VALUE
                                             & POOR'S)    (000)       (000)+
------------------------------------------------------------------------------
?Weyerhaeuser Co.
   6.75%, 3/15/12                              BBB       $    555   $      603
------------------------------------------------------------------------------
GROUP TOTAL                                                             24,445
------------------------------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGE (0.0%)
##Gemsco Mortgage Pass Through Certficate,
 Series 87-A
   8.70%, 11/25/10                             AA              62           62
------------------------------------------------------------------------------
TELEPHONES (0.5%)
Alltel Corp.
   7.00%, 7/1/12                               A              265          294
GTE Corp.
   6.94%, 4/15/28                              A+           1,250        1,169
------------------------------------------------------------------------------
GROUP TOTAL                                                              1,463
------------------------------------------------------------------------------
TRANSPORTATION (0.1%)
(a)Continental Airlines,
 Series 99-1 A
   6.545%, 2/2/20                              AA+            525          484
------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (25.7%)
U.S. Treasury Bonds
   (a)7.625%, 2/15/25                          Tsy         14,750       20,481
   (a)8.125%, 8/15/19                          Tsy         20,250       28,616
   8.75%, 8/15/20                              Tsy          4,250        6,365
U.S. Treasury Notes
   (a)6.50%, 2/15/10                           Tsy         16,150       19,490
   7.875%, 11/15/04                            Tsy          6,500        7,325
------------------------------------------------------------------------------
GROUP TOTAL                                                             82,277
------------------------------------------------------------------------------
UTILITIES (0.2%)
Cincinnati Gas & Electric Co.
   5.70%, 9/15/12                              BBB            160          163
(a)Consolidated Natural Gas Co.,
 Series C
   6.25%, 11/1/11                              BBB+           220          234
Detroit Edison Co.
   6.125%, 10/1/10                             A-             100          110
------------------------------------------------------------------------------
GROUP TOTAL                                                                507
------------------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost
 $421,543)                                                             434,329
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

U.S. CORE FIXED INCOME PORTFOLIO

2002 ANNUAL REPORT
September 30, 2002
                                                                              27

                                                           SHARES
                                                           ------
PREFERRED STOCK (0.2%)
------------------------------------------------------------------------------
MORTGAGE -- OTHER (0.2%)
?+Home Ownership Funding Corp.
   13.33% (Cost $668)                          Aa2       $  1,200   $      774
------------------------------------------------------------------------------
                                                             FACE
                                                           AMOUNT
                                                            (000)
                                                           ------
CASH EQUIVALENTS (30.1%)
------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (18.3%)
Banco Bilbao Viz Argentaria, NY,
   1.86%, 4/24/03                                        $  1,576        1,577
Bank of Nova Scotia, NY,
   2.51%, 2/04/03                                           1,128        1,128
Credit Suisse First Boston USA, Inc.,
   2.28%, 11/25/02                                            608          608
Deutsche Bank Securities, Inc.,
   1.98%, 10/01/02                                          5,069        5,069
Federal National Mortgage Association,
   1.88%, 12/06/02                                            301          301
   1.90%, 10/04/02                                            559          559
Lloyds Bank Plc London,
   2.36%, 2/24/03                                             563          563
National City Bank Cleveland,
   1.86%, 11/07/02                                          1,127        1,127
   2.04%, 10/23/02                                            383          383
Short-Term Government Securities Cash Sweep                37,660       37,660
Union Bank of Switzerland Warburg LLC,
   1.98%, 10/01/02                                          9,375        9,375
------------------------------------------------------------------------------
GROUP TOTAL                                                             58,350
------------------------------------------------------------------------------
                                                           SHARES
                                                           ------
INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED SECURITIES (1.3%)
AIM S.T. Investment Co.                                   563,000          563
Harris Insight Money Market Fund                          901,000          901
Merrimac Cash Series Fund                                 901,000          901
One Group Institutional Prime Money Market
 Fund                                                     901,000          901
Reserve Primary Fund                                      901,000          901
------------------------------------------------------------------------------
GROUP TOTAL                                                              4,167
------------------------------------------------------------------------------
                                                             FACE
                                                           AMOUNT
                                                            (000)
                                                           ------
DISCOUNT NOTES (7.9%)
(a)Federal Home Loan Bank
   0.90%, 10/4/02                                        $ 15,100       15,097

                                                             FACE
                                                           AMOUNT        VALUE
                                                            (000)       (000)+
------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation
   1.68%, 10/15/02                                       $ 10,000   $    9,993
------------------------------------------------------------------------------
GROUP TOTAL                                                             25,090
------------------------------------------------------------------------------
REPURCHASE AGREEMENT (2.6%)
**J.P. Morgan Securities Inc.,
   1.87%, dated 9/30/02, due 10/1/02                        8,364        8,364
------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $95,971)                                   95,971
------------------------------------------------------------------------------
TOTAL INVESTMENTS (166.2%) (Cost $518,182)                             531,074
------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES (-66.2%)
Cash                                                                        20
Receivable for Forward Commitments                                      51,222
Due from Broker                                                          7,100
Interest Receivable                                                      1,982
Receivable for Investments Sold                                            752
Receivable for Fund Shares Sold                                            689
Other Assets                                                                 5
Payable for Forward Commitments                                       (187,208)
Collateral for Securities Loaned                                       (62,517)
Payable for Investments Purchased                                      (12,712)
Unrealized Loss on Swap Agreements                                      (6,597)
Payable for Fund Shares Redeemed                                        (3,476)
Payable for Daily Variation Margin on Futures
 Contracts                                                                (355)
Payable for Investment Advisory Fees                                      (269)
Payable for Administrative Fees                                            (24)
Payable for Trustees' Fees and Expenses                                    (12)
Payable for Distribution Fee -- Adviser Class                               (2)
Other Liabilities                                                          (72)
                                                                    ----------
                                                                      (211,474)
------------------------------------------------------------------------------
NET ASSETS (100%)                                                   $  319,600
------------------------------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------------------------------
NET ASSETS
Applicable to 27,087,249 outstanding shares of beneficial
 interest (unlimited authorization, no par value)                   $  310,546
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                               $11.46
------------------------------------------------------------------------------
ADVISER CLASS
------------------------------------------------------------------------------
NET ASSETS
Applicable to 792,954 outstanding shares of beneficial interest
 (unlimited authorization, no par value)                                 9,054
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                               $11.42
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

U.S. CORE FIXED INCOME PORTFOLIO

28

                                                                      VALUE
                                                                      (000)+
------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                    $  307,501
 Undistributed Net Investment Income (Loss)                              3,915
 Undistributed Realized Net Gain (Loss)                                  3,710
 Unrealized Appreciation (Depreciation) on:
   Investment Securities                                                12,892
   Futures and Swaps                                                    (8,418)
------------------------------------------------------------------------------
NET ASSETS                                                          $  319,600
------------------------------------------------------------------------------

(a)   All or a portion of security on loan at September 30, 2002.
+     See Note A1 to Financial Statements.
++    Ratings are unaudited.
?     144A security. Certain conditions for public sale may exist.
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
??    Security is subject to delayed delivery.
## Variable or floating rate security -- rate disclosed is as of September 30, 2002.
! Moody's Investor Service, Inc. rating. Security is not rated by Standard & Poor's Corporation.
Inv FlInverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2002.
IO    Interest Only
PAC   Planned Amortization Class
TBA   To be announced

    The accompanying notes are an integral part of the financial statements.

2002 ANNUAL REPORT
September 30, 2002
                                                                              29

Portfolio Overview (Unaudited)

CASH RESERVES PORTFOLIO

The Cash Reserves Portfolio is a money-market fund whose primary objectives are liquidity, preservation of capital, and high current income. The Portfolio is managed in a conservative style, generally without the use of derivatives or funding agreements. Investments are diversified across several fixed-income sectors, and may include high quality commercial paper, negotiable certificates of deposit, the bank notes of carefully selected, large depository institutions, Federal agency obligations, and fully collateralized repurchase agreements.

The moderate U.S. economic recovery appears to have slowed. Gross Domestic Product expanded just 1.3% in the second quarter, down from 5.0% in the first quarter and 2.7% in the fourth quarter of 2001. The Index of Leading Economic Indicators has contracted for three consecutive months ended August 2002, and the Institute for Supply Management (ISM) Purchasing Manager Index fell to 49.5 for September 2002, from 56.2 in June 2002. Consumer confidence, which had been improving in early 2002, has fallen for four consecutive months ending September.

After continuing to fall in late 2001 to a 40-year low, short-term interest rates plateaued in early 2002. The Federal Reserve has maintained its federal funds target rate at 1.75% since the December 2001 meeting. However, high levels of uncertainty have depressed consumer confidence, and recent economic data indicate the expansion may be slowing. As a result, at the August 2002 Federal Open Market Committee (FOMC) meeting, the Federal Reserve changed its formal economic assessment as one that indicates risks are weighted mainly toward conditions that may generate economic weakness in the foreseeable future.

We continued to invest in high quality commercial paper, bank notes, negotiable certificates of deposit of financially strong commercial banks and Federal Agency obligations. Over the past year, we maintained our high credit standards by continuing to use a significant proportion of Federal Agency obligations, especially in the three-month and longer maturity segment. At the same time, we attempted to limit purchases of corporate obligations to only those issuers that possess both top short-term credit ratings and relatively high long-term debt ratings as well. Earlier in 2002, when the economy seemed to be strengthening and short-term interest rates were under modest upward pressure, we shortened our average maturity. However, after it became more apparent the economic recovery was weakening, we began purchasing longer maturities of selected high quality issuers. This strategy extended the weighted average maturity of the Portfolio, locking in current market rates longer.

As of September 30, 2002, the Portfolio's weighted average maturity was 44 days and 85% of holdings were due to mature in less than three months. We believe the Portfolio is well positioned for stability of principal with a very high degree of liquidity. The Portfolio continues to serve as a useful investment for liquidity, preservation of capital and a yield that reflects prevailing money market conditions.

We anticipate that short-term interest rates will remain stable to slightly lower during the remainder of 2002 and early 2003, before experiencing upward pressure due to a possible economic rebound later in 2003.

30

GRAPH

                                                                               LIPPER MONEY MARKET           SALOMON 1-MONTH
                                                     INSTITUTIONAL*                  AVERAGE               TREASURY BILL INDEX
                                                     --------------            -------------------         -------------------
9/30/92                                                  5000.00                     5000.00                     5000.00
12/31/92                                                 5035.00                     5035.00                     5033.00
3/31/93                                                  5069.00                     5068.00                     5067.00
6/30/93                                                  5104.00                     5100.00                     5104.00
9/30/93                                                  5140.00                     5133.00                     5139.00
12/31/93                                                 5176.00                     5167.00                     5177.00
3/31/94                                                  5214.00                     5201.00                     5216.00
6/30/94                                                  5260.00                     5243.00                     5263.00
9/30/94                                                  5315.00                     5294.00                     5312.00
12/31/94                                                 5380.00                     5355.00                     5371.00
3/31/95                                                  5455.00                     5425.00                     5435.00
6/30/95                                                  5533.00                     5498.00                     5511.00
9/30/95                                                  5611.00                     5569.00                     5585.00
12/31/95                                                 5689.00                     5641.00                     5659.00
3/31/96                                                  5763.00                     5708.00                     5723.00
6/30/96                                                  5836.00                     5773.00                     5795.00
9/30/96                                                  5911.00                     5841.00                     5866.00
12/31/96                                                 5987.00                     5911.00                     5939.00
3/31/97                                                  6063.00                     5979.00                     6010.00
6/30/97                                                  6143.00                     6051.00                     6082.00
9/30/97                                                  6226.00                     6126.00                     6154.00
12/31/97                                                 6310.00                     6201.00                     6229.00
3/31/98                                                  6394.00                     6276.00                     6302.00
6/30/98                                                  6479.00                     6352.00                     6377.00
9/30/98                                                  6566.00                     6429.00                     6453.00
12/31/98                                                 6648.00                     6503.00                     6513.00
3/31/99                                                  6727.00                     6571.00                     6580.00
6/30/99                                                  6805.00                     6639.00                     6654.00
9/30/99                                                  6889.00                     6712.00                     6727.00
12/31/99                                                 6981.00                     6793.00                     6802.00
3/31/00                                                  7078.00                     6880.00                     6890.00
6/30/00                                                  7183.00                     6974.00                     6980.00
9/30/00                                                  7296.00                     7077.00                     7081.00
12/31/00                                                 7413.00                     7180.00                     7186.00
3/31/01                                                  7515.00                     7271.00                     7277.00
6/30/01                                                  7597.00                     7340.00                     7348.00
9/30/01                                                  7664.00                     7394.00                     7413.00
12/31/01                                                 7708.00                     7427.00                     7453.00
3/31/02                                                  7740.00                     7448.00                     7484.00
6/30/02                                                  7771.00                     7469.00                     7516.00
9/30/02                                                  7800.00                     7487.00                     7549.00

**Minimum Investment

The performance of the Investment Class shares will vary based upon the different inception date and fees assessed to that class.
AVERAGE ANNUAL TOTAL RETURNS ENDED 9/30/02*
---------------------------------------------------------------

CASH RESERVES                                                       Salomon
-------------------------------------------------      Lipper       1-Month
                       Institutional   Investment   Money Market    Treasury
                            (1)           (2)         Average      Bill Index
---------------------------------------------------------------------------------
One Year                   1.79%         1.63%         1.26%         1.84%
---------------------------------------------------------------------------------
Five Years                 4.61%            --         4.09%         4.17%
---------------------------------------------------------------------------------
Ten Year                   4.56%            --         4.11%         4.21%
---------------------------------------------------------------------------------
Since Inception(2)            --         4.11%         3.73%         3.94%
---------------------------------------------------------------------------------
7-Day Effective Yield      1.66%         1.51%
---------------------------------------------------------------------------------
SEC 7-Day Current
 Yield                     1.65%         1.50%
---------------------------------------------------------------------------------

The SEC 7-day yield quotation more closely reflects the current earnings of the Portfolio than the total return quotation. You may obtain the Portfolio's current SEC 7-day yield by calling 1-800-354-8185.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

*Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time.

Total returns shown in the graph and table assume that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns are compared to the Lipper Money Market Average of money market funds and the Salomon 1-Month Treasury Bill Index, both unmanaged market indices and should not be considered an investment.

(1) Represents an investment in the Institutional Class.

(2) Represents an investment in the Investment Class which commenced operations on 8/16/99.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YIELDS WILL FLUCTUATE AS MARKET CONDITIONS CHANGE.

2002 ANNUAL REPORT
September 30, 2002
                                                                              31

Statement of Net Assets

CASH RESERVES PORTFOLIO
COMMERCIAL PAPER (51.8%)

                                                         FACE
                                                        AMOUNT        VALUE
                  SEPTEMBER 30, 2002                     (000)       (000)+
---------------------------------------------------------------------------
BANKING (17.6%)
AIG Funding, Inc.
   1.75%, 11/21/02                                      $ 2,000   $   1,995
   1.66%, 11/19/02                                        2,500       2,494
Barclays U.S. Funding Corp.
   1.72%, 12/5/02                                         3,000       2,991
   1.77%, 10/15/02                                        3,000       2,998
BNP Paribas Finance, Inc.
   1.75%, 10/22/02                                        4,000       3,996
Ciesco LP
   1.74%, 11/1/02                                         2,000       1,997
Citicorp
   1.77%, 10/10/02                                        2,500       2,499
Mortgage Interest Networking Trust
   1.76%, 11/6/02                                         2,000       1,996
   1.77%, 10/4/02                                         2,000       2,000
   1.77%, 10/30/02                                        2,500       2,496
   1.77%, 12/9/02                                         2,000       1,993
Schering AG
   1.70%, 10/17/02                                        4,000       3,998
---------------------------------------------------------------------------
GROUP TOTAL                                                          31,453
---------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (4.4%)
General Electric Capital Corp.
   1.67%, 2/12/03                                         2,000       1,988
   1.69%, 3/31/03                                         1,500       1,487
   1.77%, 1/30/03                                         2,000       1,988
   2.04%, 12/27/02                                        2,500       2,487
---------------------------------------------------------------------------
GROUP TOTAL                                                           7,950
---------------------------------------------------------------------------
FINANCE -- AUTOMOTIVE (3.6%)
American Honda Finance Corp.
   1.75%, 11/13/02                                        6,500       6,486
---------------------------------------------------------------------------
FINANCE -- CONSUMER (13.1%)
American Express Credit Corp.
   1.75%, 10/8/02                                         6,000       5,998
FCAR Owner Trust Corp.
   1.75%, 10/18/02                                        2,000       1,998
   1.75%, 10/23/02                                        2,500       2,497
New Center Asset Trust Corp.
   1.75%, 11/22/02                                        3,000       2,992
   1.83%, 10/3/02                                         2,000       2,000

                                                         FACE
                                                        AMOUNT        VALUE
                                                         (000)       (000)+
---------------------------------------------------------------------------
Sallie Mae
   2.02%, 2/7/03                                        $ 2,000   $   1,986
Shell Finance plc
   1.70%, 3/11/03                                         3,000       2,977
   1.72%, 2/11/03                                         3,000       2,981
---------------------------------------------------------------------------
GROUP TOTAL                                                          23,429
---------------------------------------------------------------------------
INTERNATIONAL BANKS (5.8%)
Abbey National N.A. Corp.
   1.75%, 10/7/02                                         2,000       1,999
KFW International Finance Corp.
   1.66%, 12/2/02                                         2,000       1,994
   1.80%, 12/30/02                                        2,000       1,991
Societe Generale
   1.71%, 11/20/02                                        2,000       1,995
   1.87%, 10/1/02                                         2,500       2,501
---------------------------------------------------------------------------
GROUP TOTAL                                                          10,480
---------------------------------------------------------------------------
MAJOR BANKS (7.3%)
Canadian Imperial Holdings
   1.77%, 10/9/02                                         2,500       2,499
Northern Trust Corp.
   1.77%, 10/25/02                                        2,000       1,998
Rabobank Nederland
   1.78%, 12/16/02                                        2,000       2,000
Wells Fargo & Co.
   1.65%, 12/6/02                                         2,000       1,994
   1.76%, 11/14/02                                        2,500       2,495
   1.77%, 10/21/02                                        2,000       1,998
---------------------------------------------------------------------------
GROUP TOTAL                                                          12,984
---------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER (Cost $92,782)                                92,782
---------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (1.4%)
---------------------------------------------------------------------------
MAJOR BANK (1.4%)
State Street Corp.
   1.78%, 11/7/02 (Cost $2,500)                           2,500       2,500
---------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

CASH RESERVES PORTFOLIO

32

                                                         FACE
                                                        AMOUNT      VALUE
                                                         (000)     (000)+
---------------------------------------------------------------------------
DISCOUNT NOTES (18.4%)
Federal Home Loan Bank
   1.64% 1/31/03                                        $ 2,103   $   2,091
   1.65% 11/15/02                                         2,000       1,996
   1.67% 11/8/02                                          2,000       1,996
Federal Home Loan Mortgage Corporation
   1.66% 12/30/02                                         2,000       1,991
   2.03% 12/20/02                                         2,584       2,574
Federal National Mortgage Association
   1.63% 1/10/03                                          2,000       1,991
   1.64% 1/8/03                                           2,000       1,991
   1.66% 2/5/03                                           2,000       1,987
   1.66% 3/20/03                                          2,000       1,984
   1.67% 12/18/02                                         2,000       1,992
   1.68% 4/4/03                                           1,330       1,319
   1.73% 11/29/02                                         2,000       1,994
   1.74% 12/13/02                                         1,000         996
   1.75% 12/11/02                                         2,000       1,993
   1.89% 11/13/02                                         2,000       1,995
   2.12% 5/2/03                                           2,000       1,975
   2.29% 12/13/02                                         2,000       1,991
---------------------------------------------------------------------------
TOTAL DISCOUNT NOTES (Cost $32,856)                                  32,856
---------------------------------------------------------------------------
REPURCHASE AGREEMENTS (28.6%)
**J.P. Morgan Securities Inc.,
   1.96%, dated 9/30/02, due 10/1/02                     26,300      26,300
**UBS Warburg LLC,
   1.95%, dated 9/30/02, due 10/1/02                     25,000      25,000
---------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS (Cost $51,300)                           51,300
---------------------------------------------------------------------------
TOTAL INVESTMENTS (100.2%) (Cost $179,438)                          179,438
---------------------------------------------------------------------------

                                                                      VALUE
                                                                     (000)+
---------------------------------------------------------------------------
---------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES (-0.2%)
Cash                                                              $      33
Interest Receivable                                                      20
Other Assets                                                              3
Dividends Payable                                                     (202)
Payable for Investment Advisory Fees                                   (73)
Payable for Administrative Fees                                        (22)
Payable for Trustees' Fees and Expenses                                 (8)
Other Liabilities                                                      (30)
                                                                  ---------
                                                                      (279)
---------------------------------------------------------------------------
NET ASSETS (100%)                                                 $ 179,159
---------------------------------------------------------------------------
INSTITUTIONAL CLASS
---------------------------------------------------------------------------
NET ASSETS
Applicable to 174,128,936 outstanding shares of beneficial
 interest (unlimited authorization, no par value)                 $ 174,138
---------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                             $1.00
---------------------------------------------------------------------------
INVESTMENT CLASS
---------------------------------------------------------------------------
NET ASSETS
Applicable to 5,021,732 outstanding shares of beneficial
 interest (unlimited authorization, no par value)                 $   5,021
---------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                             $1.00
---------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                  $ 179,151
 Undistributed Net Investment Income (Loss)                              12
 Undistributed Realized Net Gain (Loss)                                 (4)
---------------------------------------------------------------------------
NET ASSETS                                                        $ 179,159
---------------------------------------------------------------------------

+     See Note A1 to Financial Statements
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.

    The accompanying notes are an integral part of the financial statements.

2002 ANNUAL REPORT
September 30, 2002
                                                                              33

Portfolio Overview (Unaudited)

GLOBAL FIXED INCOME PORTFOLIO

The Global Fixed Income Portfolio invests in high-grade fixed-income securities throughout the world, fluctuating around a neutral position that is approximately two-thirds foreign bonds and one-third U.S. securities. Fixed-income securities in the Portfolio include government bonds, corporate bonds, mortgages, and other fixed-income securities.

The Portfolio's Institutional Class of shares returned 8.57% versus 10.48% for the Salomon World Government Bond Index over the past fiscal year. Absolute returns were boosted by the appreciation of many currencies against the U.S. dollar. The primary cause of the Portfolio's lower relative return was exposure to corporate bonds, especially U.S. dollar issues, which underperformed the government bonds that comprise the benchmark. Currency management helped the Portfolio versus its benchmark while interest rate management was a small net negative.

Interest rate management had a positive net impact on relative Portfolio performance during fourth quarter of 2001, but positions taken in the summer of 2002 hurt relative returns. The Portfolio was underweight U.S. interest rate risk in the first half of the fiscal year, which helped relative performance as yields rose. Later in the year the Portfolio re-established its defensive stance, as U.S. yields fell to levels that indicated the market expected several years of weak economic growth. Our experience is that such extremes of market pessimism often push yields too far. The Portfolio maintained a small underweight position in Japanese government debt, motivated by the extraordinarily low bond yields in that market, but yields there were little changed. Interest rate risk in Europe was kept near market levels as valuations remained around fair levels.

Currency management contributed significantly to relative returns. The Portfolio underweighted the yen in favor of the Euro, based on the high relative real exchange rate of the yen and its lower yield. The U.S. dollar was underweighted against the Euro, and against the Canadian, Australian, and New Zealand dollars. The dollar shared the yen's low yield/high real exchange rate characteristics. In addition, the other dollar bloc currencies, which often benefit from stronger commodity prices, were expected to appreciate once the market became less pessimistic about global economic growth. All of these positions did well, and they were reduced slightly late in the fiscal year. Late in the year the Portfolio added an exposure to the Swedish Kroner, funded by the Swiss franc, as the latter currency became extremely overvalued on relative price terms.

Investments in corporate bonds were the major drag on returns during the year. The Portfolio began the fiscal year with a significant exposure to U.S. corporate bonds, which did well as spreads narrowed. Beginning in the second quarter of 2002, however, spreads widened as economic activity disappointed and as markets focused on news of accounting fraud at some large issuers. While the Portfolio held a diversified set of corporate bonds, it was hurt by its exposures to the hard-hit telecom and utility sectors.

During the year the Portfolio reduced exposure to the highest quality tiers of private debt, especially in Europe, as their yield spreads to governments reached unusually low levels. Holdings in telecoms, utilities, and energy were reduced in view of the greatly increased riskiness of many issuers. In their place, the Portfolio began to accumulate diversified exposures to medium quality investment grade debt in other sectors where spreads had widened significantly.

Global financial markets ended the fiscal year with historically pessimistic expectations for the global economy. The strongest signs of this global pessimism were low real bond yields, especially in the United States, weakness of commodity currencies such as the Canadian and Australian dollars, and wide credit spreads on corporate debt. While the global economy is genuinely weak, we believe the powerful monetary policy stimulus in place to underpin a gradual return to recovery, and even a moderate recovery in 2003 may far exceed the outcome priced into fixed income and currency markets. Consequently we have positioned the Portfolio to have greater economic exposure than its index, through an underweight in U.S. interest rate risk, exposures to commodity sensitive currencies, and corporate bond positions.

34

GRAPH

                                                                       INSTITUTIONAL*             SALOMON WORLD GOV'T BOND INDEX
                                                                       --------------             ------------------------------
(1)                                                                        5000.0                             5000.0
6/30/93                                                                    5110.0                             5039.0
9/30/93                                                                    5372.0                             5267.0
12/31/93                                                                   5448.0                             5265.0
3/31/94                                                                    5376.0                             5265.0
6/30/94                                                                    5283.0                             5300.0
9/30/94                                                                    5356.0                             5362.0
12/31/94                                                                   5363.0                             5388.0
3/31/95                                                                    5793.0                             5978.0
6/30/95                                                                    6134.0                             6297.0
9/30/95                                                                    6189.0                             6231.0
12/31/95                                                                   6436.0                             6415.0
3/31/96                                                                    6353.0                             6294.0
6/30/96                                                                    6449.0                             6320.0
9/30/96                                                                    6611.0                             6493.0
12/31/96                                                                   6824.0                             6647.0
3/31/97                                                                    6544.0                             6372.0
6/30/97                                                                    6736.0                             6565.0
9/30/97                                                                    6844.0                             6649.0
12/31/97                                                                   6823.0                             6663.0
3/31/98                                                                    6924.0                             6715.0
6/30/98                                                                    7046.0                             6848.0
9/30/98                                                                    7473.0                             7419.0
12/31/98                                                                   7785.0                             7682.0
3/31/99                                                                    7534.0                             7385.0
6/30/99                                                                    7262.0                             7131.0
9/30/99                                                                    7469.0                             7454.0
12/31/99                                                                   7411.0                             7354.0
3/31/00                                                                    7327.0                             7368.0
6/30/00                                                                    7281.0                             7357.0
9/30/00                                                                    7067.0                             7164.0
12/31/00                                                                   7343.0                             7472.0
3/31/01                                                                    7152.0                             7244.0
6/30/01                                                                    7080.0                             7130.0
9/30/01                                                                    7439.0                             7640.0
12/31/01                                                                   7327.0                             7398.0
3/31/02                                                                    7232.0                             7278.0
6/30/02                                                                    8004.0                             8126.0
9/30/02                                                                    8076.0                             8441.0

**Minimum Investment
AVERAGE ANNUAL TOTAL RETURNS ENDED 9/30/02*
---------------------------------------------------------------

GLOBAL FIXED INCOME
----------------------------------------------------------------------
                                      Institutional    Salomon World
                                           (1)        Gov't Bond Index
--------------------------------------------------------------------------
One Year                                  8.57%           10.48%
--------------------------------------------------------------------------
Five Years                                3.36%            4.89%
--------------------------------------------------------------------------
Since Inception                           5.22%            5.72%
--------------------------------------------------------------------------

*Total returns shown in the graph and table assume that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns are compared to the Salomon World Government Bond Index, an unmanaged market index and should not be considered an investment.

(1)Represents an investment in the Institutional Class. The Global Fixed Income Portfolio commenced operations on 4/30/93.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

FOREIGN INVESTMENTS ARE SUBJECT TO CERTAIN RISKS SUCH AS CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY, AND POLITICAL DEVELOPMENTS.

2002 ANNUAL REPORT
September 30, 2002
                                                                              35

Statement of Net Assets

GLOBAL FIXED INCOME PORTFOLIO
FIXED INCOME SECURITIES (75.9%)

                                             ++RATINGS      FACE
                                             (STANDARD     AMOUNT      VALUE
SEPTEMBER 30, 2002                           & POOR'S)     (000)       (000)+
------------------------------------------------------------------------------
BRITISH POUND (5.9%)
Orange plc
   8.625%, 8/1/08                              BBB-       GBP   110   $    162
United Kingdom Treasury Bond
   6.00%, 12/7/28                              AAA               75        147
   8.00%, 6/10/03                              AAA            1,765      2,850
------------------------------------------------------------------------------
GROUP TOTAL                                                              3,159
------------------------------------------------------------------------------
CANADIAN DOLLAR (6.3%)
Government of Canada
   5.50%, 6/1/09                               AAA        CAD 5,075      3,368
------------------------------------------------------------------------------
EURO (31.4%)
ABN AMRO Bank NV
   4.625%, 5/12/09                             A+         EUR   145        140
Adecco Financial Services
   6.00%, 3/15/06                              BBB+              75         76
BAT International Finance plc
   4.875%, 2/25/09                             A                 75         73
Clear Channel Communications, Inc.
   6.50%, 7/7/05                               BBB-             150        138
Corning, Inc.
   5.625%, 2/18/05                             BB+              100         56
   6.25%, 2/18/10                              BB+               35         21
Dana Corp.
   9.00%, 8/15/11                              BB                75         65
##Fixed Link Finance BV
   5.75%, 8/1/25                               AAA              100        104
FKI plc
   6.625%, 2/22/10                             BBB+              30         27
Government of France
   5.25%, 4/25/08                              AAA            1,225      1,291
Government of France O.A.T
   6.50%, 4/25/11                              AAA            3,550      4,065
   8.50%, 10/25/19                             AAA              340        482
Government of Germany
   6.25%, 1/4/24                               AAA            1,736      2,027
   6.50%, 7/4/27                               AAA            1,690      2,043
   6.875%, 5/12/05                             AAA            1,600      1,719
   7.50%, 9/9/04                               AAA              945      1,008
Imperial Tobacco Finance plc
   6.375%, 9/27/06                             BBB              115        119
Lloyds TSB Bank plc
   5.625%, 7/15/49                             A+               150        153
Olivetti International Finance NV
   7.25%, 4/24/12                              BBB              200        204
Pearson plc
   6.125%, 2/1/07                              BBB+              65         67

                                             ++RATINGS      FACE
                                             (STANDARD     AMOUNT      VALUE
                                             & POOR'S)     (000)       (000)+
------------------------------------------------------------------------------
Republic of Italy BTPS
   9.50%, 2/1/06                               AA              $916   $  1,076
   10.00%, 8/1/03                              AA               962      1,003
Rolls-Royce plc
   6.375%, 6/14/07                             A-                50         51
Securitas AB
   6.125%, 3/14/08                             BBB+             155        163
Syngenta Luxembourg Finance II S.A.
   5.50%, 7/10/06                              A-               125        127
VNU N.V
   6.625%, 5/30/07                             BBB+             125        127
Vodafone Finance BV
   4.75%, 5/27/09                              A                 95         90
WPP Group plc
   6.00%, 6/18/08                              A-               165        154
------------------------------------------------------------------------------
GROUP TOTAL                                                             16,669
------------------------------------------------------------------------------
GERMAN MARK (0.2%)
Colt Telecom Group plc
   7.625%, 7/31/08                             B+          DEM  174         91
------------------------------------------------------------------------------
JAPANESE YEN (13.2%)
Federal National Mortgage
 Association -- Global
   1.75%, 3/26/08                              Agy       JPY 100,000       884
Government of Japan
   0.90%, 12/22/08                             AA-          728,700      6,127
------------------------------------------------------------------------------
GROUP TOTAL                                                              7,011
------------------------------------------------------------------------------
NEW ZEALAND DOLLAR (1.0%)
New Zealand Government
   6.00%, 11/15/11                             AAA        NZD 1,145        536
------------------------------------------------------------------------------
SWEDISH KRONA (3.3%)
Swedish Government
   6.00%, 2/9/05                               AAA       SEK 15,480      1,732
------------------------------------------------------------------------------
UNITED STATES DOLLAR (14.6%)
------------------------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (4.9%)
??Federal Home Loan Mortgage Corporation,
 October TBA
   7.00%, 10/1/32                              Agy       $      700        730
??Federal National Mortgage Association,
 October TBA
   6.50%, 10/1/32                              Agy            1,050      1,088
 November TBA
   6.00%, 11/1/32                              Agy              750        768
------------------------------------------------------------------------------
GROUP TOTAL                                                              2,586
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

GLOBAL FIXED INCOME PORTFOLIO

36

                                             ++RATINGS      FACE
                                             (STANDARD     AMOUNT      VALUE
                                             & POOR'S)     (000)       (000)+
------------------------------------------------------------------------------
FINANCE (4.4%)
American General Corp.
   7.50%, 7/15/25                              AAA       $       25   $     30
?Anthem Insurance Cos., Inc.
   9.00%, 4/1/27                               BBB+              75         92
   9.125%, 4/1/10                              BBB+              25         30
Bank One Corp.
   7.625%, 10/15/26                            A-               100        121
CIGNA Corp.
   6.375%, 10/15/11                            A+                35         38
   7.00%, 1/15/11                              A+                50         56
EOP Operating LP
   6.763%, 6/15/07                             BBB+             105        115
Equitable Cos., Inc.
   7.00%, 4/1/28                               A+               225        233
?Farmers Exchange Capital
   7.05%, 7/15/28                              BBB+             200        125
Ford Motor Credit Corp.
   7.25%, 10/25/11                             BBB+              70         65
General Electric Capital Corp.
   6.75%, 3/15/32                              AAA              135        145
General Motors Acceptance Corp.
   6.875%, 9/15/11                             BBB+              75         73
   8.00%, 11/1/31                              BBB+              75         72
Goldman Sachs Group, Inc.
   6.875%, 1/15/11                             A+               145        161
GS Escrow Corp.
   7.125%, 8/1/05                              BB+              105        114
Hartford Financial Services Group, Inc.
   7.90%, 6/15/10                              A                100        117
Household Finance Corp.
   6.40%, 6/17/08                              A                 40         39
   8.00%, 7/15/10                              A                 90         93
J.P. Morgan Chase & Co.
   5.35%, 3/1/07                               A+                65         68
   6.625%, 3/15/12                             A                 55         60
?Nationwide Mutual Life Insurance Co.
   7.50%, 2/15/24                              A-               200        199
?World Financial Properties,
   Series 96 WFP-D
   6.95%, 9/1/13                               AA-              271        295
------------------------------------------------------------------------------
GROUP TOTAL                                                              2,341
------------------------------------------------------------------------------

                                             ++RATINGS      FACE
                                             (STANDARD     AMOUNT      VALUE
                                             & POOR'S)     (000)       (000)+
------------------------------------------------------------------------------
INDUSTRIALS (3.4%)
Aetna, Inc.
   7.875%, 3/1/11                              BBB       $      105   $    115
AOL Time Warner, Inc.
   6.625%, 5/15/29                             BBB+             100         76
   7.625%, 4/15/31                             BBB+              35         29
ArvinMeritor, Inc.
   6.625%, 6/15/07                             BBB-              30         30
   8.75%, 3/1/12                               BBB-              55         59
Centex Corp.
   7.50%, 1/15/12                              BBB               35         39
Comcast Cable Communications
   6.75%, 1/30/11                              BBB               65         61
DaimlerChrysler N.A. Holdings Corp.
   8.00%, 6/15/10                              BBB+              65         74
   8.50%, 1/18/31                              BBB+              80         95
Dana Corp.
   9.00%, 8/15/11                              BB                20         19
Delphi Automotive Systems Corp.
   7.125%, 5/1/29                              BBB               30         30
Federated Department Stores, Inc.
   6.90%, 4/1/29                               BBB+              55         56
   7.90%, 5/1/46                               BBB+              35         37
Ford Motor Co.
   6.625%, 10/1/28                             BBB+             200        151
HCA, Inc.
   7.19%, 11/15/15                             BBB-             115        121
Lockheed Martin Corp.
   7.75%, 5/1/26                               BBB               70         84
Meadwestvaco Corp.
   6.85%, 4/1/12                               BBB               25         27
Mohawk Industries, Inc.
   7.20%, 4/15/12                              BBB               25         28
News America Holdings, Inc.
   8.875%, 4/26/23                             BBB-             170        179
?Prudential Holdings LLC
   8.695%, 12/18/23                            A                105        120
Raytheon Co.
   8.20%, 3/1/06                               BBB-             120        132
?Starwood Hotels Resorts
   7.375%, 5/1/07                              BBB-              15         15
   7.875%, 5/1/12                              BBB-              45         44

    The accompanying notes are an integral part of the financial statements.

GLOBAL FIXED INCOME PORTFOLIO

2002 ANNUAL REPORT
September 30, 2002
                                                                              37

                                             ++RATINGS      FACE
                                             (STANDARD     AMOUNT      VALUE
                                             & POOR'S)     (000)       (000)+
------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
Tenet Healthcare Corp.
   6.875%, 11/15/31                            BBB       $       70   $     74
Waste Management, Inc.
   7.375%, 5/15/29                             BBB              120        116
------------------------------------------------------------------------------
GROUP TOTAL                                                              1,811
------------------------------------------------------------------------------
TELEPHONES (0.7%)
AT&T Corp.
   8.00%, 11/15/31                             BBB+              90         83
AT&T Wireless Services, Inc.
   8.75%, 3/1/31                               BBB              105         75
Comcast Cable Communications
   8.375%, 5/1/07                              BBB               45         45
GTE Corp.
   6.94%, 4/15/28                              A+               160        150
Sprint Capital Corp.
   8.375%, 3/15/12                             BBB-              50         35
------------------------------------------------------------------------------
GROUP TOTAL                                                                388
------------------------------------------------------------------------------
UTILITIES (0.2%)
Consolidated Natural Gas Co.,
   Series C
   6.25%, 11/1/11                              BBB+              40         42
?PSEG Energy Holdings
   8.625%, 2/15/08                             BBB-              70         55
------------------------------------------------------------------------------
GROUP TOTAL                                                                 97
------------------------------------------------------------------------------
YANKEE (1.0%)
(o)Global Crossing Holdings Ltd.
   8.70%, 8/1/07                               N/R               75          1
   9.125%, 11/15/06                            N/R              145          2
Pemex Project Funding Master Trust
   9.125%, 10/13/10                            BBB-              45         48
?Ras Laffan Liquefied Natural Gas Co.
   8.294%, 3/15/14                             BBB+              70         78
Republic of Colombia
   11.75%, 2/25/20                             BB                55         45
?Systems 2001 Asset Trust LLC
   6.664%, 9/15/13                             AAA               88         97

                                             ++RATINGS      FACE
                                             (STANDARD     AMOUNT      VALUE
                                             & POOR'S)     (000)       (000)+
------------------------------------------------------------------------------
United Mexican States
   8.00%, 9/24/22                              BBB-      $       20   $     19
   8.375%, 1/14/11                             BBB-             240        253
------------------------------------------------------------------------------
GROUP TOTAL                                                                543
------------------------------------------------------------------------------
TOTAL UNITED STATES DOLLAR                                               7,766
------------------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES
 (Cost $39,644)                                                         40,332
------------------------------------------------------------------------------
PREFERRED STOCK (1.9%)                                    SHARES
------------------------------------------------------------------------------
MORTGAGE -- OTHER (1.9%)
?!Home Ownership Funding Corp.
   13.331% (Cost $920)                         Aa2            1,575      1,016
------------------------------------------------------------------------------
                                                               FACE
                                                             AMOUNT
                                                              (000)
                                                             ------
CASH EQUIVALENTS (24.7%)
------------------------------------------------------------------------------
DISCOUNT NOTES (16.7%)
Federal Home Loan Mortgage Corporation
   1.58% 10/16/02                                        $    2,000      1,999
   1.60% 10/9/02                                              1,000      1,000
   1.64% 10/22/02                                             2,100      2,097
   1.76% 10/1/02                                              2,000      2,000
Federal National Mortgage Association
   1.68% 10/15/02                                             1,800      1,799
------------------------------------------------------------------------------
GROUP TOTAL                                                              8,895
------------------------------------------------------------------------------
REPURCHASE AGREEMENT (5.5%)
**J.P. Morgan Securities Inc.,
   1.87%, dated 9/30/02, due 10/1/02                          2,900      2,900
------------------------------------------------------------------------------
TREASURY BILLS (2.5%)
U.S. Treasury Bills
   +++1.54% 1/16/03                                             200        199
   1.56% 10/3/02                                              1,100      1,100
------------------------------------------------------------------------------
GROUP TOTAL                                                              1,299
------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
 (Cost $13,094)                                                         13,094
------------------------------------------------------------------------------
TOTAL INVESTMENTS (102.5%)
 (Cost $53,658)                                                         54,442
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

GLOBAL FIXED INCOME PORTFOLIO

38

                                                                       VALUE
                                                                       (000)+
------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-2.5%)
Cash                                                                  $      4
Receivable for Forward Commitments                                         768
Interest Receivable                                                        716
Due from Broker                                                            514
Receivable for Fund Shares Sold                                            160
Net Unrealized Gain on Forward Foreign Currency
 Contracts                                                                 108
Foreign Currency (Cost $52)                                                 53
Receivable for Investments Sold                                             21
Payable for Forward Commitments                                         (3,342)
Payable for Investments Purchased                                         (211)
Payable for Investment Advisory Fees                                       (44)
Payable for Daily Variation Margin on Futures
 Contracts                                                                  (7)
Payable for Fund Shares Redeemed                                            (4)
Payable for Administrative Fees                                             (4)
Payable for Trustees' Fees and Expenses                                     (4)
Other Liabilities                                                          (37)
                                                                      --------
                                                                        (1,309)
------------------------------------------------------------------------------
NET ASSETS (100%)                                                     $ 53,133
------------------------------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------------------------------
NET ASSETS
Applicable to 5,238,676 outstanding shares of beneficial interest
 (unlimited authorization, no par value)                              $ 53,133
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                               $10.14
------------------------------------------------------------------------------

                                                                         VALUE
                                                                        (000)+
------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                      $ 55,441
 Undistributed Net Investment Income (Loss)                                 47
 Undistributed Realized Net Gain (Loss)                                 (3,158)
 Unrealized Appreciation (Depreciation) on:
   Investment Securities                                                   784
   Foreign Currency Transactions                                           117
   Futures                                                                 (98)
------------------------------------------------------------------------------
NET ASSETS                                                            $ 53,133
------------------------------------------------------------------------------

+   See Note A1 to Financial Statements.
++  Ratings are unaudited.
?   144A security. Certain conditions for public sale may exist.
??  Security is subject to delayed delivery.
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
(o) Security is in default.
+++ A portion of these securities was pledged to cover margin requirements for futures contracts.
! Moody's Investor Service, Inc. rating. Security is not rated by Standard & Poor's Corporation.
## Variable or floating rate security -- rate disclosed is as of September 30, 2002.
TBA To be announced.

          SUMMARY OF FOREIGN INVESTMENTS BY INDUSTRY CLASSIFICATION --
                               SEPTEMBER 30, 2002

                                                      VALUE    PERCENT OF
                     INDUSTRY                         (000)    NET ASSETS
-------------------------------------------------------------------------
Finance                                              $ 2,457       4.6%
Industrial                                             1,577       3.0
Sovereign                                             28,357      53.4
Utility                                                  175       0.3
-------------------------------------------------------------------------
                                                     $32,566      61.3%
-------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

2002 ANNUAL REPORT
September 30, 2002
                                                                              39

Portfolio Overview (Unaudited)

HIGH YIELD PORTFOLIO

The high yield market started the fiscal year with a strong rebound after the tragic events of September 2001. This rebound carried over into the first few months of 2002 led by a strong economy and money flowing into the asset class. The improved market conditions came to a halt in May and June 2002 as the numerous accounting scandals including Worldcom and Adelphia rocked all the financial markets including high yield. These events led to withdrawals from the asset class as investor confidence was shattered. In addition, at the same time, the economy started to decline from the robust pace of the first quarter. The high yield markets decline continued through most of the balance of the fiscal year as rapidly declining equity markets, the belief that the economy may falter and sink back into a recession, the fear of further accounting scandals and withdrawals from the asset class in July and September 2002 all caused the high yield market to move sharply lower.

Returns varied dramatically by sector over this time period with telecommunications, cable, utilities, and wireless all having returns of down over 12%. On the other hand, many industries posted strong returns of up over 15% including gaming/leisure, broadcasting, consumer products, transportation, and forest products. Other better performing industries included housing, media, retail, and chemicals.

The Portfolio's Institutional Class of shares returned -12.33% over the past twelve months, versus 2.85% for the CSFB High Yield Index. The spread of the high yield index tightened by over 250 basis points from September 2001 to the late spring of 2002 before widening out to 1,064 basis points over treasuries at the end of the reporting period. This level has only been exceeded once in the history of the market when the spread reached 1,096 back in December of 1990. Our overweight allocations in telecom, cable, and wireless were the main reasons for the poor performance as well as our poor security selection in utilities, cable, and telecom. On the positive side, our underweight positions in utilities and information technology along with our overweight allocations in forest products, broadcasting, chemicals, and housing all helped relative performance.

We have increased our exposure to some of the more cyclical industries over the past year while reducing our exposure to the cable and telecom sectors. Our main over-weighted sectors are in manufacturing, media, telecom, and energy while our main sector underweights include consumer products, retailing, utilities, and services.

As mentioned earlier, the high yield market is trading at spreads very close to the historical wide levels seen over a decade ago. In our view, these levels are indicative of a long recessionary period with continued high default rates. We believe that the economy will continue to show growth over the coming months and that the asset class may see inflows due to the attractive valuations. This may lead to tighter spreads and good returns in the high yield market over the coming year.
[GRAPH]

                                                                       INSTITUTIONAL*            CS FIRST BOSTON HIGH YIELD INDEX
                                                                       --------------            --------------------------------
9/30/92                                                                    5000.0                             5000.0
12/31/92                                                                   5071.0                             5079.0
3/31/93                                                                    5518.0                             5433.0
6/30/93                                                                    5813.0                             5644.0
9/30/93                                                                    6006.0                             5784.0
12/31/93                                                                   6316.0                             6039.0
3/31/94                                                                    6163.0                             5975.0
6/30/94                                                                    6075.0                             5889.0
9/30/94                                                                    6220.0                             5983.0
12/31/94                                                                   5871.0                             5981.0
3/31/95                                                                    6123.0                             6262.0
6/30/95                                                                    6772.0                             6625.0
9/30/95                                                                    7065.0                             6824.0
12/31/95                                                                   7276.0                             7020.0
3/31/96                                                                    7506.0                             7172.0
6/30/96                                                                    7634.0                             7285.0
9/30/96                                                                    8042.0                             7557.0
12/31/96                                                                   8388.0                             7890.0
3/31/97                                                                    8506.0                             8006.0
6/30/97                                                                    9094.0                             8354.0
9/30/97                                                                    9642.0                             8746.0
12/31/97                                                                   9728.0                             8888.0
3/31/98                                                                   10176.0                             9155.0
6/30/98                                                                   10176.0                             9271.0
9/30/98                                                                    9529.0                             8701.0
12/31/98                                                                  10036.0                             8940.0
3/31/99                                                                   10376.0                             9087.0
6/30/99                                                                   10429.0                             9192.0
9/30/99                                                                   10368.0                             9044.0
12/31/99                                                                  10818.0                             9233.0
3/31/00                                                                   10718.0                             9114.0
6/30/00                                                                   10635.0                             9155.0
9/30/00                                                                   10345.0                             9218.0
12/31/00                                                                   9680.0                             8752.0
3/31/01                                                                    9993.0                             9183.0
6/30/01                                                                    9534.0                             9127.0
9/30/01                                                                    8662.0                             8764.0
12/31/01                                                                   9118.0                             9259.0
3/31/02                                                                    8810.0                             9492.0
6/30/02                                                                    8327.0                             9274.0
9/30/02                                                                    7595.0                             9013.0

**Minimum Investment

The performance of the Investment and Adviser Class shares will vary based upon the different inception dates and fees assessed to those classes.
AVERAGE ANNUAL TOTAL RETURNS ENDED 9/30/02*
---------------------------------------------------------------

HIGH YIELD
------------------------------------------------------------
                       Institutional   Investment   Adviser    CS First Boston
                            (1)           (2)         (3)      High Yield Index
-----------------------------------------------------------------------------------
One Year                 (12.33)%       (12.54)%    (12.24)%        2.85%
-----------------------------------------------------------------------------------
Five Years                (4.66)%        (4.84)%    (4.87)%         0.60%
-----------------------------------------------------------------------------------
Ten Year                    4.27%             --         --         6.07%
-----------------------------------------------------------------------------------
Since Inception(2)             --        (0.25)%         --         3.51%
-----------------------------------------------------------------------------------
Since Inception(3)             --             --    (2.28)%         2.24%
-----------------------------------------------------------------------------------

*Total returns shown in the graph and table assume that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns are compared to the CS First Boston High Yield Index, an unmanaged market index and should not be considered an investment.

(1)Represents an investment in the Institutional Class.

(2)Represents an investment in the Investment Class which commenced operations on 5/21/96.

(3)Represents an investment in the Adviser Class which commenced operations on 1/31/97.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

HIGH-YIELD FIXED-INCOME SECURITIES, OTHERWISE KNOWN AS "JUNK BONDS," REPRESENT A MUCH GREATER RISK OF DEFAULT AND TEND TO BE MORE VOLATILE THAN HIGHER-RATED BONDS.

40

Statement of Net Assets

HIGH YIELD PORTFOLIO
FIXED INCOME SECURITIES (90.2%)

                                           ++RATINGS      FACE
                                           (STANDARD     AMOUNT       VALUE
SEPTEMBER 30, 2002                         & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
AEROSPACE (0.8%)
(a)Air Canada
   10.25%, 3/15/11                           B         $    4,975   $    2,711
Jet Equipment Trust,
 Series:
   ?95-D
   11.44%, 11/1/14                           CCC            2,050          103
   C1
   11.79%, 6/15/13                           CCC            4,100          205
------------------------------------------------------------------------------
GROUP TOTAL                                                              3,019
------------------------------------------------------------------------------
CABLE (5.2%)
(a)British Sky Broadcasting Group plc
   6.875%, 2/23/09                           BB+            4,640        4,478
(o)(a)Callahan Nordrhein-Westfalen
   14.00%, 7/15/10                           B-            14,045          369
Charter Communications Holdings LLC
   #0.00%, 1/15/11                           B-             2,400          840
   #0.00%, 5/15/11                           B-             1,500          525
   10.25%, 1/15/10                           B-             2,675        1,658
?(a)Echostar DBS Corp.
   9.125%, 1/15/09                           B+             4,925        4,629
ONO Finance plc
   14.00%, 2/15/11                           CCC+           6,365        1,400
Pegasus Communications Corp.,
   (a)9.75%, 12/1/06                         CCC+           1,050          472
   12.50%, 8/1/07                            CCC+             475          214
#RCN Corp.
   0.00%, 10/15/07                           CCC-           2,320          429
   0.00%, 2/15/08                            CCC-           7,620        1,143
Satelites Mexicanos S.A. de C.V.,
   10.12%, 11/1/04                           B-             5,500        2,090
#Telewest Communications plc
   0.00%, 4/15/09                            C         GBP  7,275        1,655
(o)United Pan-Europe Communications N.V.,
 Series B
   10.875%, 8/1/09                           D         $    9,755          293
------------------------------------------------------------------------------
GROUP TOTAL                                                             20,195
------------------------------------------------------------------------------
CHEMICALS (5.2%)
(a)Acetex Corp.
   10.875%, 8/1/09                           B+             1,935        2,032
(a)Avecia Group plc
   11.00%, 7/1/09                            B-               850          816
(a)Equistar Chemicals LP/Equistar Funding
 Corp.
   10.125%, 9/1/08                           BB             2,945        2,636

                                           ++RATINGS      FACE
                                           (STANDARD     AMOUNT       VALUE
                                           & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
Huntsman ICI Chemicals LLC
   (a)10.125%, 7/1/09                        B-        $    1,465   $    1,216
   10.125%, 7/1/09                           B-        EUR  3,425        2,537
(a)ISP Holdings, Inc.,
   10.625%, 12/15/09                         B+        $    4,145        3,730
Lyondell Chemical Co.,
   9.625%, 5/1/07                            BB             1,650        1,526
Messer Greisheim GmbH
   10.375%, 6/1/11                           B+        EUR  3,670        3,706
(a)Millennium America, Inc.
   9.25%, 6/15/08                            BBB-      $    1,955        1,975
------------------------------------------------------------------------------
GROUP TOTAL                                                             20,174
------------------------------------------------------------------------------
ENERGY (7.9%)
(a)BRL Universal Equipment LP
   8.875%, 2/15/08                           BB-            3,135        3,198
(a)Chesapeake Energy Corp.
   8.125%, 4/1/11                            B+             3,700        3,700
?(a)Hanover Equipment Trust 2001 A,
   8.50%, 9/1/08                             BB-            2,745        2,553
   8.75%, 9/1/11                             BB-            2,265        2,095
##Husky Oil Ltd.
   8.90%, 8/15/28                            BB+            3,240        3,678
(a)Magnum Hunter Resources, Inc.
   9.60%, 3/15/12                            B+               960          998
(a)Pemex Project Funding Master Trust
   9.125%, 10/13/10                          BBB-           5,065        5,394
Stone Energy Corp.
   8.25%, 12/15/11                           B+             2,000        2,050
?(a)Tesoro Petroleum Corp.
   9.625%, 4/1/12                            B+             4,055        2,271
Vintage Petroleum, Inc.
   8.625%, 2/1/09                            B              4,630        4,537
------------------------------------------------------------------------------
GROUP TOTAL                                                             30,474
------------------------------------------------------------------------------
FINANCIAL (3.2%)
Aetna, Inc.
   7.875%, 3/1/11                            BBB            2,740        2,999
?Anthem Insurance Cos., Inc.
   9.125%, 4/1/10                            BBB+           2,165        2,636
Health Net, Inc.
   8.375%, 4/15/11                           BBB-           2,515        2,981
iStar Financial, Inc.
   8.75%, 8/15/08                            BB+            3,545        3,681
------------------------------------------------------------------------------
GROUP TOTAL                                                             12,297
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

HIGH YIELD PORTFOLIO

2002 ANNUAL REPORT
September 30, 2002
                                                                              41

                                           ++RATINGS      FACE
                                           (STANDARD     AMOUNT       VALUE
                                           & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
FOOD & DRUG (0.6%)
?CA FM Lease Trust
   8.50%, 7/15/17                            BBB-      $    2,155   $    2,332
------------------------------------------------------------------------------
FOOD & TOBACCO (2.2%)
Michael Foods, Inc.
   11.75%, 4/1/11                            B-             2,685        2,954
Smithfield Foods, Inc.
   7.625%, 2/15/08                           BB+            5,850        5,528
------------------------------------------------------------------------------
GROUP TOTAL                                                              8,482
------------------------------------------------------------------------------
FOREST PRODUCTS (6.0%)
(o)Indah Kiat Finance Mauritius
   10.00%, 7/1/07                            D              3,345          920
MDP Aquisitions plc
   10.125%, 10/1/12                          B         EUR  3,300        3,194
Norampac, Inc.
   9.50%, 2/1/08                             BB+       $    2,840        3,039
(a)Owens-Illinois, Inc.
   7.50%, 5/15/10                            B+             2,300        1,921
   7.80%, 5/15/18                            B+             2,545        1,985
Pacifica Papers, Inc.
   10.00%, 3/15/09                           BB+            3,620        3,638
(o)Pindo Deli Financial Mauritius
   10.75%, 10/1/07                           D              3,325          781
(a)Pliant Corp.
   13.00%, 6/1/10                            B-             2,510        2,384
?Tekni-plex, Inc.
   12.75%, 6/15/10                           B-             1,210        1,186
 (a)Series B
   12.75%, 6/15/10                           B-               670          657
(a)Tembec Industries, Inc.
   8.50%, 2/1/11                             BB+            3,620        3,602
------------------------------------------------------------------------------
GROUP TOTAL                                                             23,307
------------------------------------------------------------------------------
GAMING & LEISURE (9.9%)
Harrah's Operating Co., Inc.
   8.00%, 2/1/11                             BBB-           3,140        3,611
(a)Hilton Hotels Corp.
   7.95%, 4/15/07                            BBB-           3,990        4,154
(a)HMH Properties, Inc.,
 Series A
   7.875%, 8/1/05                            BB-            3,415        3,295
(a)Horseshoe Gaming Holding Corp.,
 Series B
   8.625%, 5/15/09                           B+             3,995        4,175
(a)Host Marriott LP
   8.375%, 2/15/06                           BB-              535          516

                                           ++RATINGS      FACE
                                           (STANDARD     AMOUNT       VALUE
                                           & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
International Game Technology
   8.375%, 5/15/09                           BBB-      $    3,360   $    3,654
Park Place Entertainment Corp.
   8.50%, 11/15/06                           BBB-           2,000        2,135
Prime Hospitality Corp
   8.375%, 5/1/12                            B+             3,810        3,620
(a)Six Flags, Inc.
   8.875%, 2/1/10                            B              2,600        2,132
?(a)Starwood Hotels Resorts
   7.875%, 5/1/12                            BBB-           4,645        4,517
Station Casinos, Inc.
   (a)8.875%, 12/1/08                        B+             2,905        2,992
   9.875%, 7/1/10                            B+             1,000        1,073
?Venetian Casinos, Inc.
   11.00%, 6/15/10                           B-             2,385        2,337
------------------------------------------------------------------------------
GROUP TOTAL                                                             38,211
------------------------------------------------------------------------------
HEALTH CARE (4.6%)
AmerisourceBergen Corp.
   8.125%, 9/1/08                            BB-            3,315        3,472
Fisher Scientific International, Inc.
   7.125%, 12/15/05                          BB-            2,650        2,657
   9.00%, 2/1/08                             B                 45           46
Fresenius Medical Capital Trust II
   7.875%, 2/1/08                            B+             3,545        2,933
HCA, Inc.
   6.91%, 6/15/05                            BBB-             425          445
   7.69%, 6/15/25                            BBB-           3,915        3,948
?HEALTHSOUTH Corp.
   7.625%, 6/1/12                            BB-            1,510        1,049
Omnicare, Inc.,
 Series B
   8.125%, 3/15/11                           BB+            3,165        3,300
------------------------------------------------------------------------------
GROUP TOTAL                                                             17,850
------------------------------------------------------------------------------
HOUSING (5.3%)
(a)CB Richard Ellis, Inc.
   11.25%, 6/15/11                           B              3,535        3,128
Louisiana-Pacific Corp.
   8.875%, 8/15/10                           BB-            1,950        2,104
   (a)10.875%, 11/15/08                      B+             2,455        2,553
Schuler Homes, Inc.
   9.375%, 7/15/09                           BB             4,755        4,731
?(a)Technical Olympic USA, Inc.
   9.00%, 7/1/10                             B+             2,380        2,178
   10.375%, 7/1/12                           B-             2,200        2,013

    The accompanying notes are an integral part of the financial statements.

HIGH YIELD PORTFOLIO

42

                                           ++RATINGS      FACE
                                           (STANDARD     AMOUNT       VALUE
                                           & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
HOUSING (CONT'D)
Toll Corp.
   8.25%, 2/1/11                             BB+       $    4,085   $    4,024
------------------------------------------------------------------------------
GROUP TOTAL                                                             20,731
------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (1.7%)
(a)Fairchild Semiconductor International
 Corp.
   10.50%, 2/1/09                            B              2,305        2,397
(a)Flextronics International Ltd.,
   9.875%, 7/1/10                            BB-              860          856
 Series B
   8.75%, 10/15/07                           BB-              710          678
Solectron Corp.
   Zero Coupon, 11/20/20                     BB             6,465        2,562
------------------------------------------------------------------------------
GROUP TOTAL                                                              6,493
------------------------------------------------------------------------------
MANUFACTURING (5.5%)
(a)Case Corp.,
 Series B
   6.25%, 12/1/03                            BB             2,070        2,008
Corning, Inc.
   Zero Coupon, 11/8/15                      BB+            5,860        2,564
(a)Flowserve Corp.
   12.25%, 8/15/10                           B              2,267        2,335
?Foamex L.P. / Foamex Capital Corp.
   10.75%, 4/1/09                            B              2,940        2,646
?Johnsondiversey, Inc.
   9.625%, 5/15/12                           B         EUR    595          573
   (a)9.625%, 5/15/12                        B         $    2,010        2,005
Manitowoc Co., Inc. (The)
   10.375%, 5/15/11                          B+        EUR  4,105        4,135
NMHG Holding Co.
   10.00%, 5/15/09                           B+        $    1,125        1,136
?Trimas Corp.
   9.875%, 6/15/12                           B              2,710        2,656
Tyco International Group S.A.
   6.75%, 2/15/11                            BBB-           1,590        1,312
------------------------------------------------------------------------------
GROUP TOTAL                                                             21,370
------------------------------------------------------------------------------
MEDIA -- BROADCAST (3.9%)
Interep National Radio Sales, Inc.,
 Series B
   10.00%, 7/1/08                            CCC-           2,545        2,252
Nextmedia Operating, Inc.
   10.75%, 7/1/11                            B-             3,145        3,082
Salem Communications Holding Corp.,
 Series B
   9.00%, 7/1/11                             B-             2,540        2,616

                                           ++RATINGS      FACE
                                           (STANDARD     AMOUNT       VALUE
                                           & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
(a)TV Azteca S.A.,
 Series B
   10.50%, 2/15/07                           B+        $    4,650   $    4,324
XM Satellite Radio Holdings, Inc.
   14.00%, 3/15/10                           CCC+           1,385          582
(a)Young Broadcasting, Inc.
   10.00%, 3/1/11                            B-             2,394        2,155
------------------------------------------------------------------------------
GROUP TOTAL                                                             15,011
------------------------------------------------------------------------------
MEDIA -- DIVERSIFIED (5.3%)
Alliance Atlantis Communications, Inc.
   13.00%, 12/15/09                          B              3,990        4,229
(a)AOL Time Warner, Inc.
   6.875%, 5/1/12                            BBB+           2,865        2,607
?Hollinger Participation Trust, PIK
   12.125%, 11/15/10                         B              4,833        4,205
?(a)Mail-Well Corp.
   9.625%, 3/15/12                           BB-            4,095        2,826
Muzak Finance Corp.
   9.875%, 3/15/09                           B-             3,255        2,279
(a)Primedia, Inc.
   8.875%, 5/15/11                           B              2,540        1,905
Quebecor Media, Inc.
   #0.00%, 7/15/11                           B              1,705          767
   11.125%, 7/15/11                          B              2,190        1,752
------------------------------------------------------------------------------
GROUP TOTAL                                                             20,570
------------------------------------------------------------------------------
METALS (4.4%)
(o)Glencore Nickel Property Ltd.
   9.00%, 12/1/14                            CC             4,140        1,014
?(a)Intermet Corp.
   9.75%, 6/15/09                            B+             2,645        2,513
(o)Murrin Murrin Holdings Property Ltd.
   9.375%, 8/31/07                           CC            11,555        2,831
(o)National Steel Corp.,
 Series D
   9.875%, 3/1/09                            D              9,620        3,295
?(a)Oregon Steel Mills, Inc.
   10.00%, 7/15/09                           BB-            1,860        1,860
Phelps Dodge Corp.
   8.75%, 6/1/11                             BBB-           2,280        2,320
(o)Republic Technologies International
 LLC
   13.75%, 7/15/09                           B              6,180          402
Ucar Financial, Inc.
   10.25%, 2/15/12                           B              2,990        2,840
------------------------------------------------------------------------------
GROUP TOTAL                                                             17,075
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

HIGH YIELD PORTFOLIO

2002 ANNUAL REPORT
September 30, 2002
                                                                              43

                                           ++RATINGS      FACE
                                           (STANDARD     AMOUNT       VALUE
                                           & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
SERVICES (2.2%)
Allied Waste of North America,
 Series B
   8.875%, 4/1/08                            BB-       $    4,000   $    3,880
(a)Encompass Services Corp.
   10.50%, 5/1/09                            CCC+           2,615          314
Waste Management, Inc.
   7.125%, 12/15/17                          BBB            1,970        1,951
   (a)7.375%, 8/1/10                         BBB            2,190        2,306
------------------------------------------------------------------------------
GROUP TOTAL                                                              8,451
------------------------------------------------------------------------------
SOVEREIGN & EMERGING MARKETS (1.4%)
Republic of Brazil,
 Series C
   8.00%, 4/15/14                            B+             4,679        2,258
(a)Republic of Colombia
   9.75%, 4/23/09                            BB-            3,370        2,730
(a)United Mexican States
   8.375%, 1/14/11                           BBB-             390          410
------------------------------------------------------------------------------
GROUP TOTAL                                                              5,398
------------------------------------------------------------------------------
TELECOMMUNICATIONS (4.3%)
(o)Adelphia Business Solutions, Inc.,
 Series B:
   12.25%, 9/1/04                            BB-            1,000           65
   #13.00%, 4/15/03                          B+            12,590           31
!!(o)Esprit Telecom Group plc
   10.875%, 6/15/08                          D                965           --
   11.00%, 6/15/08                           B-        DEM  2,608           --
   !11.50%, 12/15/07                         B3        $      600           --
   11.50%, 12/15/07                          B-        DEM  1,669           --
!!(o)Exodus Communications, Inc.
   11.625%, 7/15/10                          D         $   13,005          780
(a)Focal Communications Corp., Series
 Series B
   #0.00%, 2/15/08                           CC             5,075          203
   11.875%, 1/15/10                          CC             8,915          802
(o)Global Crossing Holdings Ltd.
   8.70%, 8/1/07                             N/R           16,050          261
   9.50%, 11/15/09                           N/R            6,845          111
   9.625%, 5/15/08                           N/R            1,265           21
(o)Globix Corp.
   12.50%, 2/1/10                            N/R           13,805        2,485
(o)GT Group Telecom, Inc.
   13.25%, 2/1/10                            D             23,285            2
(o)KPNQwest PIK
   10.00%, 3/15/12                           CCC       EUR  1,095            3

                                           ++RATINGS      FACE
                                           (STANDARD     AMOUNT       VALUE
                                           & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
!!#Maxcom Telecomunicaciones S.A. de C.V.
   13.75%, 4/1/07                            N/R       $    5,460   $    1,638
!!(o)Metromedia Fiber Network, Inc.
   10.00%, 12/15/09                          D             14,485           36
(o)Netia Holdings II B.V.,
 Series B
   10.25%, 11/1/07                           D              2,775          472
   13.125%, 6/15/09                          D              2,600          442
   13.50%, 6/15/09                           D         EUR  3,960          616
Primus Telecommunications Group, Inc.
   (a)9.875%, 5/15/08                        CCC-      $    2,170        1,085
 Series B
   11.25%, 1/15/09                           CCC-           2,335        1,167
(o)PSINet, Inc.
   10.00%, 2/15/05                           D             16,705        1,691
   11.00%, 8/1/09                            D              5,640          571
(o)Rhythms NetConnections, Inc.
   12.75%, 4/15/09                           CCC+             466           11
 Series B
   #13.50%, 5/15/08                          D             13,594          204
   14.00%, 2/15/10                           CCC+          12,401          294
(o)RSL Communications plc
   #0.00%, 3/1/08                            B-            10,720          161
   9.125%, 3/1/08                            B-            10,495          262
   9.875%, 11/15/09                          B-             4,225          106
   #0.00%, 3/15/08                           B-        DEM  8,556           85
   12.00%, 11/1/08                           B-        $    4,145          104
   12.25%, 11/15/06                          B-             1,211           30
(o)Song Networks N.V
   11.875%, 12/1/09                          C         EUR  1,415          161
   12.375%, 2/1/08                           D              3,530          401
   13.00%, 5/15/09                           C         $    3,430          412
   13.00%, 5/15/09                           C         EUR  5,780          657
!!#(o)Viatel, Inc.
   12.50%, 4/15/08                           CC        $   15,025           38
 Series DBC
   12.40%, 4/15/08                           CC        DEM  1,687            4
(o)Winstar Communications, Inc.
   #14.75%, 4/15/10                          B-        $   67,965            7
   +12.75%, 4/15/10                          Ca             2,500           --
(o)WorldCom, Inc. -- WorldCom Group
   6.95%, 8/15/28                            D              1,290          155
   7.50%, 5/15/11                            D              1,535          184
   8.25%, 5/15/31                            D              7,045          845
(o)XO Communications, Inc.
   #9.45%, 4/15/08                           B              9,325           47
   10.75%, 11/15/08                          B              5,175           26

    The accompanying notes are an integral part of the financial statements.

HIGH YIELD PORTFOLIO

44

                                           ++RATINGS      FACE
                                           (STANDARD     AMOUNT       VALUE
                                           & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
TELECOMMUNICATIONS (CONT'D)
   10.75%, 6/1/09                            B         $    2,500   $       12
   #12.25%, 6/1/09                           CCC            2,565           13
   #12.125%, 12/1/09                         CCC            4,765           24
------------------------------------------------------------------------------
GROUP TOTAL                                                             16,725
------------------------------------------------------------------------------
TRANSPORTATION (6.5%)
(a)ArvinMeritor, Inc.
   8.75%, 3/1/12                             BBB-           1,800        1,936
AutoNation, Inc.
   9.00%, 8/1/08                             BB+            3,140        3,219
(a)Collins & Aikman Corp.
   10.75%, 12/31/11                          B              3,325        3,175
   11.50%, 4/15/06                           B              1,185        1,078
Dana Corp.
   (a)9.00%, 8/15/11                         BB             2,830        2,653
   9.00%, 8/15/11                            BB        EUR  1,605        1,395
(a)Dura Operating Corp.,
 Series B
   8.625%, 4/15/12                           B+        $    2,580        2,554
Ford Motor Credit Corp.
   7.25%, 10/25/11                           BBB+           2,335        2,159
(a)Lear Corp.,
 Series B
   8.11%, 5/15/09                            BB+            2,260        2,339
?Metaldyne Corp.
   11.00%, 6/15/12                           B              2,830        2,434
Stoneridge, Inc.
   11.50%, 5/1/12                            B              2,170        2,214
------------------------------------------------------------------------------
GROUP TOTAL                                                             25,156
------------------------------------------------------------------------------
UTILITIES (1.6%)
(a)Calpine Corp.
   8.50%, 2/15/11                            B+             3,565        1,462
(a)Dynegy Holdings, Inc.
   6.875%, 4/1/11                            B-             3,520        1,021
(a)PG&E National Energy Group, Inc.
   10.375%, 5/16/11                          BB+            3,875        1,046
?PSEG Energy Holdings
   8.625%, 2/15/08                           BBB-           3,200        2,496
------------------------------------------------------------------------------
GROUP TOTAL                                                              6,025
------------------------------------------------------------------------------
WIRELESS (2.5%)
(a)American Tower Corp.
   9.375%, 2/1/09                            B-             3,365        1,985
(a)Centennial Cellular Corp.
   10.75%, 12/15/08                          B-             3,725        1,937

                                           ++RATINGS      FACE
                                           (STANDARD     AMOUNT       VALUE
                                           & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
#CTI Holdings S.A.
   0.00%, 4/15/08                            CCC+      $   12,670   $      634
@!!(o)Dolphin Telecom plc
   11.50%, 6/1/08                            C              2,425           --
   !11.625%, 6/1/08                          Ca        EUR 11,260           --
   14.00%, 5/15/09                           C         $    4,695           --
(o)Globalstar LP
   11.375%, 2/15/04                          D              8,290          249
   11.50%, 6/1/05                            N/R              310            9
(a)Grupo Iusacell S.A. de C.V.
   14.25%, 12/1/06                           B-             2,015          725
#Nextel Communications, Inc.
   10.65%, 9/15/07                           B              3,180        2,655
PTC International Finance II S.A.
   11.25%, 12/1/09                           B+        EUR  1,675        1,688
------------------------------------------------------------------------------
GROUP TOTAL                                                              9,882
------------------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES
 (Cost $731,981)                                                       349,228
------------------------------------------------------------------------------
                                                           SHARES
                                                           ------
CONVERTIBLE PREFERRED STOCKS (0.3%)
------------------------------------------------------------------------------
MEDIA -- BROADCAST (0.3%)
*?Paxson Communications Corp. PIK
   9.75%                                     N/R              214          916
------------------------------------------------------------------------------
TELEPHONE SERVICES (0.0%)
*McLeodUSA, Inc.
 Series A
   2.50%                                     N/R           60,555           91
------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
 (Cost $10,996)                                                          1,007
------------------------------------------------------------------------------
COMMON STOCKS (0.2%)
------------------------------------------------------------------------------
TELEPHONE SERVICES (0.2%)
*(a)Focal Communications Corp.                             85,244           43
*Motient Corp.                                            702,985          580
*Maxcom Telecomunicaciones S.A. de C.V.                   875,160            9
*?Song Networks Holding AB ADR                            125,452            5
*@Viatel Inc.                                              20,606           --
------------------------------------------------------------------------------
TOTAL COMMON STOCKS
 (Cost $15,026)                                                            637
------------------------------------------------------------------------------
PREFERRED STOCKS (4.0%)
------------------------------------------------------------------------------
MEDIA -- BROADCAST (0.6%)
*Paxson Communications Corp. PIK
   13.25%                                    CCC+             424        2,280
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

HIGH YIELD PORTFOLIO

2002 ANNUAL REPORT
September 30, 2002
                                                                              45

                                           ++RATINGS
                                           (STANDARD                  VALUE
                                           & POOR'S)     SHARES       (000)+
------------------------------------------------------------------------------
MEDIA -- DIVERSIFIED (0.1%)
Primedia, Inc.,
 Series D
   10.00%                                    CCC           12,260   $      444
------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.2%)
*Broadwing Communications, Inc.,
 Series B
   12.50%                                    B              8,729          873
*Intermedia Communications, Inc.,
 Series B
   13.50%                                    D              1,613           24
*!!Maxcom Telecomunicaciones S.A. de
 C.V.,
   Series:
   N1                                        N/R        1,128,702           11
   B1                                        N/R           53,943            1
*XO Communications, Inc.
   14.00%                                    CCC           85,903            1
 @Series E
   13.50%                                    CCC-          10,461           --
------------------------------------------------------------------------------
GROUP TOTAL                                                                910
------------------------------------------------------------------------------
UTILITIES (1.6%)
*TNP Enterprises, Inc. PIK,
 Series D
   14.50%                                    BB             6,905        6,042
------------------------------------------------------------------------------
WIRELESS (1.5%)
*@Crown Castle International Corp. PIK
   12.75%                                    CCC+               1           --
*(a)Dobson Communications Corp.
   13.00%                                    N/R           10,225        2,659
*(a)Nextel Communications, Inc. PIK,
 Series D
   13.00%                                    CCC+          47,350        3,314
------------------------------------------------------------------------------
GROUP TOTAL                                                              5,973
------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS (Cost $36,224)                                   15,649
------------------------------------------------------------------------------
                                                           NO. OF
                                                         WARRANTS
                                                         --------
WARRANTS (0.1%)
------------------------------------------------------------------------------
CABLE (0.0%)
@*?!!ONO Finance plc, expiring 3/16/11       N/R            6,300           --
------------------------------------------------------------------------------

                                           ++RATINGS
                                           (STANDARD                  VALUE
                                           & POOR'S)     SHARES       (000)+
------------------------------------------------------------------------------
MEDIA -- BROADCAST (0.0%)
*?Paxson Communications Corp., expiring
 6/30/03                                     N/R           44,320   $        2
@*XM Satellite Radio Holdings, Inc.,
 expiring 3/15/10                            N/R            5,785           --
------------------------------------------------------------------------------
GROUP TOTAL                                                                  2
------------------------------------------------------------------------------
METALS (0.0%)
?Republic Technologies International LLC,
 expiring 7/15/09                            N/R           61,800            1
------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.0%)
@*?!!GT Group Telecom, Inc., expiring
 2/1/10                                      N/R          232,850           --
*!!Maxcom Telecomunicaciones S.A. de C.V.
 expiring 4/1/07                             N/R           86,500            1
------------------------------------------------------------------------------
GROUP TOTAL                                                                  2
------------------------------------------------------------------------------
TELEPHONE SERVICES (0.1%)
*McLeod USA, Inc., expiring 4/16/07          N/R          134,187            5
*?SW Acquisition LP, expiring 4/1/11         N/R            8,020          201
------------------------------------------------------------------------------
GROUP TOTAL                                                                206
------------------------------------------------------------------------------
WIRELESS (0.0%)
@*?!!Globalstar Telecommunications Ltd.,
 expiring 2/15/04                            N/R           53,800           --
*?Occidente y Caribe Celular expiring
 3/15/04                                     N/R          788,700            8
------------------------------------------------------------------------------
GROUP TOTAL                                                                  8
------------------------------------------------------------------------------
TOTAL WARRANTS (Cost $1,113)                                               218
------------------------------------------------------------------------------
                                                          FACE
                                                         AMOUNT
                                                         (000)
                                                           ------
CASH EQUIVALENTS (24.5%)
------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (19.3%)
Banco Bilbao Viz Argentaria, NY,
   1.86%, 4/24/03                                      $    5,679        5,679
Bank of Nova Scotia, NY,
   2.51%, 2/04/03                                           4,062        4,062
Credit Suisse First Boston USA, Inc.,
   2.28%, 11/25/02                                          2,191        2,191
Deutsche Bank Securities, Inc.,
   1.98%, 10/01/02                                         18,258       18,258

    The accompanying notes are an integral part of the financial statements.

HIGH YIELD PORTFOLIO

46

                                                          FACE
                                                         AMOUNT       VALUE
                                                         (000)        (000)+
------------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED SECURITIES (CONT'D)
Federal National Mortgage Association,
   1.88%, 12/06/02                                     $    1,085   $    1,085
   1.90%, 10/04/02                                          2,012        2,012
Lloyds Bank Plc London,
   2.36%, 2/24/03                                           2,029        2,029
National City Bank Cleveland,
   1.86%, 11/07/02                                          4,059        4,059
National City Bank Cleveland,
   2.04%, 10/23/02                                          1,379        1,379
Short-Term Government Securities Cash
 Sweep                                                        204          204
Union Bank of Switzerland Warburg LLC,
   1.98%, 10/01/02                                         33,767       33,767
------------------------------------------------------------------------------
GROUP TOTAL                                                             74,725
------------------------------------------------------------------------------

                                                         SHARES
                                                         ------
INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED SECURITIES (3.9%)
Aim S.T. Investment Co.                                 2,029,000        2,029
Harris Insight Money Market Fund                        3,246,000        3,246
Merrimac Cash Series Fund                               3,246,000        3,246
One Group Institutional Prime Money
 Market Fund                                            3,246,000        3,246
Reserve Primary Fund                                    3,246,000        3,246
------------------------------------------------------------------------------
GROUP TOTAL                                                             15,013
------------------------------------------------------------------------------
                                                          FACE
                                                         AMOUNT
                                                         (000)
                                                         ------
REPURCHASE AGREEMENT (1.0%)
**J.P. Morgan Securities Inc.,
   1.87% dated 9/30/02, due 10/1/02                    $    4,194        4,194
------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.3%)
U.S. Treasury Bills
   +++1.54%, 1/16/03                                        1,000          995
   1.55%, 10/17/02                                            200          200
------------------------------------------------------------------------------
GROUP TOTAL                                                              1,195
------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS (COST $95,127)                                   95,127
------------------------------------------------------------------------------
TOTAL INVESTMENTS (119.3%)
 (Cost $889,022)                                                       461,866
------------------------------------------------------------------------------

                                                                      VALUE
                                                                      (000)+
------------------------------------------------------------------------------
                                                         ------
Cash                                                                $      668
Interest Receivable                                                      9,192
Receivable for Investments Sold                                          6,543
Receivable for Fund Shares Sold                                            180
Other Assets                                                                 9
Collateral for Securities Loaned                                       (89,738)
Payable for Investment Advisory Fees                                      (555)
Payable for Daily Variation Margin on Futures
 Contracts                                                                (314)
Payable for Investments Purchased                                         (224)
Due to Broker                                                             (112)
Payable for Fund Shares Redeemed                                           (94)
Net Unrealized Loss on Forward Foreign Currency
 Contracts                                                                 (92)
Payable for Trustees' Fees and Expenses                                    (75)
Payable for Administrative Fees                                            (57)
Payable for Distribution Fee -- Adviser Class                               (3)
Payable for Shareholder Servicing Fees -- Investment
 Class                                                                      (1)
Other Liabilities                                                         (169)
                                                                    ----------
                                                                       (74,842)
------------------------------------------------------------------------------
NET ASSETS (100%)                                                   $  387,024
------------------------------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------------------------------
NET ASSETS
Applicable to 83,297,485 outstanding shares of beneficial
 interest (unlimited authorization, no par value)                   $  366,956
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                $4.41
------------------------------------------------------------------------------
INVESTMENT CLASS
------------------------------------------------------------------------------
NET ASSETS
Applicable to 1,562,123 outstanding shares of beneficial interest
 (unlimited authorization, no par value)                            $    6,890
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                $4.41
------------------------------------------------------------------------------
ADVISER CLASS
------------------------------------------------------------------------------
NET ASSETS
Applicable to 2,997,814 outstanding shares of beneficial interest
 (unlimited authorization, no par value)                            $   13,178
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                $4.40
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

HIGH YIELD PORTFOLIO

2002 ANNUAL REPORT
September 30, 2002
                                                                              47

                                                                      VALUE
                                                                      (000)+
------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                    $  999,849
 Undistributed Net Investment Income (Loss)                                353
 Undistributed Realized Net Gain (Loss)                               (184,029)
 Unrealized Appreciation (Depreciation) on:
   Investment Securities                                              (427,156)
   Foreign Currency Translations                                           (87)
   Futures                                                              (1,906)
------------------------------------------------------------------------------
NET ASSETS                                                          $  387,024
------------------------------------------------------------------------------

(a)   All or a portion of security on loan at September 30, 2002.
+     See Note A1 to Financial Statements.
++    Ratings are unaudited.
*     Non-income producing security.
?     144A security. Certain conditions for public sale may exist.
+++ A portion of these securities was pledged to cover margin requirements for futures contract.
! Moody's Investors Service, Inc. rating. Security is not rated by Standard & Poor's Corporation.
!!    Security is fair valued.
(o)   Security is in default.
# Step Bond-Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2002. Maturity date disclosed is the ultimate maturity.
## Variable or floating rate security -- rate disclosed is as of September 30, 2002.
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
@     Value is less than $500.
ADR   American Depositary Receipt
DEM   German Mark
EUR   Euro
GBP   British Pound
N/R   Not rated by Moody's Investor Service, Inc. or Standard & Poor's
      Corporation.
PIK   Payment-in-Kind Security.

    The accompanying notes are an integral part of the financial statements.

48

Portfolio Overview (Unaudited)

INTERMEDIATE DURATION PORTFOLIO

The Intermediate Duration Portfolio invests in a broad array of fixed-income securities -- including U.S. Treasury and Agency securities, investment-grade corporate obligations, and mortgage-backed issues -- while maintaining a high overall credit quality and an overall duration between two and five years.

The absolute net-of-fees return on the Portfolio's Institutional Class of shares was 8.12% for the fiscal year, which was slightly ahead of the Lehman Intermediate Government/Credit Index's return of 8.10% for the same period.

The fiscal year encompassed two different market environments. The first environment prevailed from late-October 2001 through the start of calendar year 2002. It featured a stronger-then-expected recovery from the short-lived recession, a sharp rise in market interest rates, and narrowing yield spreads in the non-Treasury sectors. The Portfolio fared well in this environment, as it maintained a below-benchmark interest-rate risk position and an above-benchmark sensitivity to the non-Treasury areas. As interest rates moved higher and yield spreads declined, we scaled out of the interest-rate risk position and trimmed selected corporate holdings.

The second environment, which started in March 2002 and continued through the end of the fiscal year, was characterized by uneven economic growth, extreme equity volatility, corporate accounting concerns, sharp declines in market interest rates, and a significant rise in yield spreads. The Portfolio's above-benchmark sensitivity to the non-Treasury sectors and reinstitution of a below-benchmark interest-rate risk strategy in the July-September 2002 period combined to have an unfavorable impact on relative returns, which overwhelmed most of our favorable performance in the first part of the fiscal year.

The Portfolio allows for opportunistic use of non-dollar bonds. We entered the fiscal year with a 2% position in euro-denominated bonds on a currency-exposed basis. This position added value, as the euro posted sharp gains versus the dollar. We hedged the currency exposure by June, and exited the opportunistic bond position shortly thereafter.

We have managed fixed-income assets for nearly 25 years, and we have seen periods of both extreme optimism and pessimism. Currently, very low Treasury yields and extremely wide yield spreads in the non-Treasury sectors reflect extremely pessimistic implied market forecasts. We believe prevailing Treasury yields can be justified only by assuming below-trend GDP for the next decade; as the economy usually reverts back to trend within 1-2 years following a recession, we find this implied market forecast to be quite extreme; to minimize exposure to a potential rise in market rates, the Portfolio has a 0.83-year below-benchmark interest-rate risk position as we start the new fiscal year. At the same time, wide corporate and mortgage yield spreads reflect extremely pessimistic views on credit risk and prepayment risk. While credit risk is higher today than it was a year ago, we believe yield spreads generally provide ample compensation for this risk; we expect to build a larger allocation to corporates over the coming year, but will do so with great care so as to minimize potential credit losses. In the mortgage sector, higher-coupon securities are prepaying at slower speeds than those assumed by the market; since slower-than-expected prepayments benefit owners of higher-coupon securities, we are concentrating most mortgage holdings in this area.

We remain confident that a strict adherence to our value discipline can generate successful long-term performance for our Intermediate Duration Portfolio.

2002 ANNUAL REPORT
September 30, 2002
                                                                              49

[GRAPH]

                                                                                                 LEHMAN INTERMEDIATE GOV'T/CREDIT
                                                                       INSTITUTIONAL*                         INDEX
                                                                       --------------            --------------------------------
(1)                                                                        5000.0                             5000.0
12/31/94                                                                   4975.0                             5001.0
3/31/95                                                                    5214.0                             5221.0
6/30/95                                                                    5440.0                             5482.0
9/30/95                                                                    5569.0                             5572.0
12/31/95                                                                   5740.0                             5768.0
3/31/96                                                                    5751.0                             5720.0
6/30/96                                                                    5792.0                             5756.0
9/30/96                                                                    5919.0                             5858.0
12/31/96                                                                   6081.0                             6002.0
3/31/97                                                                    6093.0                             5995.0
6/30/97                                                                    6276.0                             6171.0
9/30/97                                                                    6447.0                             6338.0
12/31/97                                                                   6572.0                             6474.0
3/31/98                                                                    6681.0                             6575.0
6/30/98                                                                    6790.0                             6699.0
9/30/98                                                                    7000.0                             6999.0
12/31/98                                                                   7034.0                             7020.0
3/31/99                                                                    7076.0                             7007.0
6/30/99                                                                    6999.0                             6979.0
9/30/99                                                                    7045.0                             7043.0
12/31/99                                                                   7095.0                             7047.0
3/31/00                                                                    7110.0                             7153.0
6/30/00                                                                    7235.0                             7274.0
9/30/00                                                                    7456.0                             7484.0
12/31/00                                                                   7738.0                             7760.0
3/31/01                                                                    8010.0                             8023.0
6/30/01                                                                    8070.0                             8077.0
9/30/01                                                                    8457.0                             8449.0
12/31/01                                                                   8511.0                             8456.0
3/31/02                                                                    8506.0                             8437.0
6/30/02                                                                    8808.0                             8737.0
9/30/02                                                                    9144.0                             9133.0

**Minimum Investment

The performance of the Investment Class shares will vary based upon the different inception date and fees assessed to that class.
AVERAGE ANNUAL TOTAL RETURNS ENDED 9/30/02*
---------------------------------------------------------------

INTERMEDIATE DURATION
----------------------------------------------------
                          Institutional   Investment   Lehman Intermediate
                               (1)           (2)       Gov't/Credit Index
------------------------------------------------------------------------------
One Year                      8.12%         8.02%             8.10%
------------------------------------------------------------------------------
Five Years                    7.24%            --             7.58%
------------------------------------------------------------------------------
Since Inception(1)            7.85%            --             7.83%
------------------------------------------------------------------------------
Since Inception(2)               --         9.08%             9.09%
------------------------------------------------------------------------------

*Total returns shown in the graph and table assume that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns are compared to the Lehman Intermediate Government/Credit Index, an unmanaged market index and should not be considered an investment.

(1)Represents an investment in the Institutional Class. The Intermediate Duration Portfolio commenced operations on 10/03/94.

(2)Represents an investment in the Investment Class which commenced operations on 8/16/99.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

50

Statement of Net Assets

INTERMEDIATE DURATION PORTFOLIO
FIXED INCOME SECURITIES (87.9%)

                                               ++RATINGS    FACE
                                               (STANDARD   AMOUNT      VALUE
             SEPTEMBER 30, 2002                & POOR'S)    (000)     (000)+
------------------------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (45.9%)
Federal Home Loan Mortgage Corporation,
 Conventional Pools:
   11.00%, 7/1/13                                Agy       $    28   $      32
 Gold Pools:
   7.00%, 4/1/32                                 Agy         1,355       1,415
   8.00%, 6/1/30-9/1/31                          Agy         4,209       4,492
   8.50%, 7/1/30                                 Agy            65          70
   9.50%, 12/1/22                                Agy           106         118
   10.00%, 6/1/17                                Agy            92         104
 ??October TBA
   7.00%, 10/1/32                                Agy         3,120       3,256
Federal National Mortgage Association,
 Conventional Pools:
   7.50%, 8/1/29-3/1/32                          Agy        14,500      15,307
   8.00%, 10/1/30-9/1/31                         Agy         1,450       1,550
   8.50%, 8/1/30-2/1/31                          Agy            96         103
   9.50%, 12/1/21                                Agy           282         314
   10.00%, 7/1/18-5/1/22                         Agy            60          67
 ??October TBA
   6.00%, 10/1/32                                Agy         8,000       8,215
   6.50%, 10/1/32                                Agy         9,250       9,582
   7.00%, 10/1/32                                Agy         1,900       1,984
 ??November TBA
   6.00%, 11/1/32                                Agy         3,300       3,379
   6.50%, 11/1/32                                Agy         1,550       1,603
Government National Mortgage Association,
 Adjustable Rate Mortgages:
   5.375%, 3/20/25-1/20/28                       Tsy           771         792
   6.625%, 11/20/25-11/20/27                     Tsy           446         460
   6.75%, 7/20/25-9/20/27                        Tsy           291         302
 Various Pools:
   9.50%, 11/15/16-12/15/21                      Tsy           780         878
   10.00%, 1/15/16-3/15/25                       Tsy         1,130       1,275
   10.50%, 3/15/16-2/15/18                       Tsy           142         162
   11.00%, 3/15/10-6/15/20                       Tsy           447         517
   11.50%, 6/15/13                               Tsy            42          49
   12.00%, 12/15/12-5/15/14                      Tsy            27          33
   12.50%, 12/15/10                              Tsy            12          14
------------------------------------------------------------------------------
GROUP TOTAL                                                             56,073
------------------------------------------------------------------------------

                                               ++RATINGS    FACE
                                               (STANDARD   AMOUNT      VALUE
                                               & POOR'S)    (000)     (000)+
------------------------------------------------------------------------------
ASSET BACKED CORPORATES (14.8%)
Associates Automobile Receivables Trust,
 Series 00-1 A3
   7.30%, 1/15/04                                AAA       $   220   $     223
BMW Vehicle Lease Trust,
 Series 04-A A4
   4.46%, 5/25/07                                AAA           750         788
Capital Auto Receivables Asset Trust,
 Series 02-2 A4
   4.50%, 10/15/07                               AAA           850         892
Chase Credit Card Master Trust,
 Series 01-4 A
   5.50%, 11/17/08                               AAA           595         646
Chase Manhattan Auto Owner Trust,
 Series:
   02-A A4
   4.24%, 9/15/08                                AAA           700         731
   02-B A4
   4.21%, 1/15/09                                AAA           750         782
Citibank Credit Card Issuance Trust,
 Series:
   00-A1 A1
   6.90%, 10/15/07                               AAA           575         644
   00-C1 C1
   7.45%, 9/15/07                                BBB           185         203
   01-A8 A8
   4.10%, 12/7/06                                AAA           500         519
   02-A3 A3
   4.40%, 5/15/07                                AAA           700         734
Connecticut RRB Special Purpose Trust,
 Series 01-1 A2
   5.36%, 3/30/07                                AAA           375         394
DaimlerChrysler Auto Trust,
 Series:
   00-C A3
   6.82%, 9/6/04                                 AAA           298         303
   01-C A2
   3.71%, 7/6/04                                 AAA           428         431
   02-A A4
   4.49%, 10/6/08                                AAA           800         840
Detroit Edison Securitization Funding LLC,
 Series 01-1 A2
   5.51%, 3/1/07                                 AAA           500         527
First Security Auto Owner Trust,
 Series 00-1 A3
   7.30%, 7/15/04                                AAA            70          71

    The accompanying notes are an integral part of the financial statements.

INTERMEDIATE DURATION PORTFOLIO

2002 ANNUAL REPORT
September 30, 2002
                                                                              51

                                               ++RATINGS    FACE
                                               (STANDARD   AMOUNT      VALUE
                                               & POOR'S)    (000)     (000)+
------------------------------------------------------------------------------
ASSET BACKED CORPORATES (CONT'D)
Ford Credit Auto Owner Trust,
 Series:
   00-E A4
   6.74%, 6/15/04                                AAA       $   269   $     275
   02-B A3A
   4.14%, 12/15/05                               AAA           400         412
   02-B A4
   4.75%, 8/15/06                                AAA           200         211
   02-C A4
   3.79%, 9/15/06                                AAA           800         825
General Electric Home Equity Loan
 Asset-Backed Certificates,
 Series 91-1 B
   8.70%, 9/15/11                                AAA            99         100
Harley-Davidson Eaglemark Motorcycle Trust,
 Series:
   02-1 A2
   4.50%, 1/15/10                                AAA           700         733
   02-2 A2
   3.09%, 6/15/10                                AAA           600         607
Honda Auto Receivables Owner Trust,
 Series:
   00-1 A3
   6.62%, 7/15/04                                AAA           188         191
   02-1 A3
   3.50%, 10/17/05                               AAA           450         459
   02-2 A4
   4.49%, 9/17/07                                AAA           800         840
MBNA Master Credit Card Trust,
 Series:
   00-I A
   6.90%, 1/15/08                                AAA           115         128
   02-A6 A6
   3.90%, 11/15/07                               AAA           550         570
MMCA Automobile Trust,
 Series 00-1 A3
   7.00%, 6/15/04                                AAA           136         138
National City Auto Receivables Trust,
 Series 02-A A3
   4.04%, 7/15/06                                AAA           750         773

                                               ++RATINGS    FACE
                                               (STANDARD   AMOUNT      VALUE
                                               & POOR'S)    (000)     (000)+
------------------------------------------------------------------------------
Nissan Auto Receivables Owner Trust,
 Series:
   00-C A3
   6.72%, 8/16/04                                AAA       $   213   $     217
   01-C A4
   4.80%, 2/15/07                                AAA           625         655
   02-A A3
   3.58%, 9/15/05                                AAA           400         409
   02-A A3
   7.01%, 9/15/03                                AAA            72          72
   02-B A4
   4.60%, 9/17/07                                AAA           600         631
?Nordstrom Private Label Credit Card Master
 Private Placement,
 Series 01-1A A
   4.82%, 4/15/10                                AAA           450         474
Premier Auto Trust,
 Series 99-3 A4
   6.43%, 3/8/04                                 AAA           311         316
Toyota Auto Receivables Owner Trust,
 Series 01-C A2
   3.77%, 7/15/04                                AAA           306         307
------------------------------------------------------------------------------
GROUP TOTAL                                                             18,071
------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (0.8%)
Federal Home Loan Mortgage Corporation,
 Series:
   191 IO
   8.00%, 1/1/28                                 Agy            71          11
   215 IO
   8.00%, 7/1/31                                 Agy           125          18
Federal National Mortgage Association,
 Series:
   02-18 PG
   5.50%, 6/25/08                                Agy           513         524
   ##02-50 SC
   6.286%, 12/25/29                              Agy         1,445          93
   270-2 IO
   8.50%, 9/1/23                                 Agy           251          42
   281-2 IO
   9.00%, 11/1/26                                Agy           215          34
   306 IO
   8.00%, 5/1/30                                 Agy           135          20
   97-53 PI IO PAC
   8.00%, 8/18/27                                Agy           310          50

    The accompanying notes are an integral part of the financial statements.

INTERMEDIATE DURATION PORTFOLIO

52

                                               ++RATINGS    FACE
                                               (STANDARD   AMOUNT      VALUE
                                               & POOR'S)    (000)     (000)+
------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (CONT'D)
Government National Mortgage Association,
 Series:
   00-35 A5 Inv Fl IO
   6.127%, 12/16/25                              Tsy       $ 1,304   $     125
   97-14 SB Inv Fl IO
   6.125%, 9/16/27                               Tsy           954          86
------------------------------------------------------------------------------
GROUP TOTAL                                                              1,003
------------------------------------------------------------------------------
COMMERCIAL MORTGAGES (0.0%)
?Carousel Center Finance, Inc.,
 Series 1 C
   7.527%, 11/15/07                              BBB+           25          26
------------------------------------------------------------------------------
FEDERAL AGENCY (0.6%)
Federal National Mortgage Association
   6.625%, 11/15/30                              Agy           600         705
------------------------------------------------------------------------------
FINANCE (10.7%)
?AIG SunAmerica Global Financing VI
   6.30%, 5/10/11                                AAA           420         467
American General Finance Corp.,
 Series F
   5.875%, 7/14/06                               A+            475         510
?Anthem Insurance Cos., Inc.
   9.00%, 4/1/27                                 BBB+          225         275
?BancWest Corp.,
 Series A
   6.93%, 12/1/03                                A-            350         366
Bank One Corp.
   6.00%, 2/17/09                                A-            240         264
Boeing Capital Corp.
   6.10%, 3/1/11                                 A+            105         110
CIGNA Corp.
   6.375%, 10/15/11                              A+            110         119
   7.00%, 1/15/11                                A+            150         167
Citigroup, Inc.
   5.625%, 8/27/12                               A+            150         157
   6.00%, 2/21/12                                AA-           395         428
Credit Suisse First Boston USA, Inc.
   5.75%, 4/15/07                                AA-            75          80
   5.875%, 8/1/06                                AA-           415         445
EOP Operating LP
   6.763%, 6/15/07                               BBB+          360         393
?Equitable Life Assurance Society of the U.S.
   6.95%, 12/1/05                                A+            275         303
?Farmers Insurance Exchange
   8.625%, 5/1/24                                BBB+          300         229

                                               ++RATINGS    FACE
                                               (STANDARD   AMOUNT      VALUE
                                               & POOR'S)    (000)     (000)+
------------------------------------------------------------------------------
Ford Motor Credit Co.
   6.875%, 2/1/06                                BBB+      $   555   $     546
   7.25%, 10/25/11                               BBB+           75          69
General Electric Capital Corp.
   5.375%, 3/15/07                               AAA           660         707
General Motors Acceptance Corp.
   7.50%, 7/15/05                                BBB+          405         432
Goldman Sachs Group, Inc.
   6.875%, 1/15/11                               A+            155         172
   7.625%, 8/17/05                               A+            295         332
Hartford Financial Services Group, Inc.
   7.75%, 6/15/05                                A              85          96
Hartford Life, Inc.
   7.65%, 6/15/27                                A             200         225
Hertz Corp.
   7.625%, 6/1/12                                BBB            85          80
Household Finance Corp.
   6.08%, 3/8/06                                 A             190         189
   6.40%, 6/17/08                                A             115         113
   6.50%, 1/24/06                                A             115         116
J.P. Morgan Chase & Co.
   5.35%, 3/1/07                                 A+            180         189
   6.00%, 2/15/09                                A             170         179
   6.625%, 3/15/12                               A             125         136
?John Hancock Global Funding II
   7.90%, 7/2/10                                 AA            280         331
Johnson Controls, Inc.
   5.00%, 11/15/06                               A-            255         264
Marsh & McLennan Cos., Inc.
   5.375%, 3/15/07                               AA-           160         173
   6.625%, 6/15/04                               AA-           225         242
MBNA America Bank
   6.50%, 6/20/06                                BBB+          300         319
   7.75%, 9/15/05                                BBB+           50          54
?Metropolitan Life Insurance Co.
   6.30%, 11/1/03                                A+            445         463
Monsanto Co.
   7.375%, 8/15/12                               A             170         181
?Monumental Global Funding II
   6.05%, 1/19/06                                AA+           285         310
?Prime Property Funding II
   7.00%, 8/15/04                                A             120         129
?Prudential Funding LLC
   6.60%, 5/15/08                                A+            200         220
?TIAA Global Markets
   5.00%, 3/1/07                                 AAA           710         761

    The accompanying notes are an integral part of the financial statements.

INTERMEDIATE DURATION PORTFOLIO

2002 ANNUAL REPORT
September 30, 2002
                                                                              53

                                               ++RATINGS    FACE
                                               (STANDARD   AMOUNT      VALUE
                                               & POOR'S)    (000)     (000)+
------------------------------------------------------------------------------
FINANCE (CONT'D)
Toyota Motor Credit Corp.
   5.65%, 1/15/07                                AAA       $   385   $     422
?USAA Capital Corp.
   7.41%, 6/30/03                                AAA           280         291
Washington Mutual, Inc.
   8.25%, 4/1/10                                 BBB           150         182
Wellpoint Health Networks, Inc.
   6.375%, 6/15/06                               A-            180         197
?World Financial Properties,
 Series 96 WFP-B
   6.91%, 9/1/13                                 AA-           522         566
------------------------------------------------------------------------------
GROUP TOTAL                                                             12,999
------------------------------------------------------------------------------
INDUSTRIALS (9.0%)
Aetna, Inc.
   7.375%, 3/1/06                                BBB           100         108
   7.875%, 3/1/11                                BBB           210         230
Albertson's, Inc.
   7.50%, 2/15/11                                BBB+          285         332
Centex Corp.
   7.875%, 2/1/11                                BBB           155         174
Clear Channel Communications, Inc.
   7.25%, 9/15/03                                BBB-          400         407
ConAgra Foods, Inc.
   6.00%, 9/15/06                                BBB+          260         283
Conoco, Inc.
   6.95%, 4/15/29                                A-            140         158
?Cooper Industries Ltd.
   5.25%, 7/1/07                                 A-            160         169
Cox Communications, Inc.
   7.125%, 10/1/12                               BBB           180         180
CVS Corp.
   5.625%, 3/15/06                               A             300         321
DaimlerChrysler N.A. Holdings Corp.
   6.40%, 5/15/06                                BBB+          420         451
Delphi Corp.
   6.125%, 5/1/04                                BBB           220         228
Federated Department Stores, Inc.
   7.90%, 5/1/46                                 BBB+          265         282
FEDEX Corp.
   6.875%, 2/15/06                               BBB           145         161
?Florida Windstorm
   7.125%, 2/25/19                               AAA           285         321
Hertz Corp.
   7.00%, 7/1/04                                 BBB           270         269

                                               ++RATINGS    FACE
                                               (STANDARD   AMOUNT      VALUE
                                               & POOR'S)    (000)     (000)+
------------------------------------------------------------------------------
Honeywell International, Inc.
   5.125%, 11/1/06                               A         $   390   $     413
?Hyatt Equities, LLC
   6.875%, 6/15/07                               BBB           140         142
Kroger Co.
   6.80%, 4/1/11                                 BBB-          100         110
 Series B
   7.70%, 6/1/29                                 BBB-          265         297
Lockheed Martin Corp.
   7.25%, 5/15/06                                BBB           320         362
Lowe's Cos., Inc.
   6.875%, 2/15/28                               A             305         345
   7.50%, 12/15/05                               A              95         107
Marriott International, Inc.
   7.00%, 1/15/08                                BBB+          300         332
   8.125%, 4/1/05                                BBB+          140         154
Masco Corp.
   4.625%, 8/15/07                               BBB+          140         142
May Department Stores Co.
   5.95%, 11/1/08                                A             295         322
   6.875%, 11/1/05                               A              85          95
Meadwestvaco Corp.
   6.85%, 4/1/12                                 BBB           105         114
Mohawk Industries, Inc.
   6.50%, 4/15/07                                BBB           125         138
News America, Inc.
   6.625%, 1/9/08                                BBB-          300         310
Pepsiamericas, Inc.
   3.875%, 9/12/07                               A-             70          71
Phillips Petroleum Co.
   8.50%, 5/25/05                                A-            230         263
Progress Energy, Inc.
   6.75%, 3/1/06                                 BBB           300         322
Raytheon Co.
   6.75%, 8/15/07                                BBB-          100         111
   8.30%, 3/1/10                                 BBB-          170         200
Safeway, Inc.
   6.15%, 3/1/06                                 BBB           230         248
Simon Property Group LP
   6.375%, 11/15/07                              BBB           410         448
Southwest Airlines Co.
   Class A-2
   5.496%, 11/1/06                               AAA            90          96
Target Corp.
   6.75%, 1/1/28                                 A-             65          74
TCI Communications, Inc.
   8.00%, 8/1/05                                 BBB+          190         184

    The accompanying notes are an integral part of the financial statements.

INTERMEDIATE DURATION PORTFOLIO

54

                                               ++RATINGS    FACE
                                               (STANDARD   AMOUNT      VALUE
                                               & POOR'S)    (000)     (000)+
------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
Tenet Healthcare Corp.
   5.375%, 11/15/06                              BBB       $   340   $     356
United Technologies Corp.
   6.10%, 5/15/12                                A+            220         247
UnitedHealth Group, Inc.
   7.50%, 11/15/05                               A             180         206
Vornado Realty
   5.625%, 6/15/07                               BBB           110         114
?Weyerhaeuser Co.
   5.50%, 3/15/05                                BBB           525         545
------------------------------------------------------------------------------
GROUP TOTAL                                                             10,942
------------------------------------------------------------------------------
TAXABLE MUNICIPALS (0.3%)
New York State Power Authority,
 Series B
   6.11%, 2/15/11                                AA-           400         402
------------------------------------------------------------------------------
TELEPHONES (0.5%)
Alltel Corp.
   7.00%, 7/1/12                                 A             105         117
GTE Corp.
   6.94%, 4/15/28                                A+            325         304
Verizon New England, Inc.
   6.50%, 9/15/11                                A+            125         130
------------------------------------------------------------------------------
GROUP TOTAL                                                                551
------------------------------------------------------------------------------
TRANSPORTATION (0.6%)
Continental Airlines,
 Series:
   98-1 A
   6.648%, 3/15/19                               AA-           270         249
   99-1 A
   6.545%, 2/2/20                                AA-            63          58
Norfolk Southern Corp.
   7.875%, 2/15/04                               BBB            30          32
Union Pacific Corp.
   6.34%, 11/25/03                               BBB           400         417
------------------------------------------------------------------------------
GROUP TOTAL                                                                756
------------------------------------------------------------------------------

                                               ++RATINGS    FACE
                                               (STANDARD   AMOUNT      VALUE
                                               & POOR'S)    (000)     (000)+
------------------------------------------------------------------------------
U.S. TREASURY NOTES (3.3%)
   5.875%, 11/15/04                              Tsy       $ 1,500   $   1,629
   6.50%, 2/15/10                                Tsy         1,000       1,207
   7.875%, 11/15/04                              Tsy         1,000       1,127
------------------------------------------------------------------------------
GROUP TOTAL                                                              3,963
------------------------------------------------------------------------------
UTILITIES (0.6%)
Cincinnati Gas & Electric Co.
   5.70%, 9/15/12                                BBB            60          61
Consolidated Natural Gas Co.
   5.375%, 11/1/06                               BBB+          350         367
Detroit Edison Co.
   6.125%, 10/1/10                               A-             45          49
Niagara Mohawk Power Co.,
 Series E
   7.375%, 7/1/03                                A-            272         281
------------------------------------------------------------------------------
GROUP TOTAL                                                                758
------------------------------------------------------------------------------
YANKEE (0.8%)
?Pemex Master Trust
   7.875%, 2/1/09                                BBB-          200         201
?Sappi Papier Holding AG
   6.75%, 6/15/12                                BBB            65          71
?Systems 2001 Asset Trust
   6.664%, 9/15/13                               AAA           466         512
United Mexican States
   8.625%, 3/12/08                               BBB-          200         218
------------------------------------------------------------------------------
GROUP TOTAL                                                              1,002
------------------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost $104,240)                          107,251
------------------------------------------------------------------------------

                                                         SHARES
                                                         ------
PREFERRED STOCKS (0.3%)
-----------------------------------------------------------------------------
MORTGAGE -- OTHER (0.3%)
?!Home Ownership Funding Corp.,
   13.33% (Cost $379)                         Aa2             650         419
-----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

INTERMEDIATE DURATION PORTFOLIO

2002 ANNUAL REPORT
September 30, 2002
                                                                              55

                                                            FACE
                                                           AMOUNT      VALUE
                                                            (000)     (000)+
------------------------------------------------------------------------------
CASH EQUIVALENTS (34.9%)
------------------------------------------------------------------------------
DISCOUNT NOTES (29.8%)
Federal Home Loan Bank
   0.90%, 10/4/02                                          $ 5,800   $   5,799
Federal Home Loan Mortgage Corporation
   1.60%, 10/18/02-11/5/02                                  10,000       9,987
   1.66%, 11/19/02                                           6,000       5,986
   1.76%, 10/1/02                                            5,000       5,000
Federal National Mortgage Association
   1.66%, 11/6/02                                            5,600       5,590
   1.61%, 12/11/02                                           4,000       3,987
------------------------------------------------------------------------------
GROUP TOTAL                                                             36,349
------------------------------------------------------------------------------
REPURCHASE AGREEMENT (4.8%)
**J.P. Morgan Securities Inc.,
   1.87%, dated 9/30/02, due 10/1/02                         5,773       5,773
------------------------------------------------------------------------------
U.S. TREASURY SECURITY (0.3%)
+++U.S. Treasury Bill
   1.55%, 10/17/02                                             400         399
------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $42,522)                                   42,521
------------------------------------------------------------------------------
TOTAL INVESTMENTS (123.1%) (Cost $147,141)                             150,191
------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES (-23.1%)
Cash                                                                        13
Receivable for Forward Commitments                                       4,986
Interest Receivable                                                        643
Due from Broker                                                            200
Receivable for Daily Variation Margin on Futures
 Contracts                                                                 122
Receivable for Fund Shares Sold                                             51
Other Assets                                                                 2
Payable for Forward Commitments                                        (32,848)
Net Unrealized Loss on Swap Agreements                                    (973)
Payable for Investments Purchased                                         (211)
Payable for Investment Advisory Fees                                      (108)
Payable for Administrative Fees                                            (10)
Payable for Shareholder Servicing Fee -- Investment
 Class                                                                      (8)
Dividends Payable                                                           (6)
Payable for Trustees' Fees and Expenses                                     (5)
Other Liabilities                                                          (35)
                                                                     ---------
                                                                       (28,187)
------------------------------------------------------------------------------
NET ASSETS (100%)                                                    $ 122,004
------------------------------------------------------------------------------

                                                                       VALUE
                                                                      (000)+
------------------------------------------------------------------------------
------------------------------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------------------------------
NET ASSETS
Applicable to 5,965,601 outstanding shares of
 beneficial interest (unlimited authorization, no par value)         $  63,912
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                               $10.71
------------------------------------------------------------------------------
INVESTMENT CLASS
------------------------------------------------------------------------------
NET ASSETS
Applicable to 5,439,086 outstanding shares of beneficial interest
 (unlimited authorization, no par value)                             $  58,092
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                               $10.68
------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                     $ 117,127
 Undistributed Net Investment Income (Loss)                                298
 Undistributed Realized Net Gain (Loss)                                  1,458
 Unrealized Appreciation (Depreciation) on:
   Investment Securities                                                 3,050
   Futures and Swaps                                                        71
------------------------------------------------------------------------------
NET ASSETS                                                           $ 122,004
------------------------------------------------------------------------------

+     See Note A1 to Financial Statements.
++    Ratings are unaudited.
?     144A security. Certain conditions for public sale may exist.
??    Security is subject to delayed delivery.

+++ A portion of these securities was pledged to cover margin requirements for futures contracts.

! Moody's Investor Service, Inc. rating. Security is not rated by Standard & Poor's Corporation.

## Variable or floating rate security -- rate disclosed is as of September 30, 2002.
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
Inv FlInverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2002.
IO    Interest Only
PAC   Planned Amortization Class
TBA   To be announced.

    The accompanying notes are an integral part of the financial statements.

56

Portfolio Overview (Unaudited)

INTERNATIONAL FIXED INCOME PORTFOLIO

The International Fixed Income Portfolio invests in high-grade fixed-income securities, using a benchmark that is 100 percent invested in foreign bonds. Most investments consist of securities issued by governments and supranational organizations such as the World Bank, although the Portfolio will also hold corporate bonds, mortgages, and other fixed-income securities. The Portfolio will also invest to a limited extent in U.S. securities when the U.S. fixed-income market is more attractive than foreign markets.

The Portfolio's Institutional Class of shares returned 10.27% versus 10.46% for its benchmark, the Salomon World Government Bond Ex-U.S. Index, over the past fiscal year. Holdings of corporate bonds, primarily denominated in Euro, underperformed the government bonds that comprise the benchmark. Currency management helped the Portfolio versus its benchmark while interest rate management did not materially affect relative performance.

Interest rate management had little net impact on relative Portfolio performance during the year. The Portfolio maintained a small underweight position in Japanese government debt, motivated by the extraordinarily low bond yields in that market, but yields there were little changed. Interest rate risk in Europe was kept near market levels as valuations remained around fair levels. Late in the fiscal year the Portfolio did eliminate its exposure to Canadian government debt, following a sharp drop in real yields.

Currency management contributed significantly to relative returns. The Portfolio underweighted the yen in favor of the Euro, based on the high relative real exchange rate of the yen and its lower yield. The U.S. dollar was underweighted against the Euro, and against the Canadian, Australian, and New Zealand dollars. The dollar shared the yen's low yield/high real exchange rate characteristics. In addition, the other dollar bloc currencies, which often benefit from stronger commodity prices, were expected to appreciate once the market became less pessimistic about global economic growth. All of these positions did well, and they were reduced slightly late in the fiscal year. Late in the year the Portfolio added an exposure to the Swedish Kroner, funded by the Swiss franc, as the latter currency became extremely overvalued on relative price terms.

Investments in corporate bonds were the major drag on returns during the year. The Portfolio held a modest exposure to corporate debt, primarily denominated in Euro and Sterling. While positions were well diversified, industry exposures to the telecom and utility sectors suffered from wider spreads. As the year went on holdings of high quality debt was reduced as their relative spreads to government debt tightened. Late in the year the Portfolio sought to add selectively to medium quality credits that had cheapened the most.

Global financial markets ended the fiscal year with historically pessimistic expectations for the global economy. The strongest signs of this global pessimism were low real bond yields, especially in the United States, weakness of commodity currencies such as the Canadian and Australian dollars, and wide credit spreads on corporate debt. While the global economy is genuinely weak, we believe the powerful monetary policy stimulus in place to underpin a gradual return to recovery, and even a moderate recovery in 2003 may far exceed the outcome priced into fixed income and currency markets. Consequently we have positioned the Portfolio to have greater economic exposure than its index, through an underweight in interest rate risk, holdings of commodity linked currencies, and corporate bond positions.

2002 ANNUAL REPORT
September 30, 2002
                                                                              57

[GRAPH]

                                                                                                 SALOMON WORLD GOV'T BOND EX-U.S.
                                                                       INSTITUTIONAL*                         INDEX
                                                                       --------------            --------------------------------
(1)                                                                        5000.0                             5000.0
6/30/94                                                                    4990.0                             5052.0
9/30/94                                                                    5050.0                             5136.0
12/31/94                                                                   5061.0                             5165.0
3/31/95                                                                    5611.0                             5910.0
6/30/95                                                                    5930.0                             6199.0
9/30/95                                                                    5877.0                             6049.0
12/31/95                                                                   6055.0                             6174.0
3/31/96                                                                    5982.0                             6070.0
6/30/96                                                                    6069.0                             6094.0
9/30/96                                                                    6237.0                             6293.0
12/31/96                                                                   6430.0                             6426.0
3/31/97                                                                    6062.0                             6056.0
6/30/97                                                                    6221.0                             6227.0
9/30/97                                                                    6264.0                             6239.0
12/31/97                                                                   6175.0                             6153.0
3/31/98                                                                    6227.0                             6178.0
6/30/98                                                                    6336.0                             6281.0
9/30/98                                                                    6915.0                             6885.0
12/31/98                                                                   7271.0                             7247.0
3/31/99                                                                    6905.0                             6896.0
6/30/99                                                                    6560.0                             6586.0
9/30/99                                                                    6851.0                             6989.0
12/31/99                                                                   6733.0                             6878.0
3/31/00                                                                    6634.0                             6798.0
6/30/00                                                                    6577.0                             6744.0
9/30/00                                                                    6287.0                             6439.0
12/31/00                                                                   6573.0                             6697.0
3/31/01                                                                    6210.0                             6368.0
6/30/01                                                                    6093.0                             6242.0
9/30/01                                                                    6515.0                             6726.0
12/31/01                                                                   6275.0                             6459.0
3/31/02                                                                    6166.0                             6339.0
6/30/02                                                                    7053.0                             7225.0
9/30/02                                                                    7184.0                             7430.0

**Minimum Investment
AVERAGE ANNUAL TOTAL RETURNS ENDED 9/30/02*
---------------------------------------------------------------

INTERNATIONAL FIXED INCOME
--------------------------------------------------
                                     Institutional   Salomon World Gov't
                                          (1)        Bond Ex-U.S. Index
----------------------------------------------------------------------------
One Year                                10.27%             10.46%
----------------------------------------------------------------------------
Five Years                               2.78%              3.55%
----------------------------------------------------------------------------
Since Inception                          4.40%              4.81%
----------------------------------------------------------------------------

*Total returns shown in the graph and table assume that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns are compared to the Salomon World Government Bond Ex-U.S. Index, an unmanaged market index and should not be considered an investment.

(1)Represents an investment in the Institutional Class. The International Fixed Income Portfolio commenced operations on 4/29/94

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

FOREIGN INVESTMENTS ARE SUBJECT TO CERTAIN RISKS SUCH AS CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY, AND POLITICAL DEVELOPMENTS.

58

Statement of Net Assets

INTERNATIONAL FIXED INCOME PORTFOLIO
FIXED INCOME SECURITIES (86.3%)

                                         ++RATINGS       FACE
                                         (STANDARD      AMOUNT       VALUE
         SEPTEMBER 30, 2002              & POOR'S)      (000)        (000)+
----------------------------------------------------------------------------
BRITISH POUND (4.6%)
Orange plc
   8.625%, 8/1/08                          BBB-      GBP      200   $    294
United Kingdom Treasury Bond
   6.00%, 12/7/28                          AAA                275        540
   8.00%, 6/10/03                          AAA              2,165      3,496
----------------------------------------------------------------------------
GROUP TOTAL                                                            4,330
----------------------------------------------------------------------------
DANISH KRONE (4.1%)
Kingdom of Denmark
   5.00%, 8/15/05                          AAA       DKK   28,200      3,885
----------------------------------------------------------------------------
EURO (52.7%)
Adecco Financial Services
   6.00%, 3/15/06                          BBB+      EUR      225        229
##AXA S.A.
   6.75%, 12/15/20                         A-                 325        322
BAT International Finance plc
   4.875%, 2/25/09                         A                  200        195
Clear Channel Communications, Inc.
   6.50%, 7/7/05                           BBB-               275        253
Corning, Inc.
   5.625%, 2/18/05                         BB+                225        127
   6.25%, 2/18/10                          BB+                100         59
DaimlerChrysler International Finance
 BV
   6.125%, 3/21/06                         BBB+               175        181
Dana Corp.
   9.00%, 8/15/11                          BB                 275        239
Deutsche Telekom International
 Finance BV
   5.875%, 7/11/06                         BBB+               375        372
##Fixed Link Finance BV
   5.75%, 8/1/25                           AAA                550        574
FKI plc
   6.625%, 2/22/10                         BBB+                90         81
GAP International BV
   5.00%, 9/30/04                          BB+                175        152
General Motors Acceptance Corp.
   5.75%, 2/14/06                          BBB+               200        199
Goldman Sachs Group, Inc.
   6.50%, 10/6/10                          A+                 400        420
Government of Finland
   9.50%, 3/15/04                          AAA              2,173      2,332
Government of France O.A.T
   6.50%, 4/25/11                          AAA             10,700     12,252
   8.50%, 10/25/19                         AAA              1,850      2,623

                                         ++RATINGS       FACE
                                         (STANDARD      AMOUNT       VALUE
                                         & POOR'S)      (000)        (000)+
----------------------------------------------------------------------------
Government of Germany
   6.25%, 1/4/24                           AAA       EUR    5,985   $  6,987
   7.50%, 9/9/04                           AAA              8,410      8,973
@(c)Government of Spain
   5.15%, 7/30/09                          AA+                 --         --
!Hammerson plc
   6.25%, 6/20/08                          Baa1               365        383
Household Finance Corp.
   5.125%, 6/24/09                         A                  475        395
Imperial Tobacco Finance plc
   6.375%, 9/27/06                         BBB                275        285
Lehman Brothers Holdings, Inc.
   5.625%, 1/23/06                         A                  275        282
##Lloyds TSB Bank plc
   5.625%, 7/15/49                         A+                 425        435
MBNA Europe Funding plc
   5.75%, 2/20/04                          BBB+               325        326
##National Westminster Bank plc
   6.625%, 12/31/49                        A                  350        380
Olivetti International Finance N.V
   7.25%, 4/24/12                          BBB                400        408
Pearson plc
   6.125%, 2/1/07                          BBB+               150        154
Republic of Austria
   3.40%, 10/20/04                         AAA              4,000      3,973
Republic of Italy BTPS
   @(c)9.50%, 2/1/06                       AA                  --         --
   10.00%, 8/1/03                          AA               3,301      3,444
Rolls-Royce plc
   6.375%, 6/14/07                         A-                 300        304
Securitas AB
   6.125%, 3/14/08                         BBB+               425        446
Syngenta Luxembourg Finance II S.A.
   5.50%, 7/10/06                          A-                 325        331
United Utilities Water plc
   6.625%, 11/8/07                         A-                 275        297
Vivendi Environnement
   5.875%, 6/27/08                         BBB                250        252
VNU N.V
   6.625%, 5/30/07                         BBB+               400        405
Vodafone Finance BV
   4.75%, 5/27/09                          A                  365        346
WPP Group plc
   6.00%, 6/18/08                          A-                 360        336
----------------------------------------------------------------------------
GROUP TOTAL                                                           49,752
----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

INTERNATIONAL FIXED INCOME PORTFOLIO

2002 ANNUAL REPORT
September 30, 2002
                                                                              59

                                         ++RATINGS       FACE
                                         (STANDARD      AMOUNT       VALUE
                                         & POOR'S)      (000)        (000)+
----------------------------------------------------------------------------
GERMAN MARK (4.1%)
Colt Telecom Group plc
   7.625%, 7/31/08                         B+        DEM      358   $    188
International Bank for Reconstruction
 & Development
   7.125%, 4/12/05                         AAA              2,664      2,863
MBNA America-Europe Strategic
 Offering
   5.125%, 4/19/08                         AAA                818        828
----------------------------------------------------------------------------
GROUP TOTAL                                                            3,879
----------------------------------------------------------------------------
JAPANESE YEN (16.3%)
Ford Motor Credit Co.
   1.20%, 2/7/05                           BBB+      JPY   65,000        518
Government of Japan
   0.90%, 12/22/08                         AA           1,770,000     14,881
----------------------------------------------------------------------------
GROUP TOTAL                                                           15,399
----------------------------------------------------------------------------
NEW ZEALAND DOLLAR (0.9%)
New Zealand Government
   6.00%, 11/15/11                         AAA       NZD    1,900        890
----------------------------------------------------------------------------
SWEDISH KRONA (3.6%)
Swedish Government
   6.00%, 2/9/05                           AAA       SEK   30,450      3,406
----------------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES
 (Cost $77,989)                                                       81,541
----------------------------------------------------------------------------
CASH EQUIVALENTS (11.4%)
----------------------------------------------------------------------------
DISCOUNT NOTES (8.5%)
Federal Home Loan Mortgage Corporation
   1.76%, 10/1/02                                    $      4,500      4,500
   1.61%, 11/7/02                                           3,500      3,494
----------------------------------------------------------------------------
GROUP TOTAL                                                            7,994
----------------------------------------------------------------------------

                                                         FACE
                                                        AMOUNT       VALUE
                                                        (000)        (000)+
----------------------------------------------------------------------------
REPURCHASE AGREEMENT (2.8%)
**J.P. Morgan Securities Inc.,
   1.87%, dated 9/30/02, due 10/1/02                 $      2,681   $  2,681
----------------------------------------------------------------------------
U.S. TREASURY SECURITY (0.1%)
+++U.S. Treasury Bill
     1.55%, 10/17/02                                          100        100
----------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS (Cost $10,775)                                 10,775
----------------------------------------------------------------------------
TOTAL INVESTMENTS (97.7%) (Cost $88,764)                              92,316
----------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (2.3%)
Receivable for Investments Sold                                        3,961
Interest Receivable                                                    1,674
Due from Broker                                                        1,158
Receivable for Fund Shares Sold                                          322
Receivable for Daily Variation Margin on Futures
 Contracts                                                                22
Other Assets                                                               2
Payable for Investments Purchased                                     (4,512)
Payable for Fund Shares Redeemed                                        (268)
Payable for Investment Advisory Fees                                     (85)
Net Unrealized Loss on Forward Foreign Currency
 Contracts                                                               (39)
Bank Overdraft Payable                                                   (16)
Payable for Trustees' Fees and Expenses                                   (9)
Payable for Administrative Fees                                           (8)
Other Liabilities                                                        (44)
                                                                    --------
                                                                       2,158
----------------------------------------------------------------------------
NET ASSETS (100%)                                                   $ 94,474
----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

INTERNATIONAL FIXED INCOME PORTFOLIO

60

                                                                       VALUE
                                                                      (000)+
----------------------------------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------------------------------
NET ASSETS
Applicable to 9,562,000 outstanding shares of beneficial interest
 (unlimited authorization, no par value)                            $ 94,474
----------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                              $9.88
----------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                    $ 94,072
 Undistributed Net Investment Income (Loss)                           (1,162)
 Undistributed Realized Net Gain (Loss)                               (1,980)
 Unrealized Appreciation (Depreciation) on:
   Investment Securities                                               3,552
   Foreign Currency Transactions                                          11
   Futures                                                               (19)
----------------------------------------------------------------------------
NET ASSETS                                                          $ 94,474
----------------------------------------------------------------------------

+     See Note A1 to Financial Statements.
++    Ratings are unaudited.
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
+++ A portion of these securities was pledged to cover margin requirements for futures contracts.
## Variable or floating rate security -- rate disclosed is as of September 30, 2002.
! Moody's Investor Service, Inc. rating. Security is not rated by Standard & Poor's Corporation.
@     Value is less than $500.
(c)   Face value is less than $500.
                        SUMMARY OF TOTAL INVESTMENTS BY
                 INDUSTRY CLASSIFICATION -- SEPTEMBER 30, 2002

                                                       VALUE   PERCENT OF
INDUSTRY                                               (000)   NET ASSETS
-------------------------------------------------------------------------
Finance                                               $ 4,106         4.3%
Sovereign                                              70,544        74.7
Industrial                                              6,342         6.7
Utilities                                                 549         0.6
-------------------------------------------------------------------------
                                                      $81,541        86.3%
-------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

2002 ANNUAL REPORT
September 30, 2002
                                                                              61

Portfolio Overview (Unaudited)

LIMITED DURATION PORTFOLIO

For the Portfolio's 2002 fiscal year, the Limited Duration Portfolio's Institutional Class of shares returned 5.13%, compared with 5.93% for the benchmark Salomon 1-3 Year Government Index. The Portfolio's strong absolute returns were driven by the significant drop in short and intermediate Treasury yields, which generated substantial price appreciation in the portfolio's bond holdings. Most of the decline in intermediate interest rates occurred in the second half of the period as investors began to be concerned about the possibility of a "double dip" recession. This concern was compounded by developing concern about corporate accounting and disclosure and the growing possibility of war with Iraq. All of these uncertainties garnished an investor preference for safety and liquidity allowing Treasury and the highest quality corporate bonds to outperform lesser rated corporate obligations and mortgage-backed securities. Yield spreads in the non-Treasury sectors widened significantly in the second and third quarters of 2002 as interest rates fell. The yield on the U.S. Treasury two year note finished the period yielding roughly 5 basis points below the prevailing Fed Funds rate of 1.75%, reflecting the markets fears of a deepening economic slump and expectations of additional Fed easing of monetary policy.

The Portfolio's relative underperformance for the period was almost exclusively related to its overweighted exposure to the corporate bond sector throughout the period. The Portfolio's corporate bond allocation was just below 40% at the beginning of the period, and while this exposure was reduced during the period to just below 20%, the significant overweight in the sector detracted from relative return, particularly in the second quarter. This twelve month period was among the most difficult ever for corporate bond investors as the sector was plagued by both the effects of recession and a sluggish recovery as well as shattered investor confidence in corporate accounting and financial disclosure. A series of high profile bankruptcies and accounting scandals that included Enron, Global Crossing, Adelphia, and WorldCom, eroded investor appetite for corporate bonds and drove yield spreads to historically wide levels. While the Portfolio avoided holding any defaulted obligations, its overweighted corporate position was nevertheless tarnished and detracted from relative return for the period. Overweighted exposure to the telecom sector was a particular drag on performance. The Portfolio's roughly 10% allocation to AAA-rated asset-backed securities, which performed well in the environment that favored higher quality instruments, was one sector of the corporate market that added to the Portfolio's results for the period.

The Portfolio's strategy within the mortgage sector added modestly to relative return throughout the period. At the beginning of the period, the Portfolio held slightly over 25% in agency mortgage-backed securities. This significant overweight to the index added significantly to relative return as yield spread narrowed in the sector through the first quarter of 2002. As spreads narrowed, we reduced the allocation to roughly 15% as the attractiveness of the sector was diminished. As Treasury yields fell in the second and third quarter of 2002, mortgage rates fell concurrently triggering a massive wave of refinancing activity and prepayments to mortgage investors. The increased prepayment risk drove yield spreads wider in the mortgage sector late in the period, detracting modestly from relative return. The excess return generated in the first half of the period by our mortgage investment strategy more than offset the underperformance late in the period, allowing our mortgage strategy to add to the Portfolio's results for the entire period.

The Portfolio's interest rate strategy also added modestly to return during the year. The Portfolio began the period with an interest rate sensitivity (IRS) that was 0.5 years shorter than the benchmark. This strategy was established in the extremely uncertain environment that immediately followed the September 11, 2001 attack. At that time, the Treasury yield curve had rallied substantially, and embedded an extremely negative expectation with regard to economic growth in the U.S. economy. As a disciplined value investor should, we moved against this extreme forecast and shortened the Portfolio's IRS. In the fourth quarter of 2001 and the first quarter of 2002, intermediate Treasury yields rose substantially from their October lows allowing the short IRS strategy to generate excess return for the fund. The IRS was restored to neutral and remained there until late July when a subsequent drop in Treasury yields again reflected an extremely pessimistic view for the U.S. economy. The Portfolio continues to maintain an IRS that is roughly 0.5 years shorter than the benchmark, a position that again reflects our belief that the Treasury yield curve has priced in extreme expectations.

Looking forward, we are confident that the aggressive monetary policy that has been in place for over a year will eventually be successful on stimulating a more persistent economic recovery. The stimulative policy and expected recovery will provide an attractive backdrop for investors in the beleaguered corporate and mortgage sectors. The Portfolio's overweighted position in these sectors is focused on capturing the attractive values now available. Additionally, The Portfolio's short IRS position will buffer it from any unexpected rise in interest rates, an appropriate risk management strategy given the degree to which rates have fallen and the still excessive expectations priced into the market.

62

[GRAPH]

                                                                       INSTITUTIONAL*                 SALOMON 1-3 YEAR INDEX
                                                                       --------------                 ----------------------
9/30/92                                                                   5000.00                            5000.00
12/31/92                                                                  4993.00                            5010.00
3/31/93                                                                   5129.00                            5118.00
6/30/93                                                                   5194.00                            5176.00
9/30/93                                                                   5266.00                            5249.00
12/31/93                                                                  5291.00                            5281.00
3/31/94                                                                   5241.00                            5255.00
6/30/94                                                                   5236.00                            5257.00
9/30/94                                                                   5288.00                            5308.00
12/31/94                                                                  5288.00                            5309.00
3/31/95                                                                   5458.00                            5483.00
6/30/95                                                                   5620.00                            5655.00
9/30/95                                                                   5708.00                            5738.00
12/31/95                                                                  5836.00                            5879.00
3/31/96                                                                   5870.00                            5904.00
6/30/96                                                                   5921.00                            5966.00
9/30/96                                                                   6020.00                            6065.00
12/31/96                                                                  6144.00                            6178.00
3/31/97                                                                   6191.00                            6221.00
6/30/97                                                                   6324.00                            6356.00
9/30/97                                                                   6440.00                            6481.00
12/31/97                                                                  6528.00                            6589.00
3/31/98                                                                   6622.00                            6686.00
6/30/98                                                                   6706.00                            6789.00
9/30/98                                                                   6835.00                            6993.00
12/31/98                                                                  6895.00                            7047.00
3/31/99                                                                   7002.00                            7093.00
6/30/99                                                                   7002.00                            7133.00
9/30/99                                                                   7082.00                            7223.00
12/31/99                                                                  7155.00                            7267.00
3/31/00                                                                   7215.00                            7357.00
6/30/00                                                                   7346.00                            7485.00
9/30/00                                                                   7533.00                            7651.00
12/31/00                                                                  7722.00                            7864.00
3/31/01                                                                   7946.00                            8078.00
6/30/01                                                                   8068.00                            8176.00
9/30/01                                                                   8303.00                            8466.00
12/31/01                                                                  8386.00                            8531.00
3/31/02                                                                   8417.00                            8535.00
6/30/02                                                                   8587.00                            8750.00
9/30/02                                                                   8729.00                            8968.00

**Minimum Investment
AVERAGE ANNUAL TOTAL RETURNS ENDED 9/30/02*
---------------------------------------------------------------

LIMITED DURATION
---------------------------------------------------------
                                            Institutional      Salomon
                                                 (1)        1-3 Year Index
------------------------------------------------------------------------------
One Year                                        5.13%            5.93%
------------------------------------------------------------------------------
Five Years                                      6.27%            6.71%
------------------------------------------------------------------------------
Ten Year                                        5.73%            6.02%
------------------------------------------------------------------------------

*Total returns shown in the graph and table assume that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns are compared to the Salomon 1-3 Year Index, an unmanaged market index and should not be considered an investment.

(1)Represents an investment in the Institutional Class.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2002 ANNUAL REPORT
September 30, 2002
                                                                              63

Statement of Net Assets

LIMITED DURATION PORTFOLIO
FIXED INCOME SECURITIES (74.5%)

                                               ++RATINGS    FACE
                                               (STANDARD   AMOUNT      VALUE
             SEPTEMBER 30, 2002                & POOR'S)    (000)     (000)+
------------------------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (28.9%)
Federal Home Loan Mortgage Corporation,
 Conventional Pools:
   7.00%, 5/1/30-4/1/32                          Agy       $ 2,805   $   2,928
   7.50%, 7/1/30                                 Agy           201         212
   10.00%, 4/1/10-/20                            Agy           742         829
   10.50%, 12/1/14                               Agy            96         109
   11.00%, 8/1/15                                Agy            13          14
   11.50%, 4/1/11-1/1/18                         Agy           300         349
 Gold Pools:
   8.50%, 8/1/28-10/1/30                         Agy           499         534
   10.00%, 10/1/21                               Agy            61          69
   10.50%, 1/1/19-10/1/20                        Agy           214         245
   11.00%, 5/1/20                                Agy            35          39
   11.50%, 8/1/10                                Agy            22          26
   12.00%, 6/1/15-9/1/15                         Agy           106         125
 ??October TBA
   6.00%, 10/1/17                                Agy        23,650      24,544
Federal National Mortgage Association,
 Conventional Pools:
   7.50%, 9/1/29-7/1/32                          Agy        51,024      53,863
   8.00%, 11/1/29-8/1/31                         Agy         2,343       2,505
   9.50%, 11/1/20                                Agy           156         173
   10.00%, 12/1/15-9/1/16                        Agy           209         234
   10.50%, 12/1/16                               Agy            88         100
   11.00%, 7/1/20                                Agy            95         109
   11.50%, 11/1/19                               Agy           123         141
   12.00%, 5/1/14-8/1/20                         Agy            23          26
   12.50%, 2/1/15                                Agy            36          41
 ??October TBA
   6.50%, 10/1/32                                Agy         6,350       6,578
   7.00%, 10/1/32                                Agy         3,350       3,498
   7.50%, 10/1/17-10/1/32                        Agy        15,575      16,510
Government National Mortgage Association,
 Adjustable Rate Mortgages:
   5.375%, 1/20/25-1/20/28                       Tsy         2,664       2,738
   6.625%, 12/20/25-12/20/27                     Tsy           939         969
   6.75%, 7/20/27-9/20/27                        Tsy           891         922
 Various Pools:
   9.00%, 7/15/16-1/15/17                        Tsy           694         772
   9.50%, 12/15/17-12/15/21                      Tsy         1,018       1,147
   10.00%, 11/15/09-7/15/22                      Tsy         1,738       1,960
   10.50%, 11/15/18-8/15/21                      Tsy           138         158
   11.00%, 1/15/10-1/15/21                       Tsy           894       1,035
   11.50%, 2/15/13-11/15/19                      Tsy           545         636
------------------------------------------------------------------------------
GROUP TOTAL                                                            124,138
------------------------------------------------------------------------------

                                               ++RATINGS    FACE
                                               (STANDARD   AMOUNT      VALUE
                                               & POOR'S)    (000)     (000)+
------------------------------------------------------------------------------
ASSET BACKED CORPORATES (13.2%)
Asset Securitization Corp.,
 Series 97-D5 A1A
   6.50%, 2/14/41                                AAA       $   244   $     250
Associates Automobile Receivables Trust,
 Series 00-1 A3
   7.30%, 1/15/04                                AAA           654         665
BMW Vehicle Lease Trust,
 Series 04-A A4
   4.46%, 5/25/07                                AAA         2,300       2,417
Capital Auto Receivables Asset Trust,
 Series 02-2 A4
   4.50%, 10/15/07                               AAA         1,950       2,045
Chase Credit Card Master Trust,
 Series 01-4 A
   5.50%, 11/17/08                               AAA         1,670       1,814
Chase Manhattan Auto Owner Trust,
 Series:
   02-A A4
   4.24%, 9/15/08                                AAA         1,900       1,983
   02-B A4
   4.21%, 1/15/09                                AAA         2,500       2,608
CIT Marine Trust,
 Series 99-A A2
   5.80%, 4/15/10                                AAA           547         556
Citibank Credit Card Issuance Trust,
 Series:
   00-A1 A1
   6.90%, 10/15/07                               AAA         1,465       1,640
   00-C1 C1
   7.45%, 9/15/07                                BBB           665         728
   02-A3 A3
   4.40%, 5/15/07                                AAA         2,200       2,308
Connecticut RRB Special Purpose Trust,
 Series 01-1 A2
   5.36%, 3/30/07                                AAA           950         998
DaimlerChrysler Auto Trust,
 Series:
   00-A A4
   7.23%, 1/6/05                                 AAA           460         478
   00-C A3
   6.82%, 9/6/04                                 AAA           366         372
   02-A A4
   4.49%, 10/6/08                                AAA         2,000       2,101
Detroit Edison Securitization Funding LLC,
 Series 01-1 A2
   5.51%, 3/1/07                                 AAA         1,650       1,740

    The accompanying notes are an integral part of the financial statements.

LIMITED DURATION PORTFOLIO

64

                                               ++RATINGS    FACE
                                               (STANDARD   AMOUNT      VALUE
                                               & POOR'S)    (000)     (000)+
------------------------------------------------------------------------------
ASSET BACKED CORPORATES (CONT'D)
First Security Auto Owner Trust,
 Series:
   99-1 A4
   5.74%, 6/15/04                                AAA       $   850   $     851
   00-1 A3
   7.30%, 7/15/04                                AAA           214         215
Ford Credit Auto Owner Trust,
 Series:
   02-B A3A
   4.14%, 12/15/05                               AAA         1,000       1,031
   02-B A4
   4.75%, 8/15/06                                AAA           600         633
   02-C A4
   3.79%, 9/15/06                                AAA         2,200       2,270
General Electric Home Equity Loan
 Asset-Backed Certificates,
 Series 91-1 B
   8.70%, 9/15/11                                AAA           225         226
Harley-Davidson Eaglemark Motorcycle Trust,
 Series:
   98-2 A2
   5.87%, 4/15/04                                AAA           223         223
   99-1 A2
   5.52%, 2/15/05                                AAA           570         578
   02-1 A2
   4.50%, 1/15/10                                AAA         1,900       1,990
   02-2 A2
   3.09%, 6/15/10                                AAA         1,900       1,923
Honda Auto Receivables Owner Trust,
 Series:
   00-1 A3
   6.62%, 7/15/04                                AAA           580         590
   01-3 A2
   2.76%, 2/18/04                                AAA           812         814
   02-1 A3
   3.50%, 10/17/05                               AAA         1,050       1,072
   02-A A4
   4.49%, 9/17/07                                AAA         2,400       2,519
Household Automotive Trust,
 Series 01-3 A3
   3.68%, 4/17/06                                AAA         2,300       2,342

                                               ++RATINGS    FACE
                                               (STANDARD   AMOUNT      VALUE
                                               & POOR'S)    (000)     (000)+
------------------------------------------------------------------------------
MBNA Master Credit Card Trust,
 Series:
   ##97-J A
   1.943%, 2/15/07                               AAA       $ 2,125   $   2,127
   99-M A
   6.60%, 4/16/07                                AAA         1,600       1,744
   02-A6 A6
   3.90%, 11/15/07                               AAA         1,700       1,761
!Midland Realty Acceptance Corp.,
 Series 96-C2 A1
   7.02%, 1/25/29                                Aaa            26          26
MMCA Automobile Trust,
 Series 00-1 A3
   7.00%, 6/15/04                                AAA           477         483
National City Auto Receivables Trust,
 Series 02-A A3
   4.04%, 7/15/06                                AAA         1,800       1,856
Nissan Auto Receivables Owner Trust,
 Series:
   00-A A3
   7.01%, 9/15/03                                AAA           100         101
   00-C A3
   6.72%, 8/16/04                                AAA           543         552
   01-C A4
   4.80%, 2/15/07                                AAA           725         760
   02-A A3
   3.58%, 9/15/05                                AAA         1,350       1,379
   02-B A4
   4.60%, 9/17/07                                AAA         2,050       2,155
?Nordstrom Private Label Credit Card Master
 Private Placement,
 Series 01-1A A
   4.82%, 4/15/10                                AAA         1,200       1,265
Peco Energy Transition Trust,
 Series 99-A A2
   5.63%, 3/1/05                                 AAA           454         461
Premier Auto Trust,
 Series:
   99-2 A4
   5.59%, 2/9/04                                 AAA           902         910
   99-3 A4
   6.43%, 3/8/04                                 AAA         1,306       1,325
------------------------------------------------------------------------------
GROUP TOTAL                                                             56,885
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

LIMITED DURATION PORTFOLIO

2002 ANNUAL REPORT
September 30, 2002
                                                                              65

                                               ++RATINGS    FACE
                                               (STANDARD   AMOUNT      VALUE
                                               & POOR'S)    (000)     (000)+
------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (1.2%)
Federal Home Loan Mortgage Corporation,
 Series:
   1114 E PAC (11)
   8.00%, 7/15/06                                Agy       $   605   $     627
   2141 C
   6.60%, 3/15/29                                Agy         1,853       1,880
   2271 PY PAC-1
   6.50%, 3/15/29                                Agy           511         516
   2301 GW
   6.00%, 12/15/12                               Agy           879         891
Federal National Mortgage Association,
 Series 02-18 PG
   5.50%, 6/25/08                                Agy         1,172       1,198
------------------------------------------------------------------------------
GROUP TOTAL                                                              5,112
------------------------------------------------------------------------------
ENERGY (0.2%)
Conoco, Inc.
   5.90%, 4/15/04                                A-            980       1,029
------------------------------------------------------------------------------
FINANCE (7.9%)
?AIG SunAmerica Global Financing V
   5.20%, 5/10/04                                AAA           830         868
American General Finance Corp.,
 Series F
   5.875%, 7/14/06                               A+          1,165       1,251
Anthem, Inc.
   4.875%, 8/1/05                                BBB+        1,120       1,163
?BancWest Corp.,
 Series A
   6.93%, 12/1/03                                A-          1,075       1,125
Citigroup, Inc.
   6.00%, 2/21/12                                AA-           370         401
Credit Suisse First Boston USA, Inc.
   5.75%, 4/15/07                                AA-         1,265       1,348
EOP Operating LP
   6.50%, 6/15/04                                BBB+        1,020       1,073
?Farmers Insurance Exchange
   8.50%, 8/1/04                                 BBB+          680         661
First Fidelity Bancorp
   6.80%, 6/15/03                                A-          1,200       1,240
Ford Motor Credit Co.
   6.50%, 1/25/07                                BBB+        2,400       2,316
   6.875%, 2/1/06                                BBB+        1,090       1,073
General Electric Capital Corp.
   5.375%, 3/15/07                               AAA         1,900       2,037
General Motors Acceptance Corp.
   7.50%, 7/15/05                                BBB+        1,165       1,242

                                               ++RATINGS    FACE
                                               (STANDARD   AMOUNT      VALUE
                                               & POOR'S)    (000)     (000)+
------------------------------------------------------------------------------
Goldman Sachs Group, Inc.
   7.625%, 8/17/05                               A+        $   605   $     682
Hartford Financial Services Group, Inc.
   7.75%, 6/15/05                                A             918       1,035
Hartford Life, Inc.
   6.90%, 6/15/04                                A             285         303
Household Finance Corp.
   5.75%, 1/30/07                                A           1,625       1,581
J.P. Morgan Chase & Co.
   5.35%, 3/1/07                                 A+            835         879
?John Hancock Global Funding II
   5.625%, 6/27/06                               AA            980       1,054
Johnson Controls, Inc.
   5.00%, 11/15/06                               A-            660         684
Lehman Brothers Holdings, Inc.
   8.25%, 6/15/07                                A           1,800       2,097
Marsh & McLennan Cos., Inc.
   6.625%, 6/15/04                               AA-         1,030       1,109
MBNA America Bank
   6.50%, 6/20/06                                BBB+          945       1,006
?++Metropolitan Life Insurance Co.
   6.30%, 11/1/03                                A+          1,555       1,617
?Monumental Global Funding II
   6.05%, 1/19/06                                AA+         1,160       1,260
?Nationwide Mutual Insurance Co.
   6.50%, 2/15/04                                A-          1,198       1,257
?Prime Property Funding II
   7.00%, 8/15/04                                A             295         317
?Prudential Insurance Co.
   6.375%, 7/23/06                               A+          1,115       1,225
Target Corp.
   7.50%, 2/15/05                                A+            715         799
?USAA Capital Corp.
   7.41%, 6/30/03                                AAA           820         853
Wellpoint Health Networks, Inc.
   6.375%, 6/15/06                               A-            530         578
------------------------------------------------------------------------------
GROUP TOTAL                                                             34,134
------------------------------------------------------------------------------
INDUSTRIALS (7.1%)
Aetna, Inc.
   7.375%, 3/1/06                                BBB         1,100       1,189
Centex Corp.
   9.75%, 6/15/05                                BBB           295         337
Clear Channel Communications, Inc.
   7.25%, 9/15/03                                BBB-          880         895
ConAgra Foods, Inc.
   6.00%, 9/15/06                                BBB+          890         970

    The accompanying notes are an integral part of the financial statements.

LIMITED DURATION PORTFOLIO

66

                                               ++RATINGS    FACE
                                               (STANDARD   AMOUNT      VALUE
                                               & POOR'S)    (000)     (000)+
------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
?Cooper Industries Ltd.
   5.25%, 7/1/07                                 A-        $   490   $     519
CVS Corp.
   5.50%, 2/15/04                                A           1,525       1,587
DaimlerChrysler N.A. Holdings Corp.
   6.40%, 5/15/06                                BBB+        1,420       1,525
Delphi Corp.
   6.125%, 5/1/04                                BBB         1,295       1,342
Federated Department Stores, Inc.
   7.90%, 5/1/46                                 BBB+          790         842
FEDEX Corp.
   6.875%, 2/15/06                               BBB           375         416
Fred Meyer, Inc.
   7.15%, 3/1/03                                 BBB-        1,145       1,166
Hertz Corp.
   7.00%, 7/1/04                                 BBB           935         932
Honeywell International, Inc.
   5.125%, 11/1/06                               A           1,020       1,079
?Hyatt Equities LLC
   6.875%, 6/15/07                               BBB           425         432
Kroger Co.
   7.625%, 9/15/06                               BBB-        2,280       2,549
Lockheed Martin Corp.
   7.25%, 5/15/06                                BBB           835         944
Lowe's Cos., Inc.
   7.50%, 12/15/05                               A           1,015       1,148
Marriott International, Inc.
   8.125%, 4/1/05                                BBB+          730         804
Masco Corp.
   4.625%, 8/15/07                               BBB+          485         491
May Department Stores Co.
   6.875%, 11/1/05                               A             960       1,078
Mohawk Industries, Inc.
   6.50%, 4/15/07                                BBB           320         353
Pepsiamericas, Inc.
   3.875%, 9/12/07                               A-            240         243
Phillips Petroleum Co.
   8.50%, 5/25/05                                A-            685         784
Progress Energy, Inc.
   6.75%, 3/1/06                                 BBB         1,095       1,176
Raytheon Co.
   6.75%, 8/15/07                                BBB-          780         863
Safeway, Inc.
   6.15%, 3/1/06                                 BBB         1,050       1,132
Simon Property Group LP
   6.375%, 11/15/07                              BBB         1,140       1,246

                                               ++RATINGS    FACE
                                               (STANDARD   AMOUNT      VALUE
                                               & POOR'S)    (000)     (000)+
------------------------------------------------------------------------------
Southwest Airlines Co.
 Class A-2
   5.496%, 11/1/06                               AAA       $   230   $     244
TCI Communications, Inc.
   8.00%, 8/1/05                                 BBB+          525         508
Tenet Healthcare Corp.
   5.375%, 11/15/06                              BBB         1,055       1,105
Union Pacific Corp.
   5.84%, 5/25/04                                BBB           500         527
UnitedHealth Group, Inc.
   7.50%, 11/15/05                               A             455         520
Vornado Realty
   5.625%, 6/15/07                               BBB           340         352
?Weyerhaeuser Co.
   5.50%, 3/15/05                                BBB         1,300       1,351
------------------------------------------------------------------------------
GROUP TOTAL                                                             30,649
------------------------------------------------------------------------------
TAXABLE MUNICIPALS (0.2%)
New York State Power Authority,
 Series B
   6.11%, 2/15/11                                AA-           805         809
------------------------------------------------------------------------------
TELEPHONES (0.5%)
GTE Corp.
   6.36%, 4/15/06                                A+            980       1,035
   9.10%, 6/1/03                                 A+            990       1,018
------------------------------------------------------------------------------
GROUP TOTAL                                                              2,053
------------------------------------------------------------------------------
TRANSPORTATION (0.3%)
Norfolk Southern Corp.
   7.875%, 2/15/04                               BBB           725         776
Union Pacific Corp.
   9.625%, 12/15/02                              BBB           625         634
------------------------------------------------------------------------------
GROUP TOTAL                                                              1,410
------------------------------------------------------------------------------
U.S. TREASURY NOTES (13.8%)
   3.00%, 1/31/04                                Tsy        18,500      18,852
   3.25%, 12/31/03                               Tsy        18,500      18,893
   3.50%, 11/15/06                               Tsy        14,000      14,595
   7.875%, 11/15/04                              Tsy         6,000       6,761
------------------------------------------------------------------------------
GROUP TOTAL                                                             59,101
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

LIMITED DURATION PORTFOLIO

2002 ANNUAL REPORT
September 30, 2002
                                                                              67

                                               ++RATINGS    FACE
                                               (STANDARD   AMOUNT      VALUE
                                               & POOR'S)    (000)     (000)+
------------------------------------------------------------------------------
UTILITIES (0.4%)
Consolidated Natural Gas Co.
   5.375%, 11/1/06                               BBB+      $   900   $     943
Niagara Mohawk Power Co.,
 Series E
   7.375%, 7/1/03                                A-            783         808
------------------------------------------------------------------------------
GROUP TOTAL                                                              1,751
------------------------------------------------------------------------------
YANKEE (0.8%)
?Pemex Master Trust
   7.875%, 2/1/09                                BBB-          490         492
Quebec Province
   5.50%, 4/11/06                                A+          1,645       1,789
?Ras Laffan Liquified Natural Gas Co.
   7.628%, 9/15/06                               BBB+          396         421
United Mexican States
   8.625%, 3/12/08                               BBB-          450         491
------------------------------------------------------------------------------
GROUP TOTAL                                                              3,193
------------------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES
 (Cost $313,117)                                                       320,264
------------------------------------------------------------------------------
                                                           SHARES
                                                            ------
PREFERRED STOCKS (0.3%)
------------------------------------------------------------------------------
MORTGAGE -- OTHER (0.3%)
?!Home Ownership Funding Corp.,
   13.33% (Cost $1,051)                          Aa2         1,800       1,161
------------------------------------------------------------------------------
                                                            FACE
                                                           AMOUNT
                                                            (000)
                                                            ------
CASH EQUIVALENTS (38.1%)
------------------------------------------------------------------------------
DISCOUNT NOTES (33.3%)
Federal Home Loan Bank
   1.60%, 10/9/02                                          $15,000      14,993
   1.69%, 10/2/02                                           10,000       9,999
Federal Home Loan Mortgage Corporation
   1.60%, 10/9/02-11/5/02                                   40,000      39,956
   1.61%, 11/7/02                                           20,000      19,965
   1.68%, 11/15/02                                          12,000      11,975
   1.76%, 10/1/02                                           15,000      14,999

                                                            FACE
                                                           AMOUNT      VALUE
                                                            (000)     (000)+
------------------------------------------------------------------------------
Federal National Mortgage Association
   1.66%, 11/6/02                                          $15,000   $  14,974
   1.68%, 10/15/02                                          16,400      16,388
------------------------------------------------------------------------------
GROUP TOTAL                                                            143,249
------------------------------------------------------------------------------
REPURCHASE AGREEMENT (4.8%)
**J.P. Morgan Securities Inc.,
   1.87%, dated 9/30/02, due 10/1/02                        20,711      20,711
------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
 (Cost $163,969)                                                       163,960
------------------------------------------------------------------------------
TOTAL INVESTMENTS (112.9%)
 (Cost $478,137)                                                       485,385
------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES (-12.9%)
Cash                                                                        41
Interest Receivable                                                      2,466
Receivable for Fund Shares Sold                                          1,495
Due from Broker                                                            424
Receivable for Investments Sold                                             55
Other Assets                                                                 6
Payable for Forward Commitments                                        (51,040)
Payable for Fund Shares Redeemed                                        (4,656)
Payable for Investments Purchased                                       (3,259)
Payable for Daily Variation Margin on Futures Contracts                   (558)
Payable for Investment Advisory Fees                                      (298)
Payable for Administrative Fees                                            (33)
Dividends Payable                                                          (20)
Payable for Trustees' Fees and Expenses                                    (14)
Other Liabilities                                                          (57)
                                                                     ---------
                                                                       (55,448)
------------------------------------------------------------------------------
NET ASSETS (100%)                                                    $ 429,937
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

LIMITED DURATION PORTFOLIO

68

                                                                       VALUE
                                                                      (000)+
------------------------------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------------------------------
NET ASSETS
Applicable to 40,205,640 outstanding shares of beneficial interest
 (unlimited authorization, no par value)                             $ 429,937
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                               $10.69
------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                     $ 424,461
 Undistributed Net Investment Income (Loss)                                 50
 Undistributed Realized Net Gain (Loss)                                   (746)
 Unrealized Appreciation (Depreciation) on:
   Investment Securities                                                 7,248
   Futures                                                              (1,076)
------------------------------------------------------------------------------
NET ASSETS                                                           $ 429,937
------------------------------------------------------------------------------

+     See Note A1 to Financial Statements.
++    Ratings are unaudited.
?     144A security. Certain conditions for public sale may exist.
??    Security is subject to delayed delivery.
+++ A portion of these securities was pledged to cover margin requirements for futures contracts.
! Moody's Investor Service, Inc. rating. Security is not rated by Standard & Poor's Corporation.
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
## Variable or floating rate security -- rate disclosed is as of September 30, 2002.
PAC   Planned Amortization Class
TBA   To be announced.

    The accompanying notes are an integral part of the financial statements.

2002 ANNUAL REPORT
September 30, 2002
                                                                              69

Portfolio Overview (Unaudited)

MUNICIPAL PORTFOLIO

The Municipal Portfolio invests primarily in tax-exempt municipal debt obligations issued by state and local governments or their agencies. The Portfolio will also invest selectively in taxable fixed-income securities when the expected risk-adjusted and after-tax total return compares favorably to municipal bonds. Normally, at least 80% of the Portfolio's income will be exempt from regular federal income tax.

For the past fiscal year, the Portfolio's Institutional Class of shares returned 7.27% versus 8.66% for the benchmark (a 50%/50% Blend of the Lehman Five & Ten Year Municipal Indices). Opportunistic exposure to the corporate sector had the largest negative impact on relative performance. Interest rate risk management was somewhat neutral for the period: While a short duration position added value in late 2001, we have been early with a similar short duration position the third quarter of 2002, which has hurt results. In the municipal sector, opportunistic management of spread risk added value, while security selection decisions detracted from returns. Exposure to agency mortgage backed bonds added value during the period.

Duration is now more than one year less than that of the benchmark. After starting the third quarter with a neutral exposure relative to the benchmark, duration was gradually reduced during the quarter as the Treasury market became increasing overvalued. We believe that Treasury prices are now extremely overvalued and have shortened duration to protect the value of the portfolio when interest rates rise. Our analysis indicates that the yield curve is pricing in a very pessimistic outlook for the economy.

We are maintaining opportunistic exposure to taxable bonds, including below investment grade issues. While the risks have increased, we believe the yield advantage for bearing corporate credit risk is quite attractive for selected names. We are also finding good value in Agency mortgage backed securities. Municipal holdings emphasize longer maturity issues where we are finding the most value. Exposure to changes in municipal yields remains modestly above that of the benchmark. The Portfolio continues to emphasize high credit quality (AA1 average) and strong call protection. These characteristics help us to meet our objective of balancing attractive risk adjusted, after-tax performance, deflation protection and conservation of capital. We believe that our holdings offer above-average value, and that the Portfolio is well positioned to earn attractive risk-adjusted, after-tax returns going forward.

GRAPH
**Minimum Investment
AVERAGE ANNUAL TOTAL RETURNS ENDED 9/30/02*
---------------------------------------------------------------

MUNICIPAL                                Lehman      Lehman
-------------------------------------    5 Year      10 Year     Blended
                        Institutional   Municipal   Municipal   Municipal
                             (1)          Index       Index       Index
-----------------------------------------------------------------------------
One Year                    7.27%         7.85%       9.47%       8.66%
-----------------------------------------------------------------------------
Five Years                  6.33%         6.09%       6.77%       6.43%
-----------------------------------------------------------------------------
Since Inception             7.14%         5.95%       7.08%       6.83%
-----------------------------------------------------------------------------

*Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time. Total returns shown in the graph and table assume that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns are compared to the Lehman 5 Year Municipal Index and the Lehman 10 Year Index, both unmanaged market indices and should not be considered an investment, as well as the Blended Municipal Index, an unmanaged index comprised of the Lehman Long Municipal Index from 10/1/92 to 3/31/96 and 50% Lehman 10 Year Municipal Index and 50% Lehman 5 Year Municipal Index thereafter.

(1)Represents an investment in the Institutional Class. The Municipal Portfolio commenced operations on 10/1/92.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

70

Statement of Net Assets

MUNICIPAL PORTFOLIO
FIXED INCOME SECURITIES (99.5%)

                                            ++RATINGS         FACE
                                            (STANDARD       AMOUNT       VALUE
SEPTEMBER 30, 2002                          & POOR'S)        (000)      (000)+
------------------------------------------------------------------------------
MUNICIPAL BONDS (92.0%)
Abilene, TX Health Facilities Development
 Corp. SAVRS (MBIA)
   1.55%, 9/19/25                             AAA       $    1,850   $   1,850
Allegheny County, PA Hospital Development
 Authority Revenue Bonds
   9.25%, 11/15/15                            B+             1,300       1,447
Allegheny County, PA Industrial
 Development Authority Revenue Bonds
   4.75%, 12/1/32                             BBB+             525         525
Arkansas State Development Finance
 Authority Home Mortgage Revenue Bonds,
 Series B-1
   4.90%, 7/1/29                              AAA                5           5
Austin, TX Convention Enterprises, Inc.,
 Revenue Bonds,
 Series A
   6.70%, 1/1/28                              BBB-             400         413
Badger TOB Asset Securitization Corp., WI,
 Revenue Bonds
   6.13%, 6/1/27                              A              1,350       1,350
Beaver County, PA Industrial Development
 Authority Pollution Control Revenue Bonds
   4.65%, 6/1/33                              BBB-             750         754
Beaver County, PA Industrial Development
 Authority Pollution Control SAVRS (AMBAC)
   1.27%, 11/1/29                             AAA            2,500       2,500
Berks County, PA (FGIC)
   Zero Coupon, 5/15/19                       AAA            1,250         579
   Zero Coupon, 11/15/20                      AAA            1,000         420
Brazos County, TX River Authority Revenue
 Bonds, Reliant Energy, Inc.,
 Series B
   5.20%, 12/1/18                             BBB              550         542
Brazos County, TX River Authority Revenue
 Bonds, Texas Utilities,
 Series B
   5.05%, 6/1/30                              BBB+             425         438
Brunswick County, NC, General Obligation
 Bonds
   5.00%, 5/1/17                              AAA            1,700       1,847
Bucks County, PA Industrial Development
 Authority Revenue Bonds, Grand View
 Hospital,
 Series B SAVRS (AMBAC)
   1.65%, 7/3/12                              AAA            1,800       1,800

                                            ++RATINGS         FACE
                                            (STANDARD       AMOUNT       VALUE
                                            & POOR'S)        (000)      (000)+
------------------------------------------------------------------------------
!Bucks County, PA Water & Sewer Authority,
 Series B (FGIC)
   5.50%, 2/1/08                              Aaa       $       65   $      69
Butler & Sedgwick Counties, KS Unified
 School District (FSA)
   5.85%, 9/1/17                              AAA            1,375       1,596
California Housing & Finance Agency
 Revenue Bonds (MBIA)
   5.30%, 8/1/14                              AAA                5           5
Carbon County, PA Industrial Development
 Authority Revenue Bonds
   6.65%, 5/1/10                              BBB-             340         361
Carrollton, TX General Obligation Bonds
 (FSA)
   5.125%, 8/15/16                            AAA            1,045       1,134
Center Township, PA Sewer Authority
 Revenue Bonds,
 Series A (MBIA)
   Zero Coupon, 4/15/17                       AAA              615         324
Charleston County, SC Hospital Facilities
 Revenue Bonds, University Medical
 Associates,
 Series A SAVRS (MBIA)
   1.398%, 11/15/24                           AAA            2,200       2,200
Chattanooga-Hamilton County, TN Hospital
 Authority Revenue Bonds, Erlanger Health
 Systems SAVRS
   1.55%, 10/1/25                             AAA            1,900       1,900
Chelsea, MA Lease Revenue Bonds,
 Series B SAVRS
   1.45%, 6/13/23                             AAA            1,850       1,850
Chicago, IL General Obligation Bonds,
 Series A (FGIC)
   Zero Coupon, 1/1/19                        AAA            4,000       1,874
Chicago, IL Wastewater Transmission
 Revenue Bonds (MBIA)
   5.50%, 1/1/20                              AAA            1,650       1,911
Children's Trust Fund Revenue Bonds
   5.75%, 7/1/20                              A              1,320       1,399
Clear Creek, TX Independent School
 District (PSFG)
   5.65%, 2/15/19                             AAA            1,000       1,123
Cleveland, OH Airport Special Revenue
 Bonds
   5.50%, 12/1/08                             B+               750         583

    The accompanying notes are an integral part of the financial statements.

MUNICIPAL PORTFOLIO

2002 ANNUAL REPORT
September 30, 2002
                                                                              71

                                            ++RATINGS         FACE
                                            (STANDARD       AMOUNT       VALUE
                                            & POOR'S)        (000)      (000)+
------------------------------------------------------------------------------
MUNICIPAL BONDS (CONT'D)
Colorado E470 Public Highway Authority
 Revenue Bonds,
 Series B (MBIA)
   Zero Coupon, 9/1/29                        AAA       $   18,900   $   4,821
Colorado Health Facilities Authority
 Revenue Bonds, SAVRS
 Series A
   1.43%, 10/29/20                            AAA            2,200       2,200
Colorado Health Facilities Authority
 Revenue Bonds,
 Series A
   Zero Coupon, 7/15/20                       AAA            1,000         425
!Council Rock, PA School District General
 Obligation Bonds,
 Series A (MBIA)
   5.00%, 11/15/19                            Aaa            1,285       1,362
!Cranberry Township, PA,
 Series B (FGIC)
   4.80%, 12/1/18                             Aaa            1,310       1,371
Crandall, TX Independent School District
 General Obligation Bonds
   Zero Coupon, 8/15/19                       AAA            1,670         753
   Zero Coupon, 8/15/21                       AAA            2,645       1,051
Crown Point, IN Multi-School Building
 Corp. Revenue Bonds (MBIA)
   Zero Coupon, 1/15/24                       AAA            5,200       1,783
Cypress, TX Fairbanks Independent School
 District
   4.80%, 2/15/19                             AAA            1,650       1,701
Dallas Fort Worth, TX International
 Airport Facility Corporate Revenue Bonds
   6.375%, 5/1/35                             BB-            1,100         446
Dallas, TX Area Rapid Transit Sales Tax
 Revenue Bonds (FGIC)
   4.80%, 12/1/20                             AAA            2,800       2,879
   4.90%, 12/1/21                             AAA            1,800       1,856
Delaware County, PA Industrial Development
 Authority Revenue Bonds
   6.50%, 1/1/08                              BBB              200         219
Delta County, MI Economic Development
 Corp. Revenue Bonds
   6.25%, 4/15/27                             BBB              450         451
Denton, TX Utility System Revenue Bonds
 (AMBAC)
   5.00%, 12/1/16                             AAA            1,340       1,435

                                            ++RATINGS         FACE
                                            (STANDARD       AMOUNT       VALUE
                                            & POOR'S)        (000)      (000)+
------------------------------------------------------------------------------
District of Columbia, University of
 Georgetown Revenue Bonds,
 Series C SAVRS (MBIA)
   1.48%, 4/25/34                             AAA       $    2,000   $   2,000
!Dover, PA Area School District (FGIC)
   5.00%, 4/1/16                              Aaa            1,000       1,077
Eagle, IN-Union Middle School Building
 Revenue Bonds (AMBAC)
   4.90%, 7/5/16                              AAA            1,000       1,066
   5.00%, 7/5/17                              AAA            1,000       1,069
East Porter County, IN School Building
 Corp. Revenue Bonds (MBIA)
   4.70%, 7/15/12                             AAA            1,025       1,097
!Edgewood, TX Independent School District
 (PSFG)
   4.75%, 8/15/16                             Aaa            1,310       1,377
   4.85%, 8/15/17                             Aaa              880         924
Elizabeth Forward, PA School District,
 Series B (MBIA)
   Zero Coupon, 9/1/11                        AAA            1,250         905
+Essex County, NJ Utility Authority
 Revenue Bonds,
 Series A (FSA)
   4.80%, 4/1/14                              Aaa            1,005       1,070
Fort Wayne, IN Hospital Authority Hospital
 Revenue Bonds (MBIA)
   4.70%, 11/15/11                            AAA            1,100       1,182
!Frisco, TX Independent School District
 (PSFG)
   Zero Coupon, 8/15/20                       Aaa            3,145       1,342
   Zero Coupon, 8/15/22                       Aaa            3,115       1,170
Georgetown County, SC Pollution Control
 Facility Revenue Bonds
   5.125%, 2/1/12                             BBB              725         751
Georgia State Housing & Financing
 Authority,
 Series A A2 (FHA)
   5.875%, 12/1/19                            AAA               20          20
Girard Area, PA School District (FGIC)
   Zero Coupon, 10/1/18                       AAA              700         340
   Zero Coupon, 10/1/19                       AAA              250         114
Granite City, Madison County, IL Disposal
 Revenue Bonds SAVRS
   5.00%, 5/1/27                              BBB              550         559
Grapevine, TX Certificates of Obligation
 (FGIC)
   5.75%, 8/15/17                             AAA            1,000       1,146
Hawaii State Certificate of Participation,
 Series A (AMBAC)
   4.80%, 5/1/12                              AAA            1,275       1,373

    The accompanying notes are an integral part of the financial statements.

MUNICIPAL PORTFOLIO

72

                                            ++RATINGS         FACE
                                            (STANDARD       AMOUNT       VALUE
                                            & POOR'S)        (000)      (000)+
------------------------------------------------------------------------------
MUNICIPAL BONDS (CONT'D)
Hawaii State Department of Budget &
 Finance Special Purpose Revenue Bonds
 SAVRS
   1.45%, 12/1/22                             AAA       $    1,900   $   1,900
Henrico County, VA Industrial Development
 Authority Revenue Bonds SAVRS (FSA)
   1.60%, 8/23/27                             AAA            2,500       2,500
Hillsborough County, FL, Industrial
 Development Authority Pollution Control
 Revenue Bonds
   4.00%, 5/15/18                             BBB            1,150       1,157
Houston, TX Housing Finance & Development
 Corp., Single Family Mortgage Revenue
 Bonds,
 Series B-1
   8.00%, 6/1/14                              A                 70          74
Illinois Development Finance Authority
 Revenue Bonds (FGIC)
   Zero Coupon, 12/1/09                       AAA            2,000       1,573
Illinois Development Finance Authority,
 Solid Waste Disposal Revenue Bonds
   5.85%, 2/1/07                              BBB              110         114
Illinois Educational Facilities Authority
 Revenue Bonds SAVRS
   1.45%, 4/1/28                              AAA            3,000       3,000
!Illinois Health Facilities Authority
 Revenue Bonds
   5.00%, 11/15/12                            Aaa            1,000       1,071
Illinois Health Facilties Authority
 Revenue Bonds SAVRS (AMBAC)
   5.00%, 9/16/24                             AAA            1,850       1,850
Indiana State University Revenue Bonds,
 Series I (FGIC)
   5.20%, 10/1/12                             AAA            1,640       1,820
Indiana Transportation Finance Authority
 Highway Revenue Bonds (AMBAC)
   Zero Coupon, 12/1/16                       AAA            1,695         914
Indianapolis, IN Airport Authority Revenue
 Bonds
   7.10%, 1/15/17                             BBB              375         402
Intermountain Power Agency, UT Power
 Supply Revenue Bonds,
 Series A
   Zero Coupon, 7/1/17                        A+             1,750         897
Irving, TX Independent School District,
 Series A
   Zero Coupon, 2/15/13                       AAA            1,945       1,292
Kane & De Kalb Counties, IL Unit School
 District (AMBAC)
   Zero Coupon, 12/1/09                       AAA              725         570

                                            ++RATINGS         FACE
                                            (STANDARD       AMOUNT       VALUE
                                            & POOR'S)        (000)      (000)+
------------------------------------------------------------------------------
Kansas State Development Finance Authority
 Revenue Bonds,
 Series E SAVRS (MBIA)
   1.45%, 3/15/24                             AAA       $    1,850   $   1,850
Kent State University,
 OH Revenue Bonds SAVRS
   1.45%, 5/1/32                              AAA            1,800       1,800
King County, WA General Obligation Bonds
 (MBIA)
   5.00%, 12/1/19                             AAA            1,075       1,129
Lakeview, MI Public School District
   5.00%, 5/1/16                              AAA            1,060       1,142
Leander, TX Independent School District
 General Obligation Bonds
   4.85%, 8/15/20                             AAA            1,160       1,195
Long Island, NY Power Authority Electric
 System Revenue Bonds,
 Series A (FSA)
   Zero Coupon, 6/1/16                        AAA            3,700       2,110
Louisiana Tobacco Settlement Financing
 Corp.,
 Revenue Bonds,
 Series 01-B
   5.50%, 5/15/30                             A              1,350       1,277
Maryland State Economic Development Corp.,
 Revenue Bonds,
 Series B
   7.50%, 12/1/14                             N/R              350         331
Massachusetts State Development Financing
 Agency Resource Recovery Revenue Bonds,
 Series B
   6.90%, 12/1/29                             BBB              250         276
Massachusetts State Health & Educational
 Facility Authority Revenue Bonds (AMBAC)
   4.80%, 7/1/12                              AAA            1,665       1,781
Massachusetts State Port Authority Revenue
 Bonds,
 Series 99-A
   5.75%, 10/1/29                             CCC              900         144
Massachusetts State Water Reserve
 Authority
 Revenue Bonds, SAVRS
 Series D (AMBAC)
   1.32%, 4/1/29                              AAA            2,200       2,200

    The accompanying notes are an integral part of the financial statements.

MUNICIPAL PORTFOLIO

2002 ANNUAL REPORT
September 30, 2002
                                                                              73

                                            ++RATINGS         FACE
                                            (STANDARD       AMOUNT       VALUE
                                            & POOR'S)        (000)      (000)+
------------------------------------------------------------------------------
MUNICIPAL BONDS (CONT'D)
Maury County, TN Industrial Development
 Board Solid Waste Disposal Revenue Bonds,
 Series A
   6.30%, 8/1/18                              BBB       $    1,075   $   1,155
McKinney, TX Independent School District
 General Obligation Bonds
   4.75%, 2/15/20                             AAA            1,155       1,181
Memphis-Shelby County, TN Airport
 Authority Special Facilities Revenue
 Bonds, Federal Express Corp.
   5.00%, 9/1/09                              BBB              850         899
Metropolitan Pier & Exposition Authority,
 IL Dedicated State Tax Revenue Bonds
   Zero Coupon, 6/15/20                       AAA              725         476
   Zero Coupon, 12/15/23                      AAA            4,250       1,473
Midland, TX Independent School District
   5.95%, 3/1/18 (FGIC)                       AAA            1,225       1,403
   Zero Coupon, 8/15/06 (PSFG)                AAA              750         681
Milwaukee, WI Sewer Revenue Bonds (AMBAC)
   4.875%, 6/1/19                             AAA            2,070       2,152
   5.00%, 6/1/20                              AAA            1,170       1,232
Minneapolis & St. Paul, MN Community
 Special Facilities Revenue Bonds,
 Series B
   6.50%, 4/1/25                              N/R              405         376
Mobile, AL Industrial Development Board
 Solid Waste Family Mortgage Revenue
 Bonds,
 Series E
   6.95%, 1/1/20                              CCC              267           3
Montana State Health Facility Authority
 Revenue Bonds SAVRS (AMBAC)
   1.65%, 2/25/25                             BBB+           1,900       1,900
Montgomery County, PA Industrial
 Development Authority Pollution Control
 Revenue Bonds
   5.20%, 10/1/30                             BBB+             850         890
Montour, PA School District (MBIA)
   Zero Coupon, 1/1/13                        AAA              300         201
!Morton Grove, IL (FGIC)
   4.50%, 12/1/13                             Aaa            1,480       1,551
Nassau County, NY Improvement Bonds,
 Series E
   6.00%, 3/1/17                              AAA            1,275       1,476
Nebraska Investment Financing Authority
 Hospital Revenue Bonds SAVRS (MBIA)
   1.38%, 12/8/16                             AAA            4,400       4,400

                                            ++RATINGS         FACE
                                            (STANDARD       AMOUNT       VALUE
                                            & POOR'S)        (000)      (000)+
------------------------------------------------------------------------------
Nebraska Investment Financing Authority
 Revenue Bonds,
 Series B
   5.60%, 3/1/20                              AAA       $      130   $     131
 Series D
   5.80%, 3/1/20                              AAA               55          56
Nevada Department of Business & Industry
 Revenue Bonds (AMBAC)
   Zero Coupon, 1/1/21                        AAA            2,000         816
   Zero Coupon, 1/1/23                        AAA            1,845         663
Nevada Housing Division,
 Series:
   A-2
   5.30%, 4/1/28                              AAA              450         470
   B-2
   5.70%, 10/1/27                             AAA              190         193
New Hampshire State Turnpike System
 Revenue Bonds SAVRS (MBIA)
   1.40%, 2/1/24                              AAA            1,900       1,900
!New Jersey Economic Development Authority
 Revenue Bonds, Series A
   Zero Coupon, 4/1/12                        Aaa              625         446
New York City, NY General Obligation
 Inv Fl Bonds
   2.26%, 9/30/03                             A                350         435
New York City, NY Industrial Development
 Agency Revenue Bonds (FSA)
   6.00%, 11/1/15                             AAA            2,005       2,173
New York State Dormitory Authority Revenue
 Bonds,
 Series:
   E (FSA)
   5.10%, 2/15/11                             AAA              825         917
   H (FGIC)
   5.10%, 2/15/11                             AAA            1,250       1,390
Noblesville, IN High School Building Corp.
 (AMBAC)
   Zero Coupon, 2/15/19                       AAA            1,850         862
Norman, OK Regional Hospital Authority
 Revenue Bonds,
 Series B SAVRS (MBIA)
   Zero Coupon, 9/1/22                        AAA            1,850       1,850

    The accompanying notes are an integral part of the financial statements.

MUNICIPAL PORTFOLIO

74

                                            ++RATINGS         FACE
                                            (STANDARD       AMOUNT       VALUE
                                            & POOR'S)        (000)      (000)+
------------------------------------------------------------------------------
MUNICIPAL BONDS (CONT'D)
North Carolina Housing & Finance Agency
 Revenue Bonds,
 Series RR (FHA)
   5.00%, 9/1/22                              AA        $      310   $     313
North Carolina Municipal Power Agency,
 Electric Revenue Bonds
   6.625%, 1/1/10                             BBB+             850         987
!North Dakota State Housing & Finance
 Agency Revenue Bonds,
 Series C
   5.15%, 1/1/21                              Aa2               45          46
North Harris, TX Montgomery Community
 College District General Obligation Bonds
   4.90%, 2/15/21                             AAA            1,825       1,878
North Slope Borough, AK,
 Series A (MBIA)
   Zero Coupon, 6/30/12                       AAA            2,900       2,007
Northern Securitization Corp., AK, Asset
 Backed Bonds
   6.20%, 6/1/22                              A                205         211
Northside TX, Independent School District
 General Obligation Bonds,
 Series A
   4.90%, 8/1/21                              AAA            1,850       1,905
Okemos, MI Public School District (MBIA)
   Zero Coupon, 5/1/15                        AAA              900         533
Orange County, FL Health Facilities
 Authority Revenue Bonds,
 Series C SAVRS (MBIA)
   Zero Coupon, 10/15/26                      AAA            1,900       1,900
Orange County, FL Housing & Finance
 Authority Single Family Mortgage
 Revenue Bonds,
 Series B
   5.10%, 9/1/27                              AAA              200         201
Ouachita Parish, LA West Ouachita Parish
 School District Revenue Bonds (MBIA)
   4.70%, 9/1/14                              AAA            1,020       1,089
Pearland, TX Independent School District,
 Series C
   4.875%, 2/15/19                            AAA            1,425       1,478
   4.90%, 2/15/20                             AAA            1,505       1,557
Penn Hills Township, PA,
 Series B
   Zero Coupon, 6/1/12                        N/R            1,615       1,084
   Zero Coupon, 12/1/13                       N/R              500         311

                                            ++RATINGS         FACE
                                            (STANDARD       AMOUNT       VALUE
                                            & POOR'S)        (000)      (000)+
------------------------------------------------------------------------------
Pennsylvania Convention Center Authority
   6.25%, 9/1/04                              BBB       $      110   $     116
   6.70%, 9/1/16 (FGIC)                       AAA              500         638
Pennsylvania Housing & Finance Authority,
 Series:
   47
   5.20%, 4/1/27                              AA+               40          41
   48
   5.375%, 10/1/16                            AA+               30          32
   50A
   5.35%, 10/1/08                             AA+               95          99
   51
   5.65%, 4/1/20                              AA+               65          65
   52B
   5.55%, 10/1/12                             AA+              295         308
Pennsylvania State Financing Authority
 School Revenue Bonds, Aliquippa School
 District
   Zero Coupon, 6/1/12                        A                685         453
Pennsylvania State Higher Educational
 Facilities Authority Revenue Bonds,
 Series B SAVRS (MBIA)
   1.49%, 7/1/32                              AAA            1,900       1,900
!Pennsylvania State Public School Building
 Authority, Marple Newtown School District
 Project Revenue Bonds (MBIA)
   4.60%, 3/1/15                              Aaa            1,065       1,126
   4.70%, 3/1/16                              Aaa              715         754
Person County, NC Industrial Facilities &
 Pollution Control Financing Authority
 Revenue Bonds,
 Series A SAVRS
   1.35%, 11/1/18                             AAA            1,900       1,900
Philadelphia, PA Authority For Industrial
 Development Special Facilities Revenue
 Bonds, Doubletree Hotel,
 Series A
   6.50%, 10/1/27                             N/R              320         320
!Philadelphia, PA Hospital Authority
 Revenue Bonds
   10.875%, 7/1/08                            Aaa               90         107
!Philadelphia, PA Hospitals & Higher
 Education Facilities Authority Revenue
 Bonds
   6.15%, 7/1/05                              Baa3              50          56
Philadelphia, PA Water & Wastewater
 Revenue Bonds (FGIC)
   5.15%, 6/15/04                             AAA               50          53

    The accompanying notes are an integral part of the financial statements.

MUNICIPAL PORTFOLIO

2002 ANNUAL REPORT
September 30, 2002
                                                                              75

                                            ++RATINGS         FACE
                                            (STANDARD       AMOUNT       VALUE
                                            & POOR'S)        (000)      (000)+
------------------------------------------------------------------------------
MUNICIPAL BONDS (CONT'D)
Pittsburgh, PA Stadium Authority Lease
 Revenue Bonds
   6.50%, 4/1/11                              AAA       $      205   $     240
Port Authority, NY & NJ Special Obligation
 Revenue Bonds
   7.00%, 10/1/07                             N/R              600         634
Richardson, TX, Hotel Occupancy
 Certificates of Obligation (FGIC)
   5.75%, 2/15/17                             AAA            1,405       1,598
Rio Grande City, TX Consolidated
 Independent School District General
 Obligation Bonds
   4.45%, 8/15/20                             AAA            1,245       1,238
Robinson Township, PA
   6.90%, 5/15/18                             AAA              105         128
Rockport, IN Pollution Control Revenue
 Bonds SAVRS
   4.90%, 6/1/25                              BBB+             455         475
Saginaw, MI Hospital Financing Authority
 Revenue Bonds,
 Series E (MBIA)
   5.375%, 7/1/19                             AAA            1,265       1,347
Sam Rayburn, TX Municipal Power Agency
 Revenue Bonds
   6.00%, 10/1/21                             BBB-             650         660
San Antonio County, TX Parking System
 Revenue Bonds (AMBAC)
   5.50%, 8/15/17                             AAA              700         780
!Sanger, TX Independent School District
   Zero Coupon, 2/12/19                       Aaa            1,255         583
   Zero Coupon, 2/12/19                       Aaa            1,505         617
   Zero Coupon, 2/15/22                       Aaa            1,505         579
Savannah, GA Economic Development
 Authority Revenue Bonds
   7.40%, 4/1/26                              N/R              310         306
Scranton, PA Health & Welfare Authority
   6.625%, 7/1/09                             AAA               90         104
Seattle, WA Refunding & Public Improvement
 General Obligation Bonds
   4.60%, 12/1/21                             AAA            2,500       2,514
Southeastern Area Schools, PA Revenue
 Bonds,
 Series:
   A
   Zero Coupon, 10/1/06                       A                200         179
   B
   Zero Coupon, 10/1/06                       A                390         349

                                            ++RATINGS         FACE
                                            (STANDARD       AMOUNT       VALUE
                                            & POOR'S)        (000)      (000)+
------------------------------------------------------------------------------
Spring, TX Independent School District
 General Obligation Bonds,
 Series A (PSFG)
   5.00%, 8/15/19                             AAA       $    1,760   $   1,849
St. Charles Parish, LA Pollution Control
 Revenue Bonds,
 Series C
   5.35%, 10/1/29                             BBB-             950         969
Steel Valley, PA School District,
 Allegheny County General Obligation Bonds
   Zero Coupon, 11/1/11                       A              1,170         806
   Zero Coupon, 11/1/17                       A                650         308
Stroudsbreg, PA Area District School,
 Series A (FSA)
   4.90%, 4/1/20                              AAA            1,110       1,157
Suffolk County, NY Institute of Technology
 SAVRS
   1.45%, 3/1/26                              AAA            2,500       2,500
Texas State Housing & Community Revenue
 Bonds,
 Series D
   5.45%, 3/1/21                              AAA              365         380
Tobacco Settlement Financing Corp., RI,
 Asset Backed Bonds,
 Series A
   6.00%, 6/1/23                              A              1,575       1,596
!Toledo-Lucas County, OH Port Authority
 Revenue Bonds
   6.45%, 12/15/21                            Baa2             900         979
!Tomball, TX Independent School District
 (PSFG)
   4.75%, 2/15/15                             Aaa            1,205       1,276
University of Arkansas Revenue Bonds (FSA)
   4.90%, 12/1/19                             N/R            2,315       2,427
University of North Texas Board of Regents
 (FGIC)
   4.875%, 4/15/20                            AAA            2,250       2,318
Upper Darby Township, PA (AMBAC)
   Zero Coupon, 7/15/11                       AAA              525         382
Utah County, UT Environmental Improvement
 Revenue Bonds
   5.05%, 11/1/17                             BBB+             170         170
Vancouver, WA Water & Sewer Revenue Bonds
 (MBIA)
   4.60%, 6/1/13                              AAA            1,000       1,050
Vermont Educational & Health Buildings
 Funding Agency SAVRS (FGIC)
   1.50%, 9/12/13                             AAA            1,750       1,750

    The accompanying notes are an integral part of the financial statements.

MUNICIPAL PORTFOLIO

76

                                            ++RATINGS         FACE
                                            (STANDARD       AMOUNT       VALUE
                                            & POOR'S)        (000)      (000)+
------------------------------------------------------------------------------
MUNICIPAL BONDS (CONT'D)
!Wake County, NC Industrial Facilities &
 Pollution Control Funding Authority
 Revenue Bonds,
 Series G SAVRS (AMBAC)
   1.40%, 10/1/22                             Aaa       $    2,000   $   2,000
Washington County, PA Industrial
 Development Authority Pollution Control
 Revenue Bonds, West Pennsylvania Power
 Co. (MBIA)
   4.95%, 3/1/03                              AAA              150         152
!Washington State Health Care Facilities
 Authority Revenue Bonds
   5.125%, 11/15/11 (AMBAC)                   Aaa            1,000       1,092
   4.70%, 10/1/11 (FSA)                       Aaa            1,075       1,148
Washington State Recreational Facility,
 Series S-5
   Zero Coupon, 1/1/17                        AAA            6,900       3,644
Washoe County, NV General Obligation
 Bonds,
 Series B (FSA)
   Zero Coupon, 7/1/18                        AAA            4,235       2,034
West Ottawa, MI Public School District
   5.00%, 5/1/21                              AAA            1,680       1,767
West Virginia State Parkways Economic
 Development & Tourism Authority SAVRS
 (FGIC)
   1.44%, 5/16/19                             AAA            3,200       3,200
   1.48%, 5/16/19                             AAA            1,800       1,800
West Virginia University Revenue Bonds,
 Series A (AMBAC)
   Zero Coupon, 4/1/22                        AAA            1,000         382
   Zero Coupon, 4/1/24                        AAA            1,000         340
Western Michigan University Revenue Bonds
 SAVRS (MBIA)
   Zero Coupon, 11/15/30                      AAA            1,900       1,900
Wichita, KS Hospital Revenue Bonds,
 Series III-A (MBIA)
   1.45%, 10/1/17                             AAA            2,500       2,500
!Winnebago County, IL School District
 General Obligation Bonds (FSA)
   Zero Coupon, 1/1/14                        Aaa            3,600       2,275
Wisconsin Housing & Economic Development
 Authority Home Ownership Revenue Bonds,
 Series E
   5.125%, 9/1/26                             AA             1,320       1,349
Wisconsin State Health & Educational
 Facilities Authority (AMBAC)
   5.625%, 2/15/12                            AAA            1,000       1,150

                                            ++RATINGS         FACE
                                            (STANDARD       AMOUNT       VALUE
                                            & POOR'S)        (000)      (000)+
------------------------------------------------------------------------------
York County, PA Hospital Authority Revenue
 Bonds (AMBAC)
   2.59%, 7/1/21                              AAA       $    1,800   $   1,800
Ypsilanti, MI School District General
 Obligation Bonds (FGIC)
   4.70%, 5/1/12                              AAA            1,115       1,199
------------------------------------------------------------------------------
GROUP TOTAL                                                            225,702
------------------------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (4.8%)
Federal National Mortgage Association,
 ??October TBA
   6.00%, 10/1/32                             Agy            8,700       8,934
 ??November TBA
   6.00%, 11/1/32                             Agy            2,800       2,867
------------------------------------------------------------------------------
GROUP TOTAL                                                             11,801
------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (0.9%)
Federal Home Loan Mortgage Corporation,
 Series:
   1707 S Inv Fl IO
   6.925%, 3/15/24                            Agy            1,241         166
   207 IO
   7.00%, 4/1/30                              Agy              733          85
   215 IO
   8.00%, 7/1/31                              Agy            2,183         318
   2240 S Inv Fl IO
   7.279%, 4/15/25                            Agy              663          27
Federal National Mortgage Association,
 Series:
   02-50 SC Inv Fl
   6.286%, 12/25/29                           Agy            2,891         185
   307 IO
   8.00%, 6/1/30                              Agy            1,273         186
   320 2 IO
   7.00%, 3/1/32                              Agy            1,883         258
   99-49 SB IO Inv Fl
   7.17%, 3/25/23                             Agy            2,734         333
Government National Mortgage Association,
 Series:
   00-16 Inv Fl IO
   6.73%, 4/16/19                             Tsy            2,842         339
   00-35 S Inv Fl IO
   6.127%, 12/16/25                           Tsy            2,584         247
   99-44 Inv Fl IO
   6.73%, 12/16/29                            Tsy            1,281         146
------------------------------------------------------------------------------
GROUP TOTAL                                                 29,732       2,290
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MUNICIPAL PORTFOLIO

2002 ANNUAL REPORT
September 30, 2002
                                                                              77

                                            ++RATINGS         FACE
                                            (STANDARD       AMOUNT       VALUE
                                            & POOR'S)        (000)      (000)+
------------------------------------------------------------------------------
FINANCE (0.2%)
Monsanto Co.
   7.375%, 8/15/12                            A         $      350   $     373
------------------------------------------------------------------------------
INDUSTRIALS (1.3%)
ArvinMeritor, Inc.
   6.625%, 6/15/07                            BBB-             100         100
   8.75%, 3/1/12                              BBB-             375         403
Belo Corp.
   8.00%, 11/1/08                             BBB-             130         143
Cox Communications, Inc.
   7.125%, 10/1/12                            BBB              355         354
Ford Motor Co.
   7.45%, 7/16/31                             BBB+           1,325       1,091
Hyatt Equities LLC
   6.875%, 6/15/07                            BBB              260         264
Kennametal, Inc.
   7.20%, 6/15/12                             BBB              170         179
MGM Mirage, Inc.
   8.50%, 9/15/10                             BBB-             200         214
Starwood Hotels Resorts
   7.375%, 5/1/07                             BBB-             100          97
   7.875%, 5/1/12                             BBB-             245         238
------------------------------------------------------------------------------
GROUP TOTAL                                                              3,083
------------------------------------------------------------------------------
UTILITIES (0.1%)
PSEG Energy Holdings
   8.625%, 2/15/08                            BBB-             350         273
------------------------------------------------------------------------------
YANKEE (0.2%)
Abitibi-Consolidated, Inc.
   8.55%, 8/1/10                              BBB-             100         106
   8.85%, 8/1/30                              BBB-             220         218
Bowater Canada Finance
   7.95%, 11/15/11                            BBB-             255         254
------------------------------------------------------------------------------
GROUP TOTAL                                                                578
------------------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES (Cost
 $230,388)                                                             244,100
------------------------------------------------------------------------------
                                                          SHARES
                                                            ------
CASH EQUIVALENTS (4.9%)
------------------------------------------------------------------------------
MONEY MARKET FUNDS (3.5%)
Dreyfus Basic Municipal Money Market Fund                4,293,213       4,291
Vanguard Municipal Money Market Fund                     4,252,794       4,251
------------------------------------------------------------------------------
GROUP TOTAL                                                              8,542
------------------------------------------------------------------------------
                                                              FACE
                                                            AMOUNT       VALUE
                                                             (000)       (000)
------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.9%)
**J.P. Morgan Securities Inc.,
   1.87%, dated 9/30/02, due 10/1/02                    $    2,194   $   2,194
------------------------------------------------------------------------------
U.S. TREASURY SECURITIES (0.5%)
+++U.S. Treasury Bills
   1.55%, 10/17/02                                             600         599
   1.54%, 1/16/03                                              696         697
------------------------------------------------------------------------------
GROUP TOTAL                                                              1,296
------------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
 (Cost $12,032)                                                         12,032
------------------------------------------------------------------------------
TOTAL INVESTMENTS (104.4%) (Cost $242,420)                             256,132
------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-4.4%)
Cash                                                                        16
Receivable for Investments Sold                                         25,665
Receivable for Forward Commitments                                       2,866
Interest Receivable                                                      1,662
Receivable for Fund Shares Sold                                            288
Net Unrealized Gain on Swap Agreements                                      95
Due from Broker                                                             10
Dividends Receivable                                                         4
Other Assets                                                                 4
Payable for Investments Purchased                                      (26,250)
Payable for Forward Commitments                                        (14,548)
Payable for Fund Shares Redeemed                                          (198)
Payable for Investment Advisory Fees                                      (196)
Payable for Daily Variation Margin on Future
 Contracts                                                                (113)
Dividends Payable                                                         (109)
Payable for Administrative Fees                                            (19)
Payable for Trustees' Fees and Expenses                                     (9)
Other Liabilities                                                          (43)
                                                                     ---------
                                                                       (10,875)
------------------------------------------------------------------------------
NET ASSETS (100%)                                                    $ 245,257
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MUNICIPAL PORTFOLIO

78


Face
Amount                                        Value)
(000)                                         (000
------------------------------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------------------------------
NET ASSETS
Applicable to 19,629,146 outstanding shares of beneficial interest
 (unlimited authorization, no par value)                             $ 245,257
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                               $12.49
------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                     $ 231,774
 Undistributed Net Investment Income (Loss)                                 53
 Undistributed Realized Net Gain (Loss)                                    182
 Unrealized Appreciation (Depreciation) on:
   Investment Securities                                                13,712
   Futures and Swaps                                                      (464)
------------------------------------------------------------------------------
NET ASSETS                                                           $ 245,257
------------------------------------------------------------------------------

+     See Note A1 to Financial Statements.
++    Ratings are unaudited.
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
+++ A portion of these securities was pledged to cover margin requirements for futures contracts.
+ Moody's Investors Service, Inc. rating. Security is not rated by Standard & Poor's Corporation.
??    Security is subject to delayed delivery.
Inv FlInverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2002.
IO    Interest Only
AMBAC American Municipal Bond Assurance Corporation
FGIC  Financial Guaranty Insurance Corporation
FHA   Federal Housing Administration
FSA   Financial Security Assurance
MBIA  Municipal Bond Insurance Association
N/R   Not rated by Moody's Investor Service, Inc., or Standard & Poor's
      Corporation.
PSFG  Permanent School Fund Guaranteed
SAVRS Semi-Annual Variable Rate Securities
TBA   To be announced.

    The accompanying notes are an integral part of the financial statements.

2002 ANNUAL REPORT
September 30, 2002
                                                                              79

Portfolio Overview (Unaudited)

BALANCED PORTFOLIO

The Balanced Portfolio provides active asset allocation management using Morgan Stanley Investment Management's core equity and fixed-income strategies in a single portfolio. We shift assets as relative values change, using a 60% equity and 40% fixed-income allocation as a neutral starting point, and manage diversification and risk control across both asset classes.

Our Asset Allocation Team utilizes a variety of quantitative and qualitative measures to determine the relative attractiveness of global asset classes, markets, sectors, and styles. Our analysis is based on a strict adherence to a three-pronged evaluation of valuations, dynamics and technicals.

During fiscal 2002, the Portfolio's Institutional Class of shares returned -14.60% compared to -8.92% for its benchmark of 60% S&P 500 and 40% Salomon Broad Index. Asset allocation was a neutral contributor to performance relative to the benchmark, while security selection in both the equity and fixed income portion of the Portfolio detracted from returns.

In the early part of the fiscal year, the Portfolio was largely underweight to US equities. As equity markets continued to decline, the Portfolio moved to a neutral position in equities in March 2002, and increased equities to an overweight in June 2002. The Portfolio continued to add to equities as the market decline in the summer caused equity valuations to become more attractive. Simultaneously, the bond market rally caused real yields to become very extended relative to historical levels. While our defensive posture early in the year added to returns, our more constructive posture in the summer detracted as markets continued to fall. At fiscal year end, the Portfolio maintains an overweight to stocks, an underweight to bonds, and an overweight to cash.

Security selection in the equity portfolio underperformed due largely to an over allocation to growth oriented names in the technology and industrial sectors. Although the Fed had responded very aggressively to the economic slowdown, activity failed to revive these cyclically sensitive sectors. Within fixed income, our orientation towards spread products, such as corporate bonds and mortgages, caused the portfolio to underperform. As Treasury yields declined precipitously, we found better value among these spread products which generate a higher yield and give better protection should interest rates back up to more normal levels.

The fiscal year 2002 was a very difficult environment. In the aftermath of the terrorist attacks last September, market participants became anxious regarding the health of the global economy. Several major bankruptcies that followed soon after (Enron, WorldCom) revealed large-scale accounting problems, and led investors to question the reliability of earnings statements and the integrity of the accounting industry. High profile investigations by the New York State Attorney General into potential conflicts of interest between sell side research analysts and investment banking at major firms (Merrill Lynch, Citigroup) further undermined investor confidence. Lost amidst these negative headlines was the fact that the US economy did turn a corner. GDP growth for the year is expected to be solid, despite a volatile environment. Earnings per share, though not spectacular, are well above the trough formed in 2001. Monetary policy remains loose, providing much needed liquidity to the capital markets and the broad economy.

Looking forward, in our opinion, the valuations in equities are even more compelling today than 5 months ago. Relative to interest rates, equities are close to two standard deviations cheap. Earnings dynamics have not changed, and we continue to expect a mild, tepid recovery, leading to modest improvements in earnings next year. Technicals and sentiment are still very oversold for equities. In the past, this environment of attractive valuations, neutral dynamics and oversold sentiment have usually been followed by strong equity returns. Bonds, on the other hand, are very expensive. With 10-bond yields close to 4%, real yields are only 2%, compared to a historical average of 3%. Sentiment in bonds is also extremely overbought. These factors justify an overweight to equities and underweight to bonds at this time.

The severe decline of equity prices dealt a crushing blow to investor confidence in the third quarter. Our optimistic outlook for equities, based on valuations and technicals now risks the perception of being passe. No doubt some of the quarter's weakness can be attributed to the qualms surrounding Iraq, and a resolution to the situation in either direction (war or inspections) should calm investors' nerves. A more fundamental debate, however, is whether we have entered a new secular environment of deflation, in which our old valuation models no longer apply and deserve to be ignored. The current deflation debate in these volatile markets in many ways mirrors the "new economy" debate of the late 1990's, advanced by those seeking to justify bubble valuations of stocks. Not having subscribed to the "new economy" thesis in 1999, we are now skeptical of the deflation arguments. There are certainly deflationary forces at work, as reflected in low CPI for goods, low capacity utilization, and other remaining imbalances from the bursting of an asset bubble. However, these forces are symptomatic of any recession, and are not unique to deflationary scenarios. Additionally, there are indications that the economy is not about to fall into deflation. The U.S. CPI for services remains at 3.7% year-over-year, well above deflationary levels. The financial system has continued to function properly. Finally, global GDP growth in the third quarter was solid, despite gloomy indicators, and is expected to post positive results, albeit at low levels. We persist in our view that the current environment is a serious cyclical downturn which is in the process of bottoming, reaffirming our analytical framework, and our bullish stance on equities.

80

GRAPH
**Minimum Investment

The performance of the Investment and Adviser Class shares will vary based upon the different inception dates and fees assessed to those classes.
AVERAGE ANNUAL TOTAL RETURNS ENDED 9/30/02*
---------------------------------------------------------------

BALANCED
------------------------------------------------------------               Salomon
                                                                            Broad
                                                                          Investment    60/40
                       Institutional   Investment   Adviser    S&P 500      Grade      Blended
                            (1)           (2)         (3)       Index       Index       Index
--------------------------------------------------------------
One Year                 (14.60)%       (15.03)%    (14.76)%   (20.47)%     8.39%      (8.92)%
--------------------------------------------------------------------------------------------------
Five Years                 0.39%          0.15%       0.13%     (1.63)%     7.81%       2.76%
--------------------------------------------------------------------------------------------------
Since Inception(1)         7.05%         --          --          8.69%      7.56%       8.67%
--------------------------------------------------------------------------------------------------
Since Inception(2)        --           3.26%         --          2.95%      8.37%       5.80%
--------------------------------------------------------------------------------------------------
Since Inception(3)        --             --         3.79%        4.01%      7.85%       6.20%
--------------------------------------------------------------------------------------------------

*Total returns shown in the graph and table assume that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns are compared to the S&P 500 Index and the Salomon Broad Investment Grade Index, both unmanaged market indices and should not be considered an investment, as well as the 60/40 Blended Index, an unmanaged index comprised of 60% S&P 500 Index and 40% Salomon Broad Investment Grade Index.

(1)Represents an investment in the Institutional Class. The Balanced Portfolio commenced operations on 12/31/92.

(2)Represents an investment in the Investment Class which commenced operations on 4/3/97.

(3)Represents an investment in the Adviser Class which commenced operations on 11/1/96.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

FOREIGN INVESTMENTS ARE SUBJECT TO CERTAIN RISKS SUCH AS CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY, AND POLITICAL DEVELOPMENTS. HIGH-YIELD FIXED-INCOME SECURITIES, OTHERWISE KNOWN AS "JUNK BONDS", REPRESENT A MUCH GREATER RISK OF DEFAULT AND TEND TO BE MORE VOLATILE THAN HIGHER-RATED BONDS.

2002 ANNUAL REPORT
September 30, 2002
                                                                              81

Statement of Net Assets

BALANCED PORTFOLIO
FIXED INCOME SECURITIES (55.1%)

                                           ++RATINGS      FACE
                                           (STANDARD     AMOUNT       VALUE
           SEPTEMBER 30, 2002              & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (29.3%)
Federal Home Loan Mortgage Corporation,
 Conventional Pools:
   6.00%, 10/1/31                            Agy       $    2,300   $    2,365
   10.00%, 9/1/17                            Agy              140          157
   10.50%, 8/1/19-12/1/19                    Agy              342          387
   12.00%, 3/1/15                            Agy              105          122
 Gold Pools:
   8.00%, 2/1/21-8/1/31                      Agy            4,480        4,782
   8.50%, 7/1/31                             Agy            1,210        1,293
   9.50%, 12/1/22                            Agy              179          199
   10.00%, 12/1/19                           Agy              242          273
   11.00%, 5/1/20-9/1/20                     Agy              186          211
 ??October TBA
   6.50%, 10/1/32                            Agy            1,500        1,555
 ??November TBA
   6.50%, 11/1/32                            Agy            1,500        1,553
Federal National Mortgage Association,
 Conventional Pools:
   7.50%, 10/1/29-6/1/32                     Agy            9,960       10,515
   8.00%, 2/1/30-4/4/32                      Agy            6,606        7,063
   8.50%, 5/1/30-12/1/30                     Agy            3,643        3,902
   9.50%, 12/1/17-4/1/30                     Agy            2,842        3,166
   10.00%, 1/1/10-1/1/20                     Agy              188          211
   10.50%, 12/1/16-4/1/22                    Agy              924        1,050
   11.50%, 11/1/19                           Agy               14           16
   12.50%, 9/1/15                            Agy               52           60
 October TBA
   6.00%, 10/1/32                            Agy            8,000        8,215
   6.50%, 10/1/32                            Agy            6,650        6,889
   7.50%, 10/1/32                            Agy            4,200        4,432
 November TBA
   5.50%, 11/1/32                            Agy            5,450        5,487
   6.00%, 11/1/32                            Agy            4,300        4,403
   7.00%, 11/1/32                            Agy            8,600        8,976
Government National Mortgage Association
 Adjustable Rate Mortgages:
   5.375%, 2/20/25-1/20/28                   Tsy            2,402        2,469
   6.625%, 11/20/25-12/20/27                 Tsy              832          859

                                           ++RATINGS      FACE
                                           (STANDARD     AMOUNT       VALUE
                                           & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
 Various Pools:
   6.625%, 12/20/25                          Tsy       $      124   $      128
   7.00%, 1/15/31                            Tsy            2,580        2,710
   9.50%, 10/15/18-11/15/21                  Tsy              423          477
   10.00%, 11/15/09-12/15/21                 Tsy            1,360        1,534
   10.50%, 2/15/20-12/15/20                  Tsy              262          299
   11.00%, 1/15/19                           Tsy              232          268
 October TBA
   6.00%, 10/15/32                           Tsy            1,225        1,268
   6.50%, 10/15/32                           Tsy            2,500        2,605
------------------------------------------------------------------------------
GROUP TOTAL                                                             89,899
------------------------------------------------------------------------------
ASSET BACKED CORPORATES (5.0%)
BMW Vehicle Lease Trust,
 Series 02-A A2
   2.83%, 12/25/04                           AAA            1,000        1,008
Centex Home Equity Loan,
 Series:
   +01-B A1
   4.93%, 11/25/16                           Aaa              197          197
   02-A AF1
   2.91%, 12/25/16                           AAA              819          822
Chase Manhattan Auto Owner Trust,
 Series:
   02-A A2
   2.63%, 10/15/04                           AAA            1,000        1,004
   02-B A2
   2.70%, 1/18/05                            AAA            1,300        1,310
Citibank Credit Card Issuance Trust,
 Series:
   00-A1 A1
   6.90%, 10/15/07                           AAA              900        1,007
   00-A3 A3
   6.875%, 11/16/09                          AAA            1,185        1,370
DaimlerChrysler Auto Trust,
 Series:
   00-E A2
   6.21%, 12/8/03                            AAA              167          168
   00-E A3
   6.11%, 11/8/04                            AAA              900          922
   01-C A2
   3.71%, 7/6/04                             AAA              978          984
Federal Home Loan Mortgage Corporation,
 Series T-42 A1
   4.75%, 2/25/42                            Agy              769          771

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO

82

                                           ++RATINGS      FACE
                                           (STANDARD     AMOUNT       VALUE
                                           & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
ASSET BACKED CORPORATES (CONT'D)
Ford Credit Auto Owner Trust,
 Series 01-B A4
   5.12%, 10/15/04                           AAA       $    1,300   $    1,323
Honda Auto Receivables Owner Trust,
 Series 02-2 A2
   2.91%, 9/15/04                            AAA            1,200        1,210
Lehman ABS Manufactured Housing Contract,
 Series 01-B A1
   3.01%, 3/15/10                            AAA              527          530
MBNA Master Credit Card Trust,
 Series 00-E A
   7.80%, 10/15/12                           AAA              900        1,101
Nissan Auto Receivables Owner Trust,
 Series 02-B A2
   3.07%, 8/16/04                            AAA              900          907
Toyota Auto Receivables Owner Trust,
 Series 01-C A2
   3.77%, 7/15/04                            AAA              765          769
------------------------------------------------------------------------------
GROUP TOTAL                                                             15,403
------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- AGENCY COLLATERAL SERIES (2.0%)
Federal Home Loan Mortgage Corporation,
 Series:
   191 IO
   8.00%, 1/1/28                             Agy               88           14
   206 IO
   7.50%, 12/1/29                            Agy            1,577          199
   215 IO
   8.00%, 7/1/31                             Agy              267           39
   1415-S Inv Fl IO
   37.875%, 11/15/07                         Agy               78           43
   1476-S Inv Fl IO REMIC PAC
   6.429%, 2/15/08                           Agy              832           74
   1485-S Inv Fl IO REMIC
   7.725%, 3/15/08                           Agy              596           63
   1600-SA Inv Fl IO REMIC
   6.125%, 10/15/08                          Agy            1,325          120
   2234-SC Inv Fl IO
   6.727%, 10/15/29                          Agy            1,149           76
Federal National Mortgage Association,
 Series:
   90-106 J PAC
   8.50%, 9/25/20                            Agy               81           90
   92-186 S Inv Fl IO
   5.429%, 10/25/07                          Agy            1,406          105

                                           ++RATINGS      FACE
                                           (STANDARD     AMOUNT       VALUE
                                           & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
   94-97 FC REMIC
   2.544%, 3/25/24                           Agy       $       28   $       28
   97-53 PI IO PAC
   8.00%, 8/18/27                            Agy              759          123
   00-32 Inv Fl IO
   7.68%, 3/18/30                            Agy              862           60
   01-4 SA Inv Fl IO
   5.73%, 2/17/31                            Agy            2,132          208
   02-18 PG PAC-1
   5.50%, 6/25/08                            Agy              952          973
   02-W3 A1
   4.75%, 2/25/17                            Agy            1,177        1,178
   270-2 IO
   8.50%, 9/1/23                             Agy              684          114
   281-2 IO
   9.00%, 11/1/26                            Agy              257           41
   296-2 IO
   8.00%, 4/1/24                             Agy              673          107
   306 IO
   8.00%, 5/1/30                             Agy              990          146
   317-1 PO 8/1/31                           Agy            1,896        1,757
   317-2
   8.00%, 8/1/31                             Agy            1,896          275
   320-2
   7.00%, 3/1/32                             Agy              856          117
Government National Mortgage Association,
 Series:
   99-30 S Inv Fl IO
   6.777%, 8/16/29                           Tsy            1,603          139
   99-30 SA Inv Fl IO
   6.177%, 4/16/29                           Tsy            2,506          215
------------------------------------------------------------------------------
GROUP TOTAL                                                              6,304
------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- NON-AGENCY COLLATERAL SERIES (0.0%)
American Housing Trust,
 Series V 1G
   9.125%, 4/25/21                           AAA               70           73
------------------------------------------------------------------------------
COMMERCIAL MORTGAGES (0.3%)
Carousel Center Finance, Inc.,
 Series 1 A1
   6.828%, 11/15/07                          AA               525          528
Nomura Asset Securities Corp.,
 Series 94-MD1 A3
   9.531%, 3/15/18                           N/R              286          257
------------------------------------------------------------------------------
GROUP TOTAL                                                                785
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO

2002 ANNUAL REPORT
September 30, 2002
                                                                              83

                                           ++RATINGS      FACE
                                           (STANDARD     AMOUNT       VALUE
                                           & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
ENERGY (0.0%)
Mobile Energy Services LLC
   8.665%, 1/1/17                            D         $      438   $        4
------------------------------------------------------------------------------
FEDERAL AGENCY (1.4%)
??(a)Federal National Mortgage
 Association
   6.625%, 11/15/30                          Agy            3,575        4,199
------------------------------------------------------------------------------
FINANCE (4.7%)
?AIG SunAmerica Global Financing VI
   6.30%, 5/10/11                            AAA              380          423
American General Corp.
   7.50%, 7/15/25                            AA-              300          360
?Anthem Insurance Cos., Inc.
   9.00%, 4/1/27                             BBB+             250          306
AXA Financial, Inc.
   6.50%, 4/1/08                             A+               320          347
Bank One Corp.
   7.625%, 10/15/26                          A-               315          381
Boeing Capital Corp.
   5.80%, 1/15/13                            A+                90           92
CIGNA Corp.
   6.375%, 10/15/11                          A+               195          210
(a)Citigroup, Inc.
   5.625%, 8/27/12                           A+               260          271
   6.00%, 2/21/12                            A+               240          260
EOP Operating LP
   6.763%, 6/15/07                           BBB              330          361
   7.50%, 4/19/29                            BBB+             145          158
?Farmers Insurance Exchange
   8.625%, 5/1/24                            BBB+           1,100          838
(a)Ford Motor Credit Corp.
   7.375%, 10/28/09                          BBB+             115          109
General Electric Capital Corp.
   6.75%, 3/15/32                            AAA              455          488
General Motors Acceptance Corp.
   6.875%, 9/15/11                           BBB+             410          400
   8.00%, 11/1/31                            BBB+             370          359
Goldman Sachs Group, Inc.
   6.875%, 1/15/11                           A+               485          538
GS Escrow Corp.
   7.125%, 8/1/05                            BB+              625          681
Household Finance Corp.
   5.875%, 2/1/09                            A                510          479
J.P. Morgan Chase & Co.
   5.35%, 3/1/07                             A+               135          142
   7.00%, 11/15/09                           A+               330          366

                                           ++RATINGS      FACE
                                           (STANDARD     AMOUNT       VALUE
                                           & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
?John Hancock Financial Services, Inc.
   7.375%, 2/15/24                           AA-       $      515   $      553
MBNA America Bank
   6.50%, 6/20/06                            BBB+             425          452
?Metropolitan Life Insurance Co.
   7.45%, 11/1/23                            A+               350          383
   7.80%, 11/1/25                            A+               250          285
Monsanto Co.
   7.375%, 8/15/12                           A                190          203
?Nationwide Mutual Life Insurance Co.
   7.50%, 2/15/24                            A-               640          636
?Prime Property Funding II
   7.00%, 8/15/04                            A                540          581
?Prudential Holdings LLC
   7.245%, 12/18/23                          AAA              730          836
   8.695%, 12/18/23                          A                360          411
?Systems 2001 Asset Trust LLC
   6.664%, 9/15/13                           AAA              699          768
Washington Mutual, Inc.
   8.25%, 4/1/10                             BBB              475          576
World Financial Properties,
 Series:
   96 WFP-B
   6.91%, 9/1/13                             AA-              710          769
   96-WFP D
   6.95%, 9/1/13                             AA-              420          456
------------------------------------------------------------------------------
GROUP TOTAL                                                             14,478
------------------------------------------------------------------------------
INDUSTRIALS (4.4%)
Aetna, Inc.
   7.875%, 3/1/11                            BBB              300          328
Albertson's, Inc.
   7.50%, 2/15/11                            BBB+             110          128
AOL Time Warner, Inc.
   6.625%, 5/15/29                           BBB+             265          201
   7.57%, 2/1/24                             BBB+             145          119
ArvinMeritor, Inc.
   6.625%, 6/15/07                           BBB-              95           95
   8.75%, 3/1/12                             BBB-             200          215
Belo Corp.
   8.00%, 11/1/08                            BBB-              95          105
Boeing Capital Corp.
   6.10%, 3/1/11                             A+                45           47
?Centex Corp.
   7.875%, 2/1/11                            BBB              265          297
(a)Clear Channel Communications, Inc.
   7.65%, 9/15/10                            BBB-             305          322

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO

84

                                           ++RATINGS      FACE
                                           (STANDARD     AMOUNT       VALUE
                                           & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
INDUSTRIALS (CONT'D)
Conoco, Inc.
   6.95%, 4/15/29                            A-        $      280   $      316
Corning, Inc. (Convertible)
   Zero Coupon 11/8/15                       BBB              310          136
Cox Communications, Inc.
   F 7.125%, 10/1/12                         BBB              160          160
(a)DaimlerChrysler N.A. Holdings Corp.
   8.00%, 6/15/10                            BBB+             200          228
   8.50%, 1/18/31                            BBB+             275          327
(a)Dana Corp.
   9.00%, 8/15/11                            BB               400          375
Delphi Corp.
   7.125%, 5/1/29                            BBB              150          151
Federated Department Stores, Inc.
   (a)6.625%, 9/1/08                         BBB+             140          154
   7.90%, 5/1/46                             BBB+             105          112
?Florida Windstorm
   7.125%, 2/25/19                           AAA              280          315
Ford Motor Co.
   6.625%, 10/1/28                           BBB+             705          532
   7.45%, 7/16/31                            A                145          119
Harrah's Operating Co., Inc.
   8.00%, 2/1/11                             BBB-             245          282
Hartford Life, Inc.
   7.375%, 3/1/31                            A                495          547
HCA, Inc.
   7.19%, 11/15/15                           BBB-             150          158
   7.58%, 9/15/25                            BBB-             115          115
   9.00%, 12/15/14                           BBB-             150          182
Health Net, Inc.
   8.375%, 4/15/11                           BBB-             430          510
Hertz Corp.
   7.40%, 3/1/11                             BBB              105           98
   (a)7.625%, 6/1/12                         BBB              280          262
Honeywell International, Inc.
   6.125%, 11/1/11                           A                290          317
?Hyatt Equities LLC
   6.875%, 6/15/07                           BBB              160          163
(a)Kennametal, Inc.
   7.20%, 6/15/12                            BBB              155          163
Kroger Co.
   7.50%, 4/1/31                             BBB-             255          280
   7.70%, 6/1/29                             BBB-             230          258
Lenfest Communications, Inc.
   7.625%, 2/15/08                           BBB              425          404

                                           ++RATINGS      FACE
                                           (STANDARD     AMOUNT       VALUE
                                           & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
Lockheed Martin Corp.
   7.75%, 5/1/26                             BBB       $      275   $      331
Lowe's Cos., Inc.
   6.50%, 3/15/29                            A                245          265
   6.875%, 2/15/28                           A                105          119
Masco Corp.
   6.50%, 8/15/32                            BBB+              85           85
MeadWestvaco Corp.
   6.85%, 4/1/12                             BBB              185          201
MGM Mirage, Inc.
   8.50%, 9/15/10                            BBB-             120          128
Mohawk Industries, Inc.
   7.20%, 4/15/12                            BBB              125          142
News America Holdings, Inc.
   7.28%, 6/30/28                            BBB-             225          205
   7.75%, 1/20/24-2/1/24                     BBB-             460          437
Phelps Dodge Corp.
   8.75%, 6/1/11                             BBB-              37           38
Pulte Homes, Inc.
   7.875%, 8/1/11                            BBB-             320          355
Raytheon Co.
   8.30%, 3/1/10                             BBB-             230          270
Safeway, Inc.
   5.80%, 8/15/12                            BBB              210          221
Simon Property Group LP
   6.375%, 11/15/07                          BBB              295          323
?Starwood Hotels Resorts
   7.375%, 5/1/07                            BBB-             100           97
   7.875%, 5/1/12                            BBB-             240          233
TCI Communications, Inc.
   7.875%, 2/15/26                           BBB+             205          202
Tenet Healthcare Corp.
   6.875%, 11/15/31                          BBB              370          390
U.S. Airways Corp., Pass Through
 Certificate,
 Series 00-1 G
   8.11%, 2/20/17                            AAA              273          283
Vornado Realty
   5.625%, 6/15/07                           BBB               95           98
Waste Management, Inc.
   7.00%, 7/15/28                            BBB              210          192
   7.375%, 5/15/29                           BBB              265          256
Weyerhaeuser Co.
   6.75%, 3/15/12                            BBB              185          201
------------------------------------------------------------------------------
GROUP TOTAL                                                             13,593
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO

2002 ANNUAL REPORT
September 30, 2002
                                                                              85

                                           ++RATINGS      FACE
                                           (STANDARD     AMOUNT       VALUE
                                           & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
NON-AGENCY FIXED RATE MORTGAGE (0.0%)
(c)@First Federal Savings & Loan
 Association,
 Series 92-C
   8.75%, 6/1/06                             AA        $       --   $       --
Ryland Acceptance Corp. IV,
 Series 79 A
   6.65%, 7/1/11                             AA+               30           32
------------------------------------------------------------------------------
GROUP TOTAL                                                                 32
------------------------------------------------------------------------------
OTHER (6.5%)
##TRAINS
   +6.591%, 8/15/08                          Baa3           2,640        2,532
   +5.89%, 1/25/07                           Baa1           7,328        7,603
   6.851%, 1/15/12                           A-             2,508        2,722
   +8.654%, 2/1/12                           B1             7,350        6,238
   +7.64%, 1/15/32                           Baa1             720          778
------------------------------------------------------------------------------
GROUP TOTAL                                                             19,873
------------------------------------------------------------------------------
TELEPHONES (0.5%)
Alltel Corp.
   7.00%, 7/1/12                             A                175          195
(a)AT&T Corp.
   8.00%, 11/15/31                           BBB+             525          486
(a)AT&T Wireless Services, Inc.
   8.75%, 3/1/31                             BBB              290          209
GTE Corp.
   6.94%, 4/15/28                            A+               580          542
Sprint Capital Corp.
   8.375%, 3/15/12                           BBB-             205          143
------------------------------------------------------------------------------
GROUP TOTAL                                                              1,575
------------------------------------------------------------------------------
TRANSPORTATION (0.1%)
Continental Airlines,
 Series 98-1A
   6.648%, 3/15/19                           AA-              368          339
?Jet Equipment Trust,
 Series 95-C
   10.69%, 5/1/15                            BB-              155           23
------------------------------------------------------------------------------
GROUP TOTAL                                                                362
------------------------------------------------------------------------------
UTILITIES (0.2%)
Cincinnati Gas & Electric Co.
   5.70%, 9/15/12                            BBB               40           41
Consolidated Natural Gas Co.,
 Series C
   6.25%, 11/1/11                            BBB+             210          223

                                           ++RATINGS      FACE
                                           (STANDARD     AMOUNT       VALUE
                                           & POOR'S)     (000)        (000)+
------------------------------------------------------------------------------
?(a)PSEG Energy Holdings, Inc.
   8.625%, 2/15/08                           BBB-      $      160   $      125
   9.125%, 2/10/04                           BBB-             325          305
------------------------------------------------------------------------------
GROUP TOTAL                                                                694
------------------------------------------------------------------------------
YANKEE (0.7%)
Abitibi-Consolidated, Inc.
   (a)8.55%, 8/1/10                          BBB-              95          100
   8.85%, 8/1/30                             BBB-             145          144
Bowater, Inc.
   7.95%, 11/15/11                           BBB              160          159
(o)Glencore Nickel Property Ltd.
   9.00%, 12/1/14                            CC               655          161
(o)Global Crossing Holdings Ltd.
   8.70%, 8/1/07                             N/R              320            5
   9.125%, 11/15/06                          N/R              820           13
Inco Ltd.
   7.20%, 9/15/32                            BBB-              35           35
   7.75%, 5/15/12                            BBB-             100          113
(a)Pemex Project Funding Master Trust
   9.125%, 10/13/10                          BBB-             240          256
?Ras Laffan Liquefied Natural Gas Co.
   8.294%, 3/15/14                           BBB+             185          207
Republic of Colombia
   11.75%, 2/25/20                           BB               270          220
?Sappi Papier Holding AG
   6.75%, 6/15/12                            BBB               90           99
United Mexican States
   8.30%, 8/15/31                            BBB-             180          175
   8.375%, 1/14/11                           BBB-             400          421
------------------------------------------------------------------------------
GROUP TOTAL                                                              2,108
------------------------------------------------------------------------------
TOTAL FIXED INCOME SECURITIES
 (Cost $169,230)                                                       169,382
------------------------------------------------------------------------------

                                                         SHARES
                                                           ------
COMMON STOCKS (55.3%)
------------------------------------------------------------------------------
AEROSPACE (0.4%)
(a)Boeing Co.                                               8,530          291
General Dynamics Corp.                                      3,270          266
Lockheed Martin Corp.                                       5,520          357
Northrop Grumman Corp.                                        360           45
Raytheon Co.                                                5,710          167
------------------------------------------------------------------------------
GROUP TOTAL                                                              1,126
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO

86

                                                                      VALUE
                                                         SHARES       (000)+
------------------------------------------------------------------------------
AIR TRANSPORT (0.1%)
(a)Delta Air Lines, Inc.                                    7,100   $       66
Southwest Airlines Co.                                      8,710          114
------------------------------------------------------------------------------
GROUP TOTAL                                                                180
------------------------------------------------------------------------------
APPAREL (0.2%)
Liz Claiborne, Inc.                                        14,300          357
V.F. Corp.                                                  6,100          219
------------------------------------------------------------------------------
GROUP TOTAL                                                                576
------------------------------------------------------------------------------
AUTOMOBILES (0.1%)
(a)Ford Motor Co.                                          17,800          174
General Motors Corp.                                          500           20
------------------------------------------------------------------------------
GROUP TOTAL                                                                194
------------------------------------------------------------------------------
AUTOMOTIVE RELATED (0.1%)
Delphi Corp.                                               13,700          117
Harley-Davidson, Inc.                                       3,700          172
------------------------------------------------------------------------------
GROUP TOTAL                                                                289
------------------------------------------------------------------------------
BANKS (3.5%)
AmSouth Bancorp                                             7,130          148
Bank of America Corp.                                      23,772        1,517
Bank of New York Co.                                       20,190          580
Bank One Corp.                                              9,070          339
BB&T Financial Corp.                                        2,200           77
(a)Charter One Financial, Inc.                              4,000          119
City National Corp.                                         9,400          440
Comerica, Inc.                                              1,240           60
Fifth Third Bancorp                                         9,185          562
FleetBoston Financial Corp.                                 8,890          181
J.P. Morgan Chase & Co.                                    33,500          636
KeyCorp.                                                    9,940          248
(a)Marshall & Ilsley Corp.                                  4,670          130
Mellon Financial Corp.                                      3,440           89
National City Corp.                                         5,720          163
Northern Trust Corp.                                        1,670           63
PNC Financial Services Group                               11,800          498
Regions Financial Corp.                                     6,260          205
SouthTrust Corp.                                            6,700          162
State Street Corp.                                          6,780          262
Suntrust Banks, Inc.                                        2,460          151
(a)Synovus Financial Corp.                                  6,870          142
U.S. Bancorp                                               44,790          832
Union Planters Corp.                                        5,720          157
Wachovia Corp.                                             29,260          956

                                                                      VALUE
                                                         SHARES       (000)+
------------------------------------------------------------------------------
(a)Washington Mutual, Inc.                                 25,160   $      792
Wells Fargo & Co.                                          20,320          979
------------------------------------------------------------------------------
GROUP TOTAL                                                             10,488
------------------------------------------------------------------------------
BASIC CHEMICALS (0.5%)
Air Products & Chemicals, Inc.                             11,700          491
Dow Chemical Co.                                            5,300          145
E.I. DuPont de Nemours                                     11,300          408
Engelhard Corp.                                            18,200          434
PPG Industries, Inc.                                        4,100          183
------------------------------------------------------------------------------
GROUP TOTAL                                                              1,661
------------------------------------------------------------------------------
BEVERAGE (1.9%)
Anheuser-Busch Cos., Inc.                                  21,930        1,110
(a)Coca Cola Enterprises, Inc.                              9,210          196
(a)Coca-Cola Co.                                           56,780        2,723
(a)Pepsi Bottling Group, Inc.                              10,270          240
PepsiCo, Inc.                                              43,040        1,590
------------------------------------------------------------------------------
GROUP TOTAL                                                              5,859
------------------------------------------------------------------------------
BUILDING & HOUSING (0.1%)
Danaher Corp.                                                 620           35
Masco Corp.                                                14,310          280
------------------------------------------------------------------------------
GROUP TOTAL                                                                315
------------------------------------------------------------------------------
BUSINESS SERVICES (0.2%)
(a)Cintas Corp.                                               620           26
Concord EFS, Inc.                                           1,350           21
*Fiserv, Inc.                                               2,510           71
*Jabil Circuit, Inc.                                        7,250          107
(a)Moody's Corp.                                            3,870          188
Paychex, Inc.                                               2,790           68
Waste Management, Inc.                                      3,690           86
------------------------------------------------------------------------------
GROUP TOTAL                                                                567
------------------------------------------------------------------------------
COMPUTERS & OFFICE EQUIPMENT (2.4%)
*Apple Computer, Inc.                                      11,040          160
*Brocade Communications Systems, Inc.                       4,000           30
*Cisco Systems, Inc.                                      162,690        1,705
*(a)Dell Computer Corp.                                    70,320        1,654
EMC Corp.                                                  63,880          292
Hewlett-Packard Co.                                        66,142          772
(a)International Business Machines Corp.                   29,520        1,724
*(a)Lexmark International, Inc., Class A                   14,000          658
Pitney Bowes, Inc.                                          1,350           41
*(a)Sun Microsystems, Inc.                                 95,560          247
------------------------------------------------------------------------------
GROUP TOTAL                                                              7,283
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO

2002 ANNUAL REPORT
September 30, 2002
                                                                              87

                                                                      VALUE
                                                         SHARES       (000)+
------------------------------------------------------------------------------
CONTAINERS (0.0%)
*Smurfit-Stone Container Corp.                              1,300   $       16
------------------------------------------------------------------------------
CREDIT & FINANCE (3.6%)
American Express Co.                                       36,450        1,136
(a)Capital One Financial Corp.                              8,110          283
*CIT Group, Inc.                                           15,500          279
Citigroup, Inc.                                           150,687        4,468
Countrywide Credit Industries, Inc.                           970           46
(a)Fannie Mae                                              18,750        1,116
Federal Home Loan Mortgage Corporation                     41,865        2,340
Golden West Financial Corp.                                   170           11
(a)Household International, Inc.                            9,340          264
MBNA Corp.                                                 54,180          996
SLM Holding Corp.                                             350           33
------------------------------------------------------------------------------
GROUP TOTAL                                                             10,972
------------------------------------------------------------------------------
DEPARTMENT STORES (0.2%)
*Dollar Tree Stores, Inc.                                   3,250           72
*Federated Department Stores, Inc.                            620           18
J.C. Penney Co., Inc.                                       2,210           35
*(a)Kohl's Corp.                                            9,835          598
Sears, Roebuck & Co.                                          800           31
------------------------------------------------------------------------------
GROUP TOTAL                                                                754
------------------------------------------------------------------------------
DISCOUNTERS (1.8%)
*(a)Costco Wholesale Corp.                                  5,110          165
Dollar General Corp.                                        8,950          120
Target Corp.                                               30,370          897
(a)TJX Cos., Inc.                                           8,650          147
Wal-Mart Stores, Inc.                                      86,690        4,269
------------------------------------------------------------------------------
GROUP TOTAL                                                              5,598
------------------------------------------------------------------------------
DRUGS (7.5%)
Abbott Labs, Inc.                                          38,370        1,550
Allergan, Inc.                                              1,410           77
*Amgen, Inc.                                               44,598        1,860
*(a)Biogen, Inc.                                            4,510          132
Bristol-Myers Squibb Co.                                   56,561        1,346
*Celgene Corp.                                              3,100           52
*Chiron Corp.                                               5,830          204
(a)Eli Lilly & Co.                                         30,270        1,675
*Forest Laboratories, Inc., Class A                         5,530          453
*Gilead Sciences, Inc.                                      2,925           98
*(a)Idec Pharmaceuticals Corp.                              6,300          261
Johnson & Johnson                                          80,210        4,338
*King Pharmaceuticals, Inc.                                 4,330           79
*MedImmune, Inc.                                            7,070          147
Merck & Co., Inc.                                          57,600        2,633

                                                                      VALUE
                                                         SHARES       (000)+
------------------------------------------------------------------------------
(a)Pfizer, Inc.                                           175,565   $    5,095
Pharmacia Corp.                                            31,730        1,234
Schering-Plough Corp.                                      31,930          681
Wyeth                                                      33,700        1,072
------------------------------------------------------------------------------
GROUP TOTAL                                                             22,987
------------------------------------------------------------------------------
ELECTRIC POWER (2.8%)
(a)Ameren Corp.                                            27,030        1,126
(a)American Electric Power Co.                             11,130          317
Cinergy Corp.                                              18,030          567
(a)Consolidated Edison, Inc.                               19,700          792
(a)Dominion Resources, Inc.                                16,270          825
DTE Energy Co.                                             17,400          708
(a)Duke Energy Corp.                                       24,730          483
*Edison International                                       6,360           64
Entergy Corp.                                              18,460          768
Exelon Corp.                                                8,920          424
FirstEnergy Corp.                                          12,020          359
(a)FPL Group, Inc.                                         11,750          632
NiSource, Inc.                                              3,800           65
*PG&E Corp.                                                 4,510           51
Progress Energy, Inc.                                       8,040          329
Public Service Enterprise Group, Inc.                       7,070          216
(a)Southern Co.                                             5,750          165
(a)TXU Corp.                                                7,420          310
(a)Xcel Energy, Inc.                                       31,890          297
------------------------------------------------------------------------------
GROUP TOTAL                                                              8,498
------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT (0.2%)
Cooper Industries, Inc., Class A                            7,900          240
Emerson Electric Co.                                          990           43
Honeywell International, Inc.                               9,917          215
------------------------------------------------------------------------------
GROUP TOTAL                                                                498
------------------------------------------------------------------------------
ELECTRONICS (2.1%)
*(a)Agilent Technologies, Inc.                             31,630          413
Altera Corp.                                               11,410           99
*(a)Analog Devices, Inc.                                    8,640          170
*Applied Materials, Inc.                                   50,550          584
Avnet, Inc.                                                17,400          188
*Axcelis Technologies, Inc.                                14,600           71
Intel Corp.                                               167,620        2,328
*KLA-Tencor Corp.                                           5,970          167
Linear Technology Corp.                                    11,470          238
Maxim Integrated Products, Inc.                            15,730          389
*(a)Micron Technology, Inc.                                15,330          190
(a)Molex, Inc.                                                450           11
Motorola, Inc.                                             48,180          490

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO

88

                                                                      VALUE
                                                         SHARES       (000)+
------------------------------------------------------------------------------
ELECTRONICS (CONT'D)
Scientific-Atlanta, Inc.                                   11,700   $      146
Texas Instruments, Inc.                                    50,750          750
*Xilinx, Inc.                                              13,935          221
------------------------------------------------------------------------------
GROUP TOTAL                                                              6,455
------------------------------------------------------------------------------
ENTERTAINMENT & LEISURE (0.2%)
(a)Carnival Corp.                                           6,730          169
*(a)International Game Technology                           2,700          187
(a)Walt Disney Co.                                         14,790          224
------------------------------------------------------------------------------
GROUP TOTAL                                                                580
------------------------------------------------------------------------------
FOOD PRODUCTS (1.0%)
Archer Daniels Midland Co.                                 11,240          141
Campbell Soup Co.                                           7,080          156
Conagra, Inc.                                              12,300          306
General Mills, Inc.                                         3,810          169
Kellogg Co.                                                11,330          377
Kraft Foods, Inc., Class A                                  7,900          288
Sara Lee Corp.                                             28,840          527
(a)Sysco Corp.                                             27,690          786
Wrigley                                                     6,810          337
------------------------------------------------------------------------------
GROUP TOTAL                                                              3,087
------------------------------------------------------------------------------
FOOD RETAILERS (0.7%)
(a)Albertson's, Inc.                                        9,960          241
CVS Corp.                                                  10,180          258
*(a)Kroger Co.                                             23,640          333
*(a)Safeway, Inc.                                           8,840          197
(a)Walgreen Co.                                            35,240        1,084
------------------------------------------------------------------------------
GROUP TOTAL                                                              2,113
------------------------------------------------------------------------------
FURNISHING & APPLIANCES (0.1%)
Stanley Works (The)                                         3,400          111
(a)Whirlpool Corp.                                          6,700          307
------------------------------------------------------------------------------
GROUP TOTAL                                                                418
------------------------------------------------------------------------------
HEALTH SERVICES (1.2%)
Aetna, Inc.                                                 2,210           79
CIGNA Corp.                                                 4,310          305
HCA, Inc.                                                  16,550          788
*Health Net, Inc.                                          46,200          991
*HEALTHSOUTH Corp.                                        122,900          510
*Laboratory Corp. of America Holdings                       2,350           79
McKesson HBOC, Inc.                                         3,360           95
*(a)Quest Diagnostics, Inc.                                 1,350           83
*Tenet Healthcare Corp.                                     4,380          217

                                                                      VALUE
                                                         SHARES       (000)+
------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                    7,070   $      617
*(a)Wellpoint Health Networks, Inc.                         1,150           84
------------------------------------------------------------------------------
GROUP TOTAL                                                              3,848
------------------------------------------------------------------------------
HEALTH TECHNOLOGY (0.5%)
*Boston Scientific Corp.                                    4,420          139
*Guidant Corp.                                              2,650           86
(a)Medtronic, Inc.                                         22,070          930
*St. Jude Medical, Inc.                                     3,360          120
*(a)Stryker Corp.                                           2,560          147
*(a)Zimmer Holdings, Inc.                                   6,630          254
------------------------------------------------------------------------------
GROUP TOTAL                                                              1,676
------------------------------------------------------------------------------
HOSPITAL SUPPLIES (0.3%)
(a)AmerisourceBergen Corp., Class A                         1,790          128
Baxter International, Inc.                                  6,200          189
Becton Dickinson & Co.                                      2,470           70
Biomet, Inc.                                                2,040           54
(a)Cardinal Health, Inc.                                    7,660          477
------------------------------------------------------------------------------
GROUP TOTAL                                                                918
------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS (1.9%)
(a)Alberto-Culver Co., Class B                              2,700          132
Avon Products, Inc.                                         6,020          278
Clorox Co.                                                  6,810          274
(a)Colgate Palmolive                                       13,110          707
Fortune Brands, Inc.                                       10,000          473
Gillette Co.                                               20,350          602
Kimberly-Clark Corp.                                        9,730          551
Proctor & Gamble Co.                                       30,870        2,759
------------------------------------------------------------------------------
GROUP TOTAL                                                              5,776
------------------------------------------------------------------------------
INSURANCE (2.8%)
(a)Ace Ltd.                                                10,830          321
(a)Aflac, Inc.                                              8,810          270
Allmerica Financial Corp.                                   6,100           73
Allstate Corp.                                             18,940          673
Ambac Financial Group, Inc.                                 1,150           62
(a)American International Group, Inc.                      37,980        2,078
Chubb Corp.                                                 1,150           63
Cincinnati Financial Corp.                                  4,500          160
Erie Indemnity Co., Class A                                 6,600          275
(a)Hartford Financial Services Group,
 Inc.                                                      17,600          722
Jefferson-Pilot Corp.                                       2,200           88
John Hancock Financial Services, Inc.                       3,000           83
Lincoln National ASA                                        2,650           81
(a)Loews Corp.                                              2,020           87
Marsh & McLennan Cos., Inc.                                14,090          587

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO

2002 ANNUAL REPORT
September 30, 2002
                                                                              89

                                                                      VALUE
                                                         SHARES       (000)+
------------------------------------------------------------------------------
INSURANCE (CONT'D)
(a)MBIA, Inc.                                               4,760   $      190
Metlife, Inc.                                              14,890          339
MGIC Investment Corp.                                       5,520          225
*(a)Principal Financial Group                               8,370          219
Progressive Corp.                                           4,760          241
*Prudential Financial, Inc.                                10,610          303
(a)St. Paul Cos., Inc.                                     24,460          702
*(a)Travelers Property Casualty Corp.,
 Class A                                                   11,400          150
*Travelers Property Casualty Corp., Class
 B                                                          7,145           97
UnumProvident Corp.                                        14,670          299
XL Capital Ltd., Class A                                    1,060           78
------------------------------------------------------------------------------
GROUP TOTAL                                                              8,466
------------------------------------------------------------------------------
INVESTMENT COMPANIES (1.1%)
Bear Stearns Co., Inc.                                      3,700          209
(a)Charles Schwab Corp. (The)                              37,700          328
(a)Franklin Resources, Inc.                                13,130          408
(a)Goldman Sachs Group, Inc.                               13,520          893
Lehman Brothers Holdings, Inc.                             17,230          845
Merrill Lynch & Co.                                        21,320          702
------------------------------------------------------------------------------
GROUP TOTAL                                                              3,385
------------------------------------------------------------------------------
LODGING (0.1%)
*Cendant Corp.                                             10,510          113
(a)Starwood Hotels & Resorts Worldwide,
 Inc., Class B                                              8,150          182
------------------------------------------------------------------------------
GROUP TOTAL                                                                295
------------------------------------------------------------------------------
MACHINERY (0.7%)
(a)Caterpillar, Inc.                                        3,320          124
(a)Cummins, Inc.                                           11,900          281
Deere & Co.                                                   810           37
(a)Eaton Corp.                                              9,700          618
Illinois Tool Works, Inc.                                   3,320          194
*(a)Navistar International Corp.                           12,100          262
(a)Parker-Hannifin Corp.                                   18,700          714
------------------------------------------------------------------------------
GROUP TOTAL                                                              2,230
------------------------------------------------------------------------------
MISC. INDUSTRIALS (2.2%)
3M Corp.                                                    4,690          516
Dover Corp.                                                12,600          320
General Electric Co.                                      136,435        3,363
Ingersoll-Rand Co., Class A                                14,420          497
ITT Industries, Inc.                                          900           56
Textron, Inc.                                               2,320           79

                                                                      VALUE
                                                         SHARES       (000)+
------------------------------------------------------------------------------
Tyco International Group S.A.                              86,430   $    1,219
United Technologies Corp.                                  14,630          826
------------------------------------------------------------------------------
GROUP TOTAL                                                              6,876
------------------------------------------------------------------------------
NATURAL GAS PIPELINES (0.1%)
El Paso Corp.                                              40,920          338
------------------------------------------------------------------------------
NON-FERROUS METALS (0.0%)
*Cia Vale do Rio Doce, Sponsored ADR                        3,000           68
------------------------------------------------------------------------------
OIL -- DOMESTIC & CRUDE (1.0%)
(a)Amerada Hess Corp.                                       3,620          246
Anadarko Petroleum Corp.                                   18,520          825
Apache Corp.                                                4,270          254
Burlington Resources, Inc.                                  5,250          201
*ConocoPhillips, Inc.                                      12,897          596
Devon Energy Corp.                                            450           22
Kerr McGee Corp.                                            3,000          130
Marathon Oil Corp.                                          6,820          155
*Occidental Petroleum Corp.                                13,770          391
Unocal Corp.                                                8,180          257
------------------------------------------------------------------------------
GROUP TOTAL                                                              3,077
------------------------------------------------------------------------------
OIL -- INTERNATIONAL (2.4%)
BP plc ADR                                                 10,200          407
ChevronTexaco Corp.                                        24,675        1,709
Exxon Mobil Corp.                                         149,830        4,780
Royal Dutch Petroleum Co.                                   7,600          305
(a)TotalFinaElf S.A. ADR                                    4,700          309
------------------------------------------------------------------------------
GROUP TOTAL                                                              7,510
------------------------------------------------------------------------------
OIL -- OFFSHORE DRILLING (0.0%)
Transocean Sedco Forex, Inc.                                3,390           71
------------------------------------------------------------------------------
OIL -- WELL EQUIPMENT & SERVICES (0.6%)
(a)Baker Hughes, Inc.                                      19,160          556
*(a)BJ Services Co.                                        15,190          395
Halliburton Co.                                            20,270          262
Schlumberger Ltd.                                          15,830          609
*(a)Smith International, Inc.                               4,200          123
------------------------------------------------------------------------------
GROUP TOTAL                                                              1,945
------------------------------------------------------------------------------
OTHER CONSUMER SERVICES (0.1%)
*Apollo Group, Inc., Class A                                  450           20
*(a)Weight Watchers International, Inc.                     4,200          182
------------------------------------------------------------------------------
GROUP TOTAL                                                                202
------------------------------------------------------------------------------
PUBLISHING & BROADCASTING (1.3%)
*(a)AOL Time Warner, Inc.                                  95,933        1,123
Clear Channel Communications, Inc.                          5,670          197

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO

90

                                                                      VALUE
                                                         SHARES       (000)+
------------------------------------------------------------------------------
PUBLISHING & BROADCASTING (CONT'D)
Gannett, Inc.                                               2,700   $      195
(a)H&R Block, Inc.                                            900           38
*(a)Univision Communications, Inc., Class
 A                                                         12,075          275
*(a)Viacom, Inc., Class B                                  48,310        1,959
*(a)Yahoo!, Inc.                                           14,970          143
------------------------------------------------------------------------------
GROUP TOTAL                                                              3,930
------------------------------------------------------------------------------
RAILROADS (0.2%)
CSX Corp.                                                  11,040          291
Norfolk Southern Corp.                                     15,090          305
------------------------------------------------------------------------------
GROUP TOTAL                                                                596
------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (0.0%)
Equity Office Properties Trust                                610           16
------------------------------------------------------------------------------
RESTAURANTS (0.2%)
Wendy's International, Inc.                                 3,550          117
*(a)Yum! Brands, Inc.                                      15,150          420
------------------------------------------------------------------------------
GROUP TOTAL                                                                537
------------------------------------------------------------------------------
SHIPPING & FREIGHT (0.2%)
FedEx Corp.                                                 3,500          175
(a)United Parcel Service, Inc., Class B                     7,100          444
------------------------------------------------------------------------------
GROUP TOTAL                                                                619
------------------------------------------------------------------------------
SOFTWARE & SERVICES (3.2%)
(a)Adobe Systems, Inc.                                      6,150          117
*(a)Affiliated Computer Services, Inc.,
 Class A                                                    2,850          121
*Amdocs Ltd.                                               17,900          115
Automatic Data Processing, Inc.                             5,410          188
*BMC Software, Inc.                                        42,200          552
Computer Associates International, Inc.                     9,620           92
*(a)Computer Sciences Corp.                                15,100          420
*(a)Compuware Corp.                                        45,600          139
Electronic Data Systems Corp.                              17,630          247
First Data Corp.                                           13,080          366
*(a)Intuit, Inc.                                            7,910          360
*Microsoft Corp.                                          128,350        5,608
Oracle Corp.                                              128,080        1,007
*Peoplesoft, Inc.                                           6,230           77
*Sabre Holdings Corp., Class A                              4,100           79
*Siebel Systems, Inc.                                      13,720           79
*SunGard Data Systems, Inc.                                 5,050           98
*VERITAS Software Corp.                                    15,190          223
------------------------------------------------------------------------------
GROUP TOTAL                                                              9,888
------------------------------------------------------------------------------

                                                                      VALUE
                                                         SHARES       (000)+
------------------------------------------------------------------------------
SPECIALTY CHEMICALS (0.2%)
Ecolab, Inc.                                                5,750   $      240
Rohm & Haas Co.                                            14,200          440
------------------------------------------------------------------------------
GROUP TOTAL                                                                680
------------------------------------------------------------------------------
SPECIALTY STORES (1.5%)
*Bed Bath & Beyond, Inc.                                   11,810          385
*Best Buy Co., Inc.                                        11,690          261
(a)Circuit City Stores, Inc.                               24,300          368
Home Depot, Inc.                                           73,480        1,918
(a)Limited Brands, Inc.                                    14,930          214
(a)Lowe's Cos., Inc.                                       26,700        1,105
(a)The Gap, Inc.                                           33,200          360
(a)Tiffany & Co.                                            4,400           94
------------------------------------------------------------------------------
GROUP TOTAL                                                              4,705
------------------------------------------------------------------------------
TELECOM EQUIPMENT (0.1%)
*(a)Lucent Technologies, Inc.                              32,790           25
*Qualcomm, Inc.                                            13,180          364
------------------------------------------------------------------------------
GROUP TOTAL                                                                389
------------------------------------------------------------------------------
TELEPHONE SERVICES (3.1%)
*Alltel Corp.                                               9,360          376
AT&T Corp.                                                146,877        1,764
*AT&T Wireless Group                                       81,640          336
BellSouth Telecommunications, Inc.                         64,490        1,184
(a)Centurytel, Inc.                                         4,230           95
*Nextel Communications, Inc., Class A                      24,620          186
(a)*Qwest Communications International,
 Inc.                                                      50,580          115
SBC Communications, Inc.                                  115,717        2,326
(a)Sprint Corp. (FON Group)                                42,220          385
*(a)Sprint Corp. (PCS Group)                               29,920           59
Verizon Communications, Inc.                              101,980        2,798
------------------------------------------------------------------------------
GROUP TOTAL                                                              9,624
------------------------------------------------------------------------------
TOBACCO (0.6%)
(a)Loews Corp.-Carolina Group                               5,000           94
Philip Morris Cos., Inc.                                   41,430        1,608
------------------------------------------------------------------------------
GROUP TOTAL                                                              1,702
------------------------------------------------------------------------------
TOTAL COMMON STOCKS
 (Cost $195,026)                                                       169,881
------------------------------------------------------------------------------
INVESTMENT COMPANY (1.2%)
iShares S&P Europe 350 Index Fund (Cost
 $4,661)                                                   88,400        3,898
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO

2002 ANNUAL REPORT
September 30, 2002
                                                                              91

                                       ++RATINGS     NUMBER
                                       (STANDARD       OF        VALUE
                                       & POOR'S)     RIGHTS      (000)+
-------------------------------------------------------------------------
RIGHTS (0.0%)
*@United Mexican States Value
 Recovery Rights expiring 6/30/03
 (Cost $0)                                            853,000  $      --
-------------------------------------------------------------------------
                                                      FACE
                                                     AMOUNT
                                                     (000)
                                                   ----------
STRUCTURED INVESTMENT (0.0%)
Morgan Guaranty Trust Company,
 11/20/05; monthly payments equal to
 1% per annum of the outstanding
 notional balance indexed to GNMA
 ARM pools (Cost $322)                  N/R        $    2,611         33
-------------------------------------------------------------------------
CASH EQUIVALENTS (23.4%)
-------------------------------------------------------------------------
SHORT-TERM DEBT SECURITIES HELD AS COLLATERAL ON LOANED
 SECURITIES (13.9%)
Banco Bilbao Viz Argentaria, NY,
 1.86%, 4/24/03                                         2,934      2,934
Bank of Nova Scotia, NY,
 2.51%, 2/04/03                                         2,099      2,098
Credit Suisse First Boston USA,
 Inc.,
 2.28%, 11/25/02                                        1,132      1,132
Deutsche Bank Securities, Inc.,
 1.98%, 10/01/02                                        9,433      9,433
Federal National Mortgage
 Association,
 1.88%, 12/06/02                                          561        561
 1.90%, 10/04/02                                        1,040      1,040
Lloyds Bank Plc London,
 2.36%, 2/24/03                                         1,048      1,048
National City Bank Cleveland,
 1.86%, 11/07/02                                        2,097      2,097
 2.04%, 10/23/02                                          713        713
Short-Term Government Securities
 Cash Sweep                                             4,264      4,264
Union Bank of Switzerland Warburg
 LLC, 1.98%, 10/01/02                                  17,446     17,446
-------------------------------------------------------------------------
GROUP TOTAL                                                       42,766
-------------------------------------------------------------------------
                                                                 VALUE
                                                       SHARES    (000)+
-------------------------------------------------------------------------
INVESTMENT COMPANIES HELD AS COLLATERAL ON LOANED SECURITIES
(2.5%)
AIM S.T. Investment Co.                             1,048,000  $   1,048
Harris Insight Money Market Fund                    1,677,000      1,677
Merrimac Cash Series Fund                           1,677,000      1,677
One Group Institutional Prime Money
 Market Fund                                        1,677,000      1,677
Reserve Primary Fund                                1,677,000      1,677
-------------------------------------------------------------------------
GROUP TOTAL                                                        7,756
-------------------------------------------------------------------------
                                                         FACE
                                                       AMOUNT
                                                        (000)
                                                   ----------
REPURCHASE AGREEMENT (6.7%)
**J.P. Morgan Securities Inc.,
   1.87%, dated 9/30/02, due 10/1/02               $   20,449     20,449
-------------------------------------------------------------------------
U.S. TREASURY SECURITY (0.3%)
+++U.S. Treasury Bill
     1.55% 10/17/02                                       830        829
-------------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
 (Cost $71,800)                                                   71,800
-------------------------------------------------------------------------
TOTAL INVESTMENTS (135.0%)
 (Cost $441,039)                                                 414,994
-------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES (-35.0%)
Cash                                                                  34
Receivable for Forward Commitments                                20,772
Due from Broker                                                    6,523
Receivable for Investments Sold                                    1,506
Interest Receivable                                                  629
Receivable for Fund Shares Sold                                      616
Dividends Receivable                                                 201
Other Assets                                                           7
Payable for Forward Commitments                                  (68,222)
Collateral on Securities Loaned                                  (50,522)
Payable for Investments Purchased                                (13,245)
Net Unrealized Loss on Swap Agreements                            (2,948)
Payable for Daily Variation Margin on Futures
 Contracts                                                        (1,685)
Payable for Fund Shares Redeemed                                    (601)
Payable for Investment Advisory Fees                                (413)
Payable for Administrative Fees                                      (33)
Payable for Trustees' Fees and Expenses                              (32)
Payable for Distribution Fee -- Adviser Class                        (11)
Payable for Shareholder Servicing
 Fee -- Investment Class                                              (1)
Other Liabilities                                                    (87)
                                                               ---------
                                                                (107,512)
-------------------------------------------------------------------------
NET ASSETS (100%)                                              $ 307,482
-------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO

92

                                                                      VALUE
                                                                      (000)+
------------------------------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------------------------------
NET ASSETS
Applicable to 28,550,101 outstanding shares of beneficial
 interest (unlimited authorization, no par value)                   $  250,796
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                $8.78
------------------------------------------------------------------------------
INVESTMENT CLASS
------------------------------------------------------------------------------
NET ASSETS
Applicable to 562,002 outstanding shares of beneficial interest
 (unlimited authorization, no par value)                            $    4,925
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                $8.76
------------------------------------------------------------------------------
ADVISER CLASS
------------------------------------------------------------------------------
NET ASSETS
Applicable to 5,901,542 outstanding shares of beneficial interest
 (unlimited authorization, no par value)                            $   51,761
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                $8.77
------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                    $  432,236
 Undistributed Net Investment Income (Loss)                              3,509
 Undistributed Realized Net Gain (Loss)                                (96,583)
 Unrealized Appreciation (Depreciation) on:
   Investment Securities                                               (26,045)
   Futures and Swaps                                                    (5,635)
------------------------------------------------------------------------------
NET ASSETS                                                          $  307,482
------------------------------------------------------------------------------


(a)   All or a portion of security on loan at September 30, 2002.
(c)   Face Value is less than $500.
+     See Note A1 to Financial Statements.
++    Ratings are unaudited.
?     144A security. Certain conditions for public sale may exist.
??    Security is subject to delayed delivery.
*     Non-income producing security.
** The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
! Moody's Investors Service, Inc. rating. Security is not rated by Standard & Poor's Corporation.
(o)   Security is in default.
+++ A portion of these securities was pledged to cover margin requirements for futures contracts.
## Variable or floating rate security -- rate disclosed is as of September 30, 2002.
@     Value is less than $500.
ADR   American Depositary Receipt
Inv FlInverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2002.
IO    Interest Only
N/R   Not rated by Moody's Investor Service, Inc., or Standard & Poor's
      Corporation.
PAC   Planned Amortization Class
PO    Principal Only
REMIC Real Estate Mortgage Investment Conduit
TBA   To be announced.
TRAINSTargeted Return Index Securities

    The accompanying notes are an integral part of the financial statements.

2002 ANNUAL REPORT
September 30, 2002
                                                                              93

Portfolio Overview (Unaudited)

MULTI-ASSET-CLASS PORTFOLIO

The Multi-Asset-Class Portfolio provides global asset allocation among U.S. and foreign stocks, bonds, and high-yield securities. Morgan Stanley Investment Management actively shifts assets among them as their relative values and risks change, and manages diversification and risk control across all five asset classes. Diversification across this wide array of asset types offers a risk/return profile that historically has been more attractive than balanced portfolios consisting only of domestic stocks and bonds.

Our Asset Allocation Team utilizes a variety of quantitative and qualitative measures to determine the relative attractiveness of global asset classes, markets, sectors, and styles. Our analysis is based on a strict adherence to a three-pronged evaluation of valuations, dynamics and technicals.

During fiscal year 2002, the Portfolio's Institutional Class of shares returned -15.84% compared to -9.48% for its custom benchmark of 50% U.S. equities, 14% foreign equities, 24% U.S. fixed income, 6% foreign fixed income, and 6% high yield. Asset allocation was a neutral contributor to performance while security selection detracted from overall performance relative to the benchmark.

In the early part of the fiscal year, the Portfolio was largely underweight to global equities. As equity markets continued to decline, the Portfolio moved to a neutral position in equities in March 2002, and increased equities to an overweight in June 2002. The Portfolio continued to add to equities as the market decline in the summer caused equity valuations to become more attractive. Simultaneously, the bond market rally caused real yields to become very extended relative to historical levels. While our defensive posture early in the year added to returns, our more constructive posture in the summer detracted as markets continued to fall. Within equities, we favored Japan and the Emerging Markets relative to the US and Europe until mid-summer. Both Japan and the Emerging Markets exhibited better valuation characteristics and were well poised to benefit from a global economic recovery. As they outperformed in 2002, we reduced our allocation to these regions, as their valuation advantage was eroded through outperformance. At fiscal year end, the Portfolio maintains an overweight to stocks, an underweight to bonds, and an overweight to cash.

Security selection in the equity portfolio underperformed due largely to an over allocation to growth oriented names in the technology and industrial sectors. Although the Fed had responded very aggressively to the economic slowdown, activity failed to revive these cyclically sensitive sectors. Within fixed income, our orientation towards spread products, such as corporate bonds and mortgages, caused the portfolio to underperform. As Treasury yields declined precipitously, we found better value among these spread products which generate a higher yield and give better protection should interest rates back up to more normal levels. The High Yield allocation also suffered underperformance. Holdings in the telecommunications sector detracted from performance as this sector continued to suffer from overcapacity, high levels of indebtedness and deteriorating asset values.

The fiscal year 2002 was a very difficult environment. In the aftermath of the terrorist attacks last September, market participants became anxious regarding the health of the global economy. Several major bankruptcies that followed soon after (Enron, WorldCom) revealed large-scale accounting problems, and led investors to question the reliability of earnings statements and the integrity of the accounting industry. High profile investigations by the New York State Attorney General into potential conflicts of interest between sell side research analysts and investment banking at major firms (Merrill Lynch, Citigroup) further undermined investor confidence. Lost amidst these negative headlines was the fact that the US economy did turn a corner. GDP growth for the year is expected to be solid, despite a volatile environment. Earnings per share, though not spectacular, are well above the trough formed in 2001. Monetary policy remains loose, providing much needed liquidity to the capital markets and the broad economy.

Looking forward, in our opinion, the valuations in equities are even more compelling today than 5 months ago. Relative to interest rates, global equities are two to three standard deviations cheap. Earnings dynamics have not changed, and we continue to expect a mild, tepid recovery, leading to modest improvements in earnings next year. Technicals and sentiment are still very oversold for equities. In the past, this environment of attractive valuations, neutral dynamics and oversold sentiment have usually been followed by strong equity returns. Bonds, on the other hand, are very expensive. With 10-bond yields close to 4%, real yields are only 2%, compared to a historical average of 3%. Sentiment in bonds is also extremely overbought. These factors justify an overweight to equities and underweight to bonds at this time.

The severe decline of equity prices dealt a crushing blow to investor confidence in the third quarter. Our optimistic outlook for equities, based on valuations and technicals now risks the perception of being passe. No doubt some of the quarter's weakness can be attributed to the qualms surrounding Iraq, and a resolution to the situation in either direction (war or inspections) should calm investors' nerves. A more fundamental debate, however, is whether we have entered a new secular environment of deflation, in which our old valuation models no longer apply and deserve to be ignored. The current deflation debate in these volatile markets in many ways mirrors the "new economy" debate of the late 1990's, advanced by those seeking to justify bubble valuations of stocks. Not having subscribed to the "new economy" thesis in 1999, we are now skeptical of the deflation arguments. There are certainly deflationary forces at work, as reflected in low CPI for goods, low capacity utilization, and other remaining imbalances from the bursting of an asset bubble. However, these forces are symptomatic of any recession, and are not unique to deflationary scenarios. Additionally, there are indications that the economy is not about to fall into deflation. The U.S. CPI for services remains at 3.7% year-over-year, well above deflationary levels. The financial system has continued to function properly. Finally, global GDP growth in the third quarter was solid, despite gloomy indicators, and is expected to post positive results, albeit at low levels. We persist in our view that the current environment is a serious cyclical downturn which is in the process of bottoming, reaffirming our analytical framework, and our bullish stance on equities.

94

GRAPH
**Minimum Investment

The performance of the Investment Class shares will vary based upon the different inception date and fees assessed to that class.
AVERAGE ANNUAL TOTAL RETURNS ENDED 9/30/2002*
---------------------------------------------------------------

MULTI-ASSET-CLASS
-------------------------------------------------               Salomon
                                                                 Broad
                                                               Investment     MSCI
                       Institutional   Investment     S&P        Grade        EAFE     50/24/14/6/6
                            (1)           (2)        Index       Index       Index     Blended Index
--------------------------------------------------------------------------------------------------------
One Year                 (15.84)%       (15.95)%    (20.47)%     8.39%      (15.53)%      (9.48)%
--------------------------------------------------------------------------------------------------------
Five Years                (2.54)%        (2.70)%     (1.63)%     7.81%       (5.65)%        1.13%
--------------------------------------------------------------------------------------------------------
Since Inception(1)          5.02%             --       9.19%     8.08%       (0.56)%        7.53%
--------------------------------------------------------------------------------------------------------
Since Inception(2)             --          1.82%       4.65%     8.31%       (2.49)%        4.97%
--------------------------------------------------------------------------------------------------------

*Total returns for the Portfolio reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower. Fee waivers and/or reimbursements are voluntary and the Adviser reserves the right to commence or terminate any waiver and/or reimbursement at any time. Total returns shown in the graph and table assume that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns are compared to the S&P 500 Index, the Salomon Broad Investment Grade Index, and the Morgan Stanley Capital International EAFE Index, all unmanaged market indices and should not be considered an investment, as well as the 50/24/14/6/6 Blended Index, an unmanaged index comprised of 50% S&P 500 Index, 24% Salomon Broad Investment Grade Index, 14% MSCI EAFE Index, 6% CS First Boston High Yield Index and 6% Salomon World Government Bond Ex-U.S. Index.

(1)Represents an investment in the Institutional Class. The Multi-Asset-Class Portfolio commenced operations on 7/29/94.

(2)Represents an investment in the Investment Class which commenced operations on 6/10/96.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE AND ASSUMES THAT ALL DIVIDENDS AND DISTRIBUTIONS, IF ANY, WERE REINVESTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

FOREIGN INVESTMENTS ARE SUBJECT TO CERTAIN RISKS SUCH AS CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY, AND POLITICAL DEVELOPMENTS. HIGH-YIELD FIXED-INCOME SECURITIES, OTHERWISE KNOWN AS "JUNK BONDS", REPRESENT A MUCH GREATER RISK OF DEFAULT AND TEND TO BE MORE VOLATILE THAN HIGHER-RATED BONDS.

2002 ANNUAL REPORT
September 30, 2002
                                                                              95

Statement of Net Assets

MULTI-ASSET-CLASS PORTFOLIO
U.S. EQUITY (47.8%)

                                                                       VALUE
                 SEPTEMBER 30, 2002                       SHARES      (000)+
----------------------------------------------------------------------------
U.S. COMMON STOCKS (47.8%)
----------------------------------------------------------------------------
ADVERTISING (0.0%)
Omnicom Group                                                100   $       6
----------------------------------------------------------------------------
AEROSPACE & DEFENSE (0.6%)
General Dynamics Corp.                                       400          33
Lockheed Martin Corp.                                        950          62
Raytheon Co.                                                 775          23
United Technologies Corp.                                  1,875         106
----------------------------------------------------------------------------
GROUP TOTAL                                                              224
----------------------------------------------------------------------------
AGRICULTURE (0.4%)
Loews Corp.                                                  925          17
Monsanto Co.                                                 137           2
Philip Morris Cos., Inc.                                   3,225         125
----------------------------------------------------------------------------
GROUP TOTAL                                                              144
----------------------------------------------------------------------------
AIRLINES (0.0%)
Delta Air Lines, Inc.                                      1,400          13
----------------------------------------------------------------------------
APPAREL (0.3%)
Liz Claiborne, Inc.                                        2,600          65
Nike, Inc.                                                   100           4
VF Corp.                                                   1,200          43
----------------------------------------------------------------------------
GROUP TOTAL                                                              112
----------------------------------------------------------------------------
AUTO MANUFACTURERS (0.3%)
Ford Motor Co.                                             4,100          40
General Motors Corp.                                         300          12
*Navistar International Corp.                              2,300          50
Nissan Motor Co., Ltd.                                     2,000          15
----------------------------------------------------------------------------
GROUP TOTAL                                                              117
----------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT (0.1%)
Delphi Corp.                                               2,700          23
----------------------------------------------------------------------------
BANKS (3.2%)
Allmerica Financial Corp.                                  1,200          14
Bank of America Corp.                                      3,300         211
Bank of New York Co., Inc.                                 2,375          68
Bank One Corp.                                               700          26
BB&T Corp.                                                   400          14
Charter One Financial, Inc.                                  195           6
Chiba Bank Ltd.                                            1,000           4
City National Corp.                                        1,900          89
Fifth Third Bancorp                                        1,200          74
FleetBoston Financial Corp.                                  700          14
KeyCorp                                                    2,100          52
Mellon Financial Corp.                                       200           5

                                                                       VALUE
                                                          SHARES      (000)+
----------------------------------------------------------------------------
National City Corp.                                          600   $      17
PNC Financial Services Group, Inc.                         2,400         101
State Street Corp.                                           500          19
SunTrust Banks, Inc.                                         200          12
US Bancorp                                                 7,200         134
Wachovia Corp.                                             4,600         150
Wells Fargo & Co.                                          2,800         135
----------------------------------------------------------------------------
GROUP TOTAL                                                            1,145
----------------------------------------------------------------------------
BEVERAGES (1.5%)
Anheuser-Busch Cos., Inc.                                  2,125         108
Brown-Forman Corp., Class B                                  300          20
Coca-Cola Co.                                              4,775         229
Coca-Cola Enterprises, Inc.                                  400           9
Pepsi Bottling Group, Inc.                                 1,200          28
PepsiCo, Inc.                                              4,225         156
----------------------------------------------------------------------------
GROUP TOTAL                                                              550
----------------------------------------------------------------------------
BIOTECHNOLOGY (0.9%)
*Amgen, Inc.                                               5,568         232
*Biogen, Inc.                                                500          15
*Chiron Corp.                                                300          11
*Genzyme Corp.-General Division                              800          17
*Idec Pharmaceuticals Corp.                                1,200          50
----------------------------------------------------------------------------
GROUP TOTAL                                                              325
----------------------------------------------------------------------------
BUILDING MATERIALS (0.1%)
Masco Corp.                                                1,300          25
----------------------------------------------------------------------------
CHEMICALS (1.4%)
3M Corp.                                                     450          50
Air Products & Chemicals, Inc.                             2,400         101
Ashland, Inc.                                              1,700          46
Dow Chemical Co.                                           1,000          27
E.I. du Pont de Nemours & Co.                              2,500          90
Engelhard Corp.                                            3,500          83
PPG Industries, Inc.                                         800          36
Rohm & Haas Co.                                            2,800          87
----------------------------------------------------------------------------
GROUP TOTAL                                                              520
----------------------------------------------------------------------------
CLOSED-END FUNDS (1.5%)
Templeton Emerging Markets Fund, Inc.                     78,300         556
----------------------------------------------------------------------------
COMMERCIAL SERVICES (0.1%)
Aggreko plc                                                  615           1
*Concord EFS, Inc.                                           200           3
H&R Block, Inc.                                              100           4
Paychex, Inc.                                                200           5

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

96

                                                                       VALUE
                                                          SHARES      (000)+
----------------------------------------------------------------------------
COMMERCIAL SERVICES (CONT'D)
*Quintiles Transnational Corp.                               500   $       5
*Weight Watchers International, Inc.                         800          35
----------------------------------------------------------------------------
GROUP TOTAL                                                               53
----------------------------------------------------------------------------
COMPUTERS (2.1%)
*Affiliated Computer Services, Inc., Class A                 550          23
*Apple Computer, Inc.                                        300           4
*Brocade Communications Systems, Inc.                        800           6
*Computer Sciences Corp.                                   3,800         106
*Dell Computer Corp.                                       6,200         146
Electronic Data Systems Corp.                              3,800          53
*EMC Corp.                                                 2,850          13
Fujitsu Ltd.                                               1,000           4
Hewlett-Packard Co.                                        6,800          79
International Business Machines Corp.                      2,425         142
*Lexmark International, Inc.                               2,500         118
*Sun Microsystems, Inc.                                    3,575           9
*SunGard Data Systems, Inc.                                1,000          19
*VERITAS Software Corp.                                    1,300          19
----------------------------------------------------------------------------
GROUP TOTAL                                                              741
----------------------------------------------------------------------------
CONSUMER SERVICES (0.1%)
*AOL Time Warner, Inc.                                     1,300          15
----------------------------------------------------------------------------
COSMETICS/PERSONAL CARE (1.4%)
Alberto-Culver Co., Class B                                1,500          74
Avon Products, Inc.                                          500          23
Colgate-Palmolive Co.                                      1,350          73
Gillette Co.                                               1,400          41
Kimberly-Clark Corp.                                         800          45
Procter & Gamble Co.                                       2,800         250
----------------------------------------------------------------------------
GROUP TOTAL                                                              506
----------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (0.7%)
Aiful Corp.                                                   50           3
American Express Co.                                       4,250         133
Capital One Financial Corp.                                  300          10
Fannie Mae                                                 2,000         119
----------------------------------------------------------------------------
GROUP TOTAL                                                              265
----------------------------------------------------------------------------
ELECTRIC (1.7%)
Ameren Corp.                                               1,800          75
American Electric Power Co., Inc.                            300           9
Cinergy Corp.                                              1,600          50
CMS Energy Corp.                                           3,100          25
Consolidated Edison, Inc.                                  2,000          80
Dominion Resources, Inc.                                     900          46
DTE Energy Co.                                             1,400          57

                                                                       VALUE
                                                          SHARES      (000)+
----------------------------------------------------------------------------
Duke Energy Co.                                            2,500   $      49
*Edison International                                        400           4
Entergy Corp.                                              1,100          46
FirstEnergy Corp.                                          1,500          45
FPL Group, Inc.                                              800          43
NiSource, Inc.                                             1,400          24
Progress Energy, Inc.                                        400          16
TECO Energy, Inc.                                          2,500          40
Xcel Energy, Inc.                                          1,300          12
----------------------------------------------------------------------------
GROUP TOTAL                                                              621
----------------------------------------------------------------------------
ELECTRONICS (0.6%)
*Agilent Technologies, Inc.                                  500           7
Avnet, Inc.                                                3,300          36
*Jabil Circuit, Inc.                                       1,405          21
Parker-Hannifin Corp.                                      3,600         138
----------------------------------------------------------------------------
GROUP TOTAL                                                              202
----------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION (0.0%)
Linde AG                                                     252           9
----------------------------------------------------------------------------
ENTERTAINMENT (0.1%)
*International Game Technology                               500          35
----------------------------------------------------------------------------
ENVIRONMENTAL CONTROLS (0.0%)
Waste Management, Inc.                                       200           5
----------------------------------------------------------------------------
FINANCIAL -- DIVERSIFIED (3.7%)
*CIT Group, Inc.                                           3,000          54
Citigroup, Inc.                                           14,700         436
Freddie Mac                                                7,275         407
Goldman Sachs Group, Inc.                                  1,850         122
Household International, Inc.                                500          14
J.P. Morgan Chase & Co.                                    4,800          91
Lehman Brothers Holdings, Inc.                             1,700          83
MBNA Corp.                                                 3,750          69
Merrill Lynch & Co., Inc.                                  1,000          33
SLM Holding Corp.                                            300          28
----------------------------------------------------------------------------
GROUP TOTAL                                                            1,337
----------------------------------------------------------------------------
FOOD (1.0%)
Ajinomoto Co., Inc.                                        1,000          11
Albertson's, Inc.                                          1,200          29
Archer-Daniels-Midland Co.                                 1,000          13
Conagra Foods, Inc.                                          400          10
General Mills, Inc.                                          100           4
Kellogg Co.                                                  400          13
Kraft Foods, Inc.                                          1,500          55
*Kroger Co.                                                2,900          41
*Safeway, Inc.                                               100           2

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

2002 ANNUAL REPORT
September 30, 2002
                                                                              97

                                                                       VALUE
                                                          SHARES      (000)+
----------------------------------------------------------------------------
FOOD (CONT'D)
Sara Lee Corp.                                             2,200   $      40
SUPERVALU, Inc.                                              600          10
Sysco Corp.                                                3,200          91
WM Wrigley Jr. Co.                                           800          40
----------------------------------------------------------------------------
GROUP TOTAL                                                              359
----------------------------------------------------------------------------
FOOD SERVICE (0.1%)
Compass Group plc                                          3,938          16
----------------------------------------------------------------------------
FOREST PRODUCTS & PAPER (0.0%)
Georgia-Pacific Corp.                                        400           5
MeadWestvaco Corp.                                           100           2
----------------------------------------------------------------------------
GROUP TOTAL                                                                7
----------------------------------------------------------------------------
GAS (0.5%)
KeySpan Corp.                                              2,000          67
Nicor, Inc.                                                1,100          31
Peoples Energy Corp.                                       2,100          71
----------------------------------------------------------------------------
GROUP TOTAL                                                              169
----------------------------------------------------------------------------
HAND & MACHINE TOOLS (0.1%)
Stanley Works (The)                                          600          20
----------------------------------------------------------------------------
HEALTH CARE-PRODUCTS (1.4%)
Johnson & Johnson                                          7,825         423
Medtronic, Inc.                                            2,250          95
----------------------------------------------------------------------------
GROUP TOTAL                                                              518
----------------------------------------------------------------------------
HEALTH CARE-SERVICES (1.5%)
HCA, Inc.                                                  2,700         129
*Health Net, Inc.                                          9,000         193
*HEALTHSOUTH Corp.                                        23,900          99
*Laboratory Corp of America Holdings                         450          15
*Quest Diagnostics, Inc.                                     250          15
UnitedHealth Group, Inc.                                     875          76
----------------------------------------------------------------------------
GROUP TOTAL                                                              527
----------------------------------------------------------------------------
HOME FURNISHINGS (0.2%)
Whirlpool Corp.                                            1,200          55
----------------------------------------------------------------------------
HOUSEHOLD PRODUCTS (0.3%)
Clorox Co.                                                   500          20
Fortune Brands, Inc.                                       2,100          99
----------------------------------------------------------------------------
GROUP TOTAL                                                              119
----------------------------------------------------------------------------
HOUSEWARES (0.0%)
Newell Rubbermaid, Inc.                                      100           3
----------------------------------------------------------------------------
INSURANCE (2.3%)
Aflac, Inc.                                                2,050          63
Allstate Corp.                                             2,300          82

                                                                       VALUE
                                                          SHARES      (000)+
----------------------------------------------------------------------------
American International Group                               3,950   $     216
Chubb Corp.                                                  200          11
Cigna Corp.                                                  700          50
Erie Indemnity Co.                                         1,300          54
Hartford Financial Services Group, Inc.                    2,700         111
Marsh & McLennan Cos., Inc.                                  300          12
Metlife, Inc.                                                400           9
MGIC Investment Corp.                                        400          16
*Principal Financial Group                                   500          13
Progressive Corp.                                            100           5
*Prudential Financial, Inc.                                1,000          29
St. Paul Cos                                               3,600         103
*Travelers Property Casualty Corp., Class A                1,690          22
*Travelers Property Casualty Corp., Class B                  390           5
UnumProvident Corp.                                        2,200          45
----------------------------------------------------------------------------
GROUP TOTAL                                                              846
----------------------------------------------------------------------------
INTERNET (0.0%)
Charles Schwab Corp.                                       1,500          13
*Yahoo, Inc.                                                 300           3
----------------------------------------------------------------------------
GROUP TOTAL                                                               16
----------------------------------------------------------------------------
IRON & STEEL (0.0%)
Nucor Corp.                                                  300          11
United States Steel LLC                                      300           4
----------------------------------------------------------------------------
GROUP TOTAL                                                               15
----------------------------------------------------------------------------
LEISURE TIME (0.2%)
Carnival Corp.                                               200           5
Harley-Davidson, Inc.                                        800          37
*Sabre Holdings Corp.                                        700          14
----------------------------------------------------------------------------
GROUP TOTAL                                                               56
----------------------------------------------------------------------------
LODGING (0.0%)
Marriot International, Inc.                                  100           3
----------------------------------------------------------------------------
MACHINERY DIVERSIFIED (0.3%)
Cummins, Inc.                                              2,300          54
Deere & Co.                                                  100           5
Dover Corp.                                                2,500          63
----------------------------------------------------------------------------
GROUP TOTAL                                                              122
----------------------------------------------------------------------------
MEDIA (0.6%)
*Clear Channel Communications, Inc.                          200           7
*Comcast Corp., Class A                                      300           6
Gannett Co., Inc.                                            600          43
Tribune Co.                                                  100           4
*Univision Communications, Inc., Class A                   1,850          42

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

98

                                                                       VALUE
                                                          SHARES      (000)+
----------------------------------------------------------------------------
MEDIA (CONT'D)
*Viacom, Inc., Class B                                     2,825   $     115
Walt Disney Co.                                              700          11
----------------------------------------------------------------------------
GROUP TOTAL                                                              228
----------------------------------------------------------------------------
METAL FABRICATORS (0.0%)
Worthington Industries, Inc.                                 200           4
----------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING (1.1%)
Cooper Industries, Inc., Class A                           1,600          49
Eastman Kodak Co.                                            100           3
Eaton Corp.                                                1,700         108
General Electric Co.                                       8,450         208
Honeywell International, Inc.                                500          11
Textron, Inc.                                                300          10
----------------------------------------------------------------------------
GROUP TOTAL                                                              389
----------------------------------------------------------------------------
OFFICE & BUSINESS EQUIPMENT (0.0%)
*Xerox Corp.                                               1,200           6
----------------------------------------------------------------------------
OIL & GAS (2.3%)
Anadarko Petroleum Corp.                                   3,075         137
Baker Hughes, Inc.                                         2,375          69
*BJ Services Co.                                           1,400          36
ConocoPhillips                                             1,001          46
Exxon Mobil Corp.                                         13,050         416
Halliburton Co.                                              400           5
Kerr-McGee Corp.                                             700          31
Marathon Oil Corp.                                           700          16
Occidental Petroleum Corp.                                 1,600          46
Schlumberger Ltd.                                            400          15
*Smith International, Inc.                                   775          23
----------------------------------------------------------------------------
GROUP TOTAL                                                              840
----------------------------------------------------------------------------
PACKAGING & CONTAINERS (0.0%)
Bemis Co.                                                    100           5
*Sealed Air Corp.                                            100           2
*Smurfit-Stone Container Corp.                               284           4
----------------------------------------------------------------------------
GROUP TOTAL                                                               11
----------------------------------------------------------------------------
PHARMACEUTICALS (4.7%)
Abbott Laboratories                                        2,925         118
Amerisource Bergen Corp.                                     350          25
Bristol-Myers Squibb Co.                                   6,325         151
Cardinal Health, Inc.                                        400          25
*Celgene Corp.                                               600          10
Eli Lilly & Co.                                            3,200         177
*Forest Laboratories, Inc.                                   750          62
*Gilead Sciences, Inc.                                       600          20
*MedImmune, Inc.                                             500          10

                                                                       VALUE
                                                          SHARES      (000)+
----------------------------------------------------------------------------
Merck & Co., Inc.                                          5,725   $     262
Pfizer, Inc.                                              20,675         600
Pharmacia Corp.                                            3,000         117
Schering-Plough Corp.                                      1,300          28
*Watson Pharmaceuticals, Inc.                                500          12
Wyeth                                                      2,875          91
----------------------------------------------------------------------------
GROUP TOTAL                                                            1,708
----------------------------------------------------------------------------
PIPELINES (0.2%)
Dynergy, Inc.                                              1,400           2
El Paso Corp.                                              3,900          32
Kinder Morgan, Inc.                                        1,000          35
----------------------------------------------------------------------------
GROUP TOTAL                                                               69
----------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS (0.2%)
Equity Office Properties Trust                               700          18
Starwood Lodging Trust                                     1,525          34
----------------------------------------------------------------------------
GROUP TOTAL                                                               52
----------------------------------------------------------------------------
RETAIL (2.6%)
*Bed Bath & Beyond, Inc.                                     800          26
*Best Buy Co., Inc.                                          100           2
Circuit City Stores                                        4,700          71
*Costco Wholesale Corp.                                      950          31
CVS Corp.                                                    800          20
*Dollar General Corp.                                      1,725          23
Dollar Tree Stores, Inc.                                     600          13
Gap, Inc.                                                    300           3
Home Depot, Inc.                                           2,225          58
*Kohl's Corp.                                                575          35
Limited Brands                                             2,300          33
Lowe's Cos., Inc.                                            950          39
May Department Stores, Co.                                   200           5
McDonald's Corp.                                             500           9
Sears, Roebuck & Co.                                         100           4
*Staples, Inc.                                               200           3
*Starbucks Corp.                                             200           4
Target Corp.                                               1,400          41
Tiffany & Co.                                                825          18
TJX Cos., Inc.                                             1,825          31
Wal-Mart Stores, Inc.                                      5,125         252
Walgreen Co.                                               4,025         124
Wendy's International, Inc.                                  650          22
*Yum! Brands, Inc.                                         3,050          85
----------------------------------------------------------------------------
GROUP TOTAL                                                              952
----------------------------------------------------------------------------
SAVINGS & LOANS (0.4%)
Washington Mutual, Inc.                                    4,700         148
----------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

2002 ANNUAL REPORT
September 30, 2002
                                                                              99

                                                                       VALUE
                                                          SHARES      (000)+
----------------------------------------------------------------------------
SEMICONDUCTORS (1.1%)
*Analog Devices, Inc.                                        400   $       8
*Applied Materials, Inc.                                   2,675          31
*Axcelis Technologies, Inc.                                2,700          13
Intel Corp.                                               13,025         181
Linear Technology Corp.                                    1,225          25
*Maxim Integrated Products, Inc.                           1,625          40
*Micron Technology, Inc.                                     500           6
Texas Instruments, Inc.                                    4,275          63
*Xilinx, Inc.                                              1,475          23
----------------------------------------------------------------------------
GROUP TOTAL                                                              390
----------------------------------------------------------------------------
SOFTWARE (2.4%)
Adobe Systems, Inc.                                          500          10
Automatic Data Processing                                    750          26
*BMC Software, Inc.                                        7,800         102
Computer Associates International, Inc.                      300           3
*Compuware Corp.                                           8,500          26
*eBay, Inc.                                                  100           5
First Data Corp.                                             875          25
*Intuit, Inc.                                              1,250          57
*Microsoft Corp.                                          12,225         534
*Oracle Corp.                                              9,650          76
*Peoplesoft, Inc.                                            300           4
----------------------------------------------------------------------------
GROUP TOTAL                                                              868
----------------------------------------------------------------------------
TELECOMMUNICATIONS (3.5%)
Alltel Corp.                                                 800          32
*Amdocs Ltd.                                               3,400          22
AT&T Corp.                                                15,900         191
*AT&T Wireless Services                                    6,800          28
BellSouth Corp.                                            6,200         114
CenturyTel, Inc.                                             400           9
*Cisco Systems, Inc.                                      11,325         119
*Citizens Communications Co.                               1,800          12
@*Focal Communications Corp.                                 498          --
@*General Motors Corp., Class H (Hughes Electronics)           3          --
@*Lucent Technologies, Inc.                                  300          --
*Motient Corp.                                             9,701           8
Motorola, Inc.                                             5,200          53
*Nextel Communications, Inc., Class A                      2,000          15
*QUALCOMM, Inc.                                            1,450          40
*Qwest Communications International                        4,200          10
SBC Communications, Inc.                                  11,300         227
Scientific-Atlanta, Inc.                                   2,200          28
Sprint Corp. (FON Group)                                   5,200          47

                                                                       VALUE
                                                          SHARES      (000)+
----------------------------------------------------------------------------
*Sprint Corp. (PCS Group)                                  2,500   $       5
Verizon Communications                                    10,650         292
----------------------------------------------------------------------------
GROUP TOTAL                                                            1,252
----------------------------------------------------------------------------
TOYS/GAMES/HOBBIES (0.0%)
Mattel, Inc.                                                 300           5
----------------------------------------------------------------------------
TRANSPORTATION (0.0%)
Burlington Northern Santa Fe Corp.                           200           5
Frontline Ltd.                                               250           1
Norfolk Southern Corp.                                       200           4
----------------------------------------------------------------------------
GROUP TOTAL                                                               10
----------------------------------------------------------------------------
WATER (0.0%)
AWG plc ADR                                              754,104           1
----------------------------------------------------------------------------
TOTAL U.S. COMMON STOCKS (Cost $19,880)                               17,333
----------------------------------------------------------------------------

                                       ++RATINGS       FACE
                                       (STANDARD      AMOUNT
                                       & POOR'S)      (000)
                                       ---------      ------
U.S. FIXED INCOME (22.8%)
------------------------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (16.1%)
Federal Home Loan Mortgage Corporation,
 Conventional Pools:
   10.00%, 6/1/19                        Agy       $         30             34
   10.50%, 4/1/19                        Agy                 73             83
   11.00%, 9/1/16                        Agy                 20             23
   11.50%, 7/1/15-8/1/15                 Agy                 33             38
 Gold Pools:
   8.00%, 7/1/30-9/1/30                  Agy                355            379
   8.50%, 8/1/30                         Agy                 31             33
   9.50%, 12/1/16                        Agy                 30             33
   10.00%, 1/1/21                        Agy                 11             12
   11.50%, 1/1/16                        Agy                 69             80
Federal National Mortgage
 Association,
 Conventional Pools:
   6.62%, 11/15/30                       Agy                270            317
   7.50%, 2/1/30-12/1/31                 Agy                552            582
   8.50%, 1/1/15                         Agy                 12             13
   10.00%, 5/1/22                        Agy                165            185
   10.50%, 11/1/15-12/1/17               Agy                 33             37
   11.00%, 11/1/20                       Agy                 24             28
 ??October TBA:
   6.50%, 10/1/32                        Agy              1,200          1,243
 ??November TBA:
   6.00%, 11/1/32                        Agy                500            512
   7.00%, 11/1/32                        Agy              1,200          1,253

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

100

                                       ++RATINGS       FACE
                                       (STANDARD      AMOUNT         VALUE
                                       & POOR'S)      (000)          (000)+
------------------------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (CONT'D)
Government National Mortgage Association,
 Various Pools:
   10.00%, 7/15/16-8/15/20               Agy       $         77   $         87
   10.50%, 6/15/16-4/15/25               Agy                418            478
   11.00%, 12/15/09-8/15/19              Agy                225            261
   11.50%, 8/15/11-4/15/13               Agy                 79             92
   12.00%, 11/15/12-10/15/15             Agy                 32             39
------------------------------------------------------------------------------
GROUP TOTAL                                                              5,842
------------------------------------------------------------------------------
ASSET BACKED CORPORATES (0.8%)
DaimlerChrysler Auto Trust,
 Series 00 E-A2
   6.21%, 12/8/03                        AAA                 26             26
Federal Home Loan Mortgage Corporation,
 Series T-42 A1
   4.75%, 2/25/42                        Agy                 85             85
Lehman ABS Manufactured Housing Contract,
 Series 01 B-A1
   3.01%, 3/15/10                        AAA                 58             59
Toyota Auto Receivables Owner Trust,
 Series 01 C-A2
   3.77%, 7/15/04                        AAA                131            132
------------------------------------------------------------------------------
GROUP TOTAL                                                                302
------------------------------------------------------------------------------
ENERGY (0.0%)
(o)@Mobile Energy Services, LLC
   8.67%, 1/1/17                         D                   59              1
------------------------------------------------------------------------------
OTHER (2.2%)
## ?!TRAINS
   8.654%, 2/1/12                        B1                 930            789
------------------------------------------------------------------------------
U.S. TREASURY BONDS (3.7%)
 U.S. Treasury Bond
   8.13%, 8/15/21                        Tsy                300            428
   8.75%, 8/15/20                        Tsy                435            652
 U.S. Treasury Strip
   0.00%, 5/15/11                        Tsy                350            251
------------------------------------------------------------------------------
GROUP TOTAL                                                              1,331
------------------------------------------------------------------------------
YANKEE BONDS (0.0%)
(o)Global Crossing Holdings Ltd.
   9.13%, 11/15/06                       N/R                125              2
------------------------------------------------------------------------------
TOTAL U.S. FIXED INCOME
 (Cost $8,262)                                                           8,267
------------------------------------------------------------------------------

                                       ++RATINGS       FACE
                                       (STANDARD      AMOUNT         VALUE
                                       & POOR'S)      (000)          (000)+
------------------------------------------------------------------------------
INTERNATIONAL FIXED INCOME (4.9%)
------------------------------------------------------------------------------
EUROPEAN CURRENCY UNIT (3.0%)
Deutsche Bundesrepublik,
   6.50%, 7/4/27                         AAA       EUR      267   $        323
Deutsche Bundesrepublik, Series,
   6.00%, 7/4/07                         AAA                 80             87
Government of France (O.A.T.),
   6.50%, 4/25/11                        AAA                230            264
Italy Buoni Poliennali Del Tesoro,
   9.50%, 2/1/06                         AA                  43             50
Treuhandanstalt,
   7.50%, 9/9/04                         AAA                333            355
------------------------------------------------------------------------------
GROUP TOTAL                                                              1,079
------------------------------------------------------------------------------
GERMAN MARK (0.1%)
International Bank for Reconstruction
 and Development,
   7.125%, 4/12/05                       AAA       DEM       56             60
------------------------------------------------------------------------------
JAPANESE YEN (1.8%)
Federal National Mortgage
 Association -- Global
 1.75%, 3/26/08                          Agy       JPY   10,000             88
Government of Japan
   0.90%, 12/22/08                       AAA             65,950            555
------------------------------------------------------------------------------
GROUP TOTAL                                                                643
------------------------------------------------------------------------------
UNITED STATES DOLLAR (0.0%)
Republic of Colombia,
   9.75%, 4/23/09                        BB        $         10              8
------------------------------------------------------------------------------
TOTAL INTERNATIONAL FIXED INCOME
 (Cost $1,757)                                                           1,790
------------------------------------------------------------------------------
                                                         SHARES
                                                         ------
INTERNATIONAL EQUITY (14.2%)
------------------------------------------------------------------------------
COMMON STOCKS (14.2%)
------------------------------------------------------------------------------
AUSTRIA (0.1%)
BANKS (0.0%)
Erste Bank Der Oesterreichischen
 Sparkassen AG                                               36              2
------------------------------------------------------------------------------
BUILDING MATERIALS (0.0%)
Wienerberger AG                                             759             11
------------------------------------------------------------------------------
IRON & STEEL (0.0%)
Voest-Alpine AG                                             531             14
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

2002 ANNUAL REPORT
September 30, 2002
                                                                             101

                                                                         VALUE
                                                         SHARES         (000)+
------------------------------------------------------------------------------
AUSTRIA (CONT'D)
TELECOMMUNICATIONS (0.1%)
*Telekom Austria AG                                       1,824   $         14
------------------------------------------------------------------------------
AUSTRIA TOTAL                                                               41
------------------------------------------------------------------------------
BELGIUM (0.3%)
BANKS (0.1%)
Dexia                                                     2,756             25
Fortis                                                    1,765             25
------------------------------------------------------------------------------
                                                                            50
------------------------------------------------------------------------------
CHEMICALS (0.1%)
Solvay S.A.                                                 460             27
------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT & COMPONENTS (0.0%)
Bekaert S.A.                                                372             14
------------------------------------------------------------------------------
HOLDING COMPANIES -- DIVERSIFIED (0.0%)
Groupe Bruxelles Lambert S.A.                                87              3
------------------------------------------------------------------------------
METALS & MINING (0.1%)
Umicore                                                     477             17
------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING (0.0%)
AGFA Gevaert N.V.                                           362              7
------------------------------------------------------------------------------
RETAIL (0.0%)
D'Ieteren N.V.                                                5              1
------------------------------------------------------------------------------
BELGIUM TOTAL                                                              119
------------------------------------------------------------------------------
BERMUDA (0.8%)
MISCELLANEOUS MANUFACTURING (0.8%)
Ingersoll-Rand Co., Class A                               2,500             86
Tyco International Ltd.                                  14,500            205
------------------------------------------------------------------------------
BERMUDA TOTAL                                                              291
------------------------------------------------------------------------------
BRAZIL (0.0%)
MINING (0.0%)
*Companhia Vale do Rio Doce                                 500             11
------------------------------------------------------------------------------
DENMARK (0.2%)
BANKS (0.0%)
Danske Bank A/S                                           1,250             19
------------------------------------------------------------------------------
BIOTECHNOLOGY (0.1%)
Novozymes A/S                                             1,400             27
------------------------------------------------------------------------------
COMMERCIAL SERVICES (0.0%)
Group 4 Falck A/S                                           200              5
------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT & COMPONENTS (0.0%)
Vestas Wind Systems A/S                                     350              5
------------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION (0.0%)
Kobenhavns Lufthavne                                         50              3
------------------------------------------------------------------------------

                                                                         VALUE
                                                         SHARES         (000)+
------------------------------------------------------------------------------
PHARMACEUTICALS (0.0%)
Novo-Nordisk A/S                                            200   $          5
------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.1%)
*GN Store Nord                                              600              2
TDC A/S                                                     900             20
------------------------------------------------------------------------------
                                                                            22
------------------------------------------------------------------------------
DENMARK TOTAL                                                               86
------------------------------------------------------------------------------
FINLAND (0.4%)
COMPUTERS (0.0%)
Tietoenator Oyj                                             284              3
------------------------------------------------------------------------------
FINANCIAL -- DIVERSIFIED (0.0%)
Sampo Oyj, Class A                                          208              1
------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER (0.1%)
Stora Enso Oy                                               475              5
UPM-Kymmene Oyj                                             395             11
------------------------------------------------------------------------------
                                                                            16
------------------------------------------------------------------------------
HAND & MACHINE TOOLS (0.0%)
Kone Oyj                                                    245              6
------------------------------------------------------------------------------
LEISURE TIME (0.0%)
Amer Group                                                  400             11
------------------------------------------------------------------------------
MACHINERY DIVERSIFIED (0.0%)
Metso Oyj                                                   165              1
------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING (0.0%)
Uponor Oyj                                                  645             13
------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.3%)
Nokia Oyj                                                 6,688             89
------------------------------------------------------------------------------
FINLAND TOTAL                                                              140
------------------------------------------------------------------------------
FRANCE (1.3%)
AEROSPACE & DEFENSE (0.0%)
European Aeronautic Defence and Space
 Co.                                                        741              8
Thales S.A.                                                 229              6
------------------------------------------------------------------------------
                                                                            14
------------------------------------------------------------------------------
AUTO MANUFACTURERS (0.0%)
Peugeot S.A.                                                209              8
Renault S.A.                                                105              5
------------------------------------------------------------------------------
                                                                            13
------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT (0.0%)
Michelin (C.G.D.E.), Class B                                243              7
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

102

                                                                         VALUE
                                                         SHARES         (000)+
------------------------------------------------------------------------------
FRANCE (CONT'D)
BANKS (0.1%)
BNP Paribas                                                 537   $         18
Societe Generale                                             35              2
------------------------------------------------------------------------------
                                                                            20
------------------------------------------------------------------------------
BUILDING MATERIALS (0.1%)
Cie de Saint Gobain                                         117              3
Imerys S.A.                                                 104             12
Lafarge S.A.                                                148             12
------------------------------------------------------------------------------
                                                                            27
------------------------------------------------------------------------------
CHEMICALS (0.0%)
Air Liquide                                                 144             18
------------------------------------------------------------------------------
COMMERCIAL SERVICES (0.3%)
*Autoroutes du Sud de la France                           3,534             94
------------------------------------------------------------------------------
COMPUTERS (0.1%)
*Atos Origin                                                510             13
Cap Gemini S.A.                                             397              6
------------------------------------------------------------------------------
                                                                            19
------------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION (0.1%)
Altran Technologies S.A.                                    558              3
Vinci S.A.                                                  504             31
------------------------------------------------------------------------------
                                                                            34
------------------------------------------------------------------------------
FOOD SERVICE (0.0%)
Sodexho Alliance S.A.                                       436              9
------------------------------------------------------------------------------
HOLDING COMPANIES -- DIVERSIFIED (0.0%)
LVMH Moet Hennessy Louis Vuitton S.A.                       365             13
------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS (0.0%)
Soceite BIC S.A.                                            184              6
------------------------------------------------------------------------------
INSURANCE (0.0%)
Axa                                                       1,201             12
------------------------------------------------------------------------------
LEISURE TIME (0.0%)
Zodiac S.A.                                                 226              4
------------------------------------------------------------------------------
LODGING (0.0%)
Accor S.A.                                                  384             11
------------------------------------------------------------------------------
MACHINERY DIVERSIFIED (0.0%)
*Alstom                                                     551              2
------------------------------------------------------------------------------
MINING (0.0%)
Pechiney S.A.                                                69              2
------------------------------------------------------------------------------

                                                                         VALUE
                                                         SHARES         (000)+
------------------------------------------------------------------------------
OIL & GAS (0.3%)
TotalFinaElf S.A. ADR                                       900   $         59
TotalFinaElf, Class B                                       235             31
------------------------------------------------------------------------------
                                                                            90
------------------------------------------------------------------------------
PHARMACEUTICALS (0.1%)
Aventis S.A.                                                258             14
Sanofi-Synthelabo S.A.                                      157              9
------------------------------------------------------------------------------
                                                                            23
------------------------------------------------------------------------------
REAL ESTATE (0.0%)
Union du Credit-Bail Immobilier                              49              3
------------------------------------------------------------------------------
RETAIL (0.1%)
Castorama Dubois Investissements                            353             23
------------------------------------------------------------------------------
SEMICONDUCTORS (0.1%)
STMicroelectronics N.V.                                   1,461             20
------------------------------------------------------------------------------
SOFTWARE (0.0%)
Dassault Systemes S.A.                                      229              4
------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.0%)
Alcatel S.A.                                              2,362              5
France Telecom                                              223              2
------------------------------------------------------------------------------
                                                                             7
------------------------------------------------------------------------------
WATER (0.0%)
Suez S.A.                                                   439              7
------------------------------------------------------------------------------
FRANCE TOTAL                                                               482
------------------------------------------------------------------------------
GERMANY (0.5%)
APPAREL (0.0%)
Hugo Boss AG                                                519              4
------------------------------------------------------------------------------
AUTO MANUFACTURERS (0.0%)
Porsche AG                                                    4              2
Volkswagen AG                                               200              7
------------------------------------------------------------------------------
                                                                             9
------------------------------------------------------------------------------
BANKS (0.0%)
Bayerische Hypo-und Vereinsbank AG                          200              3
------------------------------------------------------------------------------
BUILDING MATERIALS (0.0%)
Buderus AG                                                  384              8
------------------------------------------------------------------------------
CHEMICALS (0.1%)
BASF AG                                                     400             14
Bayer AG                                                    700             12
------------------------------------------------------------------------------
                                                                            26
------------------------------------------------------------------------------
ELECTRIC (0.1%)
E. On AG                                                    500             24
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

2002 ANNUAL REPORT
September 30, 2002
                                                                             103

                                                                         VALUE
                                                         SHARES         (000)+
------------------------------------------------------------------------------
GERMANY (CONT'D)
FINANCIAL -- DIVERSIFIED (0.0%)
Deutsche Boerse AG                                          174   $          6
------------------------------------------------------------------------------
FOOD (0.0%)
Metro AG                                                    200              3
------------------------------------------------------------------------------
INSURANCE (0.1%)
Allianz AG                                                  200             17
Muechener Rueckversicherungs AG
 (Registered)                                               200             20
------------------------------------------------------------------------------
                                                                            37
------------------------------------------------------------------------------
PHARMACEUTICALS (0.1%)
Schering AG                                                 450             21
------------------------------------------------------------------------------
RETAIL (0.0%)
Douglas Holding AG                                          342              7
------------------------------------------------------------------------------
SEMICONDUCTORS (0.0%)
Aixtron AG                                                  520              2
*Infineon Technologies AG                                   249              1
------------------------------------------------------------------------------
                                                                             3
------------------------------------------------------------------------------
SOFTWARE (0.0%)
SAP AG                                                      350             16
------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.1%)
Deutsche Telekom AG                                       2,300             19
------------------------------------------------------------------------------
TRANSPORTATION (0.0%)
Deutsche Post AG                                            650              5
------------------------------------------------------------------------------
GERMANY TOTAL                                                              191
------------------------------------------------------------------------------
GREECE (0.2%)
ELECTRIC (0.0%)
Public Power Corp.                                        1,200             17
------------------------------------------------------------------------------
HOLDING COMPANIES -- DIVERSIFIED (0.0%)
Viohalco                                                    700              3
------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.2%)
Hellenic Telecommunication
 Organization S.A.                                        2,800             32
Intracom S.A.                                             2,700             16
Vodafone-Panafon S.A.                                     3,200             14
------------------------------------------------------------------------------
                                                                            62
------------------------------------------------------------------------------
GREECE TOTAL                                                                82
------------------------------------------------------------------------------
IRELAND (0.2%)
BANKS (0.1%)
Allied Irish Banks plc                                    1,466             18
Bank of Ireland                                           1,721             17
------------------------------------------------------------------------------
                                                                            35
------------------------------------------------------------------------------

                                                                         VALUE
                                                         SHARES         (000)+
------------------------------------------------------------------------------
BUILDING MATERIALS (0.1%)
CRH plc                                                   1,064   $         12
------------------------------------------------------------------------------
FINANCIAL -- DIVERSIFIED (0.0%)
Irish Life & Permanent plc                                  449              5
------------------------------------------------------------------------------
MEDIA (0.0%)
Independent News & Media plc                              3,116              4
------------------------------------------------------------------------------
IRELAND TOTAL                                                               56
------------------------------------------------------------------------------
ITALY (0.6%)
BANKS (0.1%)
Capitalia S.p.A.                                          1,156              1
IntesaBci S.p.A.                                          6,241             10
IntesaBci S.p.A. RNC                                        888              1
------------------------------------------------------------------------------
                                                                            12
------------------------------------------------------------------------------
BUILDING MATERIALS (0.0%)
Italcementi S.p.A.                                          916              9
------------------------------------------------------------------------------
COMMERCIAL SERVICES (0.1%)
Autostrade Concessioni e Costruzioni
 Autostrade S.p.A.                                        3,541             27
------------------------------------------------------------------------------
ELECTRIC (0.0%)
Enel S.p.A.                                                 255              1
------------------------------------------------------------------------------
HEALTH CARE-PRODUCTS (0.0%)
*SNIA S.p.A.                                              3,419              6
------------------------------------------------------------------------------
INSURANCE (0.2%)
@*Alitalia S.p.A.                                           925             --
Alleanza Assicurazioni S.p.A.                             1,444              9
Assicurazioni Generali S.p.A.                             1,068             16
Riunione Adriatica di Sicurta S.p.A.                      2,406             28
------------------------------------------------------------------------------
                                                                            53
------------------------------------------------------------------------------
OIL & GAS (0.0%)
Ente Nazionale Idrocarburi S.p.A.                           896             12
------------------------------------------------------------------------------
RETAIL (0.0%)
*Autogrill S.p.A.                                           761              6
Bulgari S.p.A.                                            1,209              4
------------------------------------------------------------------------------
                                                                            10
------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.2%)
Telecom Italia S.p.A.                                     2,664             19
Telecom Italia S.p.A. RNC                                 8,646             43
TIM S.p.A.                                                3,684             14
*Tiscali S.p.A.                                           1,072              4
------------------------------------------------------------------------------
                                                                            80
------------------------------------------------------------------------------
ITALY TOTAL                                                                210
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

104

                                                                         VALUE
                                                         SHARES         (000)+
------------------------------------------------------------------------------
JAPAN (2.9%)
AGRICULTURE (0.0%)
Japan Tobacco, Inc.                                           1   $          6
------------------------------------------------------------------------------
AUTO MANUFACTURERS (0.2%)
Honda Motor Co., Ltd.                                       400             16
Toyota Motor Corp.                                        1,600             41
------------------------------------------------------------------------------
                                                                            57
------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT (0.1%)
Bridgestone Corp.                                         1,000             12
Denso Corp.                                                 400              7
------------------------------------------------------------------------------
                                                                            19
------------------------------------------------------------------------------
BANKS (0.2%)
Bank of Fukuoka Ltd.                                      1,000              4
Bank of Yokohama Ltd.                                     1,000              4
Mitsubishi Tokyo Finance Group, Inc.                          3             22
Mizuho Holding, Inc.                                          4              9
*Resona Holdings, Inc.                                    3,000              2
Shizuoka Bank Ltd.                                        1,000              7
Sumitomo Mitsui Banking Corp.                             2,000             11
Sumitomo Trust & Banking Co., Ltd.                        1,000              5
UFJ Holdings, Inc.                                            3              8
------------------------------------------------------------------------------
                                                                            72
------------------------------------------------------------------------------
BEVERAGES (0.0%)
Asahi Breweries Ltd.                                      1,000              6
Kirin Brewery Co., Ltd.                                   1,000              6
------------------------------------------------------------------------------
                                                                            12
------------------------------------------------------------------------------
BUILDING MATERIALS (0.0%)
Asahi Glass Co., Ltd.                                     1,000              6
Matsushita Electric Works                                 1,000              6
------------------------------------------------------------------------------
                                                                            12
------------------------------------------------------------------------------
CHEMICALS (0.1%)
Asahi Kasei Corp.                                         1,000              3
*Mitsubishi Chemical Corp.                                2,000              4
Mitsui Chemicals, Inc.                                    1,000              4
Nitto Denko Corp.                                           100              3
Shin-Etsu Chemical Co., Ltd.                                300             10
Sumitomo Chemical Co., Ltd.                               1,000              4
------------------------------------------------------------------------------
                                                                            28
------------------------------------------------------------------------------
COMMERCIAL SERVICES (0.1%)
Dai Nippon Printing Co., Ltd.                             1,000             11
Toppan Printing Co., Ltd.                                 1,000              9
------------------------------------------------------------------------------
                                                                            20
------------------------------------------------------------------------------

                                                                         VALUE
                                                         SHARES         (000)+
------------------------------------------------------------------------------
COMPUTERS (0.0%)
CSK Corp.                                                   100   $          3
TDK Corp.                                                   100              4
------------------------------------------------------------------------------
                                                                             7
------------------------------------------------------------------------------
COSMETICS/PERSONAL CARE (0.1%)
Kao Corp.                                                 1,000             22
Shiseido Co., Ltd.                                        1,000             12
------------------------------------------------------------------------------
                                                                            34
------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE (0.1%)
Itochu Corp.                                              1,000              3
Mitsubishi Corp.                                          1,000              7
Mitsui & Co., Ltd.                                        1,000              5
Sumitomo Corp.                                            1,000              5
------------------------------------------------------------------------------
                                                                            20
------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (0.0%)
Acom Co., Ltd.                                               50              2
------------------------------------------------------------------------------
ELECTRIC (0.1%)
Chubu Electric Power Co., Inc.                              400              7
Kansai Electric Power Co.                                   400              6
Kyushu Electric Power                                       200              3
Tohoku Electric Power                                       200              3
Tokyo Electric Power Co.                                    700             13
------------------------------------------------------------------------------
                                                                            32
------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT & COMPONENTS (0.1%)
Hitachi Ltd.                                              2,000             10
*Mitsubishi Electric Corp.                                1,000              3
Sanyo Electric Co., Ltd.                                  1,000              3
Sharp Corp.                                               1,000             10
Sumitomo Electric Industries Ltd.                         1,000              6
*Toshiba Corp.                                            2,000              6
------------------------------------------------------------------------------
                                                                            38
------------------------------------------------------------------------------
ELECTRONICS (0.3%)
Advantest Corp.                                             100              4
Fanuc Ltd.                                                  100              4
Hirose Electric Co., Ltd.                                   100              7
Keyence Corp.                                               100             17
Kyocera Corp.                                               100              7
Mabuchi Motor Co., Ltd.                                     100              9
Murata Manufacturing Co., Ltd.                              200             10
NEC Corp.                                                 1,000              5
NGK Insulators Ltd.                                       1,000              7
Secom Co., Ltd.                                             500             20
------------------------------------------------------------------------------
                                                                            90
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

2002 ANNUAL REPORT
September 30, 2002
                                                                             105

                                                                         VALUE
                                                         SHARES         (000)+
------------------------------------------------------------------------------
JAPAN (CONT'D)
ENGINEERING & CONSTRUCTION (0.0%)
Kajima Corp.                                              2,000   $          6
------------------------------------------------------------------------------
ENTERTAINMENT (0.0%)
Oriental Land Co., Ltd.                                     100              6
------------------------------------------------------------------------------
FINANCIAL -- DIVERSIFIED (0.1%)
Credit Saison Co., Ltd.                                     100              2
Daiwa Securities Group, Inc.                              1,000              6
Nikko Cordial Corp.                                       1,000              5
Nomura Holdings, Inc.                                     1,000             13
Orix Corp.                                                  100              6
Promise Co., Ltd.                                           100              4
Takefuji Corp.                                               50              3
------------------------------------------------------------------------------
                                                                            39
------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER (0.0%)
Nippon Unipac Holding                                         1              5
OJI Paper Co., Ltd.                                       1,000              5
------------------------------------------------------------------------------
                                                                            10
------------------------------------------------------------------------------
GAS (0.0%)
Osaka Gas Co., Ltd.                                       2,000              5
Tokyo Gas Co., Ltd.                                       2,000              6
------------------------------------------------------------------------------
                                                                            11
------------------------------------------------------------------------------
HAND & MACHINE TOOLS (0.0%)
Nidec Corp.                                                 100              5
SMC Corp.                                                   100              9
------------------------------------------------------------------------------
                                                                            14
------------------------------------------------------------------------------
HEALTH CARE-PRODUCTS (0.0%)
Hoya Corp.                                                  100              6
Terumo Corp.                                                200              3
------------------------------------------------------------------------------
                                                                             9
------------------------------------------------------------------------------
HOME FURNISHING (0.1%)
Matsushita Electric Industrial Co.,
 Ltd.                                                     1,000             10
Pioneer Corp.                                               100              2
Sony Corp.                                                  600             25
------------------------------------------------------------------------------
                                                                            37
------------------------------------------------------------------------------
HOMEBUILDING (0.0%)
Daiwa House Industry Co., Ltd.                            1,000              6
Sekisui House Ltd.                                        1,000              7
------------------------------------------------------------------------------
                                                                            13
------------------------------------------------------------------------------

                                                                         VALUE
                                                         SHARES         (000)+
------------------------------------------------------------------------------
INSURANCE (0.1%)
*Millea Holdings, Inc.                                        1   $          8
Mitsui Sumitomo Insurance Co., Ltd.                       2,000              9
Sompo Japan Insurance, Inc.                               1,000              6
------------------------------------------------------------------------------
                                                                            23
------------------------------------------------------------------------------
INTERNET (0.0%)
Softbank Corp.                                              100              1
------------------------------------------------------------------------------
IRON & STEEL (0.0%)
*JFE Holdings, Inc.                                         350              4
Nippon Steel Corp.                                        2,000              3
------------------------------------------------------------------------------
                                                                             7
------------------------------------------------------------------------------
MACHINERY DIVERSIFIED (0.0%)
Kubota Corp.                                              1,000              3
Toyota Industries Corp.                                     200              3
------------------------------------------------------------------------------
                                                                             6
------------------------------------------------------------------------------
MACHINERY: CONSTRUCTION & MINING (0.0%)
Komatsu Ltd.                                              1,000              3
------------------------------------------------------------------------------
MINING (0.0%)
Sumitomo Metal & Mining Co., Ltd.                         1,000              4
------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING (0.1%)
Fuji Photo Film co., Ltd.                                 1,000             30
Mitsubishi Heavy Industries Ltd.                          2,000              5
Nikon Corp.                                               1,000              8
------------------------------------------------------------------------------
                                                                            43
------------------------------------------------------------------------------
OFFICE & BUSINESS EQUIPMENT (0.1%)
Canon, Inc.                                               1,000             33
Ricoh Co., Ltd.                                           1,000             17
------------------------------------------------------------------------------
                                                                            50
------------------------------------------------------------------------------
OIL & GAS (0.0%)
Nippon Oil Corp.                                          1,000              4
TonenGeneral Sekiyu KK                                    1,000              6
------------------------------------------------------------------------------
                                                                            10
------------------------------------------------------------------------------
PHARMACEUTICALS (0.2%)
Chugai Pharmaceuticals Co., Ltd.                            900              8
Eisai Co., Ltd.                                             200              5
Sankyo Co., Ltd.                                          1,000             13
Takeda Chemical Industries Ltd.                           1,000             40
Yamanouchi Pharmaceutical Co., Ltd.                         400              9
------------------------------------------------------------------------------
                                                                            75
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

106

                                                                         VALUE
                                                         SHARES         (000)+
------------------------------------------------------------------------------
JAPAN (CONT'D)
REAL ESTATE (0.1%)
Mitsubishi Estate Co., Ltd.                               1,000   $          8
Mitsui Fudosan Co., Ltd.                                  1,000              8
------------------------------------------------------------------------------
                                                                            16
------------------------------------------------------------------------------
RETAIL (0.2%)
Aeon Co., Ltd.                                              200              5
Ito-Yokado Co., Ltd.                                      1,000             39
Marui Co., Ltd.                                             400              4
Seven-Eleven Japan                                        1,000             34
------------------------------------------------------------------------------
                                                                            82
------------------------------------------------------------------------------
SEMICONDUCTORS (0.1%)
Rohm Co., Ltd.                                              100             12
Tokyo Electron Ltd.                                         100              4
------------------------------------------------------------------------------
                                                                            16
------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.1%)
*Matsushita Communication IND                               100              3
Nippon Telegraph & Telephone Corp.                            4             13
NTT Data Corp.                                                1              4
NTT DoCoMo, Inc.                                             14             24
------------------------------------------------------------------------------
                                                                            44
------------------------------------------------------------------------------
TEXTILES (0.0%)
Kuraray Co., Ltd.                                         1,000              6
Teijin Ltd.                                               1,000              3
Toray Industries, Inc.                                    1,000              2
------------------------------------------------------------------------------
                                                                            11
------------------------------------------------------------------------------
TOYS/GAMES/HOBBIES (0.1%)
Nintendo Corp., Ltd.                                        100             12
*Sega Corp.                                                 100              2
------------------------------------------------------------------------------
                                                                            14
------------------------------------------------------------------------------
TRANSPORTATION (0.2%)
Central Japan Railway Co.                                     1              6
East Japan Railway Co.                                        2              9
Keio Electric Railway Co., Ltd.                           1,000              5
*Kinki Nippon Railway Co., Ltd                            2,000              5
Nippon Express Co., Ltd.                                  1,000              5
Nippon Yusen Kabushiki Kaisha                             1,000              3
Tokyu Corp.                                               1,000              4
West Japan Railway Co.                                        1              4
Yamato Transport Co., Ltd.                                1,000             15
------------------------------------------------------------------------------
                                                                            56
------------------------------------------------------------------------------
JAPAN TOTAL                                                              1,055
------------------------------------------------------------------------------

                                                                         VALUE
                                                         SHARES         (000)+
------------------------------------------------------------------------------
NETHERLANDS (0.6%)
BANKS (0.0%)
ABN Amro Holding N.V.                                       744   $          8
------------------------------------------------------------------------------
CHEMICALS (0.0%)
Akzo Nobel N.V.                                             457             15
------------------------------------------------------------------------------
COMMERCIAL SERVICES (0.0%)
IHC Caland N.V.                                             318             14
Vedior N.V.                                                 273              2
------------------------------------------------------------------------------
                                                                            16
------------------------------------------------------------------------------
COMPUTERS (0.0%)
*Getronics N.V.                                           1,574              1
------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE (0.0%)
@Buhrmann N.V.                                               76             --
Hagemeyer N.V.                                              237              2
------------------------------------------------------------------------------
                                                                             2
------------------------------------------------------------------------------
INSURANCE (0.1%)
Aegon N.V.                                                  354              3
ING Groep N.V.                                            1,049             15
------------------------------------------------------------------------------
                                                                            18
------------------------------------------------------------------------------
MEDIA (0.1%)
Reed Elsevier N.V.                                        1,104             13
Wolters Kluwer N.V.                                         299              5
------------------------------------------------------------------------------
                                                                            18
------------------------------------------------------------------------------
OFFICE & BUSINESS EQUIPMENT (0.1%)
OCE N.V.                                                  4,303             30
------------------------------------------------------------------------------
OIL & GAS (0.3%)
Royal Dutch Petroleum Co.                                   778             31
Royal Dutch Petroleum Co. ADR                             1,500             60
------------------------------------------------------------------------------
                                                                            91
------------------------------------------------------------------------------
RETAIL (0.0%)
Koninklijke Vendex KBB N.V.                                 658              5
------------------------------------------------------------------------------
TRANSPORTATION (0.0%)
TPG N.V.                                                    280              5
------------------------------------------------------------------------------
NETHERLANDS TOTAL                                                          209
------------------------------------------------------------------------------
NORWAY (0.1%)
ENVIRONMENTAL CONTROLS (0.0%)
Tomra Systems ASA                                           150              1
------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER (0.0%)
Norske Skogindustrier ASA                                   100              1
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

2002 ANNUAL REPORT
September 30, 2002
                                                                             107

                                                                         VALUE
                                                         SHARES         (000)+
------------------------------------------------------------------------------
NORWAY (CONT'D)
RETAIL (0.0%)
DnB Holding ASA                                             850   $          4
------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.1%)
*Tandberg ASA                                             1,300             13
Telenor ASA                                               9,800             30
------------------------------------------------------------------------------
                                                                            43
------------------------------------------------------------------------------
NORWAY TOTAL                                                                49
------------------------------------------------------------------------------
PORTUGAL (0.1%)
BANKS (0.0%)
Banco Comercial Portugues S.A.                            1,003              2
------------------------------------------------------------------------------
BUILDING MATERIALS (0.1%)
Cimpor Cimentos de Portugal S.A.                            767             13
------------------------------------------------------------------------------
COMMERCIAL SERVICES (0.0%)
Brisa-Auto Estradas de Portugal S.A.                      2,288             11
------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.0%)
Portugal Telecom SGPS S.A.                                2,672             12
------------------------------------------------------------------------------
PORTUGAL TOTAL                                                              38
------------------------------------------------------------------------------
SOUTH AFRICA (0.0%)
MINING (0.0%)
BHP Billiton plc                                            895              4
------------------------------------------------------------------------------
SOUTH KOREA (0.2%)
TELECOMMUNICATIONS (0.2%)
SK Telecom Co., Ltd. ADR                                  2,525             54
------------------------------------------------------------------------------
SPAIN (0.4%)
BANKS (0.0%)
Banco Bilbao Vizcaya Argentaria S.A.                        765              6
Banco Santander Central Hispano S.A.                        590              3
------------------------------------------------------------------------------
                                                                             9
------------------------------------------------------------------------------
COMMERCIAL SERVICES (0.1%)
ACESA Infraestructuras S.A.                               1,429             16
------------------------------------------------------------------------------
ELECTRIC (0.1%)
Iberdrola S.A.                                              991             13
------------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION (0.1%)
ACS, Actividades Cons y Serv                                312              9
Fomento de Construcciones y Contratas
 S.A.                                                       413              8
Grupo Dragados S.A.                                         571              9
Grupo Ferrovial S.A.                                        323              8
------------------------------------------------------------------------------
                                                                            34
------------------------------------------------------------------------------
IRON & STEEL (0.0%)
Acerinox S.A.                                               399             12
------------------------------------------------------------------------------

                                                                         VALUE
                                                         SHARES         (000)+
------------------------------------------------------------------------------
LODGING (0.0%)
SOL Melia S.A.                                              788   $          3
------------------------------------------------------------------------------
RETAIL (0.0%)
Inditex Industria de Diseno Textil
 S.A.                                                       335              7
------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.1%)
*Telefonica S.A.                                          5,403             40
------------------------------------------------------------------------------
SPAIN TOTAL                                                                134
------------------------------------------------------------------------------
SWEDEN (0.2%)
BANKS (0.0%)
Nordea AB                                                 1,048              4
Svenska Handelsbanken, Class A                              100              1
------------------------------------------------------------------------------
                                                                             5
------------------------------------------------------------------------------
COMMERCIAL SERVICES (0.0%)
Securitas AB, Class B                                       151              2
------------------------------------------------------------------------------
COMPUTERS (0.0%)
WM-Data AB                                                3,500              3
------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER (0.1%)
Holmen AB                                                   150              3
Svenska Cellulosa AB, Class B                               299              9
------------------------------------------------------------------------------
                                                                            12
------------------------------------------------------------------------------
MEDIA (0.0%)
Eniro AB                                                  1,600              8
------------------------------------------------------------------------------
METAL FABRICATORS (0.0%)
Hoganas AB                                                  400              7
------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING (0.1%)
Trelleborg AB, Class B                                    2,200             17
------------------------------------------------------------------------------
RETAIL (0.0%)
Hennes & Mauritz AB, Class B                                250              4
------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.0%)
*Telefonaktiebolaget LM Ericsson                          4,800              2
Telia AB                                                  1,547              4
------------------------------------------------------------------------------
                                                                             6
------------------------------------------------------------------------------
SWEDEN TOTAL                                                                64
------------------------------------------------------------------------------
SWITZERLAND (1.2%)
BANKS (0.1%)
*UBS AG                                                     500             21
------------------------------------------------------------------------------
BUILDING MATERIALS (0.0%)
Holcim Ltd.                                                 109             17
------------------------------------------------------------------------------
CHEMICALS (0.4%)
Ciba Speciality Chemicals AG                                607             40
Clariant AG                                                 217              4

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

108

                                                                         VALUE
                                                         SHARES         (000)+
------------------------------------------------------------------------------
SWITZERLAND (CONT'D)
Givaudan                                                     98   $         44
Lonza Group AG                                              546             31
Syngenta AG                                                 369             20
------------------------------------------------------------------------------
                                                                           139
------------------------------------------------------------------------------
COMPUTERS (0.0%)
*Logitech International S.A.                                578             16
------------------------------------------------------------------------------
HAND & MACHINE TOOLS (0.1%)
Schindler Holding AG                                         96             17
------------------------------------------------------------------------------
INSURANCE (0.1%)
Swiss Reinsurance (Registered)                              620             35
Zurich Financial Services AG                                 53              5
------------------------------------------------------------------------------
                                                                            40
------------------------------------------------------------------------------
PHARMACEUTICALS (0.2%)
Novartis AG                                               1,044             41
Roche Holding AG                                            288             20
------------------------------------------------------------------------------
                                                                            61
------------------------------------------------------------------------------
RETAIL (0.1%)
Compagnie Financiere Richemont AG                         1,077             16
Swatch Group AG (Registered)                                470              7
Swatch Group AG, Class B                                    124              9
Valora Holding AG                                            15              3
------------------------------------------------------------------------------
                                                                            35
------------------------------------------------------------------------------
SEMICONDUCTORS (0.0%)
Unaxis Holding AG                                           262             15
------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.2%)
*Kudelski S.A.                                              380              5
Swisscom AG (Registered)                                    206             57
------------------------------------------------------------------------------
                                                                            62
------------------------------------------------------------------------------
SWITZERLAND TOTAL                                                          423
------------------------------------------------------------------------------
UNITED KINGDOM (3.4%)
AEROSPACE & DEFENSE (0.0%)
BAE Systems plc                                           3,944             12
Rolls-Royce plc                                           1,773              3
------------------------------------------------------------------------------
                                                                            15
------------------------------------------------------------------------------
AUTO PARTS & EQUIPMENT (0.0%)
GKN plc                                                     638              2
------------------------------------------------------------------------------
BANKS (0.8%)
Barclays plc                                              8,508             50
HBOS plc                                                  5,413             50
HSBC Holdings plc                                         6,920             70

                                                                         VALUE
                                                         SHARES         (000)+
------------------------------------------------------------------------------
Lloyds TSB Group plc                                      7,910   $         58
Royal Bank of Scotland Group plc                          3,033             57
------------------------------------------------------------------------------
                                                                           285
------------------------------------------------------------------------------
BUILDING & CONSTRUCTION (0.0%)
BPB plc                                                     603              3
------------------------------------------------------------------------------
BUILDING MATERIALS (0.0%)
Hanson plc                                                  478              2
Pilkington plc                                            3,157              3
RMC Group plc                                               676              4
------------------------------------------------------------------------------
                                                                             9
------------------------------------------------------------------------------
CHEMICALS (0.0%)
BOC Group plc                                               612              8
Imperial Chemical Industries plc                          1,006              3
------------------------------------------------------------------------------
                                                                            11
------------------------------------------------------------------------------
COMMERCIAL SERVICES (0.2%)
Amey plc                                                  5,976              7
Brambles Industries plc                                   1,764              6
Bunzl plc                                                 2,511             17
De la Rue plc                                               669              3
Rank Group plc                                            2,237              9
Rentokil Initial plc                                      5,339             17
Securicor plc                                             7,364             12
------------------------------------------------------------------------------
                                                                            71
------------------------------------------------------------------------------
COMPUTERS (0.0%)
CMG plc                                                   3,078              2
Logica plc                                                1,924              4
------------------------------------------------------------------------------
                                                                             6
------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE (0.0%)
Wolseley plc                                                625              5
------------------------------------------------------------------------------
ELECTRIC (0.1%)
National Grid Group plc                                   1,642             12
Scottish & Southern Energy plc                            1,674             18
Scottish Power plc                                        3,900             21
------------------------------------------------------------------------------
                                                                            51
------------------------------------------------------------------------------
ELECTRONICS (0.1%)
Chubb plc                                                 1,666              3
Johnson Matthey plc                                       1,195             16
------------------------------------------------------------------------------
                                                                            19
------------------------------------------------------------------------------
ENGINEERING & CONSTRUCTION (0.2%)
Amec plc                                                  1,984              7
BAA plc                                                   2,918             24

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

2002 ANNUAL REPORT
September 30, 2002
                                                                             109

                                                                         VALUE
                                                         SHARES         (000)+
------------------------------------------------------------------------------
UNITED KINGDOM (CONT'D)
Balfour Beatty plc                                        4,358   $         10
Taylor Woodrow plc                                        4,630             13
------------------------------------------------------------------------------
                                                                            54
------------------------------------------------------------------------------
FINANCIAL -- DIVERSIFIED (0.0%)
Provident Financial plc                                     884              8
------------------------------------------------------------------------------
GAS (0.1%)
Centrica plc                                              3,428              9
Lattice Group plc                                         4,923             13
------------------------------------------------------------------------------
                                                                            22
------------------------------------------------------------------------------
HOLDING COMPANIES -- DIVERSIFIED (0.1%)
Six Continents plc                                        2,449             23
------------------------------------------------------------------------------
HOMEBUILDING (0.1%)
Barratt Developments plc                                  1,298              9
The Berkeley Group plc                                      596              6
Wimpey George plc                                         2,811             13
------------------------------------------------------------------------------
                                                                            28
------------------------------------------------------------------------------
INSURANCE (0.1%)
Aviva plc                                                   969              5
Legal & General Group plc                                 8,739             12
Prudential plc                                            1,172              6
------------------------------------------------------------------------------
                                                                            23
------------------------------------------------------------------------------
LEISURE TIME (0.0%)
MyTravel Group plc                                        1,032              1
------------------------------------------------------------------------------
MEDIA (0.0%)
Reed Elsevier plc                                         1,645             14
------------------------------------------------------------------------------
MINING (0.0%)
Rio Tinto plc                                               337              5
------------------------------------------------------------------------------
MISCELLANEOUS MANUFACTURING (0.1%)
BBA Group plc                                             1,576              4
IMI plc                                                     796              3
Novar plc                                                   722              1
Smiths Group plc                                          1,182             12
------------------------------------------------------------------------------
                                                                            20
------------------------------------------------------------------------------
OIL & GAS (0.5%)
BP plc                                                   12,574             84
BP plc ADR                                                2,000             80
Shell Transport & Trading Co., plc                        4,273             25
------------------------------------------------------------------------------
                                                                           189
------------------------------------------------------------------------------

                                                                         VALUE
                                                         SHARES         (000)+
------------------------------------------------------------------------------
PACKAGING & CONTAINERS (0.0%)
Rexam plc                                                 1,687   $         11
------------------------------------------------------------------------------
PHARMACEUTICALS (0.2%)
AstraZeneca plc                                             651             20
Glaxosmithkline plc                                       2,283             44
------------------------------------------------------------------------------
                                                                            64
------------------------------------------------------------------------------
REAL ESTATE (0.0%)
British Land Co. plc                                        402              3
*Canary Wharf Group plc                                   1,375              7
Great Portland Estates plc                                  217              1
Land Securities Group plc                                   482              6
------------------------------------------------------------------------------
                                                                            17
------------------------------------------------------------------------------
RETAIL (0.1%)
GUS plc                                                   1,566             13
Next plc                                                    886             13
Whitbread plc                                             2,566             21
------------------------------------------------------------------------------
                                                                            47
------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.4%)
BT Group plc                                             12,850             33
Cable & Wireless plc                                      2,230              4
*Viatel Inc                                                 315             --
Vodafone Group plc                                       91,257            117
------------------------------------------------------------------------------
                                                                           154
------------------------------------------------------------------------------
TRANSPORTATION (0.1%)
Associated British Ports Holdings plc                     3,485             22
Firstgroup plc                                            1,503              6
------------------------------------------------------------------------------
                                                                            28
------------------------------------------------------------------------------
WATER (0.2%)
AWG plc                                                   2,417             15
Kelda Group plc                                           1,653             10
Severn Trent plc                                          2,439             23
United Utilities plc                                        637              6
------------------------------------------------------------------------------
                                                                            54
------------------------------------------------------------------------------
UNITED KINGDOM TOTAL                                                     1,239
------------------------------------------------------------------------------
UNITED STATES (0.5%)
HEALTH CARE (0.0%)
*Gen-Probe, Inc.                                             86              2
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

110

                                                                         VALUE
                                                         SHARES         (000)+
------------------------------------------------------------------------------
UNITED STATES (CONT'D)
OIL & GAS (0.5%)
Amerada Hess Corp.                                          600   $         41
ChevronTexaco Corp                                        1,817            126
------------------------------------------------------------------------------
                                                                           167
------------------------------------------------------------------------------
UNITED STATES TOTAL                                                        169
------------------------------------------------------------------------------
TOTAL INTERNATIONAL EQUITY
 (Cost $6,280)                                                           5,147
------------------------------------------------------------------------------
                                       ++RATINGS       FACE
                                       (STANDARD      AMOUNT
                                       & POOR'S)      (000)
                                       ---------   ------------
HIGH YIELD (5.4%)
------------------------------------------------------------------------------
AEROSPACE (0.0%)
Air Canada
   10.25%, 3/15/11                       B         $         25             14
------------------------------------------------------------------------------
CABLE (0.3%)
British Sky Broadcasting plc
   6.88%, 2/23/09                        BB+                 10             10
   8.20%, 7/15/09                        BB+                 25             25
(o)Callahan Nordrhein-Westfalen GmbH
   14.00%, 7/15/10                       B-                 110              3
#Charter Communications Holdings, LLC
   0.00%, 1/15/115/15/11                 B-                  35             12
   10.25%, 1/15/10                       B-                   5              3
?Echostar DBS Corp.
   9.13%, 1/15/09                        B+                  35             33
Ono Finance plc
   13.00%, 5/1/09                        B+                  20              4
Pegasus Communications Corp.
   9.75%, 12/1/06                        CCC+                 5              2
   12.50%, 8/1/07                        CCC+                 3              1
#RCN Corp.
   0.00%, 10/15/07                       CCC-                50              9
Satelites Mexicanos S.A. de C.V.
   10.13%, 11/1/04                       CCC-                30             11
#Telewest Communications plc
   0.00%, 4/15/09                        C         GBP       25              6
(o)United Pan-Europe Communications
 N.V.
   10.88%, 8/1/09                        D         $        115              4
------------------------------------------------------------------------------
GROUP TOTAL                                                                123
------------------------------------------------------------------------------
CHEMICALS (0.3%)
Acetex Corp
   10.88%, 8/1/09                        B+                  10             11

                                       ++RATINGS       FACE
                                       (STANDARD      AMOUNT         VALUE
                                       & POOR'S)      (000)          (000)+
------------------------------------------------------------------------------
Equistar Chemicals LP
   10.13%, 9/1/08                        BB        $         11   $         10
ISP Chemco, Inc.
   10.25%, 7/1/11                        BB-                 15             15
ISP Holdings, Inc.
   10.63%, 12/15/09                      B+                  20             18
Lyondell Chemical Co.
   9.63%, 5/1/07                         BB                  10              9
Messer Griesheim GmbH
   10.38%, 6/1/11                        B+        EUR       45             45
Millennium America, Inc.
   9.25%, 6/15/08                        BBB-      $         15             15
------------------------------------------------------------------------------
GROUP TOTAL                                                                123
------------------------------------------------------------------------------
ENERGY (0.5%)
BRL Universal Equipment 2001 A LP
   8.88%, 2/15/08                        BB-                 20             20
Chesapeake Energy, Inc.
   8.13%, 4/1/11                         B+                  40             40
?Hanover Equipment Trust 2001 A
   8.50%, 9/1/08                         BB-                 15             14
   8.75%, 9/1/11                         BB-                  5              5
##Husky Oil Co.
   0.00%, 8/15/28                        BB+                 25             28
Magnum Hunter Resources, Inc.
   9.60%, 3/15/12                        BB+                 10             10
Pemex Project Funding Master Trust
   9.13%, 10/13/10                       BBB-                15             16
Stone Energy Corp.
   8.25% , 12/15/11                      B+                  10             10
?Tesoro Escrow Corp.
   9.63%, 4/1/12                         B+                  20             11
Vintage Petroleum, Inc.
   7.88%, 5/15/11                        B                    5              5
Vintage Petroleum, Inc.
   9.75%, 6/30/09                        B                   30             31
------------------------------------------------------------------------------
GROUP TOTAL                                                                190
------------------------------------------------------------------------------
FINANCIAL (0.1%)
Golden State Bancorp, Inc.
   7.13%, 8/1/05                         BB+                  5              5
iStar Financials, Inc.
   8.75%, 8/15/08                        BB+                 20             21
------------------------------------------------------------------------------
GROUP TOTAL                                                                 26
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

2002 ANNUAL REPORT
September 30, 2002
                                                                             111

                                       ++RATINGS       FACE
                                       (STANDARD      AMOUNT         VALUE
                                       & POOR'S)      (000)          (000)+
------------------------------------------------------------------------------
FOOD & TOBACCO (0.1%)
Smithfield Foods, Inc.
   7.63%, 2/15/08                        BB+       $         35   $         33
------------------------------------------------------------------------------
FOREST PRODUCTS (0.5%)
MDP Acquisitions plc
   10.13%, 9/30/12                       B         EUR       20             19
Norampac, Inc.
   9.50%, 2/1/08                         BB+       $         26             28
Owens-Illinois, Inc.
   7.50%, 5/15/10                        B+                  30             25
Pacifica Papers, Inc.
   10.00%, 3/15/09                       BB+                 20             20
Pliant Corp.
   13.00%, 6/1/10                        B-                  10             10
Riverwood International Corp.
   10.88%, 4/1/08                        CCC+                35             35
?Tekni-plex, Inc.
   12.75%, 6/15/10                       B-                  10              5
Tembec Industries, Inc.
   8.50%, 2/1/11                         BB+                 20             20
------------------------------------------------------------------------------
GROUP TOTAL                                                                162
------------------------------------------------------------------------------
GAMING & LEISURE (0.7%)
Harrahs Operating Co., Inc.
   8.00%, 2/1/11                         BB-                 25             29
Hilton Hotels Corp.
   7.95%, 4/15/07                        BBB-                10             10
Horseshoe Gaming Holdings Corp.
   8.63%, 5/15/09                        B+                  30             31
Host Marriott Corp.
   7.88%, 8/1/08                         BB-                 15             14
International Game Technology
   8.38%, 5/15/09                        BBB-                25             27
Park Place Entertainment Corp.
   8.50%, 11/15/06                       BBB-                20             21
Prime Hospitality Corp.
   8.38%, 5/1/12                         B+                  20             19
Six Flags, Inc.
   8.88%, 2/1/10                         B                   15             12
?Starwood Hotels & Resorts Worldwide,
 Inc.
   7.38%, 5/1/07                         BBB-                 5              5
   7.88%, 5/1/12                         BBB-                20             19

                                       ++RATINGS       FACE
                                       (STANDARD      AMOUNT         VALUE
                                       & POOR'S)      (000)          (000)+
------------------------------------------------------------------------------
Station Casinos, Inc.
   9.88%, 7/1/10                         BBB-      $         35   $         38
?Venetian Casino Resort LLC
   11.00%, 6/15/10                       B-                  15             15
------------------------------------------------------------------------------
GROUP TOTAL                                                                240
------------------------------------------------------------------------------
HEALTH CARE (0.2%)
Amerisource Bergen Corp.
   8.13%, 9/1/08                         BB-                 20             21
Fisher Scientific International
   7.13%, 12/15/05                       B                   10             10
   9.00%, 2/1/08                         BB-                  5              5
Fresenius Medical Capital Trust II
   7.88%, 2/1/08                         B+                  25             21
?HEALTHSOUTH Corp.
   7.63%, 6/1/12                         BB-                 10              7
Omnicare, Inc.
   8.13%, 3/15/11                        BB+                 15             16
------------------------------------------------------------------------------
GROUP TOTAL                                                                 80
------------------------------------------------------------------------------
HOUSING (0.2%)
CB Richard Ellis, Inc.
   11.25%, 6/15/11                       B                   20             18
Louisiana-Pacific Corp.
   8.88%, 8/15/10                        B+                   5              5
   10.88%, 11/15/08                      B+                  20             21
Schuler Homes, Inc.
   9.38%, 7/15/09                        BB                   5              5
?Technical Olympic USA, Inc.
   9.00%, 7/1/10                         B-                   5              5
   10.38%, 7/1/12                        B-                  10              9
Toll Corp.
   8.25%, 2/1/11                         BB+                 25             25
------------------------------------------------------------------------------
GROUP TOTAL                                                                 88
------------------------------------------------------------------------------
INFORMATION TECHNOLOGY (0.1%)
Fairchild Semiconductor
 International, Inc.
   10.38%, 10/1/07                       B                    5              5
   10.50%, 2/1/09                        B                    5              5
Flextronics International Ltd.
   8.75%, 10/15/07                       BB-                  5              5
Solectron Corp.
   Zero Coupon, 11/20/20                 BB                  40             16
------------------------------------------------------------------------------
GROUP TOTAL                                                                 31
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

112

                                       ++RATINGS       FACE
                                       (STANDARD      AMOUNT         VALUE
                                       & POOR'S)      (000)          (000)+
------------------------------------------------------------------------------
MEDIA -- BROADCAST (0.2%)
Interep National Radio Sales, Class
 A,
 Series B
   10.00%, 7/1/08                        CCC-      $         15   $         13
Nextmedia Operating, Inc.
   10.75%, 7/1/11                        B-                  20             20
Salem Communications Holding Corp.
   9.00%, 7/1/11                         B-                  20             21
TV Azteca S.A. de C.V.,
 Series B
   10.50%, 2/15/07                       B+                  25             23
Young Broadcasting, Inc.
   10.00%, 3/1/11                        B-                  11             10
------------------------------------------------------------------------------
GROUP TOTAL                                                                 87
------------------------------------------------------------------------------
MEDIA -- DIVERSIFIED (0.3%)
Alliance Atlantis Communications,
 Inc.
   13.00%, 12/15/09                      B                   25             27
AOL Time Warner, Inc.
   6.88%, 5/1/12                         BBB+                15             14
Hollinger Participation Trust
   12.125%, 11/15/10                     B                   18             16
?Mail Well I Corp.
   9.63%, 3/15/12                        BB-                 20             14
Muzak LLC
   9.88%, 3/15/09                        CCC                 10              7
Primedia, Inc.
   8.88%, 5/15/11                        B                   20             15
------------------------------------------------------------------------------
GROUP TOTAL                                                                 93
------------------------------------------------------------------------------
METALS (0.3%)
?Intermet Corp
   9.75%, 6/15/09                        B+                  25             24
(o)National Steel Corp.
   9.88%, 3/1/09                         D                   50             17
?Oregon Steel Mills, Inc.
   10.00%, 7/15/09                       BB-                 10             10
Phelps Dodge Corp.
   8.75%, 6/1/11                         BBB-                20             20
Ucar Finance, Inc.
   10.25%, 2/15/12                       B                   20             19
------------------------------------------------------------------------------
GROUP TOTAL                                                                 90
------------------------------------------------------------------------------
MANUFACTURING (0.4%)
Case Corp.
   6.25%, 12/1/03                        BB                  10             10
Case Credit Corp.
   6.13%, 2/15/03                        BB                   5              5

                                       ++RATINGS       FACE
                                       (STANDARD      AMOUNT         VALUE
                                       & POOR'S)      (000)          (000)+
------------------------------------------------------------------------------
Corning, Inc.
   0.00%, 11/8/15                        BB+       $         35   $         15
Flowserve Corp.
   12.25%, 8/15/10                       B                   15             15
?Foamex-LP
   10.75%, 4/1/09                        B                   20             18
?Johnsondiversey, Inc.
   9.63%, 5/15/12                        B                   15             15
   9.63%, 5/15/12                        B         EUR        5              5
Manitowoc Co.
   10.38%, 5/15/11                       B+                  40             40
NMHG Holding Co.
   10.00%, 5/15/09                       B+        $          5              5
?Trimas Corp.
   9.88%, 6/15/12                        B                   20             20
TYCO International Group S.A.
   6.75%, 2/15/11                        BBB-                10              8
------------------------------------------------------------------------------
GROUP TOTAL                                                                156
------------------------------------------------------------------------------
SERVICES (0.2%)
Allied Waste N.A.
   8.88%, 4/1/08                         BB-                 20             19
Encompass Services Corp.
   10.50%, 5/1/09                        CCC+                10              1
Waste Management, Inc.
   6.88%, 5/15/09                        BBB                 15             15
   7.65%, 3/15/11                        BBB                 20             21
------------------------------------------------------------------------------
GROUP TOTAL                                                                 56
------------------------------------------------------------------------------
TELECOMMUNICATIONS (0.3%)
@(o)Adelphia Business Solutions,
 Inc.,
 Series B
   13.00%, 4/15/03                       D                  125             --
(o)++Exodus, Inc.
   11.63%, 7/15/10                       B-                 130              8
@(o)++Espirt Telecom
 11.00%, 6/15/08                         N/R                 64             --
Focal Communications Corp.
   #0.00%, 2/15/08                       CC                  97              4
   11.88%, 1/15/10                       CC                  63              6
(o)Global Crossing Holdings Ltd.
   9.63%, 5/15/08                        N/R                195              3
(o)Globix Corp.
   12.50%, 2/1/10                        N/R                130             23
(o)@++GT Group Telecom, Inc.
   13.25%, 2/1/10                        D                  210             --
(o)@KPNQwest N.V.
   10.00%, 3/15/12                       CCC       EUR       14             --

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

2002 ANNUAL REPORT
September 30, 2002
                                                                             113

                                       ++RATINGS       FACE
                                       (STANDARD      AMOUNT         VALUE
                                       & POOR'S)      (000)          (000)+
------------------------------------------------------------------------------
TELECOMMUNICATIONS (CONT'D)
@(o)++Metromedia Fiber Network, Inc.
   10.00%, 12/15/09                      D         $        145   $         --
Primus Telecommunications GP
   12.75%, 10/15/09                      CCC-                20             10
(o)Psinet, Inc.
   10.00%, 2/15/05                       D                  160             16
   11.00%, 8/1/09                        D                  125             13
(o)Rhythms Netconnections, Inc.,
 Series B
   13.50%, 5/15/08                       D                  299              4
   14.00%, 2/15/10                       CCC+               124              3
(o)RSL Communications plc
   #0.00%, 3/15/08                       B-        DEM      332              4
   9.13%, 3/1/08                         B-        $         55              1
   12.00%, 11/1/08                       B-                  45              1
   12.25%, 11/15/06                      B-                  50              1
(o)Song Networks N.V.
   13.00%, 5/15/09                       C         EUR      100             11
(o)++Viatel, Inc.
   12.50%, 4/15/08                       CC        $        230              1
@(o)Winstar Communications, Inc.
   14.75%, 4/15/10                       B-                 965             --
(o)Worldcom, Inc.-WorldCom Group
   6.95%, 8/15/28                        D                   10              1
   8.25%, 5/15/31                        D                   45              5
(o)XO Communications, Inc.
   9.45%, 4/15/08                        B                  100              1
   @(LOGO)10.75%, 11/15/08               B                   85             --
------------------------------------------------------------------------------
GROUP TOTAL                                                                116
------------------------------------------------------------------------------
TRANSPORTATION (0.3%)
Arvinmeritor, Inc.
   8.75%, 3/1/12                         BBB-                15             16
Autonation, Inc.
   9.00%, 8/1/08                         BB+                 10             10
Collins & Aikman Products
   10.75%, 12/31/11                      B                   20             19
   11.50%, 4/15/06                       B                    5              5
Dana Corp.
   9.00%, 8/15/11                        BB        EUR       40             35
Dura Operating Corp.
   8.63%, 4/15/12                        B+        $         15             15
Lear Corp.
   8.11%, 5/15/09                        BB+                 10             10
?Metaldyne Corp.
   11.00%, 6/15/12                       B                   10              9

                                       ++RATINGS       FACE
                                       (STANDARD      AMOUNT         VALUE
                                       & POOR'S)      (000)          (000)+
------------------------------------------------------------------------------
Stoneridge, Inc.
   11.50%, 5/1/12                        B         $          5   $          5
------------------------------------------------------------------------------
GROUP TOTAL                                                                124
------------------------------------------------------------------------------
UTILITIES (0.1%)
Calpine Corp.
   8.50%, 2/15/11                        B+                  20              8
Dynegy Holdings, Inc.
   6.88%, 4/1/11                         B-                  15              4
PG&E National Energy Group
   10.38%, 5/16/11                       BBB-                10              4
?PSEG Energy Holdings, Inc.
   8.63%, 2/15/08                        BBB-                15             12
------------------------------------------------------------------------------
GROUP TOTAL                                                                 28
------------------------------------------------------------------------------
WIRELESS (0.2%)
American Tower Corp.
   9.38%, 2/1/09                         B-                  20             12
Centennial Cellular Corp.
   10.75%, 12/15/08                      B                   20             10
#CTI Holdings S.A.
   0.00%, 4/15/08                        CCC+               100              5
@(o)++Dolphin Telecom Ltd.
   14.00%, 5/15/09                       C                  125             --
   +11.63%, 6/1/08                       Ca        EUR      110             --
(o)++Globalstar LP
   11.38%, 2/15/04                       B         $        100              3
   11.50%, 6/1/05                        N/R                 20              1
Grupo Iusacell S.A. de C.V.
   14.25%, 12/1/06                       B                   10              4
#Nextel Communications, Inc.
   0.00%, 2/15/08                        CCC+                30             22
PTC International Finance II S.A.
   11.25%, 12/1/09                       B+        EUR       10             10
------------------------------------------------------------------------------
GROUP TOTAL                                                                 67
------------------------------------------------------------------------------
OTHER (0.1%)
@##Republic of Venezuela,
   0.00%, 4/15/20                        BB        $          1             --
United Mexican States,
   8.38%, 1/14/11                        BBB-                15             16
------------------------------------------------------------------------------
GROUP TOTAL                                                                 16
------------------------------------------------------------------------------
TOTAL HIGH YIELD
 (Cost $5,362)                                                           1,943
------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

114

                                               .VALUESHARES    (000)+
-----------------------------------------------------------------------
COMMON STOCKS (0.0%)
-----------------------------------------------------------------------
TELEPHONE SERVICE (0.0%)
@Song Networks Holding AB ADR
 (Cost $0)                                                1  $      --
-----------------------------------------------------------------------
                                  ++RATINGS
                                  (STANDARD
                                  & POOR'S)
                                  -------
PREFERRED STOCKS (0.4%)
-----------------------------------------------------------------------
MEDIA -- BROADCAST (0.1%)
Paxson Communications Corp.,
 PIK,
   13.25%, 11/15/06                 CCC+                  5         27
?Paxson Communications Corp.,
 PIK,
   9.75%, 12/31/06                  N/R                   4         17
-----------------------------------------------------------------------
GROUP TOTAL                                                         44
-----------------------------------------------------------------------
MEDIA -- DIVERSIFIED (0.0%)
Primedia, Inc.,
   Series D                         CCC                  50          2
-----------------------------------------------------------------------
TELECOMMUNICATIONS (0.0%)
Broadwing Communications
 Systems, Inc.                      B                    39          4
@Intermedia Communications,
 Inc.,
 Series B, PIK                      C                    18         --
(o)XO Communications, Inc., PIK     C                 2,780          1
-----------------------------------------------------------------------
GROUP TOTAL                                                          5
-----------------------------------------------------------------------
UTILITIES (0.1%)
McLeod USA, Inc.                                        490          1
TNP Enterprises, Inc.,
 Series D, PIK                      B1                   39         34
-----------------------------------------------------------------------
GROUP TOTAL                                                         35
-----------------------------------------------------------------------
WIRELESS (0.2%)
!Dobson Communications Corp.,
 PIK                                Caa2                109         28
Nextel Communications, Inc.,
 Series D, PIK, 13.00%              CCC+                 29         20
-----------------------------------------------------------------------
GROUP TOTAL                                                         48
-----------------------------------------------------------------------
TOTAL PREFERRED STOCKS
 (Cost $360)                                                       134
-----------------------------------------------------------------------

                                                  NO. OF       VALUE
                                                 WARRANTS      (000)
-----------------------------------------------------------------------
WARRANTS (0.0%)
-----------------------------------------------------------------------
MEDIA -- BROADCAST (0.0%)
@?Paxson Communications Corp.,
 expiring 6/30/03                                        96  $      --
-----------------------------------------------------------------------
METALS (0.0%)
NSM Steel, Inc.                                           1         --
-----------------------------------------------------------------------
UTILITIES (0.0%)
McLeodUSA, Inc.,
 expiring 4/16/07                                     1,087          1
@?SW Acquisition LP,
 expiring 4/1/11                                         55         --
-----------------------------------------------------------------------
GROUP TOTAL                                                          1
-----------------------------------------------------------------------
WIRELESS (0.0%)
!!@?Globalstar
 Telecommunications Ltd.,
 expiring 2/15/04                                     1,250         --
@?Occidente y Caribe Cellular,
 expiring 3/15/04                                     9,250         --
-----------------------------------------------------------------------
GROUP TOTAL                                                         --
-----------------------------------------------------------------------
TOTAL WARRANTS
 (Cost $12)                                                          1
-----------------------------------------------------------------------
                                                   FACE
                                                  AMOUNT
                                                  (000)
                                               ------------
CASH EQUIVALENTS (4.2%)
-----------------------------------------------------------------------
REPURCHASE AGREEMENTS (3.8%)
**J.P. Morgan Securities, Inc.
   1.87%, dated 9/30/02, due
     10/1/02                                   $      1,394      1,394
-----------------------------------------------------------------------
U.S. TREASURY BILLS (0.4%)
+++U.S. Treasury Bill
   1.53% 10/17/02                                       135        135
-----------------------------------------------------------------------
TOTAL CASH EQUIVALENTS
 (Cost $1,529)                                                   1,529
-----------------------------------------------------------------------
TOTAL INVESTMENTS (99.7%)
 (Cost $43,442)                                                 36,144
-----------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

MULTI-ASSET-CLASS PORTFOLIO

2002 ANNUAL REPORT
September 30, 2002
                                                                             115

                                                                     VALUE
                                                                     (000)+
------------------------------------------------------------------------------
OTHER ASSETS & LIABILITIES (0.3%)
Cash                                                              $          4
Foreign Currency (Cost $12)                                                 19
Due from Broker                                                          2,554
Receivable for Forward Commitments                                       1,765
Receivable for Investments Sold                                            863
Interest Receivable                                                        191
Receivable for Fund Shares Sold                                             95
Dividends Receivable                                                        45
Other Assets                                                                 1
Payable for Forward Commitments                                        (4,760)
Payable for Investments Purchased                                        (344)
Payable for Fund Shares Redeemed                                         (157)
Payable for Daily Variation Margin on Futures
 Contracts                                                                (81)
Net Unrealized Loss on Forward Foreign Currency
 Contracts                                                                (31)
Payable for Trustees' Fees and Expenses                                   (11)
Payable for Investment Advisory Fees                                       (8)
Payable for Administrative Fees                                            (7)
Other Liabilities                                                         (74)
                                                                  ------------
                                                                            64
------------------------------------------------------------------------------
NET ASSETS (100%)                                                 $     36,208
------------------------------------------------------------------------------
INSTITUTIONAL CLASS
------------------------------------------------------------------------------
NET ASSETS
Applicable to 4,745,278 outstanding shares of
 beneficial interest (unlimited authorization, no par value)      $     34,147
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                $7.20
------------------------------------------------------------------------------
INVESTMENT CLASS
------------------------------------------------------------------------------
NET ASSETS
Applicable to 287,972 outstanding shares of
 beneficial interest (unlimited authorization, no par value)      $      2,061
------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                                $7.16
------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
 Paid-In Capital                                                  $     74,906
 Undistributed Net Investment Income (Loss)                              1,042
 Undistributed Realized Net Gain (Loss)                               (32,249)
 Unrealized Appreciation (Depreciation) on:
   Investment Securities                                               (7,298)
   Foreign Currency Translations                                          (23)
   Futures                                                               (170)
------------------------------------------------------------------------------
NET ASSETS                                                        $     36,208
------------------------------------------------------------------------------

+     See Note A1 to Financial Statements.
++    Ratings are unaudited.
*     Non-Income Producing Security.
**    The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this statement of net assets. The investment in the repurchase agreement is through participation in a joint account with affiliated funds.
?     144A security. Certain conditions for public sale may exist.
++ A portion of these securities was pledged to cover margin requirements for futures contracts.
(o)   Security is in default.
# Step Bond- Coupon Rate increases in increments to maturity. Rate disclosed is as of September 30, 2002. Maturity date is the ultimate maturity.
## Variable or floating rate security -- rate disclosed is as of September 30, 2002.
??    Security is subject to delayed delivery.
! Moody's Investor Service, Inc. rating. Security is not rated by Standard & Poor's Corporation.
!!    Security is fair valued.
@     Value is less than $500.
ADR   American Depositary Receipt
Inv FlInverse Floating Rate -- Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at September 30, 2002.
IO    Interest Only
N/R   Not rated by Moody's Investor Service, Inc. or Standard & Poor's
      Corporation.
PAC   Planned Amortization Class
PIK   Payment-in-Kind Security
PO    Principal Only
TBA   To be announced.
EUR   European Currency Unit
DEM   German Mark
GBP   British Pound
JPY   Japanese Yen
TRAINSTargeted Return Index Securities
RNC   Non Convertible Savings Shares

    The accompanying notes are an integral part of the financial statements.

116

Statement of Operations
For the Year Ended September 30, 2002

                                                              CORE PLUS     INVESTMENT    U.S. CORE
                                                                  FIXED    GRADE FIXED        FIXED
                                                                 INCOME         INCOME       INCOME
                       (IN THOUSANDS)                         PORTFOLIO      PORTFOLIO    PORTFOLIO
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME+
Dividends                                                     $   2,816        $   202     $     56
Interest                                                        214,126         17,292       10,921
-------------------------------------------------------------------------------------------------------
Total Income                                                    216,942         17,494       10,977
-------------------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Services                                     15,665          1,408          927
Administrative Fee                                                3,660            323          212
Custodian Fee                                                       458             29           38
Audit Fee                                                            60             27           27
Legal Fee                                                            69              8           10
Filing & Registration Fees                                           42             22           30
Shareholder Servicing Fee -- Investment Class shares                116             --           --
Distribution Fees -- Adviser Class shares                           456              1           15
Trustees' Fees and Expenses                                           1             13            4
Other Expenses                                                      870             78           86
-------------------------------------------------------------------------------------------------------
Total Expenses                                                   21,397          1,909        1,349
-------------------------------------------------------------------------------------------------------
Waiver of Investment Advisory Fees                                   --             --          (79)
Expense Offset                                                      (86)            (8)          (9)
-------------------------------------------------------------------------------------------------------
Net Expenses                                                     21,311          1,901        1,261
-------------------------------------------------------------------------------------------------------
Net Investment Income                                           195,631         15,593        9,716
-------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
Investment Securities                                            96,203          9,797        5,854
Foreign Currency Transactions                                     8,151            723           --
Futures, Swaps and Short Sales                                    3,587          3,172        3,349
-------------------------------------------------------------------------------------------------------
Realized Net Gain (Loss)                                        107,941         13,692        9,203
-------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities                                            77,695         16,890        9,614
Foreign Currency Translations                                        --             --           --
Futures, Swaps and Short Sales                                 (127,312)       (13,647)      (8,600)
-------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)            (49,617)         3,243        1,014
-------------------------------------------------------------------------------------------------------
Net Gain (Loss)                                                  58,324         16,935       10,217
-------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $ 253,955       $ 32,528      $19,933
-------------------------------------------------------------------------------------------------------

+ Net of $81 withholding tax for the Core Plus Fixed Income Portfolio.

    The accompanying notes are an integral part of the financial statements.

For the Year Ended September 30, 2002

2002 ANNUAL REPORT
September 30, 2002
                                                                             117

                                                                                                                 INTERMEDIATE
                                                              CASH RESERVES        GLOBAL FIXED    HIGH YIELD        DURATION
                       (IN THOUSANDS)                             PORTFOLIO    INCOME PORTFOLIO     PORTFOLIO       PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME+
Dividends                                                     $          --    $             74    $   1,319     $         30
Interest                                                              3,004               1,700       63,270            4,350
---------------------------------------------------------------------------------------------------------------------------------
Total Income                                                          3,004               1,774       64,589            4,380
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Services                                            362                 142        2,712              385
Administrative Fee                                                      121                  32          504               87
Custodian Fee                                                            21                  18           71               26
Audit Fee                                                                17                  27           39               23
Legal Fee                                                                 2                   1           26                3
Filing & Registration Fees                                               18                  14           28               14
Shareholder Servicing Fee -- Investment Class shares                      7                  --           13               70
Distribution Fees -- Adviser Class shares                                --                  --          246               --
Trustees' Fees and Expenses                                              --                  --           25               --
Other Expenses                                                           29                   9          174               12
---------------------------------------------------------------------------------------------------------------------------------
Total Expenses                                                          577                 243        3,838              620
---------------------------------------------------------------------------------------------------------------------------------
Waiver of Investment Advisory Fees                                      (98)                 --           --               --
Expense Offset                                                          (14)                 (1)         (71)              (2)
---------------------------------------------------------------------------------------------------------------------------------
Net Expenses                                                            465                 242        3,767              618
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income                                                 2,539               1,532       60,822            3,762
---------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
Investment Securities                                                    (4)               (594)    (122,997)           1,500
Foreign Currency Transactions                                            --                (314)      (5,213)             196
Futures and Swaps                                                        --                (279)      (2,434)           2,037
---------------------------------------------------------------------------------------------------------------------------------
Realized Net Gain (Loss)                                                 (4)             (1,187)    (130,644)           3,733
---------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities                                                    --               2,294        2,174            1,124
Foreign Currency Translations                                            --                 157        1,185               (1)
Futures and Swaps                                                        --                  49       (1,326)            (216)
---------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                     --               2,500        2,033              907
---------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss)                                                          (4)              1,313     (128,611)           4,640
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $       2,535    $          2,845    $ (67,789)    $      8,402
---------------------------------------------------------------------------------------------------------------------------------

+ Net of $8 withholding tax for the High Yield Portfolio.

    The accompanying notes are an integral part of the financial statements.

For the Year Ended September 30, 2002

118

                                                              INTERNATIONAL
                                                               FIXED INCOME    LIMITED DURATION    MUNICIPAL
(IN THOUSANDS)                                                    PORTFOLIO           PORTFOLIO    PORTFOLIO
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME+
Dividends                                                      $         --    $             84    $      50
Interest                                                              3,276              11,443        8,107
----------------------------------------------------------------------------------------------------------------
Total Income                                                          3,276              11,527        8,157
----------------------------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Services                                            304                 888          727
Administrative Fee                                                       69                 240          155
Custodian Fee                                                            37                  30           22
Audit Fee                                                                33                  23           24
Legal Fee                                                                 1                   6            3
Filing & Registration Fees                                               15                  55           42
Trustees' Fees and Expenses                                              --                  --            2
Other Expenses                                                           27                  64           33
----------------------------------------------------------------------------------------------------------------
Total Expenses                                                          486               1,306        1,008
----------------------------------------------------------------------------------------------------------------
Waiver of Investment Advisory Fees                                       --                  --          (36)
Expense Offset                                                           (3)                (10)          (4)
----------------------------------------------------------------------------------------------------------------
Net Expenses                                                            483               1,296          968
----------------------------------------------------------------------------------------------------------------
Net Investment Income                                                 2,793              10,231        7,189
----------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
Investment Securities                                                  (320)              2,783          476
Foreign Currency Transactions                                        (1,193)                 --           --
Futures and Swaps                                                       376               1,711        2,998
----------------------------------------------------------------------------------------------------------------
Realized Net Gain (Loss)                                             (1,137)              4,494        3,474
----------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities                                                 6,378               1,557        6,072
Foreign Currency Translations                                          (169)                 --           --
Futures and Swaps                                                       (67)               (575)      (2,198)
----------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                  6,142                 982        3,874
----------------------------------------------------------------------------------------------------------------
Net Gain (Loss)                                                       5,005               5,476        7,348
----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $      7,798    $         15,707    $  14,537
----------------------------------------------------------------------------------------------------------------

+ Net of $6 withholding tax for the International Fixed Income Portfolio.

    The accompanying notes are an integral part of the financial statements.

For the Year Ended September 30, 2002

2002 ANNUAL REPORT
September 30, 2002
                                                                             119

                                                               BALANCED    MULTI-ASSET-CLASS
(IN THOUSANDS)                                                PORTFOLIO            PORTFOLIO
------------------------------------------------------------------------------------------------
INVESTMENT INCOME+
Dividends                                                     $  3,511     $             702
Interest                                                         9,443                 2,260
------------------------------------------------------------------------------------------------
Total Income                                                    12,954                 2,962
------------------------------------------------------------------------------------------------
EXPENSES
Investment Advisory Services                                     1,969                   662
Administrative Fee                                                 370                    85
Custodian Fee                                                       78                    79
Audit Fee                                                           33                    36
Legal Fee                                                            9                     5
Filing & Registration Fees                                          25                    32
Shareholder Servicing Fee -- Investment Class shares                 9                     6
Distribution Fees -- Adviser Class shares                          153                    --
Trustees' Fees and Expenses                                          3                    --
Other Expenses                                                      79                    25
------------------------------------------------------------------------------------------------
Total Expenses                                                   2,728                   930
------------------------------------------------------------------------------------------------
Waiver of Investment Advisory Fees                                  --                  (130)
Expense Offset                                                      (5)                   (1)
------------------------------------------------------------------------------------------------
Net Expenses                                                     2,723                   799
------------------------------------------------------------------------------------------------
Net Investment Income                                           10,231                 2,163
------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
Investment Securities                                          (48,196)               (9,587)
Foreign Currency Transactions                                      370                   821
Futures and Swaps                                                   90                  (139)
------------------------------------------------------------------------------------------------
Realized Net Gain (Loss)                                       (47,736)               (8,905)
------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities                                          (13,521)               (1,106)
Foreign Currency Translations                                       --                  (379)
Futures and Swaps                                               (5,911)                 (757)
------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)           (19,432)               (2,242)
------------------------------------------------------------------------------------------------
Net Gain (Loss)                                                (67,168)              (11,147)
------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                  $(56,937)    $          (8,984)
------------------------------------------------------------------------------------------------

+ Net of $3 and $14 withholding tax for the Balanced Portfolio and Multi-Asset-Class Portfolio, respectively.

    The accompanying notes are an integral part of the financial statements.

120

Statement of Changes in Net Assets

                                                                                               INVESTMENT GRADE
                                                                          CORE PLUS FIXED          FIXED INCOME
                                                                         INCOME PORTFOLIO             PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
                                                                                     YEAR                  YEAR
                                                                                    ENDED                 ENDED
                                                                            SEPTEMBER 30,         SEPTEMBER 30,
(IN THOUSANDS)                                                     2001          2002         2001       2002
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income                                          $   278,160   $   195,631   $ 17,797   $ 15,593
 Realized Net Gain (Loss)                                           137,032       107,941      5,856     13,692
 Change in Unrealized Appreciation (Depreciation)                    98,559       (49,617)    12,821      3,243
-------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Net Assets Resulting from
 Operations                                                         513,751       253,955     36,474     32,528
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
INSTITUTIONAL CLASS:
 Net Investment Income                                             (278,470)     (246,650)   (19,215)   (17,246)
INVESTMENT CLASS:
 Net Investment Income                                               (4,551)       (4,567)        --         --
ADVISER CLASS:
 Net Investment Income                                              (10,048)      (10,681)        --        (15)
-------------------------------------------------------------------------------------------------------------------
 Total Distributions                                               (293,069)     (261,898)   (19,215)   (17,261)
-------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
 Issued                                                             829,478       662,454     29,626     91,178
 Issued on Portfolio Merger                                              --       269,148         --    236,170
 In Lieu of Cash Distributions                                      253,024       224,902     17,143     15,920
 Redeemed                                                        (1,237,050)   (1,407,557)   (64,512)   (80,884)
INVESTMENT CLASS:
 Issued                                                              33,383        25,892         --         --
 In Lieu of Cash Distributions                                        4,076         4,326         --         --
 Redeemed                                                           (30,033)      (21,646)        --         --
ADVISER CLASS:
 Issued                                                              48,352        60,747         --         20
 Issued on Portfolio Merger                                              --            --         --      1,625
 In Lieu of Cash Distributions                                        7,973         8,957         --         13
 Redeemed                                                           (32,373)      (46,355)        --         --
-------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

2002 ANNUAL REPORT
September 30, 2002
                                                                             121

                                                                                               INVESTMENT GRADE
                                                                          CORE PLUS FIXED          FIXED INCOME
                                                                         INCOME PORTFOLIO             PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
                                                                                     YEAR                  YEAR
                                                                                    ENDED                 ENDED
                                                                            SEPTEMBER 30,         SEPTEMBER 30,
(IN THOUSANDS)                                                     2001          2002         2001       2002
-------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) from Capital Share Transactions        $  (123,170)  $  (219,132)  $(17,743)  $264,042
-------------------------------------------------------------------------------------------------------------------
 Total Increase (Decrease)                                           97,512      (227,075)      (484)   279,309
NET ASSETS:
 Beginning of Period                                              4,296,251     4,393,763    279,141    278,657
-------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                   $ 4,393,763   $ 4,166,688   $278,657   $557,966
-------------------------------------------------------------------------------------------------------------------
 Undistributed net investment income (loss) included in end
 of period net assets                                           $    65,659   $    69,411   $  4,833   $  7,584
-------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
INSTITUTIONAL CLASS:
 Shares Issued                                                       72,608        63,027      2,706      9,592
 Shares Issued on Portfolio Merger                                       --        23,123         --     21,124
 In Lieu of Cash Distributions                                       22,396        19,342      1,595      1,422
 Shares Redeemed                                                   (108,520)     (126,643)    (5,856)    (8,691)
-------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Institutional Class Shares
 Outstanding                                                        (13,516)      (21,151)    (1,555)    23,447
-------------------------------------------------------------------------------------------------------------------
INVESTMENT CLASS:
 Shares Issued                                                        2,913         2,195         --         --
 In Lieu of Cash Distributions                                          360           372         --         --
 Shares Redeemed                                                     (2,629)       (1,841)        --         --
-------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Investment Class Shares
 Outstanding                                                            644           726         --         --
-------------------------------------------------------------------------------------------------------------------
ADVISER CLASS:
 Shares Issued                                                        4,236         5,237         --          2
 Shares Issued on Portfolio Merger                                       --            --         --        145
 In Lieu of Cash Distributions                                          705           770         --          1
 Shares Redeemed                                                     (2,874)       (4,019)        --         --
-------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Adviser Class Shares Outstanding          2,067         1,988         --        148
-------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

122

                                                                           U.S. CORE           CASH RESERVES
                                                                        FIXED INCOME               PORTFOLIO
----------------------------------------------------------------------------------------------------------------
                                                                        YEAR                    YEAR
                                                                       ENDED                   ENDED
                                                                   SEPTEMBER 30,           SEPTEMBER 30,
(IN THOUSANDS)                                                    2001        2002        2001        2002
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income                                          $ 11,021    $  9,716    $  5,958    $  2,539
 Realized Net Gain (Loss)                                          5,981       9,203           1          (4)
 Change in Unrealized Appreciation (Depreciation)                  6,317       1,014          --          --
----------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Net Assets Resulting from
 Operations                                                       23,319      19,933       5,959       2,535
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
INSTITUTIONAL CLASS:
 Net Investment Income                                           (11,497)    (11,025)     (5,316)     (2,467)
INVESTMENT CLASS:
 Net Investment Income                                                --          --        (644)        (72)
ADVISER CLASS:
 Net Investment Income                                              (164)       (257)         --          --
----------------------------------------------------------------------------------------------------------------
 Total Distributions                                             (11,661)    (11,282)     (5,960)     (2,539)
----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
 Issued                                                           45,307     165,685     214,565     189,607
 In Lieu of Cash Distributions                                    11,438      10,988       5,456       2,460
 Redeemed                                                        (54,644)    (70,029)   (202,632)   (150,826)
INVESTMENT CLASS:
 Issued                                                               --          --      55,067      51,206
 In Lieu of Cash Distributions                                        --          --         151          73
 Redeemed                                                             --          --     (41,095)    (62,358)
ADVISER CLASS:
 Issued                                                            4,044       6,375          --          --
 In Lieu of Cash Distributions                                       164         257          --          --
 Redeemed                                                         (1,374)     (2,429)         --          --
----------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

2002 ANNUAL REPORT
September 30, 2002
                                                                             123

                                                                           U.S. CORE           CASH RESERVES
                                                                        FIXED INCOME               PORTFOLIO
----------------------------------------------------------------------------------------------------------------
                                                                        YEAR                    YEAR
                                                                       ENDED                   ENDED
                                                                   SEPTEMBER 30,           SEPTEMBER 30,
(IN THOUSANDS)                                                    2001        2002        2001        2002
----------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) from Capital Share Transactions        $  4,935    $110,847    $ 31,512    $ 30,162
----------------------------------------------------------------------------------------------------------------
 Total Increase (Decrease)                                        16,593     119,498      31,511      30,158
NET ASSETS:
 Beginning of Period                                             183,509     200,102     117,490     149,001
----------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                   $200,102    $319,600    $149,001    $179,159
----------------------------------------------------------------------------------------------------------------
 Undistributed net investment income (loss) included in end
 of period net assets                                           $  3,076    $  3,915    $     12    $     12
----------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
INSTITUTIONAL CLASS:
 Shares Issued                                                     4,175      14,848     214,564     189,607
 In Lieu of Cash Distributions                                     1,080         994       5,456       2,460
 Shares Redeemed                                                  (5,101)     (6,291)   (202,632)   (150,826)
----------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Institutional Class Shares
 Outstanding                                                         154       9,551      17,388      41,241
----------------------------------------------------------------------------------------------------------------
INVESTMENT CLASS:
 Shares Issued                                                        --          --      55,067      51,206
 In Lieu of Cash Distributions                                        --          --         151          73
 Shares Redeemed                                                      --          --     (41,095)    (62,358)
----------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Investment Class Shares
 Outstanding                                                          --          --      14,123     (11,079)
----------------------------------------------------------------------------------------------------------------
ADVISER CLASS:
 Shares Issued                                                       373         571          --          --
 In Lieu of Cash Distributions                                        15          24          --          --
 Shares Redeemed                                                    (127)       (219)         --          --
----------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Adviser Class Shares Outstanding         261         376          --          --
----------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

124

                                                                       GLOBAL FIXED
                                                                   INCOME PORTFOLIO
---------------------------------------------------------------------------------------
                                                                       YEAR
                                                                       ENDED
                                                                   SEPTEMBER 30,
(IN THOUSANDS)                                                   2001        2002
---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income                                          $ 1,821    $  1,532
 Realized Net Gain (Loss)                                        (1,956)     (1,187)
 Change in Unrealized Appreciation (Depreciation)                 1,900       2,500
---------------------------------------------------------------------------------------
 Net Increase (Decrease) in Net Assets Resulting from
 Operations                                                       1,765       2,845
---------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
INSTITUTIONAL CLASS:
 Net Investment Income                                           (1,371)         --
---------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
 Issued                                                           6,852      35,299
 In Lieu of Cash Distributions                                    1,361          --
 Redeemed                                                        (7,291)    (21,154)
---------------------------------------------------------------------------------------
 Net Increase (Decrease) from Capital Share Transactions        $   922    $ 14,145
---------------------------------------------------------------------------------------
 Total Increase (Decrease)                                        1,316      16,990
NET ASSETS:
 Beginning of Period                                             34,827      36,143
---------------------------------------------------------------------------------------
END OF PERIOD                                                   $36,143    $ 53,133
---------------------------------------------------------------------------------------
 Undistributed net investment income (loss) included in end
 of period net assets                                           $(1,407)   $     47
---------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
INSTITUTIONAL CLASS:
 Shares Issued                                                      745       3,585
 In Lieu of Cash Distributions                                      149          --
 Shares Redeemed                                                   (797)     (2,214)
---------------------------------------------------------------------------------------
 Net Increase (Decrease) in Institutional Class Shares
 Outstanding                                                         97       1,371
---------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

2002 ANNUAL REPORT
September 30, 2002
                                                                             125

                                                             HIGH YIELD              INTERMEDIATE        INTERNATIONAL FIXED
                                                             PORTFOLIO            DURATION PORTFOLIO       INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                         YEAR                    YEAR                    YEAR
                                                                        ENDED                   ENDED                   ENDED
                                                                SEPTEMBER 30,           SEPTEMBER 30,           SEPTEMBER 30,
(IN THOUSANDS)                                           2001         2002         2001        2002        2001        2002
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income                                 $ 105,127    $  60,822    $  4,217    $  3,762    $  3,096    $  2,793
 Realized Net Gain (Loss)                                (13,978)    (130,644)      2,056       3,733      (8,789)     (1,137)
 Change in Unrealized Appreciation (Depreciation)       (239,424)       2,033       3,249         907       8,482       6,142
---------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Net Assets Resulting
 from Operations                                        (148,275)     (67,789)      9,522       8,402       2,789       7,798
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
INSTITUTIONAL CLASS:
 Net Investment Income                                  (112,264)     (66,540)     (2,299)     (2,551)     (2,342)         --
INVESTMENT CLASS:
 Net Investment Income                                    (1,242)      (1,105)     (1,896)     (2,070)         --          --
ADVISER CLASS:
 Net Investment Income                                    (3,877)     (13,750)         --          --          --          --
---------------------------------------------------------------------------------------------------------------------------------
 Total Distributions                                    (117,383)     (81,395)     (4,195)     (4,621)     (2,342)         --
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
 Issued                                                  500,807      256,029      14,183      19,475      39,463      42,301
 Issued on Portfolio Merger                                   --      105,763          --          --          --          --
 In Lieu of Cash Distributions                            89,043       48,709       2,294       2,539       1,908          --
 Redeemed                                               (607,469)    (511,687)     (6,300)    (10,865)    (76,911)    (32,988)
INVESTMENT CLASS:
 Issued                                                    7,051        3,860      15,516      22,111          --          --
 In Lieu of Cash Distributions                             1,161          768       1,896       2,070          --          --
 Redeemed                                                 (5,453)      (4,561)    (12,372)     (3,015)         --          --
ADVISER CLASS:
 Issued                                                  125,589       70,058          --          --          --          --
 Issued on Portfolio Merger                                   --       12,475          --          --          --          --
 In Lieu of Cash Distributions                             3,646       13,572          --          --          --          --
 Redeemed                                                (41,960)    (146,974)         --          --          --          --
---------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

126

                                                             HIGH YIELD              INTERMEDIATE        INTERNATIONAL FIXED
                                                             PORTFOLIO            DURATION PORTFOLIO       INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
                                                                         YEAR                    YEAR                    YEAR
                                                                        ENDED                   ENDED                   ENDED
                                                                SEPTEMBER 30,           SEPTEMBER 30,           SEPTEMBER 30,
(IN THOUSANDS)                                           2001         2002         2001        2002        2001        2002
---------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) from Capital Share
 Transactions                                          $  72,415    $(151,988)   $ 15,217    $ 32,315    $(35,540)   $  9,313
---------------------------------------------------------------------------------------------------------------------------------
 Total Increase (Decrease)                              (193,243)    (301,172)     20,544      36,096     (35,093)     17,111
NET ASSETS:
 Beginning of Period                                     881,439      688,196      65,364      85,908     112,456      77,363
---------------------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                          $ 688,196    $ 387,024    $ 85,908    $122,004    $ 77,363    $ 94,474
---------------------------------------------------------------------------------------------------------------------------------
 Undistributed net investment income (loss)
 included in end of period net assets                  $  26,273    $     353    $    264    $    298    $ (8,802)   $ (1,162)
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
INSTITUTIONAL CLASS:
 Shares Issued                                            71,129       51,094       1,401       1,858       4,517       4,644
 Shares Issued on Portfolio Merger                            --       19,880          --          --          --          --
 In Lieu of Cash Distributions                            13,130        9,123         229         245         214          --
 Shares Redeemed                                         (90,721)     (98,240)       (625)     (1,040)     (8,758)     (3,712)
---------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Institutional Class
 Shares Outstanding                                       (6,462)     (18,143)      1,005       1,063      (4,027)        932
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT CLASS:
 Shares Issued                                               999          590       1,568       2,139          --          --
 In Lieu of Cash Distributions                               170          144         190         200          --          --
 Shares Redeemed                                            (789)        (842)     (1,232)       (291)         --          --
---------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Investment Class Shares
 Outstanding                                                 380         (108)        526       2,048          --          --
---------------------------------------------------------------------------------------------------------------------------------
ADVISER CLASS:
 Shares Issued                                            19,445       12,400          --          --          --          --
 Shares Issued on Portfolio Merger                            --        2,354          --          --          --          --
 In Lieu of Cash Distributions                               550        2,588          --          --          --          --
 Shares Redeemed                                          (6,216)     (31,025)         --          --          --          --
---------------------------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Adviser Class Shares
 Outstanding                                              13,779      (13,683)         --          --          --          --
---------------------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

2002 ANNUAL REPORT
September 30, 2002
                                                                             127

                                                                    LIMITED DURATION               MUNICIPAL
                                                                           PORTFOLIO               PORTFOLIO
----------------------------------------------------------------------------------------------------------------
                                                                        YEAR                    YEAR
                                                                       ENDED                   ENDED
                                                                   SEPTEMBER 30,           SEPTEMBER 30,
(IN THOUSANDS)                                                    2001        2002        2001        2002
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income                                          $ 10,845    $ 10,231    $  5,554    $  7,189
 Realized Net Gain (Loss)                                            925       4,494       1,099       3,474
 Change in Unrealized Appreciation (Depreciation)                  6,876         982       6,895       3,874
----------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Net Assets Resulting from
 Operations                                                       18,646      15,707      13,548      14,537
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
INSTITUTIONAL CLASS:
 Net Investment Income                                           (10,849)    (11,264)     (5,588)     (8,022)
----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
 Issued                                                           91,281     317,037      65,374     116,406
 In Lieu of Cash Distributions                                    10,028      10,902       3,813       6,207
 Redeemed                                                        (62,524)   (126,803)    (27,860)    (48,375)
----------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) from Capital Share Transactions          38,785     201,136      41,327      74,238
----------------------------------------------------------------------------------------------------------------
 Total Increase (Decrease)                                        46,582     205,579      49,287      80,753
NET ASSETS:
 Beginning of Period                                             177,776     224,358     115,217     164,504
----------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                   $224,358    $429,937    $164,504    $245,257
----------------------------------------------------------------------------------------------------------------
 Undistributed net investment income (loss) included in end
 of period net assets                                           $    717    $     50    $     69    $     53
----------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
INSTITUTIONAL CLASS:
 Shares Issued                                                     9,218      30,537       5,493       9,577
 In Lieu of Cash Distributions                                       967       1,032         321         510
 Shares Redeemed                                                  (6,476)    (12,558)     (2,341)     (4,011)
----------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Institutional Class Shares
 Outstanding                                                       3,709      19,011       3,473       6,076
----------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

128

                                                                                           MULTI-ASSET-CLASS
                                                                    BALANCED PORTFOLIO             PORTFOLIO
----------------------------------------------------------------------------------------------------------------
                                                                         YEAR                   YEAR
                                                                        ENDED                   ENDED
                                                                    SEPTEMBER 30,           SEPTEMBER 30,
(IN THOUSANDS)                                                    2001         2002        2001       2002
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
 Net Investment Income                                          $  14,633    $  10,231   $  4,788   $  2,163
 Realized Net Gain (Loss)                                         (41,253)     (47,736)   (23,108)    (8,905)
 Change in Unrealized Appreciation (Depreciation)                 (45,071)     (19,432)   (10,574)    (2,242)
----------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Net Assets Resulting from
 Operations                                                       (71,691)     (56,937)   (28,894)    (8,984)
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
INSTITUTIONAL CLASS:
 Net Investment Income                                            (13,709)     (11,560)    (1,385)    (2,041)
 Realized Net Gain                                                (23,495)          --    (11,659)        --
INVESTMENT CLASS:
 Net Investment Income                                               (207)        (179)       (41)      (149)
 Realized Net Gain                                                   (402)          --       (364)        --
ADVISER CLASS:
 Net Investment Income                                             (1,125)      (1,623)        --         --
 Realized Net Gain                                                 (1,744)          --         --         --
----------------------------------------------------------------------------------------------------------------
 Total Distributions                                              (40,682)     (13,362)   (13,449)    (2,190)
----------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:(1)
INSTITUTIONAL CLASS:
 Issued                                                            76,455       50,017     48,522      5,699
 In Lieu of Cash Distributions                                     37,197       11,556     12,510      1,684
 Redeemed                                                        (119,906)    (150,374)   (40,576)   (85,793)
INVESTMENT CLASS:
 Issued                                                               774          510        114        164
 In Lieu of Cash Distributions                                        609          179        405        149
 Redeemed                                                          (1,548)        (973)      (164)    (1,988)
ADVISER CLASS:
 Issued                                                            36,881       16,368         --         --
 In Lieu of Cash Distributions                                      2,868        1,623         --         --
 Redeemed                                                          (6,926)     (12,247)        --         --
----------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

2002 ANNUAL REPORT
September 30, 2002
                                                                             129

                                                                                           MULTI-ASSET-CLASS
                                                                    BALANCED PORTFOLIO             PORTFOLIO
----------------------------------------------------------------------------------------------------------------
                                                                         YEAR                   YEAR
                                                                        ENDED                   ENDED
                                                                    SEPTEMBER 30,           SEPTEMBER 30,
(IN THOUSANDS)                                                    2001         2002        2001       2002
----------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) from Capital Share Transactions        $  26,404    $ (83,341)  $ 20,811   $(80,085)
----------------------------------------------------------------------------------------------------------------
 Total Increase (Decrease)                                        (85,969)    (153,640)   (21,532)   (91,259)
NET ASSETS:
 Beginning of Period                                              547,091      461,122    148,999    127,467
----------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                   $ 461,122    $ 307,482   $127,467   $ 36,208
----------------------------------------------------------------------------------------------------------------
 Undistributed net investment income (loss) included in end
 of period net assets                                           $   4,085    $   3,509   $   (318)  $  1,042
----------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
INSTITUTIONAL CLASS:
 Shares Issued                                                      6,511        5,672      4,346        642
 In Lieu of Cash Distributions                                      3,161        1,102      1,248        203
 Shares Redeemed                                                   (9,924)     (15,747)    (4,081)    (9,958)
----------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Institutional Class Shares
 Outstanding                                                         (252)      (8,973)     1,513     (9,113)
----------------------------------------------------------------------------------------------------------------
INVESTMENT CLASS:
 Shares Issued                                                         66           51         10         19
 In Lieu of Cash Distributions                                         52           17         41         18
 Shares Redeemed                                                     (130)         (98)       (16)      (265)
----------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Investment Class Shares
 Outstanding                                                          (12)         (30)        35       (228)
----------------------------------------------------------------------------------------------------------------
ADVISER CLASS:
 Shares Issued                                                      3,223        1,533         --         --
 In Lieu of Cash Distributions                                        245          156         --         --
 Shares Redeemed                                                     (605)      (1,195)        --         --
----------------------------------------------------------------------------------------------------------------
 Net Increase (Decrease) in Adviser Class Shares Outstanding        2,863          494         --         --
----------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

130

Financial Highlights
CORE PLUS FIXED INCOME PORTFOLIO
Institutional Class

                                                                                 YEAR ENDED SEPTEMBER 30,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                   1998         1999         2000         2001         2002
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $    12.22   $    12.22   $    11.26   $    11.25   $    11.84
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                             0.78+        0.77+        0.77+        0.75         0.55+
  Net Realized and Unrealized Gain (Loss) on Investments            0.14        (0.72)       (0.02)        0.62         0.17
--------------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                0.92         0.05         0.75         1.37         0.72
--------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                            (0.75)       (0.71)       (0.76)       (0.78)       (0.74)
  Realized Net Gain                                                (0.17)       (0.30)          --           --           --
--------------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                            (0.92)       (1.01)       (0.76)       (0.78)       (0.74)
--------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $    12.22   $    11.26   $    11.25   $    11.84   $    11.82
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                       7.90%        0.33%        7.02%       12.74%        6.30%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $4,625,015   $4,338,939   $4,087,553   $4,142,009   $3,883,346
Ratio of Expenses to Average Net Assets(1)                         0.48%        0.48%        0.48%        0.48%        0.50%
Ratio of Net Investment Income to Average Net Assets               6.49%        6.62%        7.03%        6.46%        4.69%
Portfolio Turnover Rate                                             121%         103%          62%         111%         110%
--------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                                  0.47%        0.47%        0.47%        0.47%        0.50%
--------------------------------------------------------------------------------------------------------------------------------

Investment Class

                                                                           YEAR ENDED SEPTEMBER 30,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 1998       1999       2000       2001       2002
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 12.22    $ 12.22    $ 11.27    $ 11.25    $ 11.84
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                          0.76+      0.76+      0.76+      0.72       0.53+
  Net Realized and Unrealized Gain (Loss) on Investments         0.14      (0.72)     (0.03)      0.64       0.16
---------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                             0.90       0.04       0.73       1.36       0.69
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                         (0.73)     (0.69)     (0.75)     (0.77)     (0.72)
  Realized Net Gain                                             (0.17)     (0.30)        --         --         --
---------------------------------------------------------------------------------------------------------------------
    Total Distributions                                         (0.90)     (0.99)     (0.75)     (0.77)     (0.72)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 12.22    $ 11.27    $ 11.25    $ 11.84    $ 11.81
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                    7.72%      0.24%      6.84%     12.59%      6.08%
---------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $48,944    $39,165    $63,944    $74,905    $83,308
Ratio of Expenses to Average Net Assets(2)                      0.63%      0.63%      0.63%      0.63%      0.65%
Ratio of Net Investment Income to Average Net Assets            6.31%      6.50%      6.89%      6.28%      4.54%
Portfolio Turnover Rate                                          121%       103%        62%       111%       110%
---------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                               0.62%      0.62%      0.62%      0.62%      0.65%
---------------------------------------------------------------------------------------------------------------------

+ Per share amount is based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements.

2002 ANNUAL REPORT
September 30, 2002
                                                                             131

Financial Highlights
CORE PLUS FIXED INCOME PORTFOLIO
Adviser Class

                                                                            YEAR ENDED SEPTEMBER 30,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                  1998       1999       2000       2001       2002
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  12.22   $  12.23   $  11.26   $  11.24   $  11.83
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                           0.75+      0.74+      0.75+      0.71       0.52+
  Net Realized and Unrealized Gain (Loss) on Investments          0.14      (0.72)     (0.02)      0.63       0.15
----------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                              0.89       0.02       0.73       1.34       0.67
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                          (0.71)     (0.69)     (0.75)     (0.75)     (0.69)
  Realized Net Gain                                              (0.17)     (0.30)        --         --         --
----------------------------------------------------------------------------------------------------------------------
    Total Distributions                                          (0.88)     (0.99)     (0.75)     (0.75)     (0.69)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $  12.23   $  11.26   $  11.24   $  11.83   $  11.81
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     7.63%      0.07%      6.79%     12.43%      6.01%
----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $131,303   $141,709   $144,754   $176,849   $200,034
Ratio of Expenses to Average Net Assets(1)                       0.73%      0.73%      0.73%      0.73%      0.75%
Ratio of Net Investment Income to Average Net Assets             6.22%      6.38%      6.78%      6.20%      4.44%
Portfolio Turnover Rate                                           121%       103%        62%       111%       110%
----------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO AVERAGE NET
  ASSETS:
  Ratio Including Expense Offsets                                0.72%      0.72%      0.72%      0.72%      0.75%
----------------------------------------------------------------------------------------------------------------------

+ Per share amount is based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements.

132

Financial Highlights
INVESTMENT GRADE FIXED INCOME PORTFOLIO
Institutional Class

                                                                            YEAR ENDED SEPTEMBER 30,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                  1998       1999       2000       2001       2002
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  11.46   $  11.69   $  10.74   $  10.67   $  11.32
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                           0.61       0.69       0.78       0.68       0.47+
  Net Realized and Unrealized Gain (Loss) on Investments          0.40      (0.75)     (0.12)      0.70       0.39
----------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                              1.01      (0.06)      0.66       1.38       0.86
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                          (0.66)     (0.63)     (0.73)     (0.73)     (0.61)
  Realized Net Gain                                              (0.12)     (0.26)        --         --         --
----------------------------------------------------------------------------------------------------------------------
    Total Distributions                                          (0.78)     (0.89)     (0.73)     (0.73)     (0.61)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $  11.69   $  10.74   $  10.67   $  11.32   $  11.57
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     9.23%    (0.57)%      6.48%     13.45%      7.93%
----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $443,923   $384,893   $279,141   $278,657   $556,252
Ratio of Expenses to Average Net Assets(1)                       0.50%      0.48%      0.49%      0.50%      0.51%
Ratio of Net Investment Income to Average Net Assets             6.19%      6.20%      6.99%      6.19%      4.15%
Portfolio Turnover Rate                                            92%       106%        43%        89%        93%
----------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                                0.49%      0.47%      0.48%      0.50%      0.51%
----------------------------------------------------------------------------------------------------------------------

Adviser Class

                                                              MAY 20, 2002**
                                                                          TO
                                                               SEPTEMBER 30,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                          2002
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $11.18
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                                 0.34+
  Net Realized and Unrealized Gain (Loss) on Investments                0.15
--------------------------------------------------------------------------------
    Total from Investment Operations                                    0.49
--------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                               (0.10)
  Realized Net Gain                                                       --
--------------------------------------------------------------------------------
    Total Distributions                                               (0.10)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $11.57
--------------------------------------------------------------------------------
TOTAL RETURN                                                           4.40%+++
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                                  1,714
Ratio of Expenses to Average Net Assets(1)                             0.66%*
Ratio of Net Investment Income to Average Net Assets                   4.00%*
Portfolio Turnover Rate                                                  93%+++
--------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                                      0.66%*
--------------------------------------------------------------------------------

+ Per share amount is based on average shares outstanding
** Initial Offering of Adviser Class Shares
+++Not Annualized
* Annualized
    The accompanying notes are an integral part of the financial statements.

2002 ANNUAL REPORT
September 30, 2002
                                                                             133

Financial Highlights
U.S. CORE FIXED INCOME PORTFOLIO
Institutional Class

                                                                           YEAR ENDED SEPTEMBER 30,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 1998       1999       2000       2001       2002
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 11.27   $  11.40   $  10.55   $  10.46   $  11.15
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                          0.73       0.71       0.71+      0.65+      0.44+
  Net Realized and Unrealized Gain (Loss) on Investments         0.32      (0.83)     (0.12)      0.73       0.42
---------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                             1.05      (0.12)      0.59       1.38       0.86
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                         (0.79)     (0.52)     (0.68)     (0.69)     (0.55)
  Realized Net Gain                                             (0.13)     (0.21)        --         --         --
---------------------------------------------------------------------------------------------------------------------
    Total Distributions                                         (0.92)     (0.73)     (0.68)     (0.69)     (0.55)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 11.40   $  10.55   $  10.46   $  11.15   $  11.46
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                    9.83%    (1.12)%      5.88%     13.68%      7.98%
---------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $76,042   $189,860   $181,884   $195,467   $310,546
Ratio of Expenses to Average Net Assets(1)                      0.51%      0.51%      0.51%      0.51%      0.50%
Ratio of Net Investment Income to Average Net Assets            6.32%      6.09%      6.86%      6.04%      3.89%
Portfolio Turnover Rate                                          145%       115%        51%        86%        86%
---------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense Reimbursement/Waiver        0.01%        N/A      0.01%        N/A      0.03%
  Ratio Including Expense Offsets                               0.50%      0.49%      0.50%      0.50%      0.50%
---------------------------------------------------------------------------------------------------------------------

Adviser Class

                                                              MARCH 1, 1999**
                                                                           TO
                                                                SEPTEMBER 30,    YEAR ENDED SEPTEMBER 30,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                           1999      2000      2001    2002
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $10.85    $ 10.53   $ 10.43   $ 11.10
---------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                                 0.39       0.68+     0.62+     0.41+
  Net Realized and Unrealized Gain (Loss) on Investments               (0.43)     (0.11)     0.72      0.43
---------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                   (0.04)      0.57      1.34      0.84
---------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                                (0.28)     (0.67)    (0.67)    (0.52)
---------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                        $10.53    $ 10.43   $ 11.10   $ 11.42
---------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         (0.40)%+++   5.68%    13.29%     7.85%
---------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                                 $1,192    $ 1,625   $ 4,635   $ 9,054
Ratio of Expenses to Average Net Assets(2)                             0.75%*     0.76%     0.75%     0.75%
Ratio of Net Investment Income to Average Net Assets                   6.73%*     6.61%     5.72%     3.64%
Portfolio Turnover Rate                                                 115%+++     51%       86%       86%
---------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense Reimbursement/Waiver                 N/A      0.01%       N/A     0.03%
  Ratio Including Expense Offsets                                      0.74%*     0.75%     0.75%     0.75%
---------------------------------------------------------------------------------------------------------------

* Annualized
** Initial Offering of Adviser Class Shares
+ Per share amount is based on average shares outstanding.
+++Not Annualized

    The accompanying notes are an integral part of the financial statements.

134

Financial Highlights
CASH RESERVES PORTFOLIO
Institutional Class

                                                                            YEAR ENDED SEPTEMBER 30,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                  1998       1999       2000       2001       2002
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                          0.053      0.048      0.058      0.049      0.018
  Net Realized and Unrealized Gain (Loss) on Investments            --         --         --         --         --
----------------------------------------------------------------------------------------------------------------------
    Total from Investment operations                             0.053      0.048      0.058      0.049      0.018
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                         (0.053)    (0.048)    (0.058)    (0.049)    (0.018)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     5.47%      4.93%      5.91%      5.03%      1.79%
----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $168,228   $156,510   $115,513   $132,901   $174,138
Ratio of Expenses to Average Net Assets(1)                       0.32%      0.33%      0.37%      0.39%      0.33%
Ratio of Net Investment Income to Average Net Assets             5.33%      4.77%      5.72%      4.86%      1.75%
----------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction of Ratio due to Expense Reimbursement/Waiver         0.05%      0.04%      0.05%      0.06%      0.07%
  Ratio Including Expense Offsets                                0.32%      0.32%      0.32%      0.32%      0.32%
----------------------------------------------------------------------------------------------------------------------

Investment Class

                                                              AUGUST 16, 1999**
                                                                             TO
                                                                  SEPTEMBER 30,      YEAR ENDED SEPTEMBER 30,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                             1999     2000       2001       2002
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $     1.000       $ 1.000    $ 1.000    $ 1.000
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                                0.006         0.056      0.048      0.016
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                               (0.006)       (0.056)    (0.048)    (0.016)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                   $     1.000       $ 1.000    $ 1.000    $ 1.000
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                           0.60%+++      5.75%      4.88%      1.63%
--------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                            $       919       $ 1,977    $16,100    $ 5,021
Ratio of Expenses to Average Net Assets(1)                             0.48%*        0.52%      0.54%      0.48%
Ratio of Net Investment Income to Average Net Assets                   4.83%*        5.74%      4.58%      1.60%
--------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction of Ratio due to Expense Reimbursement/Waiver               0.04%*        0.07%      0.05%      0.07%
  Ratio Including Expense Offsets                                      0.47%*        0.47%      0.47%      0.47%
--------------------------------------------------------------------------------------------------------------------

*  Annualized
** Initial offering of Investment Class shares
+++ Not Annualized.

    The accompanying notes are an integral part of the financial statements.

2002 ANNUAL REPORT
September 30, 2002
                                                                             135

Financial Highlights
GLOBAL FIXED INCOME PORTFOLIO
Institutional Class

                                                                         YEAR ENDED SEPTEMBER 30,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 1998      1999      2000      2001      2002
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 10.64   $ 11.03   $ 10.42   $  9.23   $  9.34
-----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                          0.55      0.51      0.53      0.49      0.39
  Net Realized and Unrealized Gain (Loss) on Investments         0.38     (0.49)    (1.06)    (0.01)     0.41
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                             0.93      0.02     (0.53)     0.48      0.80
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                         (0.39)    (0.44)    (0.38)    (0.37)       --
  Realized Net Gain                                             (0.15)    (0.19)    (0.28)       --        --
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                                         (0.54)    (0.63)    (0.66)    (0.37)       --
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 11.03   $ 10.42   $  9.23   $  9.34   $ 10.14
-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                    9.18%     (0.05)%   (5.39)%   5.26%     8.57%
-----------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $71,834   $64,059   $34,827   $36,143   $53,133
Ratio of Expenses to Average Net Assets(1)                      0.56%     0.54%     0.62%     0.61%     0.64%
Ratio of Net Investment Income to Average Net Assets            5.11%     4.83%     4.87%     5.16%     4.04%
Portfolio Turnover Rate                                           88%       56%       54%       49%       50%
-----------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                               0.56%     0.53%     0.60%     0.60%     0.64%
-----------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

136

Financial Highlights
HIGH YIELD PORTFOLIO
Institutional Class

                                                                              YEAR ENDED SEPTEMBER 30,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                  1998        1999        2000        2001        2002
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  10.15    $   8.99    $   8.77    $   7.86    $   5.75
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                           0.85+       0.86+       0.89+       0.78+       0.54+
  Net Realized and Unrealized Gain (Loss) on Investments         (0.93)      (0.10)      (0.88)      (1.95)      (1.16)
--------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                             (0.08)       0.76        0.01       (1.17)      (0.62)
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                          (0.82)      (0.79)      (0.92)      (0.94)      (0.72)
  Realized Net Gain                                              (0.26)      (0.19)         --          --          --
--------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                          (1.08)      (0.98)      (0.92)      (0.94)      (0.72)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $   8.99    $   8.77    $   7.86    $   5.75    $   4.41
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     (1.17)%     8.81%       (0.22)%    (16.27)%    (12.33)%
--------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $703,110    $937,482    $848,507    $583,110    $366,956
Ratio of Expenses to Average Net Assets(1)                       0.50%       0.49%       0.56%       0.57%       0.59%
Ratio of Net Investment Income to Average Net Assets             8.74%       9.61%      10.50%      11.44%      10.13%
Portfolio Turnover Rate                                            75%         45%         55%         67%         79%
--------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES
  TO AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                                0.48%       0.48%       0.55%       0.56%       0.58%
--------------------------------------------------------------------------------------------------------------------------

Investment Class

                                                                              YEAR ENDED SEPTEMBER 30,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                  1998        1999        2000        2001        2002
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  10.16    $   9.00    $   8.78    $   7.87    $   5.75
--------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                           0.83+       0.85+       0.88+       0.77+       0.53+
  Net Realized and Unrealized Gain (Loss) on Investments         (0.93)      (0.10)      (0.89)      (1.96)      (1.16)
--------------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                             (0.10)       0.75       (0.01)      (1.19)      (0.63)
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                          (0.80)      (0.78)      (0.90)      (0.93)      (0.71)
  Realized Net Gain                                              (0.26)      (0.19)         --          --          --
--------------------------------------------------------------------------------------------------------------------------
    Total Distributions                                          (1.06)      (0.97)      (0.90)      (0.93)      (0.71)
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $   9.00    $   8.78    $   7.87    $   5.75    $   4.41
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     (1.37)%     8.67%       (0.40)%    (16.42)%    (12.54)%
--------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $ 11,262    $  7,041    $ 10,151    $  9,603    $  6,890
Ratio of Expenses to Average Net Assets(2)                       0.65%       0.64%       0.71%       0.72%       0.74%
Ratio of Net Investment Income to Average Net Assets             8.58%       9.50%      10.43%      11.32%       9.98%
Portfolio Turnover Rate                                            75%         45%         55%         67%         79%
--------------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES
  TO AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                                0.63%       0.63%       0.70%       0.71%       0.73%
--------------------------------------------------------------------------------------------------------------------------

+  Per share amount is based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements.

2002 ANNUAL REPORT
September 30, 2002
                                                                             137

Financial Highlights
HIGH YIELD PORTFOLIO
Adviser Class

                                                                           YEAR ENDED SEPTEMBER 30,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 1998       1999       2000       2001       2002
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 10.15    $  8.99    $  8.76    $  7.85    $  5.72
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                          0.83+      0.84+      0.87+      0.72+      0.54+
  Net Realized and Unrealized Gain (Loss) on Investments        (0.93)     (0.11)     (0.88)     (1.92)     (1.15)
---------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                            (0.10)      0.73      (0.01)     (1.20)     (0.61)
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                         (0.80)     (0.77)     (0.90)     (0.93)     (0.71)
  Realized Net Gain                                             (0.26)     (0.19)        --         --         --
---------------------------------------------------------------------------------------------------------------------
    Total Distributions                                         (1.06)     (0.96)     (0.90)     (0.93)     (0.71)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $  8.99    $  8.76    $  7.85    $  5.72    $  4.40
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                    (1.37)%    8.44%      (0.42)%   (16.62)%   (12.24)%
---------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $10,236    $13,701    $22,781    $95,483    $13,178
Ratio of Expenses to Average Net Assets(1)                      0.75%      0.74%      0.81%      0.83%      0.84%
Ratio of Net Investment Income to Average Net Assets            8.55%      9.29%     10.34%     11.03%      9.88%
Portfolio Turnover Rate                                           75%        45%        55%        67%        79%
---------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES
  TO AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                               0.73%      0.73%      0.80%      0.82%      0.83%
---------------------------------------------------------------------------------------------------------------------

+  Per share amount is based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements.

138

Financial Highlights
INTERMEDIATE DURATION PORTFOLIO
Institutional Class

                                                                          YEAR ENDED SEPTEMBER 30,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                  1998      1999      2000      2001      2002
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  10.48   $ 10.68   $  9.77   $  9.67   $ 10.37
------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                           0.58      0.72      0.67+     0.57      0.39+
  Net Realized and Unrealized Gain (Loss) on Investments          0.28     (0.65)    (0.19)     0.69      0.43
------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                              0.86      0.07      0.48      1.26      0.82
------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                          (0.56)    (0.76)    (0.58)    (0.56)    (0.48)
  Realized Net Gain                                              (0.10)    (0.22)       --        --        --
------------------------------------------------------------------------------------------------------------------
    Total Distributions                                          (0.66)    (0.98)    (0.58)    (0.56)    (0.48)
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $  10.68   $  9.77   $  9.67   $ 10.37   $ 10.71
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     8.57%     0.64%     5.84%    13.42%     8.12%
------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $116,891   $50,513   $37,686   $50,814   $63,912
Ratio of Expenses to Average Net Assets(1)                       0.52%     0.49%     0.54%     0.54%     0.54%
Ratio of Net Investment Income to Average Net Assets             5.84%     6.20%     6.95%     5.62%     3.73%
Portfolio Turnover Rate                                           131%       97%       76%       59%       61%
------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                                0.51%     0.48%     0.53%     0.54%     0.53%
------------------------------------------------------------------------------------------------------------------

Investment Class

                                                              AUGUST 16, 1999**
                                                               TO SEPTEMBER 30,       YEAR ENDED SEPTEMBER 30,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                       1999            2000       2001       2002
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $             9.76    $  9.77    $  9.66    $ 10.35
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                                     0.11       0.65+      0.54       0.37+
  Net Realized and Unrealized Gain (Loss) on Investments                    0.04      (0.23)      0.70       0.43
---------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                                        0.15       0.42       1.24       0.80
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                                    (0.14)     (0.53)     (0.55)     (0.47)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $             9.77    $  9.66    $ 10.35    $ 10.68
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                               1.49%+++   5.68%     13.24%      8.02%
---------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $            9,304    $27,678    $35,094    $58,092
Ratio of Expenses to Average Net Assets(2)                                 0.64%*     0.69%      0.69%      0.69%
Ratio of Net Investment Income to Average Net Assets                       8.99%*     6.81%      5.47%      3.58%
Portfolio Turnover Rate                                                      97%+++     76%        59%        61%
-----------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                                          0.63%*     0.68%      0.69%      0.68%
-----------------------------------------------------------------------------------------------------------------

* Annualized
** Initial offering of Investment Class shares
+ Per share amount is based on average shares outstanding.
+++ Not Annualized.

    The accompanying notes are an integral part of the financial statements.

2002 ANNUAL REPORT
September 30, 2002
                                                                             139

Financial Highlights
INTERNATIONAL FIXED INCOME PORTFOLIO
Institutional Class

                                                                           YEAR ENDED SEPTEMBER 30,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                  1998       1999       2000      2001      2002
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  10.19   $  10.75   $  10.12   $  8.88   $  8.96
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                           0.45       0.34       0.35      0.28+     0.39
  Net Realized and Unrealized Gain (Loss) on Investments          0.56      (0.41)     (1.15)     0.04      0.53
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                              1.01      (0.07)     (0.80)     0.32      0.92
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                          (0.36)     (0.34)     (0.27)    (0.24)       --
  Realized Net Gain                                              (0.09)     (0.22)     (0.17)       --        --
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                          (0.45)     (0.56)     (0.44)    (0.24)       --
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $  10.75   $  10.12   $   8.88   $  8.96   $  9.88
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                    10.38%      (0.93)%    (8.23)%   3.63%    10.27%
--------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $150,313   $125,981   $112,456   $77,363   $94,474
Ratio of Expenses to Average Net Assets(1)                       0.52%      0.52%      0.56%     0.55%     0.60%
Ratio of Net Investment Income to Average Net Assets             4.59%      3.68%      3.76%     3.31%     3.44%
Portfolio Turnover Rate                                            75%        64%        91%       71%       38%
--------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                                0.52%      0.52%      0.55%     0.55%     0.60%
--------------------------------------------------------------------------------------------------------------------

+ Per share amount is based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements.

140

Financial Highlights
LIMITED DURATION PORTFOLIO
Institutional Class

                                                                            YEAR ENDED SEPTEMBER 30,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                  1998       1999       2000       2001       2002
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  10.49   $  10.54   $  10.18   $  10.17   $  10.59
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                           0.59       0.68       0.60       0.59       0.39
  Net Realized and Unrealized Gain (Loss) on Investments          0.03      (0.31)     (0.03)      0.42       0.14
----------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                              0.62       0.37       0.57       1.01       0.53
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                          (0.57)     (0.73)     (0.58)     (0.59)     (0.43)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $  10.54   $  10.18   $  10.17   $  10.59   $  10.69
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     6.13%      3.61%      6.37%     10.23%      5.13%
----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $252,711   $161,538   $177,776   $224,358   $429,937
Ratio of Expenses to Average Net Assets(1)                       0.42%      0.41%      0.42%      0.43%      0.44%
Ratio of Net Investment Income to Average Net Assets             5.89%      6.16%      6.61%      5.67%      3.45%
Portfolio Turnover Rate                                           107%       102%        57%        59%        72%
----------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                                0.41%      0.41%      0.41%      0.43%      0.44%
----------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

2002 ANNUAL REPORT
September 30, 2002
                                                                             141

Financial Highlights
MUNICIPAL PORTFOLIO
Institutional Class

                                                                           YEAR ENDED SEPTEMBER 30,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 1998       1999       2000       2001       2002
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 11.64   $  11.96   $  11.39   $  11.43   $  12.14
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                          0.54       0.55       0.62       0.48       0.47
  Net Realized and Unrealized Gain (Loss) on Investments         0.28      (0.53)      0.10       0.72       0.39
---------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                             0.82       0.02       0.72       1.20       0.86
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                         (0.50)     (0.59)     (0.62)     (0.49)     (0.51)
  Realized Net Gain                                                --         --      (0.06)        --         --
---------------------------------------------------------------------------------------------------------------------
    Total Distributions                                         (0.50)     (0.59)     (0.68)     (0.49)     (0.51)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 11.96   $  11.39   $  11.43   $  12.14   $  12.49
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                    7.20%      0.11%      6.66%     10.69%      7.27%
---------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $82,282   $121,917   $115,217   $164,504   $245,257
Ratio of Expenses to Average Net Assets(1)                      0.52%      0.51%      0.51%      0.51%      0.50%
Ratio of Net Investment Income to Average Net Assets            4.58%      4.72%      5.51%      4.03%      3.70%
Portfolio Turnover Rate                                          140%        88%        82%        70%        72%
---------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense Reimbursement/Waiver        0.04%      0.09%      0.01%      0.01%      0.02%
  Ratio Including Expense Offsets                               0.50%      0.50%      0.50%      0.50%      0.50%
---------------------------------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

142

Financial Highlights
BALANCED PORTFOLIO
Institutional Class

                                                                            YEAR ENDED SEPTEMBER 30,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                  1998       1999       2000       2001       2002
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  15.30   $  13.46   $  13.83   $  13.37   $  10.60
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                           0.48+      0.45+      0.44+      0.35+      0.25+
  Net Realized and Unrealized Gain (Loss) on Investments         (0.11)      1.71       1.45      (2.07)     (1.75)
----------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                              0.37       2.16       1.89      (1.72)     (1.50)
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                          (0.49)     (0.43)     (0.46)     (0.38)     (0.32)
  Realized Net Gain                                              (1.72)     (1.36)     (1.89)     (0.67)        --
----------------------------------------------------------------------------------------------------------------------
    Total Distributions                                          (2.21)     (1.79)     (2.35)     (1.05)     (0.32)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $  13.46   $  13.83   $  13.37   $  10.60   $   8.78
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     2.85%     16.99%     14.75%     (13.51)%   (14.60)%
----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $382,339   $341,886   $505,078   $397,666   $250,796
Ratio of Expenses to Average Net Assets(1)                       0.59%      0.58%      0.58%      0.58%      0.59%
Ratio of Net Investment Income to Average Net Assets             3.36%      3.21%      3.29%      2.98%      2.37%
Portfolio Turnover Rate                                           100%       111%       162%       157%       133%
----------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                                0.57%      0.57%      0.57%      0.57%      0.59%
----------------------------------------------------------------------------------------------------------------------

Investment Class

                                                                            YEAR ENDED SEPTEMBER 30,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                  1998       1999       2000       2001       2002
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  15.30   $  13.45   $  13.82   $  13.37   $  10.61
----------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                           0.46+      0.42+      0.42+      0.34+      0.23+
  Net Realized and Unrealized Gain (Loss) on Investments         (0.13)      1.72       1.45      (2.08)     (1.78)
----------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                              0.33       2.14       1.87      (1.74)     (1.55)
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                          (0.46)     (0.41)     (0.43)     (0.35)     (0.30)
  Realized Net Gain                                              (1.72)     (1.36)     (1.89)     (0.67)        --
----------------------------------------------------------------------------------------------------------------------
    Total Distributions                                          (2.18)     (1.77)     (2.32)     (1.02)     (0.30)
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $  13.45   $  13.82   $  13.37   $  10.61   $   8.76
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                     2.56%     16.84%     14.59%     (13.65)%   (15.03)%
----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $    445   $    208   $  8,085   $  6,284   $  4,925
Ratio of Expenses to Average Net Assets(2)                       0.74%      0.74%      0.73%      0.73%      0.74%
Ratio of Net Investment Income to Average Net Assets             3.24%      3.03%      3.13%      2.83%      2.22%
Portfolio Turnover Rate                                           100%       111%       162%       157%       133%
----------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                                0.72%      0.72%      0.72%      0.72%      0.74%
----------------------------------------------------------------------------------------------------------------------

+ Per share amount is based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements.

2002 ANNUAL REPORT
September 30, 2002
                                                                             143

Financial Highlights
BALANCED PORTFOLIO
Adviser Class

                                                                           YEAR ENDED SEPTEMBER 30,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                 1998       1999       2000       2001       2002
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 15.30    $ 13.43    $ 13.80    $ 13.34    $ 10.57
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                          0.44+      0.42+      0.41+      0.33+      0.22+
  Net Realized and Unrealized Gain (Loss) on Investments        (0.12)      1.71       1.44      (2.09)     (1.74)
---------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                             0.32       2.13       1.85      (1.76)     (1.52)
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                         (0.47)     (0.40)     (0.42)     (0.34)     (0.28)
  Realized Net Gain                                             (1.72)     (1.36)     (1.89)     (0.67)        --
---------------------------------------------------------------------------------------------------------------------
    Total Distributions                                         (2.19)     (1.76)     (2.31)     (1.01)     (0.28)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 13.43    $ 13.80    $ 13.34    $ 10.57    $  8.77
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                    2.49%     16.76%     14.46%     (13.79)%   (14.76)%
---------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $24,654    $29,210    $33,928    $57,172    $51,761
Ratio of Expenses to Average Net Assets(1)                      0.84%      0.83%      0.83%      0.84%      0.84%
Ratio of Net Investment Income to Average Net Assets            3.11%      2.97%      3.04%      2.77%      2.12%
Portfolio Turnover Rate                                          100%       111%       162%       157%       133%
---------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Ratio Including Expense Offsets                               0.82%      0.82%      0.82%      0.83%      0.84%
---------------------------------------------------------------------------------------------------------------------

+ Per share amount is based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements.

144

Financial Highlights
MULTI-ASSET-CLASS PORTFOLIO
Institutional Class

                                                                           YEAR ENDED SEPTEMBER 30,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                  1998       1999       2000       2001      2002
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $  13.64   $  11.74   $  12.43   $  11.62   $  8.87
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                           0.38+      0.37       0.36       0.33      0.19+
  Net Realized and Unrealized Gain (Loss) on Investments         (0.45)      1.62       0.60      (2.24)    (1.56)
---------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                             (0.07)      1.99       0.96      (1.91)    (1.37)
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                          (0.34)     (0.34)     (0.41)     (0.09)    (0.30)
  Realized Net Gain                                              (1.49)     (0.96)     (1.36)     (0.75)       --
---------------------------------------------------------------------------------------------------------------------
    Total Distributions                                          (1.83)     (1.30)     (1.77)     (0.84)    (0.30)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $  11.74   $  12.43   $  11.62   $   8.87   $  7.20
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                   (0.46)%     17.71%      7.74%   (17.23)%   (15.84)%
---------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $165,039   $152,862   $143,434   $122,912   $34,146
Ratio of Expenses to Average Net Assets(1)                       0.78%      0.78%      0.78%      0.79%     0.78%
Ratio of Net Investment Income to Average Net Assets             2.98%      2.86%      2.93%      3.02%     2.13%
Portfolio Turnover Rate                                           107%       101%       152%       149%      105%
---------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense Reimbursement/Waiver         0.04%      0.02%      0.03%      0.04%     0.13%
  Ratio Including Expense Offsets                                0.78%      0.78%      0.78%      0.78%     0.78%
---------------------------------------------------------------------------------------------------------------------

Investment Class

                                                                           YEAR ENDED SEPTEMBER 30,
                                                               1998      1999      2000      2001        2002
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                          $ 13.63   $ 11.74   $12.41   $   11.58   $    8.82
--------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income                                          0.36+     0.35     0.33        0.29        0.17+
  Net Realized and Unrealized Gain (Loss) on Investments        (0.45)     1.62     0.60       (2.21)      (1.54)
--------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                            (0.09)     1.97     0.93       (1.92)      (1.37)
--------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS FROM AND/OR IN EXCESS OF:
  Net Investment Income                                         (0.31)    (0.34)   (0.40)      (0.09)      (0.29)
  Realized Net Gain                                             (1.49)    (0.96)   (1.36)      (0.75)         --
--------------------------------------------------------------------------------------------------------------------
    Total Distributions                                         (1.80)    (1.30)   (1.76)      (0.84)      (0.29)
--------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                $ 11.74   $ 12.41   $11.58   $    8.82   $    7.16
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                  (0.61)%    17.53%    7.54%    (17.42)%    (15.95)%
--------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands)                         $ 6,233   $ 7,246   $5,565   $   4,555   $   2,061
Ratio of Expenses to Average Net Assets(2)                      0.93%     0.93%    0.93%       0.94%       0.93%
Ratio of Net Investment Income to Average Net Assets            2.86%     2.72%    2.77%       2.85%       1.98%
Portfolio Turnover Rate                                          107%      101%     152%        149%        105%
--------------------------------------------------------------------------------------------------------------------
(2) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
  AVERAGE NET ASSETS:
  Reduction in Ratio due to Expense Reimbursement/Waiver        0.04%     0.02%    0.03%       0.04%       0.15%
  Ratio Including Expense Offsets                               0.93%     0.93%    0.93%       0.93%       0.93%
--------------------------------------------------------------------------------------------------------------------

+ Per share amount is based on average shares outstanding.

    The accompanying notes are an integral part of the financial statements.

2002 ANNUAL REPORT
September 30, 2002
                                                                             145

Notes to Financial Statements

Morgan Stanley Institutional Fund Trust ("MSIFT" or the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. At September 30, 2002, the Fund was comprised of twenty-two active portfolios. The accompanying financial statements and financial highlights are those of the Core Plus Fixed Income, Investment Grade Fixed Income, U.S. Core Fixed Income, Cash Reserves, Global Fixed Income, High Yield, Intermediate Duration, International Fixed Income, Limited Duration, Municipal, Balanced and Multi-Asset-Class Portfolios, all of which except the Global Fixed Income and International Fixed Income portfolios are considered diversified for purposes of the 1940 Act (each referred to as a "Portfolio"). The financial statements of the remaining portfolios of the Fund are presented separately.

The Fund offers up to three different classes of shares for certain
Portfolios -- Institutional Class shares, Investment Class shares and Adviser Class shares. Each class of shares has identical voting rights (except shareholders of each Class have exclusive voting rights regarding any matter relating solely to that particular Class of shares), dividend, liquidation and other rights, except each class bears different distribution or service fees as described in Note D.

On May 20, 2002, the net assets of the Special Purpose Portfolio were merged into the Core Plus Fixed Income Portfolio through a tax-free exchange. In exchange for the $269,148,000 in net assets received, including $4,893,000 in unrealized depreciation, 23,122,659 Institutional Class shares of the Core Plus Fixed Income Portfolio were issued. Prior to the combination, the net assets of the Core Plus Fixed Income Portfolio totaled $3,973,536,000. Immediately after the combination, the net assets of the Core Plus Fixed Income Portfolio totaled $4,242,684,000.

On May 20, 2002, the net assets of the Fixed Income III Portfolio, formerly a Portfolio of Morgan Stanley Institutional Fund, Inc., were merged into the Investment Grade Fixed Income Portfolio through a tax-free exchange. In exchange for the $237,795,000 in net assets received, including $1,020,000 in unrealized appreciation, 21,124,331 Institutional Class shares and 145,321 Adviser Class shares of the Investment Grade Fixed Income Portfolio were issued. Prior to the combination, the net assets of the Investment Grade Fixed Income Portfolio totaled $284,764,000. Immediately after the combination, the net assets of the Investment Grade Fixed Income Portfolio totaled $522,559,000.

On May 20, 2002, the net assets of the High Yield II Portfolio, formerly a Portfolio of Morgan Stanley Institutional Fund, Inc., were merged into the High Yield Portfolio through a tax-free exchange. In exchange for the $118,238,000 in net assets received, including $58,901,000 in unrealized depreciation, 19,880,350 Institutional Class shares and 2,353,712 Investment Class shares of the High Yield Portfolio were issued. Prior to the combination, the net assets of the High Yield Portfolio totaled $566,132,000. Immediately after the combination, the net assets of the High Yield Portfolio totaled $684,370,000.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

 1. Security Valuation: Market values for equity securities listed on the New York Stock Exchange ("NYSE") or other U.S. exchanges or NASDAQ are based on the latest quoted sales prices as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on the valuation date; securities not traded on the valuation date are valued at the mean of the most recent quoted bid and asked prices. Equity securities not listed are valued at the mean of the most recent bid and asked prices. Securities listed on foreign exchanges are valued at the latest quoted sales prices. Bonds and other fixed income securities are valued using brokers' quotations or on the basis of prices, provided by a pricing service, which are based primarily on institutional trading in similar securities. Mortgage-backed securities issued by certain government-related organizations are valued using brokers' quotations based on a matrix system which considers such factors as other security prices, yields and maturities. Securities in the Cash Reserves Portfolio, and other Portfolios' short term securities, maturing in 60 days or less, are valued using the amortized cost method of valuation, which in the opinion of the Board of Trustees reflects fair value. For all other securities and investments for which market values are not readily available, including restricted securities, and where prices determined in accordance with the aforementioned procedures are not reflective of fair market value, values are determined in good faith, under fair valuation procedures adopted by the Board of Trustees, although actual calculations may be done by others.

 2. Repurchase Agreements: Securities pledged as collateral for repurchase agreements are held by the Portfolios' custodian until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of a default; however, in the event of default or bankruptcy by the counterparty, realization and/or retention of the collateral may be subject to legal proceedings.

    Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreements. Any such joint repurchase agreement is covered by the same collateral requirements as discussed above.

 3. Futures: Financial futures contracts (secured by cash and securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in

146

    initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). Initial margin is included in "Due from (to) Broker" on the Statement of Net Assets. When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statement of Operations.

    Futures contracts may be used by each Portfolio, except the Cash Reserves Portfolio, in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities.

    Futures contracts involve market risk that may exceed the amounts recognized in the Statement of Net Assets. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily corresponds with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

 4. Securities Sold Short: Each Portfolio may sell securities short. A short sale is a transaction in which the Portfolio sells securities it may or may not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolio is obligated to replace the borrowed securities at their market price at the time of replacement. The Portfolio may have to pay a premium to borrow the securities as well as pay any dividends or interest payable on the securities until they are replaced. The Portfolio's obligation to replace the securities borrowed in connection with a short sale will generally be secured by collateral deposited with the broker that consists of cash, U.S. government securities or other liquid high grade debt obligations. In addition, the Portfolio will either place in a segregated account with its custodian or denote on its custody records an amount of cash, U.S. government securities or other liquid high grade debt obligations equal to the difference, if any, between (1) the market value of the securities sold at the time they were sold short and (2) any cash, U.S. government securities or other liquid high grade debt obligations deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Short sales by the Portfolios involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

 5. Swap Agreements: Each Portfolio, except the Cash Reserves Portfolio, may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Cash collateral for swap agreements, if applicable, is deposited with the broker serving as counterparty to the agreement, and is included in "Due from (to) Broker" on the Statement of Net Assets. The following summarizes swaps entered into by the Portfolios:

   Credit Default Swaps: Credit default swaps involve commitments to pay a fixed rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Credit default swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

   Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

   Total Return Swaps: Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty, respectively. Total return swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. Periodic payments received or made at the end of each measurement period, but prior to termination, are recorded as realized gains or losses in the Statement of Operations.

    Realized gains or losses on maturity or termination of swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the unrealized gain/loss reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net payments to be received, if any, at the date of default.

 6. Structured Investments: Certain Portfolios may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, equity securities or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be

2002 ANNUAL REPORT
September 30, 2002
                                                                             147

    more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

 7. Delayed Delivery Commitments: Each Portfolio, except the Cash Reserves Portfolio, may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Liquid securities or cash is designated in an amount at least equal to these commitments. Securities held for this purpose cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that as designated assets reach certain levels, a Portfolio may lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations.

 8. Purchased Options: Certain Portfolios may purchase call and put options on their portfolio securities. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the writer the obligation to sell, the underlying instrument at the exercise price. The purchase of a call option might be intended to protect the Portfolio against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the instrument at the exercise price. A Portfolio may purchase a put option to protect its holdings in the underlying instrument, or a similar instrument, against a substantial decline in the market value of such instrument by giving the Portfolio the right to sell the instrument at the option exercise price. Possible losses from purchased options cannot exceed the total amount invested.

 9. Foreign Exchange and Forward Currency Contracts: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of amounts actually received or paid.

    A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio (except the U.S. Core Fixed Income, Cash Reserves, and Limited Duration Portfolios) may enter into forward foreign currency contracts to protect securities and related receivables and payables against future changes in foreign exchange rates. Fluctuations in the value of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statement of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

    At September 30, 2002, the net assets of certain Portfolios were substantially comprised of foreign-currency denominated securities and foreign currency. The net assets of these Portfolios are presented at the foreign exchange rates and market values at the close of the period. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the components of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments is included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

    Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibly lower level of governmental supervision, relative currency valuation fluctuation, regulation of foreign securities markets and the possibility of political or economic instability.

10. Other: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

    Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios on the basis of their relative net assets. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. INVESTMENT ADVISORY FEE. Under the terms of an Investment Advisory Agreement, each Portfolio has agreed to pay Morgan Stanley Investments LP ("MSI LP" or the "Adviser"), wholly owned by an indirect subsidiary of Morgan Stanley, for investment advisory services performed at a fee calculated by applying a quarterly rate based on an

148

annual percentage rate to each Portfolio's average daily net assets for the quarter. For the year ended September 30, 2002, the investment advisory fees of each of the Portfolios were:

                                   ANNUAL      VOLUNTARY EXPENSE LIMITATIONS
                               INVESTMENT   ------------------------------------
                                 ADVISORY   INSTITUTIONAL   INVESTMENT   ADVISER
PORTFOLIO                             FEE           CLASS        CLASS     CLASS
--------------------------------------------------------------------------------
Core Plus Fixed Income              0.375%             --%          --%       --%
Investment Grade Fixed Income       0.375              --           --        --
U.S. Core Fixed Income              0.375            0.50           --      0.75
Cash Reserves                       0.250            0.32         0.47        --
Global Fixed Income                 0.375              --           --        --
High Yield                          0.450              --           --        --
Intermediate Duration               0.375              --           --        --
International Fixed Income          0.375              --           --        --
Limited Duration                    0.300              --           --        --
Municipal                           0.375            0.50           --        --
Balanced                            0.450              --           --        --
Multi-Asset-Class                   0.650            0.78         0.93        --

The Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the Portfolios for certain expenses so that annual operating expenses, after giving effect to custody fee offsets, will not exceed voluntary expense limitations established for each class of shares as presented in the table above.

C. ADMINISTRATION FEE. MSI LP serves as Administrator to the Fund pursuant to an Administration Agreement. Under the agreement, MSI LP receives an annual fee, accrued daily and payable monthly, of 0.08% of each Portfolio's average daily net assets. J.P. Morgan Investor Services Co. serves as Transfer Agent to the Fund and provides fund accounting and other services pursuant to a sub-administration agreement with MSI LP and receives compensation from MSI LP for these services.

D. DISTRIBUTOR. Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser, is the distributor for the Fund. MSDI is a limited-purpose broker/dealer whose only function is to distribute open-end mutual fund shares. The Distributor provides all classes of shares in each Portfolio with distribution services, and receives fees in connection with these services, pursuant to separate Distribution and Shareholder Servicing Plans (the "Plans") in accordance with Rule 12b-1 under the Investment Company Act of 1940.

Under the Plans, the Distributor is entitled to distribution fees and shareholder servicing fees for Adviser Class and Investment Class shares, respectively. The distribution fee is an asset-based fee to support distribution efforts and/or servicing of accounts. The Adviser Class of shares pays an annual distribution fee of 0.25% of average net assets of the class for such services under the 12b-1 plan adopted by the Fund. The Investment Class of shares pays an annual shareholder servicing fee of 0.15% of average net assets of the class. The shareholder servicing fee is used to support the expenses associated with servicing and maintaining accounts. Both fees are paid directly to MSDI. The distribution fee may be retained by MSDI if an Adviser Class shareholder invests directly through MSDI. Usually the fees are paid by MSDI to external organizations such as 401(k) alliance sponsors, discount brokers and bank trust departments who distribute MSIFT Portfolios to the public. The Distributor has voluntarily agreed to waive 0.10% of the 0.25% distribution fee it is entitled to receive from the Adviser Class Shares' average daily net assets for the Investment Grade Fixed Income Portfolio.

E. CUSTODY. JPMorgan Chase Bank serves as custodian for the Fund in accordance with a custodian agreement.

The Portfolios have entered into an arrangement with their custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable Portfolio's expenses. These custodian credits are shown as "expense offsets" on the Statement of Operations.

F. TRUSTEES' FEES. Each Trustee of the Fund who is not an officer of the Fund or an affiliated person as defined under the Investment Company Act of 1940, as amended, may elect to participate in the Trustees' Deferred Compensation Plan (the "Compensation Plan"). Under the Compensation Plan, such Trustees may elect to defer payment of a percentage of their total fees earned as a Trustee of the Fund. These deferred portions are treated, based on an election by the Trustee, as if they were either invested in certain Portfolios' shares or invested in U.S. Treasury Bills, as defined under the Compensation Plan. The deferred fees payable, under the Compensation Plan, at September 30, 2002, totaled $426,000 and are included in Trustees' Fees and Expenses Payable for the applicable Portfolios on the Statements of Net Assets. The deferred portion of Trustees' Fees and Expenses shown on the Statement of Operations is impacted by fluctuations in the market value of the investments selected by each Trustee. For the fiscal year ended September 30, 2002, Trustees' Fees and Expenses were reduced by approximately $138,000 due to these fluctuations.

G. PORTFOLIO INVESTMENT ACTIVITY.

 1. Purchases and Sales of Securities: For the year ended September 30, 2002, purchases and sales of investment securities other than temporary cash investments and long-term U.S. government securities were:

                                                         (000)
                                                ------------------------
PORTFOLIO                                       PURCHASES       SALES
------------------------------------------------------------------------
Core Plus Fixed Income                          $5,588,497    $5,460,053
Investment Grade Fixed Income                      681,533       336,470
U.S. Core Fixed Income                             347,709       225,808
Global Fixed Income                                 23,979        17,063
High Yield                                         439,152       538,578
Intermediate Duration                               61,847        60,203
International Fixed Income                          47,915        25,112
Limited Duration                                   200,432       149,044
Municipal                                          198,337       148,517
Balanced                                           587,257       676,194
Multi-Asset-Class                                   92,353       162,425

2002 ANNUAL REPORT
September 30, 2002
                                                                             149

For the year ended September 30, 2002, purchases and sales of long-term U.S. government securities were:

                                                                     (000)
                                                              --------------------
PORTFOLIO                                                     PURCHASES    SALES
----------------------------------------------------------------------------------
Core Plus Fixed Income......................................   $619,209   $251,508
Investment Grade Fixed Income...............................    113,264     74,505
U.S. Core Fixed Income......................................     92,665     17,700
Intermediate Duration.......................................      3,782         --
Limited Duration............................................     69,652     11,378
Balanced....................................................     27,943     28,454
Multi-Asset-Class...........................................      2,662      1,520

 2. Forward Foreign Currency Contracts: Under the terms of the forward foreign currency contracts open at September 30, 2002, each Portfolio is obligated to deliver or receive currency in exchange for U.S. dollars as indicated in the following table:

                                                       (000)
                       ----------------------------------------------------------------------
                                                                                    NET
                                          IN                                     UNREALIZED
                       CURRENCY TO     EXCHANGE      SETTLEMENT                 APPRECIATION
PORTFOLIO                DELIVER          FOR           DATE        VALUE      (DEPRECIATION)
---------------------------------------------------------------------------------------------
Global Fixed Income
Purchases:               US$   208   EUR       214      10/3/02     US$  211          US$   3
                               258   EUR       260     11/18/02          256               (2)
                             7,231   EUR     7,400     11/18/02        7,294               63
                               305   GBP       200     10/29/02          313                8
                               649   AUD     1,205     11/26/02          651                2
                               414   DKK     3,180     12/18/02          421                7
                             1,021   JPY   125,000      12/9/02        1,030                9
                             5,376   JPY   658,000      12/9/02        5,422               46
                                                                               --------------
                                                                                      US$ 136
                                                                               --------------
Sales:                  CHF  1,415   US$       966     10/28/02     US$  959          US$   7
                         GBP   570             891     10/29/02          893               (2)
                        EUR  1,330           1,289     11/18/02        1,311              (22)
                         EUR   850             829     11/18/02          837               (8)
                        JPY 60,000             491      12/9/02          494               (3)
                                                                               --------------
                                                                                     US$  (28)
                                                                               --------------
                                                                         Net          US$ 108
                                                                               --------------
High Yield
Purchases:               US$   691   EUR       710     10/28/02     US$  700          US$   9
                             5,786   GBP     3,760     10/29/02        5,888              102
                                                                               --------------
                                                                                      US$ 111
                                                                               --------------

                                                       (000)
                       ----------------------------------------------------------------------
                                                                                    NET
                                          IN                                     UNREALIZED
                       CURRENCY TO     EXCHANGE      SETTLEMENT                 APPRECIATION
PORTFOLIO                DELIVER          FOR           DATE        VALUE      (DEPRECIATION)
---------------------------------------------------------------------------------------------
Sales:                  EUR 21,430   US$    20,924     10/28/02   US$ 21,141         US$ (217)
                        GBP  4,895           7,679     10/29/02        7,665               14
                                                                               --------------
                                                                                     US$ (203)
                                                                               --------------
                                                                         Net         US$  (92)
                                                                               --------------
International Fixed Income
Purchases:               US$   416   EUR       428      10/3/02     US$  422          US$   6
                             1,458   EUR     1,490     10/28/02        1,470               12
                             2,148   EUR     2,205     10/28/02        2,175               27
                             6,466   CAD    10,070     11/21/02        6,337             (129)
                               878   GBP       560     10/29/02          877               (1)
                               577   GBP       380     10/29/02          595               18
                             1,345   AUD     2,495     11/26/02        1,348                3
                            17,211   JPY 2,107,000      12/9/02       17,363              152
                                                                               --------------
                                                                                      US$  88
                                                                               --------------
Sales:                  EUR  4,470   US$     4,355     10/28/02    US$ 4,410         US$  (55)
                        EUR  3,015           2,938     10/28/02        2,974              (36)
                        CHF  2,780           1,898     10/28/02        1,885               13
                       JPY 100,000             817      12/9/02          824               (7)
                        DKK 18,945           2,469     12/18/02        2,511              (42)
                                                                               --------------
                                                                                     US$ (127)
                                                                               --------------
                                                                         Net         US$  (39)
                                                                               --------------
Multi-Asset-Class
Purchases:               US$   262   AUD       480     12/12/02     US$  259         US$   (3)
                                60   CHF        90     10/28/02           61                1
                                 4   DKK        33     12/12/02            4               --
                             3,907   EUR     4,000     10/28/02        3,939               32
                               597   GBP       384     12/12/02          601                4
                             1,305   JPY   155,201     12/12/02        1,279              (26)
                                65   JPY     8,000      12/9/02           66                1
                                                                               --------------
                                                                                      US$   9
                                                                               --------------

150

                                                       (000)
                       ----------------------------------------------------------------------
                                                                                    NET
                                          IN                                     UNREALIZED
                       CURRENCY TO     EXCHANGE      SETTLEMENT                 APPRECIATION
PORTFOLIO                DELIVER          FOR           DATE        VALUE      (DEPRECIATION)
---------------------------------------------------------------------------------------------
Sales:                   CHF    90      US$     61     10/28/02     US$   61          US$  --
                         CHF    24              16     12/12/02           16               --
                        EUR  2,879           2,800     10/28/02        2,835              (35)
                         GBP   165             253     10/29/02          258               (5)
                                                                               --------------
                                                                                     US$  (40)
                                                                               --------------
                                                                         Net         US$  (31)
                                                                               --------------

---------------
AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
DKK -- Danish Krone
EUR -- Euro
GBP -- British Pound
JPY -- Japanese Yen
US$ -- U.S. Dollar

 3. Futures Contracts: At September 30, 2002, the following Portfolios had futures contracts open:

                                                                   UNREALIZED
                            NUMBER                                APPRECIATION
                              OF         VALUE      EXPIRATION   (DEPRECIATION)
PORTFOLIO                  CONTRACTS     (000)         DATE          (000)
-------------------------------------------------------------------------------
Purchases:
 Core Plus Fixed Income
   U.S. Treasury
     Long Bond                 3,281   US$374,854       Dec-02   $       13,861
 Investment Grade Fixed
   Income
   U.S. Treasury
     Long Bond                   389   US$ 44,443       Dec-02            1,798
 U.S. Core Fixed Income
   U.S. Treasury
     Long Bond                     5    US$   571       Dec-02               14
 Global Fixed Income
   Euro-Bobl                       2    EUR   217       Dec-02                3
   Euro-Bond                      19    US$ 2,116       Dec-02               32
   Euro-Schatz                    28    EUR 2,909       Dec-02               20
   Japanese Yen
     10 Yr. Bond                   3   JPY  3,459       Dec-02               (3)
   U.S. Treasury
     Short Bond                   13    US$ 1,485       Dec-02               59

                                                                   UNREALIZED
                            NUMBER                                APPRECIATION
                              OF         VALUE      EXPIRATION   (DEPRECIATION)
PORTFOLIO                  CONTRACTS     (000)         DATE          (000)
-------------------------------------------------------------------------------
 Intermediate Duration
   U.S. Treasury
     5 yr. Note                  204   US$ 23,313       Dec-02   $          799
   U.S. Treasury
     10 yr. Note                  15    US$ 1,668       Dec-02               46
   U.S. Treasury
     Long Bond                    66    US$ 7,541       Dec-02              430
 International Fixed
   Income
   U.S. Treasury
     10 yr. Bond                  10   JPY 11,531       Dec-02              (19)
 Limited Duration
   U.S. Treasury
     2 yr. Note                  511   US$109,817       Dec-02            1,344
 Municipal
   U.S. Treasury
     10 yr. Note                  85    US$ 9,852       Dec-02              416
 Balanced
   S&P 500 Index                 140   US$ 28,525       Dec-02           (2,199)
   U.S. Treasury
     Long Bond                   139   US$ 15,881       Dec-02              671
   U.S. Treasury
     Long Bond                    60    US$ 6,954       Dec-02              185
 Multi-Asset-Class
   Hang Seng Index                 2    HKD   116       Oct-02               --
   SPI 200 Index                   7    AUD   282       Dec-02               (4)
   DJ Euro Stoxx
     50 Index                     33    EUR   728       Dec-02              (41)
   FTSE 100 Index                  2    GBP   407       Dec-02              (14)
   S&P 500 Index                   9    US$ 1,834       Dec-02              (38)
   Topix Index                     6    JPY   450       Dec-02               (1)
   U.S. Treasury
     Long Bond                     3    US$   343       Dec-02               14
   U.S. Treasury
     2 yr. Note                    2    US$   430       Dec-02                5
   U.S. Treasury
     10 yr. Note                   2    US$   232       Dec-02               10

2002 ANNUAL REPORT
September 30, 2002
                                                                             151

                                                                   UNREALIZED
                            NUMBER                                APPRECIATION
                              OF         VALUE      EXPIRATION   (DEPRECIATION)
PORTFOLIO                  CONTRACTS     (000)         DATE          (000)
-------------------------------------------------------------------------------
Sales:
 Core Plus Fixed Income
   U.S. Treasury
     5 yr. Note                6,527   US$745,914       Dec-02   $      (20,369)
   U.S. Treasury
     10 yr. Note               3,110   US$360,468       Dec-02           (7,018)
   Euro-Dollar
     Short Bond                  148   US$ 36,441       Mar-03             (124)
   Euro-Dollar
     Short Bond                  148   US$ 36,381       Jun-03             (161)
   Euro-Dollar
     Short Bond                  148   US$ 36,267       Sep-03             (178)
   Euro-Dollar
     Short Bond                  148   US$ 36,137       Dec-03             (172)
   Euro-Dollar
     Short Bond                  148   US$ 36,002       Mar-04             (161)
 Investment Grade Fixed
   Income
   U.S. Treasury
     5 yr. Note                  811   US$ 92,682       Dec-02           (2,508)
   U.S. Treasury
     10 yr. Note                 593   US$ 68,732       Dec-02           (1,576)
   Euro-Dollar
     Short Bond                   20    US$ 4,925       Mar-03              (17)
   Euro-Dollar
     Short Bond                   20    US$ 4,917       Jun-03              (22)
   Euro-Dollar
     Short Bond                   20    US$ 4,901       Sep-03              (24)
   Euro-Dollar
     Short Bond                   20    US$ 4,882       Dec-03              (22)
   Euro-Dollar
     Short Bond                   20    US$ 4,865       Mar-04              (22)

                                                                   UNREALIZED
                            NUMBER                                APPRECIATION
                              OF         VALUE      EXPIRATION   (DEPRECIATION)
PORTFOLIO                  CONTRACTS     (000)         DATE          (000)
-------------------------------------------------------------------------------
 U.S. Core Fixed Income
   U.S. Treasury
     5 yr. Note                  478   US$ 54,626       Dec-02   $       (1,489)
   U.S. Treasury
     10 yr. Note                 197   US$ 22,834       Dec-02             (280)
   Euro-Dollar
     Short Bond                   12    US$ 2,955       Mar-03              (10)
   Euro-Dollar
     Short Bond                   12    US$ 2,950       Jun-03              (13)
   Euro-Dollar
     Short Bond                   12    US$ 2,941       Sep-03              (15)
   Euro-Dollar
     Short Bond                   12    US$ 2,929       Dec-03              (14)
   Euro-Dollar
     Short Bond                   12    US$ 2,919       Mar-04              (14)
 Global Fixed Income
   U.S. Treasury
     2 yr. Note                    2    US$   430       Dec-02               (3)
   U.S. Treasury
     5 yr. Note                   32    US$ 3,657       Dec-02              (97)
   U.S. Treasury
     10 yr. Note                  27    US$ 3,129       Dec-02             (109)
 High Yield
   U.S. Treasury
     2 yr. Note                   75    US$ 8,569       Dec-02             (244)
   U.S. Treasury
     5 yr. Note                  299   US$ 34,170       Dec-02             (714)
   U.S. Treasury
     10 yr. Note                 273   US$ 31,642       Dec-02             (948)

152

                                                                   UNREALIZED
                            NUMBER                                APPRECIATION
                              OF         VALUE      EXPIRATION   (DEPRECIATION)
PORTFOLIO                  CONTRACTS     (000)         DATE          (000)
-------------------------------------------------------------------------------
 Intermediate Duration
   U.S. Treasury
     2 yr. Note                   60   US$ 12,894       Dec-02   $         (104)
   U.S. Treasury
     10 yr. Note                  48    US$ 5,564       Dec-02              (58)
   Euro-Dollar
     Short Bond                   10    US$ 2,462       Mar-03              (11)
   Euro-Dollar
     Short Bond                   10    US$ 2,458       Jun-03              (14)
   Euro-Dollar
     Short Bond                   10    US$ 2,451       Sep-03              (15)
   Euro-Dollar
     Short Bond                   10    US$ 2,441       Dec-03              (15)
   Euro-Dollar
     Short Bond                   10    US$ 2,433       Mar-04              (14)
 Limited Duration
   Euro-Dollar
     Short Bond                   12    US$ 2,955       Mar-03              (13)
   Euro-Dollar
     Short Bond                   12    US$ 2,950       Jun-03              (18)
   Euro-Dollar
     Short Bond                   12    US$ 2,941       Sep-03              (19)
   Euro-Dollar
     Short Bond                   12    US$ 2,929       Dec-03              (18)
   Euro-Dollar
     Short Bond                   12    US$ 2,919       Mar-04              (17)
   U.S. Treasury
     5 yr. Note                  202   US$ 23,805       Dec-02             (271)
   U.S. Treasury
     10 yr. Note                 462   US$ 53,549       Dec-02           (2,064)
 Municipal
   U.S. Treasury
     Short Bond                  405   US$ 46,271       Dec-02             (975)

                                                                   UNREALIZED
                            NUMBER                                APPRECIATION
                              OF         VALUE      EXPIRATION   (DEPRECIATION)
PORTFOLIO                  CONTRACTS     (000)         DATE          (000)
-------------------------------------------------------------------------------
 Balanced
   U.S. Treasury
     2 yr. Note                   45    US$ 9,671       Dec-02   $          (98)
   U.S. Treasury
     5 yr. Note                  344   US$ 39,313       Dec-02           (1,181)
   U.S. Treasury
     10 yr. Note                  12    US$ 1,391       Dec-02              (51)
   Euro-Dollar
     Short Bond                    3    US$   739       Mar-03               (2)
   Euro-Dollar
     Short Bond                    3    US$   738       Jun-03               (3)
   Euro-Dollar
     Short Bond                    3    US$   735       Sep-03               (3)
   Euro-Dollar
     Short Bond                    3    US$   732       Dec-03               (3)
   Euro-Dollar
     Short Bond                    3    US$   730       Mar-04               (3)
 Multi-Asset-Class
   U.S. Treasury
     Long Bond                     5    US$   571       Dec-02              (16)
   U.S. Treasury
     2 yr. Note                    2    US$   430       Dec-02               (4)
   U.S. Treasury
     5 yr. Note                   24    US$ 2,743       Dec-02              (77)
   U.S. Treasury
     10 yr. Note                   1    US$   116       Dec-02               (4)

---------------
AUD -- Australian Dollar
EUR -- Euro
GBP -- British Pound
HKD -- Hong Kong Dollar
JPY -- Japanese Yen
US$ -- U.S. Dollar

2002 ANNUAL REPORT
September 30, 2002
                                                                             153

 4. Swap Agreements: At September 30, 2002, the following Portfolios had open Swap Agreements:

                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
Core Plus Fixed Income
$ 12,000   Agreement with Bank of America Corp. terminating
           October 17, 2002 to pay 3 month LIBOR less 32
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.             $   1,020
$ 23,100   Agreement with Bank of America Corp. terminating
           October 22, 2002 to pay at a fixed rate of
           1.462% and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                 1,676
$ 19,000   Agreement with Bank of America Corp. terminating
           October 31, 2002 to pay 4.5 month LIBOR and
           receive if positive (pay if negative), the total
           rate of return on the Banc of America Securities
           LLC AAA 10-year Commercial Mortgage-Backed
           Securities Daily Index.                                 1,678
$ 42,250   Agreement with Bank of America Corp. terminating
           December 5, 2002 to pay 5 month LIBOR and
           receive if positive (pay if negative), the total
           rate of return on the Banc of America Securities
           LLC AAA 10-year Commercial Mortgage-Backed
           Securities Daily Index.                                 3,591
$ 29,000   Agreement with Bank of America Corp. terminating
           December 31, 2002 to pay at a fixed rate of
           1.40% and receive if positive (pay if negative),
           the total rate of return on the Banc of America
           Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   873
$ 30,000   Agreement with Bank of America Corp. terminating
           January 31, 2003 to pay 3 month LIBOR less 60
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                 1,895
$ 14,000   Agreement with Bank of America Corp. terminating
           February 14, 2003 to pay 3 month LIBOR less 60
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   682
$107,050   Agreement with Bank of America Corp. terminating
           September 30, 2004 to pay at a fixed rate of
           2.393% and to receive 3 month LIBOR.                     (603)
$ 67,950   Agreement with Bank of America Corp. terminating
           September 28, 2012 to pay at a fixed rate of
           4.469% and to receive 3 month LIBOR.                   (1,137)

                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
$ 21,200   Agreement with Credit Suisse First Boston
           terminating October 1, 2031 to pay at a fixed
           rate of 5.922% and to receive 3 month LIBOR.        $  (2,709)
$116,475   Agreement with Goldman Sachs Group terminating
           June 27, 2012 to pay at a fixed rate of 5.378%
           and to receive 3 month LIBOR.                         (10,871)
$ 80,600   Agreement with Goldman Sachs Group terminating
           April 5, 2032 to pay at a fixed rate of 6.329%
           and to receive 3 month LIBOR.                         (15,428)
$ 22,300   Agreement with Goldman Sachs Group terminating
           April 25, 2032 to pay at a fixed rate of 6.168%
           and to receive 3 month LIBOR.                          (3,709)
$ 60,050   Agreement with Goldman Sachs Group terminating
           April 26, 2032 to pay at a fixed rate of 6.159%
           and to receive 3 month LIBOR.                          (9,903)
$ 80,500   Agreement with Goldman Sachs Group terminating
           June 27, 2032 to pay at a fixed rate of 5.975%
           and to receive 3 month LIBOR.                         (10,966)
$ 33,000   Agreement with Lehman Brothers terminating April
           11, 2003 to pay 3 month LIBOR less 40 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the
           Lehman Brothers CMBS Index                                 --
$ 34,500   Agreement with Merrill Lynch terminating
           November 19, 2002 to pay 3 month LIBOR less 30
           basis points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                  2,155
$  7,850   Agreement with Salomon Brothers terminating
           October 31, 2002 to pay 3 month LIBOR less 45
           basis points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                    496
$ 29,100   Agreement with Salomon Brothers terminating
           November 29, 2002 to pay 3 month LIBOR less 40
           basis points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                    896
$ 50,000   Agreement with Salomon Brothers terminating
           March 31, 2003 to pay 3 month LIBOR less 40
           basis points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                    370
$145,300   Agreement with Salomon Brothers terminating
           March 15, 2012 to pay at a fixed rate of 5.996%
           and to receive 3 month LIBOR.                         (20,871)
$145,200   Agreement with Salomon Brothers terminating
           March 19, 2012 to pay at a fixed rate of 6.043%
           and to receive 3 month LIBOR.                         (21,401)

154

                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
$ 58,225   Agreement with Salomon Brothers terminating June
           27, 2012 to pay at a fixed rate of 5.363% and to
           receive 3 month LIBOR.                              $  (5,365)
$ 93,800   Agreement with Salomon Brothers terminating
           August 16, 2012 to pay at a fixed rate of 4.55%
           and to receive 3 month LIBOR.                          (2,303)
$ 52,000   Agreement with Salomon Brothers terminating May
           28, 2032 to pay at a fixed rate of 6.133% and to
           receive 3 month LIBOR.                                 (8,381)
$ 23,300   Agreement with Salomon Brothers terminating June
           7, 2032 to pay at a fixed rate of 6.065% and to
           receive 3 month LIBOR.                                 (3,505)
$ 11,675   Agreement with Salomon Brothers terminating July
           15, 2032 to pay at a fixed rate of 5.814% and to
           receive 3 month LIBOR.                                 (1,297)
$ 38,000   Agreement with Salomon Brothers terminating July
           19, 2032 to pay at a fixed rate of 5.898% and to
           receive 3 month LIBOR.                                 (4,654)
                                                               ---------
                                                               $(107,771)
                                                               ---------
                                              Investment Grade Fixed Income
$  1,100   Agreement with Bank of America Corp. terminating
           October 17, 2002 to pay 3 month LIBOR less 32
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                    93
$  1,500   Agreement with Bank of America Corp. terminating
           October 22, 2002 to pay at a fixed rate of
           1.462%, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   109
$  5,900   Agreement with Bank of America Corp. terminating
           October 31, 2002 to pay 4.5 month LIBOR and
           receive if positive (pay if negative), the total
           rate of return on the Banc of America Securities
           LLC AAA 10-year Commercial Mortgage-Backed
           Securities Daily Index.                                   521
$  8,500   Agreement with Bank of America Corp. terminating
           December 5, 2002 to pay 5 month LIBOR and
           receive if positive (pay if negative), the total
           rate of return on the Banc of America Securities
           LLC AAA 10-year Commercial Mortgage-Backed
           Securities Daily Index.                                   722
$  1,000   Agreement with Bank of America Corp. terminating
           December 18, 2002 to pay 3 month LIBOR less 30
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                    68

                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
$  4,500   Agreement with Bank of America Corp. terminating
           December 31, 2002 to pay at a fixed rate of
           1.40% and receive if positive (pay if negative),
           the total rate of return on the Banc of America
           Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.             $     135
$  2,900   Agreement with Bank of America Corp. terminating
           January 31, 2003 to pay 3 month LIBOR less 60
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   183
$  7,500   Agreement with Bank of America Corp. terminating
           February 14, 2003 to pay 3 month LIBOR less 60
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   366
$ 14,450   Agreement with Bank of America Corp. terminating
           September 30, 2004 to pay at a fixed rate of
           2.393% and to receive 3 month LIBOR.                      (81)
$  9,150   Agreement with Bank of America Corp. terminating
           September 28, 2012 to pay at a fixed rate of
           4.469% and to receive 3 month LIBOR.                     (153)
$  1,250   Agreement with Credit Suisse First Boston
           terminating October 1, 2031 to pay at a fixed
           rate of 5.922% and to receive 3 month LIBOR.             (160)
$  7,625   Agreement with Goldman Sachs Group terminating
           June 27, 2012 to pay at a fixed rate of 5.378%
           and to receive 3 month LIBOR.                            (712)
$  5,300   Agreement with Goldman Sachs Group terminating
           April 5, 2032 to pay at a fixed rate of 6.329%
           and to receive 3 month LIBOR.                          (1,015)
$  1,450   Agreement with Goldman Sachs Group terminating
           April 25, 2032 to pay at a fixed rate of 6.168%
           and to receive 3 month LIBOR.                            (241)
$  3,950   Agreement with Goldman Sachs Group terminating
           April 26, 2032 to pay at a fixed rate of 6.159%
           and to receive 3 month LIBOR.                            (651)
$ 10,125   Agreement with Goldman Sachs Group terminating
           June 27, 2032 to pay at a fixed rate of 5.975%
           and to receive 3 month LIBOR.                          (1,379)
$  2,100   Agreement with Merrill Lynch terminating
           November 19, 2002 to pay 3 month LIBOR less 30
           basis points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                    131

2002 ANNUAL REPORT
September 30, 2002
                                                                             155

                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
$  1,500   Agreement with Salomon Brothers terminating
           October 31, 2002 to pay 3 month LIBOR less 45
           basis points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                              $      95
$  1,700   Agreement with Salomon Brothers terminating
           November 29, 2002 to pay 3 month LIBOR less 40
           basis points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                     52
$  3,300   Agreement with Salomon Brothers terminating
           March 31, 2003 to pay 3 month LIBOR less 40
           basis points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                     24
$  9,875   Agreement with Salomon Brothers terminating
           March 15, 2012 to pay at a fixed rate of 5.996%
           and to receive 3 month LIBOR.                          (1,455)
$  9,875   Agreement with Salomon Brothers terminating
           March 19, 2012 to pay at a fixed rate of 6.043%
           and to receive 3 month LIBOR.                          (1,418)
$  7,300   Agreement with Salomon Brothers terminating June
           27, 2012 to pay at a fixed rate of 5.363% and to
           receive 3 month LIBOR.                                   (673)
$ 12,380   Agreement with Salomon Brothers terminating
           August 16, 2012 to pay at a fixed rate of 4.55%
           and to receive 3 month LIBOR.                            (304)
$ 21,700   Agreement with Salomon Brothers terminating May
           28, 2032 to pay at a fixed rate of 6.133% and to
           receive 3 month LIBOR.                                 (3,498)
$  2,875   Agreement with Salomon Brothers terminating June
           7, 2032 to pay at a fixed rate of 6.065% and to
           receive 3 month LIBOR.                                   (432)
$  1,550   Agreement with Salomon Brothers terminating July
           15, 2032 to pay at a fixed rate of 5.814% and to
           receive 3 month LIBOR.                                   (172)
$ 11,500   Agreement with Salomon Brothers terminating July
           19, 2032 to pay at a fixed rate of 5.898% and to
           receive 3 month LIBOR.                                 (1,408)
                                                               ---------
                                                               $ (11,253)
                                                               ---------
                                                     U.S. Core Fixed Income
$  1,850   Agreement with Bank of America Corp. terminating
           October 17, 2002 to pay 3 month LIBOR less 32
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   157

                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
$    900   Agreement with Bank of America Corp. terminating
           October 22, 2002 to pay at a fixed rate of
           1.462% and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.             $      65
$  3,700   Agreement with Bank of America Corp. terminating
           December 5, 2002 to pay 5 month LIBOR and
           receive if positive (pay if negative), the total
           rate of return on the Banc of America Securities
           LLC AAA 10-year Commercial Mortgage-Backed
           Securities Daily Index.                                   315
$  3,000   Agreement with Bank of America Corp. terminating
           December 31, 2002 to pay at a fixed rate of
           1.40% and to receive 3 month LIBOR and receive
           if positive (pay if negative), the total rate of
           return on the Banc of America Securities LLC AAA
           10-year Commercial Mortgage-Backed Securities
           Daily Index.                                               90
$  5,400   Agreement with Bank of America Corp. terminating
           February 14, 2003 to pay 3 month LIBOR less 60
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                   263
$  8,350   Agreement with Bank of America Corp. terminating
           September 30, 2004 to pay at a fixed rate of
           2.393% and to receive 3 month LIBOR.                      (47)
$  5,300   Agreement with Bank of America Corp. terminating
           September 28, 2012 to pay at a fixed rate of
           4.469% and to receive 3 month LIBOR.                      (89)
$    900   Agreement with Credit Suisse First Boston
           terminating October 1, 2031 to pay at a fixed
           rate of 5.922% and to receive 3 month LIBOR.             (115)
$  7,750   Agreement with Goldman Sachs Group terminating
           June 27, 2012 to pay at a fixed rate of 5.378%
           and to receive 3 month LIBOR.                            (723)
$  5,000   Agreement with Goldman Sachs Group terminating
           April 5, 2032 to pay at a fixed rate of 6.329%
           and to receive 3 month LIBOR.                            (957)
$  1,400   Agreement with Goldman Sachs Group terminating
           April 25, 2032 to pay at a fixed rate of 6.168%
           and to receive 3 month LIBOR.                            (233)
$  3,750   Agreement with Goldman Sachs Group terminating
           April 26, 2032 to pay at a fixed rate of 6.159%
           and to receive 3 month LIBOR.                            (618)
$  5,375   Agreement with Goldman Sachs Group terminating
           June 27, 2032 to pay at a fixed rate of 5.975%
           and to receive 3 month LIBOR.                            (732)

156

                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
$    800   Agreement with Lehman Brothers terminating April
           11, 2003 to pay 3 month LIBOR less 40 basis
           points, and receive if positive (pay if
           negative), the total rate of return on the
           Lehman Brothers CMBS Index.                                --
$  1,350   Agreement with Merrill Lynch terminating
           November 19, 2002 to pay 3 month LIBOR less 30
           basis points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                              $      84
$  2,150   Agreement with Salomon Brothers terminating
           October 31, 2002 to pay 3 month LIBOR less 45
           basis points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                    136
$  1,200   Agreement with Salomon Brothers terminating
           November 29, 2002 to pay 3 month LIBOR less 40
           basis points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                     37
$  4,200   Agreement with Salomon Brothers terminating
           March 31, 2003 to pay 3 month LIBOR less 40
           basis points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                     31
$  8,000   Agreement with Salomon Brothers terminating
           March 15, 2012 to pay at a fixed rate of 5.996%
           and to receive 3 month LIBOR.                          (1,149)
$  8,050   Agreement with Salomon Brothers terminating
           March 19, 2012 to pay at a fixed rate of 6.043%
           and to receive 3 month LIBOR.                          (1,186)
$  3,875   Agreement with Salomon Brothers terminating June
           27, 2012 to pay at a fixed rate of 5.363% and to
           receive 3 month LIBOR.                                   (357)
$  7,000   Agreement with Salomon Brothers terminating
           August 16, 2012 to pay at a fixed rate of 4.55%
           and to receive 3 month LIBOR.                            (172)
$  4,300   Agreement with Salomon Brothers terminating May
           28, 2032 to pay at a fixed rate of 6.133% and to
           receive 3 month LIBOR.                                   (693)
$  1,475   Agreement with Salomon Brothers terminating June
           7, 2032 to pay at a fixed rate of 6.065% and to
           receive 3 month LIBOR.                                   (222)
$    750   Agreement with Salomon Brothers terminating July
           15, 2032 to pay at a fixed rate of 5.814% and to
           receive 3 month LIBOR.                                    (83)
$  3,250   Agreement with Salomon Brothers terminating July
           19, 2032 to pay at a fixed rate of 5.898% and to
           receive 3 month LIBOR.                                   (399)
                                                               ---------
                                                               $  (6,597)
                                                               ---------

                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
                                                      Intermediate Duration
$    400   Agreement with Bank of America Corp. terminating
           October 22, 2002 to pay at a fixed rate of
           1.462% and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.             $      29
$    550   Agreement with Bank of America Corp. terminating
           December 5, 2002 to pay 5 month LIBOR and
           receive if positive (pay if negative), the total
           rate of return on the Banc of America Securities
           LLC AAA 10-year Commercial Mortgage-Backed
           Securities Daily Index.                                    47
$  1,100   Agreement with Bank of America Corp. terminating
           December 31, 2002 to pay at a fixed rate of
           1.40% and receive if positive (pay if negative),
           the total rate of return on the Banc of America
           Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                    33
$    150   Agreement with Bank of America Corp. terminating
           January 31, 2003 to pay 3 month LIBOR less 60
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                     9
$  1,475   Agreement with Goldman Sachs Group terminating
           April 26, 2032 to pay at a fixed rate of 6.159%
           and to receive 3 month LIBOR.                            (243)
$    550   Agreement with Goldman Sachs Group terminating
           April 25, 2032 to pay at a fixed rate of 6.168%
           and to receive 3 month LIBOR.                             (92)
$    375   Agreement with Merrill Lynch terminating
           November 19, 2002 to pay 3 month LIBOR less 30
           basis points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                     23
$    550   Agreement with Salomon Brothers terminating
           November 29, 2002 to pay 3 month LIBOR less 40
           basis points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                     17
$  1,350   Agreement with Salomon Brothers terminating
           March 15, 2012 to pay at a fixed rate of 5.996%
           and to receive 3 month LIBOR.                            (199)
$  1,350   Agreement with Salomon Brothers terminating
           March 19, 2012 to pay at a fixed rate of 6.043%
           and to receive 3 month LIBOR.                            (194)

2002 ANNUAL REPORT
September 30, 2002
                                                                             157

                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
$  1,950   Agreement with Salomon Brothers terminating May
           28, 2032 to pay at a fixed rate of 6.133% and to
           receive 3 month LIBOR.                              $    (313)
$    600   Agreement with Salomon Brothers terminating June
           7, 2032 to pay at a fixed rate of 6.065% and to
           receive 3 month LIBOR.                                    (90)
                                                               ---------
                                                               $    (973)
                                                               ---------
                                                                  Municipal
$ 25,000   Agreement with Salomon Brothers terminating
           October 1, 2032 to pay at a fixed rate of 5.85%
           and to receive 3 month LIBOR.                       $      95
                                                               ---------
                                                                   Balanced
$    750   Agreement with Bank of America Corp. terminating
           October 17, 2002 to pay 3 month LIBOR less 32
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                    64
$    500   Agreement with Bank of America Corp. terminating
           October 22, 2002 to pay at a fixed rate of
           1.462% and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                    36
$    900   Agreement with Bank of America Corp. terminating
           October 31, 2002 to pay 4.5 month LIBOR and
           receive if positive (pay if negative), the total
           rate of return on the Banc of America Securities
           LLC AAA 10-year Commercial Mortgage-Backed
           Securities Daily Index.                                    79
$  1,000   Agreement with Bank of America Corp. terminating
           December 18, 2002 to pay 3 month LIBOR less 30
           basis points, and receive if positive (pay if
           negative), the total rate of return on the Banc
           of America Securities LLC AAA 10-year Commercial
           Mortgage-Backed Securities Daily Index.                    68
$  2,850   Agreement with Bank of America Corp. terminating
           September 30, 2004 to pay at a fixed rate of
           2.393% and to receive 3 month LIBOR.                      (16)
$  1,800   Agreement with Bank of America Corp. terminating
           September 28, 2012 to pay at a fixed rate of
           4.469% and to receive 3 month LIBOR.                      (30)
$    900   Agreement with Credit Suisse First Boston
           terminating October 1, 2031 to pay at a fixed
           rate of 5.922% and to receive 3 month LIBOR.             (115)

                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
$  3,500   Agreement with Goldman Sachs Group terminating
           April 5, 2032 to pay at a fixed rate of 6.329%
           and to receive 3 month LIBOR.                       $    (670)
$    950   Agreement with Goldman Sachs Group terminating
           April 25, 2032 to pay at a fixed rate of 6.168%
           and to receive 3 month LIBOR.                            (158)
$  3,525   Agreement with Goldman Sachs Group terminating
           June 27, 2032 to pay at a fixed rate of 5.975%
           and to receive 3 month LIBOR.                            (480)
$  1,600   Agreement with Merrill Lynch terminating
           November 19, 2002 to pay 3 month LIBOR less 30
           basis points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                    100
$  1,500   Agreement with Salomon Brothers terminating
           October 31, 2002 to pay 3 month LIBOR less 45
           basis points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                     95
$  1,300   Agreement with Salomon Brothers terminating
           November 29, 2002 to pay 3 month LIBOR less 40
           basis points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                     40
$    800   Agreement with Salomon Brothers terminating
           March 31, 2003 to pay 3 month LIBOR less 40
           basis points, and receive if positive (pay if
           negative), the total rate of return on the
           Commercial Mortgage-Backed Securities AAA Custom
           Index.                                                      6
$  6,350   Agreement with Salomon Brothers terminating
           March 15, 2012 to pay at a fixed rate of 5.996%
           and to receive 3 month LIBOR.                            (912)
$  2,650   Agreement with Salomon Brothers terminating
           March 19, 2012 to pay at a fixed rate of 6.043%
           and to receive 3 month LIBOR.                            (391)
$  2,550   Agreement with Salomon Brothers terminating June
           27, 2012 to pay at a fixed rate of 5.363% and to
           receive 3 month LIBOR.                                   (235)
$  1,750   Agreement with Salomon Brothers terminating June
           28, 2012 to pay at a fixed rate of 5.213% and to
           receive 3 month LIBOR.                                   (140)

158

                                                               UNREALIZED
NOTIONAL                                                      APPRECIATION
AMOUNT                                                       (DEPRECIATION)
(000)                        DESCRIPTION                         (000)
---------------------------------------------------------------------------
$  3,130   Agreement with Salomon Brothers terminating
           August 16, 2012 to pay at a fixed rate of 4.55%
           and to receive 3 month LIBOR.                       $     (77)
$  1,025   Agreement with Salomon Brothers terminating June
           7, 2032 to pay at a fixed rate of 6.065% and to
           receive 3 month LIBOR.                                   (154)
$    525   Agreement with Salomon Brothers terminating July
           15, 2032 to pay at a fixed rate of 5.814% and to
           receive 3 month LIBOR.                                    (58)
                                                               ---------
                                                               $  (2,948)
                                                               ---------

---------------
LIBOR -- London Interbank Offer Rate

H. IN-KIND TRANSACTIONS. For the year ended September 30, 2002, the following Portfolio realized gains (losses) from in-kind redemptions:

PORTFOLIO                                                       (000)
------------------------------------------------------------------------
Multi-Asset Class                                             $      (20)

I. SECURITIES LENDING. Certain Portfolios may lend investment securities to investors who borrow securities in order to complete certain transactions. By lending investment securities, a Portfolio attempts to increase its net investment income through the receipt of interest earned on loan collateral. Any increase or decline in the market price of securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of securities loaned increases above the value of the collateral received.

Portfolios that lend securities receive cash as collateral in the amount equal to or exceeding 100% of the current market value of the loaned securities. Any cash received as collateral is invested by the securities lending agent in accordance with pre-established guidelines. A portion of the interest received on the loan collateral is retained by the Portfolio, and the remainder is rebated to the borrower of the securities. From the interest retained by the Portfolio, 25% of such amount is paid to the securities lending agent for its services. The net amount of interest earned, after the interest rebate and allocation to the securities lending agent, is included in the Statement of Operations in interest income. The value of loaned securities and related collateral outstanding at September 30, 2002 are as follows:

                                              VALUE OF
                                               LOANED          VALUE OF
                                             SECURITIES       COLLATERAL
PORTFOLIO                                      (000)             (000)
---------------------------------------------------------------------------
Core Plus Fixed Income                     $      272,011   $       277,926
Investment Grade Fixed Income                     103,521           105,408
U.S. Core Fixed Income                             61,407            62,517
High Yield                                         87,030            89,738
Balanced                                           48,715            50,522

The following Portfolios have earned interest income on securities lending (after rebates to borrowers and allocation to the securities lending agent):

PORTFOLIO                                                     (000)
-------------------------------------------------------------------
Core Plus Fixed Income                                        $505
Investment Grade Fixed Income                                   53
U.S. Core Fixed Income                                          26
High Yield                                                     433
Balanced                                                        80

J. FEDERAL INCOME TAXES: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Dividends from net investment income, if any, are declared and paid quarterly except for those of the Cash Reserves Portfolio which are declared daily and paid monthly and Intermediate Duration, Limited Duration and Municipal Portfolios which are declared and paid monthly. Net realized capital gains are distributed at least annually.

The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of the Municipal Portfolio's ordinary income distributions include tax exempt as well as taxable components. The tax character of distributions paid during 2001 and 2002 was as follows:

                                        2001 DISTRIBUTIONS      2002 DISTRIBUTIONS
                                            PAID FROM:              PAID FROM:
                                               (000)                  (000)
                                       ---------------------    ------------------
                                                   LONG-TERM
                                       ORDINARY      CAPITAL              ORDINARY
PORTFOLIO                                INCOME         GAIN                INCOME
----------------------------------------------------------------------------------
Core Plus Fixed Income                 $293,069    $      --              $261,898
Investment Grade Fixed Income            19,215           --                17,261
U.S. Core Fixed Income                   11,661           --                11,282

2002 ANNUAL REPORT
September 30, 2002
                                                                             159

                                        2001 DISTRIBUTIONS      2002 DISTRIBUTIONS
                                            PAID FROM:              PAID FROM:
                                               (000)                  (000)
                                       ---------------------    ------------------
                                                   LONG-TERM
                                       ORDINARY      CAPITAL              ORDINARY
PORTFOLIO                                INCOME         GAIN                INCOME
----------------------------------------------------------------------------------
Cash Reserves                          $  5,960    $      --                $2,539
Global Fixed Income                       1,371           --                    --
High Yield                              117,383           --                81,395
Intermediate Duration                     4,195           --                 4,621
International Fixed Income                2,342           --                    --
Limited Duration                         10,849           --                11,264
Municipal                                 5,588           --                 8,022
Balanced                                 29,687       10,995                13,362
Multi-Asset-Class                         8,661        4,788                 2,190

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on securities, forwards and futures, including Post October Losses and permanent differences such as gain (loss) on in-kind redemptions, foreign currency transactions and gains on certain equity securities designated as issued by "passive foreign investment companies". Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), undistributed realized net gain (loss) and paid-in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the Financial Highlights.

As of September 30, 2002, the components of distributable earnings on a tax basis were as follows:

                                    UNDISTRIBUTED             UNDISTRIBUTED
                                  ORDINARY INCOME    LONG-TERM CAPITAL GAIN
PORTFOLIO                                   (000)                     (000)
---------------------------------------------------------------------------
Core Plus Fixed Income            $       118,020    $                   --
Investment Grade Fixed Income               8,653                        --
U.S. Core Fixed Income                      9,846                        --
Cash Reserves                                 215                        --
Global Fixed Income                           314                        --
High Yield                                 13,802                        --
Intermediate Duration                       2,888                     1,103
Limited Duration                            1,726                       429
Municipal                                     162                        --
Balanced                                    3,961                        --
Multi-Asset-Class                           1,169                        --

The undistributed ordinary income for the Municipal Portfolio includes tax exempt as well as taxable distributable earnings.

At September 30, 2002, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

                               COST   APPRECIATION   DEPRECIATION         NET
PORTFOLIO                     (000)          (000)          (000)       (000)
-----------------------------------------------------------------------------
Core Plus Fixed Income   $6,235,384   $    184,536   $   (109,137)  $  75,399
Investment Grade Fixed
 Income                     885,288         25,726         (4,210)     21,516
U.S. Core Fixed Income      518,208         15,440         (2,574)     12,866
Cash Reserves               179,438             --             --          --
Global Fixed Income          53,676          1,712           (946)        766
High Yield                  890,980         11,309       (440,423)   (429,114)
Intermediate Duration       147,169          3,357           (335)      3,022
International Fixed
 Income                      88,795          4,955         (1,434)      3,521
Limited Duration            478,137          7,406           (158)      7,248
Municipal                   242,420         16,546         (2,834)     13,712
Balanced                    456,333          6,735        (48,074)    (41,339)
Multi-Asset-Class            44,683          1,104         (9,643)     (8,539)

At September 30, 2002, the following Portfolios had available for Federal income tax purposes unused capital losses, which will expire on the indicated dates:

                                                EXPIRATION DATE
                                                 SEPTEMBER 30,
                                                     (000)
                                       ----------------------------------
PORTFOLIO                              2007      2008      2009      2010
-------------------------------------------------------------------------
Global Fixed Income                    $ --   $    92   $ 1,576   $   560
High Yield                              718    12,236    26,962    22,386
International Fixed Income               --        --     1,532        57
Municipal                                --        --       283        --
Balanced                                 --        --     4,254    38,924
Multi-Asset-Class                        --        --     1,364    20,247

In addition to the $62,302,000 in the unused capital losses attributed to the High Yield Portfolio in the table above, approximately $26,584,000 has been brought forward as a result of the Portfolio's merger with the MSIF High Yield II Portfolio. Based on certain provisions in the Internal Revenue Code, various limitations regarding the future utilization of these carryforwards may apply. This acquired capital loss carryforward is expected to expire between 2006-2010.

To the extent that capital gains are offset, such gains will not be distributed to shareholders.

For the fiscal year ended September 30, 2002, the following Portfolios utilized capital loss carryforward, for U.S. federal income tax purposes:

PORTFOLIO                                                      (000)
---------------------------------------------------------------------
Core Plus Fixed Income                                        $19,527
Investment Grade Fixed Income                                   6,834
U.S. Core Fixed Income                                          1,902
Intermediate Duration                                             605
Limited Duration                                                2,675
Municipal                                                       2,091

160

Under current tax law, certain capital and net foreign exchange losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 2002, the following Portfolios may elect to defer capital and currency losses occurring between November 1, 2001 and September 30, 2002 up to the following amounts:

                                           POST-OCTOBER       POST-OCTOBER
                                         CAPITAL LOSSES    CURRENCY LOSSES
PORTFOLIO                                         (000)              (000)
--------------------------------------------------------------------------
Core Plus Fixed Income                   $       45,994    $            --
Cash Reserves                                         4                 --
Global Fixed Income                                 939                 --
High Yield                                      111,023              3,540
International Fixed Income                          362                102
Balanced                                         39,744                 --
Multi-Asset-Class                                 9,380                 --

K. CHANGE IN INDEPENDENT AUDITORS. On June 6, 2002, Deloitte & Touche LLP resigned as independent auditors of the Fund. The reports of Deloitte & Touche LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle. In connection with its audits for the two most recent fiscal years and through June 6, 2002, there have been no disagreements with Deloitte & Touche LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Deloitte & Touche LLP, would have caused them to make reference thereto in their report on the financial statements for such years. The Fund, with the approval of its Board of Trustees and Audit Committee, has engaged Ernst & Young LLP as its independent auditors.

L. OTHER. At September 30, 2002, the High Yield Portfolio's net assets were substantially comprised of high yield fixed income securities. The financial condition of an issuer of these securities and general economic and industry specific conditions may affect the issuer's ability to make payments of income and principal on these securities and ultimately impact their valuation.

A portion of the securities of the Municipal Portfolio are insured by certain companies specializing in the insurance of municipal debt obligations. At September 30, 2002, approximately 57.8% of the net assets of the Municipal Portfolio are covered by such insurance. Listed below are the insurers that insure obligations constituting more than 10% of the Portfolio's net assets:

MBIA                                                          19.2%
AMBAC                                                         13.1
FGIC                                                          13.1

At September 30, 2002, certain Portfolios had otherwise unaffiliated record owners of 10% or greater. Investment activities of these shareholders could have a material impact on these Portfolios. These Portfolios and the aggregate percentage of such owners was as follows:

                                                        PERCENTAGE
                                                       OF OWNERSHIP
                                           ------------------------------------
                                           INSTITUTIONAL   INVESTMENT   ADVISER
PORTFOLIOS                                     CLASS         CLASS       CLASS
-------------------------------------------------------------------------------
Core Plus Fixed Income                             13.2%         69.5%     76.9%
Investment Grade Fixed Income                       16.3           --      39.5
U.S. Core Fixed Income                              59.6           --      95.4
Cash Reserves                                       67.6        100.0        --
Global Fixed Income                                 76.0           --        --
High Yield                                          12.6         80.9      50.1
Intermediate Duration                               77.4        100.0        --
International Fixed Income                          98.2           --        --
Limited Duration                                    67.1           --        --
Municipal                                           26.9           --        --
Balanced                                            67.5         99.2      89.9
Multi-Asset-Class                                   83.0        100.0        --

M. SUPPLEMENTAL PROXY INFORMATION. (UNAUDITED) On May 15, 2002, a special meeting of the shareholders of the Special Purpose Fixed Income Portfolio was held. The following is a summary of the proposal presented and the total number of shares voted:

Proposal:

1. To approve an Agreement and Plan of Reorganization for the Special Purpose Fixed Income Portfolio.

VOTES IN FAVOR OF                                 VOTES AGAINST  ABSTAINED
--------------------------------------------------------------------------
12,102,000                                           10,952        157,836

N. SUBSEQUENT EVENTS. On September 12, 2002, the Fund's Board of Trustees unanimously decided to liquidate the Global Fixed Income Portfolio. The Portfolio will make its final distribution of liquidation proceeds on November 22, 2002.

2002 ANNUAL REPORT
September 30, 2002
                                                                             161

Independent Auditors Report

To the Shareholders and Board of Trustees of Morgan Stanley Institutional Fund Trust

We have audited the accompanying statements of net assets of the Core Plus Fixed Income Portfolio (formerly Fixed Income Portfolio), Investment Grade Fixed Income Portfolio (formerly Fixed Income II Portfolio), U.S. Core Fixed Income Portfolio (formerly Domestic Fixed Income Portfolio), Cash Reserves Portfolio, Global Fixed Income Portfolio, High Yield Portfolio, Intermediate Duration Portfolio, International Fixed Income Portfolio, Limited Duration Portfolio, Municipal Portfolio, Balanced Portfolio and Multi-Asset-Class Portfolio, (the "Funds") (twelve of the portfolios constituting the Morgan Stanley Institutional Fund Trust) as of September 30, 2002, and the related statement of operations, statement of changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended September 30, 2001 and the financial highlights for each of the two years in the period then ended were audited by other auditors whose report, dated November 16, 2001, expressed an unqualified opinion on that statement and those financial highlights. The financial highlights for each of the two years in the period ended September 30, 1999 were audited by other auditors whose report, dated November 19, 1999, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2002 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned twelve Funds of Morgan Stanley Institutional Fund Trust at September 30, 2002, the results of their operations, the changes in their net assets, and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                              ERNST & YOUNG LOGO
Boston, Massachusetts
November 15, 2002

162

Federal Income Tax Information: (Unaudited)

For the year ended September 30, 2002, the percentage of dividends that qualify for the 70% dividend received deduction for corporate shareholders for each Portfolio were:

PORTFOLIO                                                     AMOUNT
--------------------------------------------------------------------
High Yield                                                       1.7%
Balanced                                                        23.9
Multi-Asset-Class                                               41.5

For the fiscal year ended September 30, 2002*, the percentage of exempt interest dividends paid by the Municipal Portfolio was 94%.

For the fiscal year ended September 30, 2002*, the percentage of income earned from direct U.S. Treasury Obligations was as follows:

                                                              INCOME
PORTFOLIO                                                     EARNED
--------------------------------------------------------------------
Core Plus Fixed Income                                           4.6%
Investment Grade Fixed Income                                    9.7
U.S. Core Fixed Income                                            23
Cash Reserves                                                   13.4
Global Fixed Income                                              2.2
Intermediate Duration                                           17.0
Limited Duration                                                19.0
Balanced                                                        11.4
Multi-Asset-Class                                                1.0

* Amounts for the period ending December 31, 2002 will be provided with Form 1099-DIV to be mailed in January 2003.

2002 ANNUAL REPORT
September 30, 2002
                                                                             163

Trustee and Officer Information (Unaudited)

Independent Trustees:

                                                                                                             Number of
                                         Term of                                                             Portfolios in
                                         Office and                                                          Fund
                           Position(s)   Length of                                                           Complex
Name, Age and Address of   Held with     Time                                                                Overseen by
Trustee                    Registrant    Served*      Principal Occupation(s) During Past 5 Years            Trustee**
------------------------   -----------   ----------   ----------------------------------------------------   -------------
John D. Barrett II (67)    Trustee       Trustee      Chairman and Director of Barrett Associates, Inc.      72
565 Fifth Avenue                         since        (investment counseling).
New York, NY 10017                       2001

Thomas P. Gerrity (61)     Trustee       Trustee      Professor of Management, formerly Dean, Wharton        72
219 Grays Lane                           since        School of Business, University of Pennsylvania;
Haverford, PA 19041                      1996         formerly Director, IKON Office Solutions, Inc.,
                                                      Fiserv, Digital Equipment Corporation, Investor
                                                      Force Holdings, Inc. and Union Carbide Corporation.

Gerard E. Jones (65)       Trustee       Trustee      Of Counsel, Shipman & Goodwin, LLP (law firm).         72
Shipman & Goodwin, LLP                   since
43 Arch Street                           2001
Greenwich, CT 06830

Joseph J. Kearns (60)      Trustee       Trustee      Investment consultant; formerly CFO of The J. Paul     72
6287 Via Escondido                       since        Getty Trust.
Malibu, CA 90265                         1994

Vincent R. McLean (71)     Trustee       Trustee      Formerly Executive Vice President, Chief Financial     72
702 Shackamaxon Drive                    since        Officer, Director and Member of the Executive
Westfield, NJ 07090                      1996         Committee of Sperry Corporation (now part of Unisys
                                                      Corporation).

C. Oscar Morong, Jr.       Trustee       Trustee      Managing Director, Morong Capital Management;          72
(67)                                     since        formerly Senior Vice President and Investment
1385 Outlook Drive West                  1993         Manager for CREF, TIAA-CREF Investment Management,
Mountainside, NJ 07092                                Inc. (investment management); formerly Director, The
                                                      Indonesia Fund (mutual fund).

William G. Morton, Jr.     Trustee       Trustee      Chairman Emeritus and former Chief Executive Officer   72
(65)                                     since        of Boston Stock Exchange.
304 Newbury Street, #560                 2001
Boston, MA 02115

Michael Nugent (66)        Trustee       Trustee      General Partner, Triumph Capital, L.P. (private        201
c/o Triumph Capital,                     since        investment partnership); formerly, Vice President,
L.P.                                     2001         Bankers Trust Company and BT Capital Corporation.
237 Park Avenue
New York, NY 10017

Fergus Reid (70)           Trustee       Trustee      Chairman and Chief Executive Officer of Lumelite       72
85 Charles Colman Blvd.                  since        Plastics Corporation.
Pawling, NY 12564                        2001


Name, Age and Address of  Other Directorships Held by
Trustee                   Trustee
------------------------  --------------------------------------
John D. Barrett II (67)   Director of the Ashforth Company (real
565 Fifth Avenue          estate).
New York, NY 10017
Thomas P. Gerrity (61)    Director, ICG Commerce, Inc.; Sunoco;
219 Grays Lane            Fannie Mae; Reliance Group Holdings,
Haverford, PA 19041       Inc., CVS Corporation and
                          Knight-Ridder, Inc.
Gerard E. Jones (65)      Director of Tractor Supply Company,
Shipman & Goodwin, LLP    Tiffany Foundation, and Fairfield
43 Arch Street            County Foundation.
Greenwich, CT 06830
Joseph J. Kearns (60)     Director, Electro Rent Corporation and
6287 Via Escondido        The Ford Family Foundation.
Malibu, CA 90265
Vincent R. McLean (71)    Director, Banner Life Insurance Co.;
702 Shackamaxon Drive     William Penn Life Insurance Company of
Westfield, NJ 07090       New York.
C. Oscar Morong, Jr.      Trustee of the mutual funds in the
(67)                      Smith Barney/CitiFunds fund complex;
1385 Outlook Drive West   Director, Ministers and Missionaries
Mountainside, NJ 07092    Benefit Board of American Baptist
                          Churches.
William G. Morton, Jr.    Director of Radio Shack Corporation
(65)                      (electronics).
304 Newbury Street, #560
Boston, MA 02115
Michael Nugent (66)       Director of various business
c/o Triumph Capital,      organizations; Chairman of the
L.P.                      Insurance Committee and Director or
237 Park Avenue           Trustee of the retail families of
New York, NY 10017        funds advised by Morgan Stanley
                          Investment Advisors Inc.
Fergus Reid (70)          Trustee and Director of approximately
85 Charles Colman Blvd.   30 investment companies in the
Pawling, NY 12564         JPMorgan Funds complex managed by
                          JPMorgan Investment Management Inc.

164

Interested Trustees:

                                                                                                                Number of
                                            Term of                                                             Portfolios in
                                            Office and                                                          Fund
                              Position(s)   Length of                                                           Complex
Name, Age and Address of      Held with     Time                                                                Overseen by
Trustee                       Registrant    Served*      Principal Occupation(s) During Past 5 Years            Trustee**
------------------------      -----------   ----------   ----------------------------------------------------   -------------
Barton M. Biggs (69)          Chairman      Chairman     Chairman, Director and Managing Director of Morgan     72
1221 Avenue of the Americas   and Trustee   and          Stanley Investment Management Inc. and Chairman and
New York, NY 10020                          Trustee      Director of Morgan Stanley Investment Management
                                            since        Limited; Managing Director of Morgan Stanley & Co.
                                            2001         Incorporated; Director and Chairman of the Board of
                                                         various U.S. registered companies managed by Morgan
                                                         Stanley Investment Management Inc.

Ronald E. Robison (63)        President     President    President and Trustee; Chief Global Operations         72
1221 Avenue of the Americas   and Trustee   and          Officer and Managing Director of Morgan Stanley
New York, NY 10020                          Trustee      Investment Management Inc.; Managing Director of
                                            since        Morgan Stanley & Co. Incorporated; formerly,
                                            2001         Managing Director and Chief Operating Officer of TCW
                                                         Investment Management Company; Director and
                                                         President of various funds in the Fund Complex.


Name, Age and Address of     Other Directorships Held by
Trustee                      Trustee
------------------------     ------------------------------
Barton M. Biggs (69)         Member of the Yale Development
1221 Avenue of the Americas  Board
New York, NY 10020
Ronald E. Robison (63)
1221 Avenue of the Americas
New York, NY 10020

------------------------

* Each Trustee serves an indefinite term, until his or her successor is elected. ** The Fund Complex includes all funds advised by Morgan Stanley Investment
   Management Inc. and any funds that have an investment advisor that is an affiliated entity of Morgan Stanley Investment Management Inc. (including, but not limited to, Morgan Stanley Investments LP, Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management Inc.).

Additional information about the Fund's Trustees can be found in the Fund's Statement of Additional Information (SAI). The SAI may be obtained without charge upon request, by calling the Fund at 1-800-354-8185. You may also retrieve this information on-line at the Securities and Exchange Commission's web site at "http://www.sec.gov". To aid you in obtaining this information on-line, the Fund's Central Index Key (CIK) number is 0000741375 and the SAI is found within form type 485BPOS.

2002 ANNUAL REPORT
September 30, 2002
                                                                             165

Officers:

                                             Position(s)   Term of Office
                                             Held with     and Length of
Name, Age and Address of Executive Officer   Registrant    Time Served*
------------------------------------------   -----------   ---------------
Ronald E. Robison (63)                       President     President since
Morgan Stanley Investment Management Inc.    and Trustee   2001
1221 Avenue of the Americas
New York, NY 10020

Stefanie V. Chang (35)                       Vice          Vice President
Morgan Stanley Investment Management Inc.    President     since 2001
1221 Avenue of the Americas
New York, NY 10020

Lorraine Truten (41)                         Vice          Vice President
Morgan Stanley Investment Management Inc.    President     since 2001
1221 Avenue of the Americas
New York, NY 10020

Mary E. Mullin (35)                          Secretary     Secretary since
Morgan Stanley Investment Management Inc.                  2001
1221 Avenue of the Americas
New York, NY 10020

James W. Garrett (33)                        Treasurer     Treasurer since
Morgan Stanley Investment Management Inc.                  2002
1221 Avenue of the Americas
New York, NY 10020

Belinda A. Brady (34)                        Assistant     Assistant
J.P. Morgan Investor Service Co.             Treasurer     Treasurer since
73 Tremont Street                                          2002
Boston, MA 02108-3913


Name, Age and Address of Executive Officer  Principal Occupation(s) During Past 5 Years
------------------------------------------  ------------------------------------------------------------
Ronald E. Robison (63)                      Chief Global Operations Officer and Managing Director of
Morgan Stanley Investment Management Inc.   Morgan Stanley Investment Management Inc.; Director and
1221 Avenue of the Americas                 President of various U.S. registered investment companies
New York, NY 10020                          managed by Morgan Stanley Investment Management Inc.;
                                            Previously, Managing Director and Chief Operating Officer of
                                            TCW Investment Management Company.
Stefanie V. Chang (35)                      Executive Director of Morgan Stanley & Co. Incorporated and
Morgan Stanley Investment Management Inc.   Morgan Stanley Investment Management Inc.; formerly,
1221 Avenue of the Americas                 practiced law with the New York law firm of Rogers & Wells
New York, NY 10020                          (now Clifford Chance Rogers & Wells LLP); Vice President of
                                            certain funds in the Fund Complex.
Lorraine Truten (41)                        Executive Director of Morgan Stanley Investment Management
Morgan Stanley Investment Management Inc.   Inc.; Head of Global Client Services, Morgan Stanley
1221 Avenue of the Americas                 Investment Management Inc.; President, Morgan Stanley Fund
New York, NY 10020                          Distribution, Inc. formerly, President of Morgan Stanley
                                            Institutional Fund Trust; Vice President of certain funds in the Fund Complex.
Mary E. Mullin (35)                         Vice President of Morgan Stanley & Co. Incorporated and
Morgan Stanley Investment Management Inc.   Morgan Stanley Investment Management Inc.; formerly,
1221 Avenue of the Americas                 practiced law with the New York law firms of McDermott, Will
New York, NY 10020                          & Emery and Skadden, Arps, Slate, Meagher & Flom LLP;
                                            Secretary of certain funds in the Fund Complex.
James W. Garrett (33)                       Vice President of Morgan Stanley & Co. Incorporated and
Morgan Stanley Investment Management Inc.   Morgan Stanley Investment Management Inc. and Treasurer of
1221 Avenue of the Americas                 various U.S. registered investment companies managed by
New York, NY 10020                          Morgan Stanley Investment Management Inc.; Formerly, with
                                            Price Waterhouse LLP (now PricewaterhouseCoopers LLP).
Belinda A. Brady (34)                       Fund Administration Senior Manager, J.P. Morgan Investor
J.P. Morgan Investor Service Co.            Services Co. (formerly, Chase Global Funds Services
73 Tremont Street                           Company); formerly, Senior Auditor at Price Waterhouse LLP
Boston, MA 02108-3913                       (now PricewaterhouseCoopers LLP); Assistant Treasurer of
                                            certain funds in the Fund Complex.

------------------------

* Each Officer serves an indefinite term, until his or her successor is elected.

INVESTMENT ADVISER AND ADMINISTRATOR

Morgan Stanley Investments LP
One Tower Bridge
100 Front Street Suite 1100
West Conshohocken, Pennsylvania 19428

DISTRIBUTOR

Morgan Stanley Distribution, Inc.
One Tower Bridge
100 Front Street Suite 1100
West Conshohocken, Pennsylvania 19428

CUSTODIAN

JP Morgan Chase Bank
3 Chase MetroTech Center
Brooklyn, New York 11245

LEGAL COUNSEL

Mayer, Brown, Rowe & Maw
1675 Broadway
New York, New York 10019-5820

INDEPENDENT AUDITORS

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management
Morgan Stanley Investments LP
One Tower Bridge
100 Front Street Suite 1100
West Conshohocken, PA 19428-2899
Investment Adviser: (610) 940-5000 - MSIF Trust: (800) 354-8185

(C) 2002 Morgan Stanley

[MORGAN STANLEY LOGO]                                        935-anrptfxblmc-116